As filed with the Securities and Exchange Commission on April 23, 2024
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 21 (File No. 333-230376)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 203 (File No. 811-07355)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2024 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2024
RiverSource®
RAVA 5 Advantage® Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities RiverSource Variable Account 10
This prospectus contains information that you should know before investing in the RAVA 5 Advantage contract offered for contract applications signed on or after April 29, 2019 (Contract), individual flexible premium deferred combination fixed/variable annuity contracts issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”). The Contract offers seven-year and ten-year surrender charge schedules. The information in this prospectus applies to all contracts unless stated otherwise. All material terms and conditions of the contracts, including material state variations and distribution channels, are described in this prospectus.
The contracts are no longer available for new purchases. These contracts are no longer being sold and this prospectus is designed for current contract owners. In addition to the possible state variations, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 1

2 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 3

Key Terms
These terms can help you understand details about your Contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your Contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the Contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account, contract value in the Variable Account, and contract value in the GPAs.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the Contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all Contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the Contract as owner(s) of the Contract, who has or have the right to control the Contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the Contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or a revocable trust, the annuitant will be deemed to be the owner for Contract provisions that are based on the age or life of the owner. When the Contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any Contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the Contract by your spouse under the spousal continuation provision of the Contract, redefines “owner”, “you” and “your”.

4 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•
Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Internal Revenue Code of 1986 (the Code)
•
Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•
SIMPLE IRAs under Section 408(p) of the Code
•
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•
Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•
Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your Contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
Separate Account: An insulated segregated account, the assets of which are invested solely in the underlying Funds. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Surrender value: The amount you are entitled to receive if you make a full surrender from your Contract. It is the Contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins.
Variable account: Refers to the RiverSource Variable Account 10, a Separate account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 5

Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
This contract has two surrender charge options. You may select either a seven-year or ten-year surrender charge schedule at the time of application. If you select a seven-year surrender charge schedule and you withdraw money during the first seven years from date of each purchase payment, you may be assessed a surrender charge of up to 7% of the purchase payment withdrawn. If you select a ten-year surrender charge schedule and you withdraw money during the first ten years from date of each purchase payment, you may be assessed a surrender charge of up to
8% of the purchase payment withdrawn.
For example, if you select a seven-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. If you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.

6 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge option chosen,Contract duration and size of Contract value)	0.96%	1.11%
	Fund options (Funds fees and expenses)(2)	0.38%	2.38%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	2.00%
(1) As a percentage of average daily contract value in the Variable Account. Includes the
Mortality and Expense Fee and contract administrative charge.
2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily Contract value in the Variable Account. The Maximum is a percentage of the greater of Contract value or Minimum Contract Accumulation Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,343	Highest Annual Cost: $3,922
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.			Principal Risks

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 7

	RISKS	Location in Statutory Prospectus
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has surrender charges that may apply for the first seven or ten years after each purchase payment. The surrender charges may reduce the value of your Contract if you withdraw money during the surrender charge period. Surrenders may also reduce or terminate
Contract guarantees.
•The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the Contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks Charges– Surrender Charge
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under any Fixed Account investment options) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks The Variable Account and the Funds The Guarantee Period Accounts (GPAs) The Fixed Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks The General Account
RESTRICTIONS
Investments
•Subject to certain restrictions, you may transfer your Contract value among the Subaccounts without charge at any time before the
annuitization start date, and once per Contract year after the annuitization start date.
•Certain transfers out of the GPAs will be subject to an MVA.
•GPAs and the regular Fixed Account are subject to certain restrictions.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders

8 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

	RESTRICTIONS	Location in Statutory Prospectus
Optional Benefits
•Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
•Certain optional benefits may limit subsequent purchase payments.
•Withdrawals in excess of the amount allowed under certain optional benefits may substantially reduce the benefit or even terminate the benefit.
•We may stop offering an optional benefit at any time for new sales.

Buying Your
Contract
—Purchase
Payments
Optional
Benefits —
Investment
Allocation
Restrictions for
Certain Benefit
Riders
Optional
Benefits –
Important
SecureSource
Series Rider
Considerations
Appendix B: Funds
Available Under
the Optional
Benefits Offered
Under the
Contract

TAXES
Tax Implications
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your Contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Exchanges
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 9

Overview of the Contract
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
We no longer offer new contracts. However, you may have the option of making additional purchase payments in the future, subject to certain limitations.
The contract offers various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
It is not intended for investors whose liquidity needs require frequent withdrawals in excess of free amount. If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contract has two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; the regular Fixed Account, Special DCA Fixed Account and GPAs which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract (including any death benefit riders) will no longer be in force and the contract will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract.
A list of Funds and additional information regarding each Fund in which you can invest is provided in Appendix A -- Funds Available Under the Contract.
If you have a Guaranteed Withdrawal Benefit rider, you can withdraw a guaranteed amount from the contract during the Accumulation phase. The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the regular Fixed Account, Special DCA Fixed Account and GPAs. The GPAs have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to them. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is surrendered or transferred more than thirty days before the end of its guarantee period. A prospectus containing more information regarding the GPA interests under the contracts is registered with the SEC (See File No. 333-263038).You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuititzation and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value(less any applicable premium tax and/or other charges) to an annuity payout plan that begins on the annuitization start date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or surrender the contract during the Income Phase.
All optional death and living benefits terminate after the annuitization start date unless you chose the lifetime benefit under the Guaranteed Withdrawal Benefit rider on the scheduled annuitization start date.
Contract features:
Death Benefits. If you die during the Accumulation Phase, we will pay a death benefit to your beneficiary or beneficiaries. The contract includes a standard death benefit at no additional charge. You may be able to elect (or may have elected) one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
Optional Living Benefits. You may have elected one of the optional living benefits under the contract for an additional fee. Guaranteed Withdrawal Benefit riders are designed to provide a guaranteed income stream that may last as long as you live, subject to you following the rules of the rider. Accumulation Protector Benefit rider is designed to provide a guaranteed contract value at the end of a specified Waiting Period.
Surrenders. You may surrender all or part of your contract value at any time during the Accumulation Phase. If you request a full surrender, the contract will terminate. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.

10 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Tax Treatment. You can transfer money between Subaccounts the regular Fixed Account and GPAs without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.
Additional Services:
•
Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts or from the regular Fixed Account to one or more eligible Subaccounts. Special Dollar Cost Averaging (SDCA), only available for new purchase payments, allows the systematic transfer from the Special DCA Fixed Account to one or more eligible Subaccounts over a 6 or 12 month period.
•
Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.
•
Income Guide. An optional service, currently offered without charge, which provides reporting and monitoring of withdrawals you take from your contract.
•
Automated Partial Surrenders. An optional service allowing you to set up automated partial surrenders from the GPAs, regular Fixed Account, Special DCA fixed account or the Subaccounts.
•
Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 11

Fee Table and Examples
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract. State premium taxes also may be deducted.

Transaction Expenses

Surrender Charges
Surrender charges (as a percentage of purchase payments surrendered)(1)	Seven-year	Ten-year
Maximum	7%	8%

(1)
You select either a seven-year or ten-year surrender charge schedule at the time of application. For the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7 +	0	7	3
		8	2
		9	1
		10 +	0
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $50	Current: $50 (1)
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expenses*
(as a percentage of average daily contract value in the Variable Account)
Base Contract Expenses
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule**	Maximum/Current: 1.10%
* Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus.
** After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
Optional Benefit Expenses
Optional Death Benefits
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%

12 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

(as a percentage of average daily contract value in the Variable Account)
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
Benefit Protector Death Benefit rider fee (also available with the MAV or 5-Year MAV Death Benefit)	Maximum: 0.25%	Current: 0.25%
(as a percentage of contract value charged annually on the contract anniversary.)
Enhanced LegacySM Benefit fee	Maximum: 1.75%	Current: 0.95%(2)
(Charged annually on the contract anniversary. Prior to age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, Accumulation Death Benefit (ADB) value (after any increase is added) or MAV or the contract value. On or following age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV).
SecureSource LegacySM benefit rider fee (available for contract applications signed on or after 5/4/2020)	Maximum: 0.50%	Current: 0.35%(2)
SecureSource LegacySM benefit rider fee (available for contract applications signed prior to 5/4/2020)	Maximum: 0.40%	Current: 0.25%(2)
(Charged annually on the contract anniversary. The charge is calculated by multiplying the annual rider fee by the greater of the SecureSource Legacy Death Benefit amount or the contract value)
Optional Living Benefits(3)
(Fee for the SecureSource Series riders is charged annually on the contract anniversary as a percentage of contract value or the Benefit Base whichever is greater.)
Available for contract applications signed on or after 5/3/2021
SecureSource Tempo SM– Single life rider fee	Maximum: 2.50%
SecureSource Tempo SM – Joint life rider fee	Maximum: 2.50%
Available for contract applications signed on or after 5/3/2021 and prior to 1/1/2022
SecureSource Core 2 SM – Single life rider fee	Maximum: 2.50%
SecureSource Core 2 SM – Joint life rider fee	Maximum: 2.50%
SecureSource5®– Single life rider fee	Maximum: 2.50%
SecureSource5 ® – Joint life rider fee	Maximum: 2.50%
SecureSource5Plus ® – Single life rider fee	Maximum: 2.50%
SecureSource5Plus ® – Joint life rider fee	Maximum: 2.50%

Available for contract applications signed prior to 5/3/2021
SecureSource Core SM – Single life rider fee	Maximum: 2.25%
SecureSource Core SM – Joint life rider fee	Maximum: 2.25%
SecureSource4®– Single life rider fee	Maximum: 2.25%
SecureSource4 ® – Joint life rider fee	Maximum: 2.25%
SecureSource4Plus ® – Single life rider fee	Maximum: 2.25%
SecureSource4Plus ® – Joint life rider fee	Maximum: 2.25%

Available for contract applications signed prior to 3/30/2020
SecureSource Core Plus SM – Single life rider fee	Maximum: 2.75%
SecureSource Core Plus SM – Joint life rider fee	Maximum: 2.75%

Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.30%(4)
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)

(1)
Prior to 5/4/2020, the contract administrative charge is $30. Also, for contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the first contract anniversary and $50 thereafter. Upon surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
(2)
The Current fee can increase up to the Maximum fee for existing and new contract owners. Currently the fee does not vary with the investment option selected (see “Charges – Optional Death Benefit Charges – Enhanced Legacy Benefit Charge and SecureSource Legacy Benefit Rider Charge”).
(3)
The Current rider fee will be less than or equal to the stated Maximum. The Current rider fee for the SecureSource series riders is disclosed in a Rate Sheet Prospectus Supplement attached to this prospectus. (see Appendix M: Prospectus Rate Sheet supplements for rates applicable to your contract). Rate Sheet Prospectus Supplement is available on the Edgar system at (File 333-230376).www.sec.gov

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 13

(4)
For contracts with applications signed prior to 10/28/2019, the initial annual rider fee is 1.15%. The rider fee can increase up to the Maximum fee. The annual rider fees for elective step ups (including elective spousal continuation step up) requests:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 12/30/2019	2.00%	1.15%
12/30/ 2019 – 07/20/2020	2.00%	1.30%
07/21/2020 and later	2.00%	2.00%
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. A complete list of funds available under the contract, including their annual expenses, may be found in the Appendix A.

Annual Fund Expenses(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	2.38
(1)
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Fund expenses.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses * and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses. Examples assume that you select optional SecureSource Core Plus and SecureSource Legacy rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
* Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$11,685	$20,042	$27,996	$50,093	$4,390	$13,599	$23,363	$50,043
With a seven-year surrender charge schedule	10,922	19,553	27,783	51,302	4,543	14,050	24,097	51,252
Minimum Expenses. These examples assume that you have the Standard Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$8,900	$11,290	$12,380	$16,144	$1,363	$4,240	$7,330	$16,094
With a seven-year surrender charge schedule	8,107	10,761	12,182	17,623	1,517	4,711	8,132	17,573

14 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 15

Principal Risks of Investing in the Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and the option to purchase a living benefit mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge, depending on the option you select. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. In addition, a withdrawal could reduce the value of certain optional living and death benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract unless you have one of the SecureSource series and the withdrawal is not an excess withdrawal.
Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and do not use it, and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional living and death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.

16 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
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the corruption or destruction of data;
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theft, misuse or dissemination of data to the public, including your information we hold; and
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denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
The Variable Account and the Funds
The variable account: The Variable Account was established under Minnesota law on Aug. 23, 1995.The Variable Account, consisting of subaccounts, is registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The Variable Account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of RiverSource Life’s other assets. The Variable Account’s assets are held separately from RiverSource Life’s assets and are not chargeable with liabilities incurred in any other business of RiverSource Life.  RiverSource Life is obligated to pay all amounts promised to contract owners under the contracts. The Variable Account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers Subaccounts investing in shares of the Funds. Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in Appendix A to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, website: Ameriprise.com/variable annuities.
•
Investment objectives: The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
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Fund name and management: An underlying Fund in which a Subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
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Eligible purchasers: All Funds are available to serve as underlying funds for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund name and management” above). Some Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 17

and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
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Asset allocation programs may impact Fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a Fund in which your Subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a Fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the Fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A Fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the Funds.
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Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each Fund and the contract charges we impose. We select the underlying funds in which the Subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which Funds to retain in a contract, which Funds to add to a contract and which Funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to Fund performance, Fund expenses, classes of Fund shares available, size of the Fund and investment objectives and investing style of the Fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other Funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation of a Fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the Fund and support of marketing and distribution expenses incurred with respect to the Fund.
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Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
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Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
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Revenue we receive from the Funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a Subaccount invests in a Fund, the Fund holds a single account in the name of the Variable Account. As such, the Variable Account is actually the shareholder of the fund. We, through our Variable Account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the Funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the Subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our Variable Account in contrast to being sold on a retail basis.

18 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the Funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the Funds. In addition to these payments, the Funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the Funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the Funds. These fees are deducted from the assets of the Funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by Fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the Funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a Fund or its affiliate may create an incentive for us to include that Fund as an investment option and may influence our decision regarding which Funds to include in the Variable Account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer Funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the Funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the Funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
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Compensating, training and educating financial advisors who sell the contracts.
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Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
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Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
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Providing sub-transfer agency and shareholder servicing to contract owners.
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Promoting, including and/or retaining the Fund’s investment portfolios as underlying Funds in the contracts.
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Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
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Furnishing personal services to contract owners, including education of contract owners regarding the Funds, answering routine inquiries regarding a Fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
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Subaccounting services, transaction processing, recordkeeping and administration.
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Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
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Compensation paid out of 12b-1 fees that are deducted from Fund assets.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 19

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Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We receive this revenue in the form of a cash payment.
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Compensation paid out of 12b-1 fees that are deducted from Fund assets.
The Guarantee Period Accounts (GPAs) and Market Value Adjustment (MVA)
The GPAs may not be available for contracts  in some states (currently not available in Connecticut, Illinois and Oregon)
Currently, unless you have elected one of the optional living benefit riders, the SecureSource Legacy benefit or the Enhanced Legacy Benefit, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date. Each GPA pays an interest rate that is declared at the time of your allocation to that account. Interest is credited daily. That interest rate is fixed for the guarantee period that you chose. We may periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on any Contract Value already allocated to a GPA. A positive or negative MVA is assessed if any Contract Value allocated to a GPA is surrendered or transferred to another investment option more than thirty days before the end of its guarantee period.
We will not apply an MVA to Contract Value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period (the “30-day Rule”).
During this 30 day window, which precedes the end of your GPA investment’s guarantee period, you may elect one of the following options: (i) reinvest the Contract Value in a new GPA with the same guarantee period ; (ii) transfer the Contract Value to a GPA with a different guarantee period; (iii) transfer the Contract Value to any of the subaccounts or the regular Fixed Account, or surrender the Contract Value (subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the Contract Value into the shortest GPA term offered in your state.
Per the 30-day Rule, we guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrender from the GPAs prior to 30 days before the end of the guarantee period. At all other times, and unless one of the exceptions to the 30-day Rule described below applies, we will apply an MVA if you surrender or transfer any Contract Value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss.
The 30-day Rule does not apply and no MVA will apply to:
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Amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Diagnosis;
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Amounts deducted for fees and charges; and
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Amounts we pay as death claims.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The MVA is sensitive to changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early surrender and the interest rate we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on of the difference in these guaranteed interest rates at the time of the surrender and the time remaining in your guarantee period and your guaranteed interest rate. If interest rates have increased, the MVA will generally be negative and the early surrender amount will be less; if interest rates have decreased, the MVA will generally be positive and the early surrender amount will be increased. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
For the MVA formula and an example, see Appendix C. Please refer to the prospectus containing more information about GPA and MVA, registered with the SEC (See File No. 333-263038).

20 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

The General Account
The general account includes all assets owned by RiverSource Life, other than those in the Variable Account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
Unless you have elected a living benefit rider, the Enhanced Legacy Benefit or the SecureSource Legacy benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 21

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
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for the Special DCA fixed account and the regular fixed account; and
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for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
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the Special DCA fixed account for a six month term;
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the Special DCA fixed account for a twelve month term;
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the approved investment options for the Enhanced Legacy Benefit, the SecureSource Legacy benefit rider, one of the SecureSource series riders and APB riders;
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unless you have elected one of the optional living benefit riders, the Enhanced Legacy Benefit or the SecureSource Legacy benefit rider, to the regular fixed account, the GPAs, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if a living benefit rider, the Enhanced Legacy Benefit  or the SecureSource Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider, the Enhanced Legacy Benefit  or the SecureSource Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term.
How Special dollar-cost averaging works
By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$5,000.00
		Jan 16th	5,000.14	1/6	$833.36	$18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.
Buying Your Contract
New contracts as described in this prospectus are not currently being offered.

22 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

The contract offers a choice of a seven-year or ten-year surrender charge schedule and mortality and expense risk fees that vary by surrender charge schedule. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger on the date the contract is issued.
When you applied, you may have selected (if available in your state):
•
GPAs, the regular fixed account, subaccounts and/or the Special DCA fixed account in which you want to invest;
•
how you want to make purchase payments;
•
a beneficiary;
•
the length of the surrender charge period (seven or ten years);
•
one of the following optional death benefit riders:
–
ROPP Death Benefit (available if you are age 80 or older);
–
MAV Death Benefit; or
–
5-Year MAV Death Benefit.
•
one of the following additional optional death benefit riders:
–
Benefit Protector Death Benefit; or
–
Enhanced Legacy Benefit; or
–
SecureSource Legacy Benefit.
•
one of the following optional living benefit riders:
For contracts with applications signed on or after 5/3/2021:
–
SecureSource Tempo;
For contracts with applications signed on or after 5/3/2021 but prior to 1/1/2022:
–
SecureSource 5;
–
SecureSource 5 Plus;
–
SecureSource Core 2;
For contracts with applications signed prior to 5/3/2021:
–
SecureSource Core;
–
SecureSource 4; or
–
SecureSource 4 Plus.
For contracts with applications signed prior to 3/30/2020:
–
Accumulation Protector Benefit rider;
–
SecureSource Core Plus.
We restrict investment options if you select a SecureSource series rider, APB rider, the Enhanced Legacy Benefit or the SecureSource Legacy benefit rider and you are required to allocate your purchase payments and contract value to the approved investment options, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The contract provides for allocation of purchase payments to the subaccounts of the Variable Account, to the GPAs, to the regular Fixed Account and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular Fixed Account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 23

We will credit additional eligible purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000 or $2,000 depending on the tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to the Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Contract Exchanges
You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Generally, you can exchange one nonqualified annuity for another or for a qualified long-term care insurance policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one nonqualified annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for a nonqualified annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on the new contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for a new contract or buy a new contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
Qualified annuities	$1,000
Nonqualified annuities	$2,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

24 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
*
If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**
These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
Additional purchase payment restrictions for contracts with the SecureSource series rider
Effective on May 24, 2021, no additional purchase payments are allowed for contracts with application sign dates before 3/30/2020 with the following SecureSource riders: SecureSource 4, SecureSource 4 Plus, SecureSource Core and SecureSource Core Plus subject to certain exceptions listed below.
Certain exceptions apply for Qualified annuities and the following additional purchase payments will be allowed on or after May 24, 2021:
Current tax year contributions for Tax Sheltered Annuities (TSA) under Section 403(b) of the Internal Revenue Code of 1986 (the Code) and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the Internal Revenue Service (IRS).
Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSA and 401(a). This annual limit applies to Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs and Simplified Employee Pension IRA (SEP) plans.
The rider also prohibits additional purchase payments if:
(1)
you decline any increase to the annual rider fee, or
(2)
for the SecureSource Tempo, SecureSource 5, SecureSource 5 Plus, SecureSource 4 and SecureSource 4 Plus, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(3)
for the SecureSource Core 2, SecureSource Core and SecureSource Core Plus, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Current Annual Payment.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.
For contracts with SecureSource series, Accumulation Protector Benefit and SecureSource Legacy riders, subject to state restrictions, we reserve the right to change these purchase payment limitations, including making further restrictions, upon prior written notice.
How to Make Purchase Payments

1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
70200 Ameriprise Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 25

The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•
no earlier than the 30th day after the contract’s effective date; and no later than
•
the owner’s 95th birthday or the tenth contract anniversary, if later,
•
or such other date as agreed to by us but not later than the owner’s 105th birthday.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made (see “The Annuity Payout Period – Annuity Payout Plans”).
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see "SecureSource Tempo/SecureSource Core 2/SecureSource 5/SecureSource 5 Plus/SecureSource Core/SecureSource Core Plus/SecureSource 4/SecureSource 4 Plus — Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the Variable Account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Transaction Expenses
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge from the contract value that is surrendered. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider. Contract earnings are defined as contract value (the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account, contract value in the Variable Account, and contract value in the GPAs), less purchase payments not previously surrendered, but not less than zero.

26 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Contract without SecureSource series rider
The FA is the greater of:
•
10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•
current contract earnings.
During the first contract year, the FA is the greater of:
•
10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•
current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•
10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•
current contract earnings; or
•
the Remaining Annual Payment.
During the first contract year, the FA is the greatest of:
•
10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•
current contract earnings; or
•
the Remaining Annual Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.
First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.
Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.
Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage and then adding the total surrender charges. For more information on how these charges are calculated, see Appendix D.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 27

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected, as shown in the table below:
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7 +	0	7	3
		8	2
		9	1
		10 +	0
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.
For an example, see Appendix D.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts:
If you elect an annuity payout plan on a fixed basis and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*
We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•
surrenders each year that represent the total free amount for that year;

28 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

•
required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•
amounts applied to an annuity payment plan (Exception: As described above, if you elect an annuity payout plan with guaranteed payouts and you choose later to surrender the value of your remaining annuity guaranteed payments, we will assess a surrender charge.);
•
surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law. Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•
amounts we refund to you during the free look period; and
•
death benefits.
Contingent events
•
Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•
Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the contract administrative charge and mortality and expense risk fee.
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. The contract administrative charge was $30 prior to 5/4/2020*. We prorate this charge among the GPAs, the regular Fixed Account, the Special DCA fixed account and the Subaccounts in the same proportion your interest in each account bears to your total contract value.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).
*
Also, for contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the first contract anniversary and $50 thereafter.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts as a percentage of the daily contract value in the Variable Account. The unit values of your Subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the Fixed Account. The fees listed below are the current fees and they cannot be changed.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 29

The mortality and expense risk fee you pay is based on the surrender charge schedule that applies to your contract, by contract year if you elect a seven-year surrender charge schedule, and if you select an optional death benefit rider.
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule*	Maximum/Current: 1.10%
*After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
You may select one of the following optional death benefit riders for an additional fee. The optional rider fee will be added to your mortality and expense risk fee.
ROPP Death Benefit(1)	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
 (1)
Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not have a life contingent payment.
Expense risk arises because we cannot increase the contract administrative charge (except for contracts with contract value of $50,000 or more, where we reserve the right to charge a contract administrative change up to $20 after the first contract anniversary) and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•
first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•
then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge discussed in the “Transaction Expenses – Surrender Charge”, will cover sales and distribution expenses.
Optional Benefit Charges
Optional Living Benefit Charges
SecureSource Series Rider Charge
We deduct an annual charge for this optional feature only if you select one of the SecureSource series riders. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplements. (see Appendix M: Prospectus Rate Sheet supplements for rates applicable to your contract)
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any Annual Credit or before any Returns Linked Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable Subaccounts but not the fixed account in the same proportion as your interest in each bears to your total Variable Account value.
Once you elect the SecureSource series rider, you may not cancel it (except as described later), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

30 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Currently the SecureSource series rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The rider fee will not exceed the maximum as shown in the table below:
SecureSource series rider (Available for contract applications signed on or after 5/3/2021)	Guaranteed Maximum Fee
	Single Life rider	Joint Life Rider
SecureSource Tempo	2.50%	2.50%

SecureSource series rider (Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022 )	Single Life rider	Joint Life Rider
SecureSource Core 2	2.50%	2.50%
SecureSource 5	2.50%	2.50%
SecureSource 5 Plus	2.50%	2.50%

SecureSource series rider (Available for contract applications signed prior to 5/3/2021)	Single Life rider	Joint Life Rider
SecureSource Core	2.25%	2.25%
SecureSource 4	2.25%	2.25%
SecureSource 4 Plus	2.25%	2.25%

SecureSource series rider (Available for contract applications signed prior to 3/30/2020)	Single Life rider	Joint Life Rider
SecureSource Core Plus	2.75%	2.75%
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to the maximum fee. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits (Returns-linked Credits for SecureSource Tempo), and the Credit Base will be permanently set to zero,
(iv)
any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)
For SecureSource Core Plus rider only, any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource series rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among all accounts and Subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 31

Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
The following describes how your annual rider fee may change:
1.
We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice. Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected
2.
We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
* For contracts with applications signed prior to 10/28/2019, the initial annual rider fee is 1.15%.
The annual rider fee for elective step ups (including elective spousal continuation step up) requests:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 12/30/2019	2.00%	1.15%
12/30/ 2019 – 07/20/2020	2.00%	1.30%
07/21/2020 and later	2.00%	2.00%
Optional Death Benefit Charges
Benefit Protector Rider Charge
We deduct a charge for this optional feature only if you select it. The current annual fee is 0.25% of your contract value on each contract anniversary. We prorate this charge among all accounts and Subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.
If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
We cannot increase this annual fee after the rider effective date.
Enhanced Legacy Benefit Charge
We deduct an annual charge from your contract value on your contract anniversary for this optional feature only if you select it. The current annual rider fee is 0.95%. We prorate this charge among the variable Subaccounts, but not the Fixed Account in the same proportion your interest in each account bears to your total Variable Account contract value on your contract anniversary.
Prior to age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added), MAV or the contract value. On or following age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value or MAV.
Currently the Enhanced Legacy Benefit fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Enhanced Legacy Benefit fee will not exceed a maximum of 1.75%.

32 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase. Currently the Enhanced Legacy Benefit fee does not vary with the investment option selected.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. If you change your investment allocation to an investment option not affected by a fee increase, this move will count against the number of transfers allowed. We do not currently limit the number of transfers allowed each contract year.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for the preceding contract year only that reflects the various different fees that were in effect for each investment option in that year, adjusted for the number of calendar days each fee was in effect and the percentage of contract value allocated to each investment option.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
SecureSource Legacy Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contracts with applications signed on or after 5/4/2020, the current annual rider fee is 0.35%. For contracts with applications signed prior to 5/4/2020, the current annual rider fee is 0.25%.
We prorate this charge among the variable Subaccounts, but not the Fixed Account in the same proportion your interest in each account bears to your total Variable Account contract value on your contract anniversary.
The charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the SecureSource Legacy benefit amount or the contract value.
For contracts with applications signed on or after 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.50%. For contracts with applications signed prior to 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.40%.
Currently the SecureSource Legacy benefit rider fee does not vary with the investment option selected; however, we may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for that contract year only, adjusted for the number of calendar days each fee was in effect.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 33

Valuing Your Investment
We value your accounts as follows:
GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:
•
the sum of your purchase payments and transfer amounts allocated to the GPA;
•
plus interest credited;
•
minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•
minus any prorated portion of the contract administrative charge; and
•
minus the prorated portion of the charge for the Benefit Protector Death Benefit, if selected.
The Fixed Account
We value the amounts you allocate to the Fixed Account directly in dollars. The value of the Fixed Account equals:
•
the sum of your purchase payments allocated to the regular Fixed Account and the Special DCA fixed account, and transfer amounts to the regular Fixed Account (including any positive or negative MVA on amounts transferred from the GPAs);
•
plus interest credited;
•
minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•
minus any prorated portion of the contract administrative charge; and
•
minus any prorated portion of the charge for any of the following optional benefits you have selected:
–
Benefit Protector Death Benefit;
–
Enhanced Legacy Benefit;
–
SecureSource Legacy benefit rider;
–
SecureSource series rider; or
–
Accumulation Protector Benefit rider.
Subaccounts
We convert amounts you allocated to the Subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the Subaccounts, we credit a certain number of accumulation units to your contract for that Subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a Subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each Subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the Fund in which the Subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the Variable Account expenses, performance of the fund and on certain Fund expenses. Here is how we calculate accumulation unit values:
Number of units: to calculate the number of accumulation units for a particular Subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: the current accumulation unit value for each Subaccount equals the last value times the Subaccount’s current net investment factor. We calculate the accumulation unit value of each Subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
We determine the net investment factor by:
•
adding the fund’s current net asset value per share, plus the per share amount of any dividend or capital gain distribution to obtain a current adjusted net asset value per share; then
•
dividing that sum by the previous adjusted net asset value per share; and
•
subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a Subaccount.
Factors that affect Subaccount accumulation units: accumulation units may change in two ways — in number and in value.

34 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

The number of accumulation units you own may fluctuate due to:
•
additional purchase payments you allocate to the Subaccounts;
•
transfers into or out of the Subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•
partial surrenders;
•
surrender charges;
and a deduction of a prorated portion of:
•
the contract administrative charge; and
•
the charge for any of the following optional benefits you have selected:
–
Benefit Protector Death Benefit;
–
Enhanced Legacy Benefit;
–
SecureSource Legacy benefit rider;
–
SecureSource series rider; or
–
Accumulation Protector Benefit rider.
Accumulation unit values will fluctuate due to:
•
changes in fund net asset value;
•
fund dividends distributed to the Subaccounts;
•
fund capital gains or losses;
•
fund operating expenses; and/or
•
mortality and expense risk fees.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).
For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.
There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 35

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
Contracts issued with the SecureSource Tempo rider have different rebalancing rules. (See “Investment Allocation Restrictions for Certain Benefit Riders – Investment Allocation Restrictions for the SecureSource Tempo  Rider – Rebalancing for Investment Path 2”)
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than an assumed mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)
the age of the participant, (the age of the younger participant under the Joint Option);
(2)
the contract value;
(3)
Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 85% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.

36 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC (“AFS”) which is our affiliate and we only currently offer variable annuity contracts through AFS. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)
One of the Income Guide participants must be an owner or annuitant under the contract.
(2)
Your contract cannot be a beneficially owned IRA.
(3)
You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)
If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges or market value adjustment and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)
Your contract cannot have any active or deemed loans on it.
(6)
Your contract must have an Ameriprise advisor registered with AFS assigned as the agent of record on your contract.
(7)
All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)
You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)
You take a loan on the contract.
(3)
On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)
The death benefit under the contract becomes payable.
(5)
You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)
AFS is no longer the servicing broker-dealer on your contract.
(7)
Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 37

If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFS. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on ameriprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount
We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track
Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 85% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.

More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial

38 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or fixed income instruments (e.g. bonds). Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.
The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•
an investment allocation of 50% in equities and 50% in fixed income instruments (e.g.bonds);
•
average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 2.0% on the fixed income instruments (e.g.bonds) allocation that grades upward to 4.0% over a twenty year period;
•
average portfolio volatility of 9.0%;
•
a 1.0% average annual mortality and expense risk fee being assessed; and
•
taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 2.0% - 4.0% for the fixed income instruments (e.g.bonds) allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 85% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 39

It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)
the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)
the specific fees of your contract;
(3)
additional purchase payments to the contract;
(4)
withdrawals in addition to the monthly systematic withdrawal;
(5)
partial annuitizations; or
(6)
your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 85% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.

40 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)
you have elected the Single Option;
(2)
you are age 65;
(3)
your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)
your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract, you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 41

In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFS, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFS assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFS will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFS is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders, the Enhanced Legacy Benefit or SecureSource Legacy benefit rider, unless noted otherwise. For transfer rights involving investment options under optional living benefit riders, the Enhanced Legacy Benefit or SecureSource Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.
You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs and the regular fixed account. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

42 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.
We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•
Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•
You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.
•
You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•
You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource series riders, APB rider, Enhanced Legacy Benefit  or SecureSource Legacy benefit rider, to the selected approved investment options. (See “Special DCA Fixed Account.”)
•
After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)
All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a Subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the Subaccounts within the contract. The underlying funds in which the Subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the Subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a Subaccount invests in several ways, including but not necessarily limited to:
•
diluting the value of an investment in an underlying fund in which a Subaccount invests;
•
increasing the transaction costs and expenses of an underlying fund in which a Subaccount invests; and

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 43

•
preventing the investment adviser(s) of an underlying fund in which a Subaccount invests from fully investing the assets of the Fund in accordance with the Fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the Subaccounts of the Variable Account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three Subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•
requiring transfer requests to be submitted only by first-class U.S. mail;
•
not accepting hand-delivered transfer requests or requests made by overnight mail;
•
not accepting telephone or electronic transfer requests;
•
requiring a minimum time period between each transfer;
•
not accepting transfer requests of an agent acting under power of attorney;
•
limiting the dollar amount that you may transfer at any one time;
•
suspending the transfer privilege; or
•
modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the Subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the Subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of Fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•
Each Fund may restrict or refuse trading activity that the Fund determines, in its sole discretion, represents market timing.
•
Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a Fund, may require us to reject your transfer request. For example, we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an

44 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

underlying fund’s market timing policies and procedures will do so. Orders we place to purchase Fund shares for the Variable Accounts are subject to acceptance by the Fund. We reserve the right to reject without prior notice to you any transfer request if the Fund does not accept our order.
•
Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a Fund has adopted. As a result, a Fund’s returns might be adversely affected, and a Fund might terminate our right to offer its shares through the Variable Account.
•
Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the Fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a Fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same Fund’s shares will do so, and the returns of that Fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that Fund, and to determine whether an underlying fund has adopted a redemption fee, see that Fund’s prospectus.
How to Request a Transfer or Surrender

1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*
Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**
The contract value after a partial surrender must be at least $500.

2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account or automated partial surrenders from the GPAs, regular fixed account, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•
Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•
Automated surrenders may be restricted by applicable law under some contracts.
•
You may not make additional systematic payments if automated partial surrenders are in effect.
•
If you have the Enhanced Legacy Benefit, SecureSource Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Investment Allocation Restrictions for Certain  Benefit Riders").
•
Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•
The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•
If you have a SecureSource series rider, you may set up automated partial surrenders up to the benefit available for withdrawal under the rider.
Minimum amount
Transfers or surrenders:	$50

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 45

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 By telephone
Call:
1-800-862-7919
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except if you elect an annuity payout plan with guaranteed payouts.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected a SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and

46 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account, GPAs and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes a SecureSource series rider you do not have the option to request from which account to surrender. The minimum contract value after partial surrender is $500 (for contracts with a a SecureSource series rider, there is no minimum).
Receiving Payment

1 By regular or express mail
•
payable to you;
•
mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.

2 By electronic payment
•
request that payment be sent electronically to your bank;
•
pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 47

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
you are at least age 59½;
–
you are disabled as defined in the Code;
–
you severed employment with the employer who purchased the contract;
–
the distribution is because of your death;
–
the distribution is due to plan termination;
–
you are a qualifying military reservist;
–
you are terminally ill as defined in the Code;
–
you are adopting or are having a baby;
–
you are supplying Personal or Family Emergency Expense;
–
you are a Domestic Abuse Victim: or
–
you are in need to cover Expenses and losses on account of a FEMA declared disaster.
•
If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•
Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•
The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•
If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider, Enhanced Legacy Benefit, SecureSource Legacy benefit rider or Benefit Protector Death Benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. For inherited nonqualified annuities, joint annuitants, contingent annuitants, and changing the annuitant are not allowed. Joint annuitants are not allowed for contracts with a SecureSource series Single Life rider. For contracts issued in California, if you have the SecureSource Legacy benefit rider and a SecureSource series rider, you may not change the annuitant while this rider is in force (Joint Life: unless a Covered Spouse becomes the owner and annuitant under the spousal continuation provision).
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

48 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. For ownership changes prior to 5/1/2020, our administrative process required only the new owner to meet the age limitations.
The death benefit may change due to a change of ownership.
•
If you have the Enhanced Legacy Benefit, joint ownership and joint annuitants are not allowed while this rider is in force. For contracts issued in all states except California, if any owner is age 75 or younger immediately following the ownership change, the rider will continue and the benefit amount may be reset. An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider. For contracts issued in California, the benefits provided under the rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision. An ownership change will not terminate the rider or reset the benefit amount.
•
If you have the SecureSource Legacy benefit rider and a SecureSource series – Single Life rider, if there is an assignment or a change of ownership, the rider will terminate unless the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner or revocable trust, either holding for the sole benefit of the prior owner, subject to state restrictions. For contracts issued in California, the benefits provided under the SecureSource Legacy rider are only payable at the annuitant’s death. An ownership change will not terminate the rider.
•
If you have the SecureSource Legacy benefit rider and a SecureSource series – Joint Life rider, if there is an assignment or a change of ownership, the rider will terminate unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner or a revocable trust, either holding for the sole benefit of the prior owner, subject to state restrictions. For contracts issued in California, the benefits provided under the SecureSource Legacy benefit rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force unless a covered spouse becomes the owner and annuitant under the spousal continuation provision. An ownership change will not terminate the rider.
•
If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits — Benefit Protector Death Benefit Rider”).
•
If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•
If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•
If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•
The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•
If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series — Single Life rider, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner or revocable trust, either holding for the sole benefit of the prior owner. For contracts issued in California, an ownership change will not terminate the rider and will not change the covered person under the rider. Joint ownership and joint annuitants are not allowed for contracts with SecureSource series — Single Life rider.
For a SecureSource series — Joint Life rider, if the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner or a

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 49

revocable trust, either holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited; however, the rider will not terminate and the covered spouses under the rider will not change.
For the Accumulation Protector Benefit rider, subject to state rules, the rider will terminate if there is a change of ownership unless the new owner assumes total ownership of the contract and was an owner before the change. (See “Optional Benefits.”)

50 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits (no additional charge)
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts or from the regular fixed account to one or more eligible subaccounts	N/A	N/A
•Transfers not available to
the GPA account, regular
fixed account and Special
DCA fixed account
•Transfers out of the regular
fixed account, including
automated transfers, are
limited to 30% of regular
fixed account value at the
beginning of the contract
year or $10,000, whichever
is greater
•Not available with a living
benefit

Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a
purchase payment, not
transferred contract value
•Only 6-month and 12-month
options are available
•Transfers occur on a
monthly basis and the first
monthly transfer occurs one
day after we receive your
purchase payment
•You may not use the regular
fixed account, GPA account,
or the Special DCA fixed
account as a destination for
the Special DCA monthly
transfer

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Contract Value to
participate.
•We require 30 days notice
for you to change or cancel
the program
•You can request rebalancing
to be done either quarterly,
semiannually or annually
•Other restrictions may apply
for contracts with the
SecureSource Tempo rider

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 51

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Income Guide	Provides reporting and monitoring of withdrawals you take from your annuity.	N/A	N/A
•Contract owners must be at
least age 50 and no older
than age 85
•Available only if the servicing
broker-dealer on your
contract is Ameriprise
Financial Services, LLC
•Not available with a living
benefit
•Not available if you are
making substantially equal
withdrawals
•Not available if you have
more than one systematic
withdrawal program in place
•Systematic withdrawals
must be set up according to
the all the terms of Income
Guide
•Your contract cannot have
any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A
•Additional systematic
payments are not allowed
with automated partial
surrenders
•For contracts with a
SecureSource series rider
you may set up automated
partial surrenders up to the
benefit available for
withdrawals under the rider
•May result in income taxes
and IRS penalty on all or a
portion of the amounts
surrendered

Nursing Home or Hospital Confinement	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•You must be confined to a
hospital or nursing home for
the prior 60 days or
confinement began within
30 days following a 60 day
confinement period
•You must be under age 76
on the contract issue date
and confinement must start
after the contract issue date
•Must receive your surrender
request no later than 91
days after your release from
the hospital or nursing home
•Amount withdrawn must be
paid directly to you

52 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Terminal Illness	Allows you to withdraw contract value without a surrender charge	N/A	N/A	•Terminal Illness diagnosis must occur after the first contract year •Must be terminally ill and not expected to live more than 12 months •Amount withdrawn must be paid directly to you
Standard Death Benefit (available for contract owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP), Contract Value after any rider charges have been deducted, or the Full Surrender Value	N/A	N/A
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit.

Standard Death Benefit (available if any contract owner is age 80 and older)	Provides a minimum death benefit equal to the greater of the Contract Value after any rider charges have been deducted or the Full Surrender Value	N/A	N/A	•Annuitizing the Contract terminates the benefit
Optional Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP),Contract Value after any rider charges have been deducted, or the Full Surrender Value	0.35% of average daily contract value in the variable account	0.35%
•Available if any owner is
age 80 and older
•Must be elected at contract
issue
•Not available with any
SecureSource series rider
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 53

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily contract value in the variable account	0.25%
•Available to owners age 79
and younger
•Must be elected at contract
issue
•Not available with any
SecureSource series rider or
Enhanced Legacy Benefit
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday.
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant.
•Annuitizing the Contract
terminates the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily contract value in the variable account	0.10%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Not available with Enhanced
Legacy Benefit
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

54 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Only available if elected with
the Standard Death Benefit
(for owners age 79 or
younger), MAV or 5-year MAV
•For contract owners age 70
and older at issue, the
benefit decreases from 40%
to 15% of earnings
•Annuitizing the Contract
terminates the benefit

Enhanced LegacySM Benefit	Increases the guaranteed death benefit to the greater of the MAV (i.e. the highest anniversary contract value) and ADB value (i.e purchase payments compounded at 5%), adjusted for any partial surrenders	1.75% of the greater of contract value and guaranteed death benefit (On or after age 86, 1.75% of guaranteed death benefit)	0.95%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Not available with any living
benefit rider or any other
death benefit rider
•Subject to Investment
Allocation restrictions
•No longer eligible to
increase on any contract
anniversary following your
81st (for ADB value) or 86th
(for MAV) birthday
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 55

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource LegacySM Benefit	For contracts with one of the SecureSource series riders increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders.	On or after 5/4/2020: 0.50% Prior to 5/4/2020: 0.40% of contract value or SecureSource Legacy Death Benefit amount, whichever is greater	On or after 5/4/2020: 0.35% Prior to 5/4/2020: 0.25%
•Must be elected at contract
issue
•Available only when
purchased with the one of
SecureSource series riders
•Subject to Investment
Allocation restrictions
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

SecureSource TempoSM	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•May have limitations on
additional purchase
payments

56 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource Core 2SM	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•May have limitations on
additional purchase
payments

SecureSource5®	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•May have limitations on
additional purchase
payments

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 57

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource5® Plus	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•May have limitations on
additional purchase
payments

SecureSource CoreSM	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•Limitations on additional
purchase payments

58 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource Core PlusSM	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.75% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•Limitations on additional
purchase payments

SecureSource4®	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•Limitations on additional
purchase payments

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 59

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource4® Plus	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•Limitations on additional
purchase payments

Accumulation Protector Benefit®	Provides 100% of initial investment or 90% of highest contract anniversary value (adjusted for partial surrenders) at the end of 10 year waiting period, regardless of investment performance	2.00% of contract value or the Minimum Contract Accumulation Value, whichever is greater	Varies by issue date and elective step up date
•Available to owners age 80
or younger
•Must be elected at contract
issue
•Not available with
SecureSource series riders,
Enhanced Legacy Benefit or
SecureSource Legacy
benefit rider
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•The rider ends when the
Waiting Period expires
•Limitations on additional
purchase payments
•Subject to Investment
Allocation restrictions
•Step ups restart the Waiting
Period

Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value after any rider charges have been deducted;
•
the Return of Purchase Payments (ROPP) value; or

60 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

•
the Full Surrender Value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	a × b
c

a	=	the amount your contract value is reduced by the partial surrender.
b	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
c	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•
any surrender charge,
•
pro rata rider charges,
•
the contract charge, and
plus:
•
any positive or negative market value adjustment.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
•
You purchase the contract with a payment of $20,000
•
During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.
We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 61

If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
The information below has been revised to reflect proposed regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. This proposal is not final and may change. Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the proposed regulations and federal law.  The proposed regulations can be found in the Federal Register, Vol. 87, No. 37, dated Thursday, February 24, 2022.
•
Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.

62 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
•
Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include the surviving spouse:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•
Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•
Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period. (See “Annuity Payout Plans”)
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 63

How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified deferred annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits:
•
ROPP Death Benefit;
•
MAV Death Benefit;
•
5-Year MAV Death Benefit;
•
Benefit Protector Death Benefit;
•
Enhanced Legacy Benefit; and
•
SecureSource Legacy Benefit.
The optional death benefits listed above must be elected at the time you purchase your contract. Once you elect a death benefit, you cannot change it; however, the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. The ROPP Death Benefit may not be purchased with the SecureSource series rider. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.
the contract value after any rider charges have been deducted,
2.
the ROPP Value, or
3.
the Full Surrender Value.

64 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select one of the following optional death benefits: MAV Death Benefit, 5-Year MAV Death Benefit, Benefit Protector Death Benefit or Enhanced Legacy Benefit. If you select the MAV Death Benefit or 5-Year MAV Death Benefit, you may also select the Benefit Protector Death Benefit. The MAV Death Benefit may not be purchased with the SecureSource series rider. If you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value;
3.
the MAV; or
4.
the Full Surrender Value.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value;
3.
the 5-year MAV; or
4.
the Full Surrender Value.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 65

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Benefit Protector Death Benefit
The Benefit Protector is intended to provide an additional benefit to your beneficiary if there are earnings in the annuity. This will help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). It is only available if you have selected the MAV Death Benefit, 5-year MAV Death Benefit or Standard Death Benefit. The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective date; or
•
15% of your earnings at death if you were age 70 or older on the rider effective date.
If there has been a covered life change, remaining purchase payments is set as the contract value on the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: Earnings at death is equal to the death benefit that is otherwise payable (without this rider), less remaining purchase payments. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•
You may terminate the rider within 30 days after the first rider anniversary.
•
You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•
The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•
Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•
You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.
•
The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.
•
The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•
The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings

66 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider and the Standard Death Benefit will apply. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider and the Standard Death Benefit will apply. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.
For an example, please see Appendix E.
Enhanced Legacy Benefit
The Enhanced Legacy Benefit is an optional death benefit that you can add to your contract for an additional charge. The Enhanced Legacy Benefit may not be purchased with any living benefit rider or with MAV, 5-year MAV, Benefit Protector Death Benefit or SecureSource Legacy benefit riders. Also, loans will not be available if you purchase this optional benefit. This benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you are age 75 or younger at contract issue, you may choose to add this rider to your contract. The rider will terminate upon assignment or a change in ownership of the contract unless the new assignee or owner meets the qualifications specified in the Assignment and Change of Ownership section below (does not apply to contracts issued in California).
The Enhanced Legacy Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
contract value after any rider charges have been deducted; or
2.
the ROPP value; or
3.
the Accumulation Death Benefit (ADB) value; or
4.
the MAV.
The Accumulation Death Benefit (ADB) is a component of the death benefit that is based on purchase payments increased by 5% on each anniversary through age 80 (adjusted for partial surrenders).
For contracts issued in California, the following applies:
•
The benefits provided under this rider are only payable at the annuitant’s death and terms “you” or “your” refer to annuitant.
•
If the owner is a natural person, the owner and the annuitant must be the same at issue.
The key terms and provisions of the Enhanced Legacy Benefit are:
Covered Life Change: is either the continuation of the contract by a spouse under the spouse's option to continue contract provision or, in all states except California, an ownership change where an owner after the ownership change was not an owner prior to the change.
Adjustments for Partial Surrenders: Adjustments for partial surrenders are calculated for the ROPP value, ADB value and MAV separately for each partial surrender using the following formula:
a × b	where:
c

a	=	the amount the contract value is reduced by the partial surrender
b	=	the applicable ROPP value, ADB value or MAV on the date of (but prior to) the partial surrender
c	=	the contract value on the date of (but prior to) the partial surrender.
ROPP Value, ADB Value and MAV: are the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value, ADB value and MAV. Adjustments for partial surrenders (as calculated above) will be subtracted from the ROPP value, ADB value and MAV. The ROPP value, ADB value and MAV cannot be withdrawn in a lump sum.
On each contract anniversary prior to your date of death the ADB value and MAV will be adjusted as follows:
1.
On the first contract anniversary, we increase the ADB value by 5%, multiplied by the ADB value as of 60 days after the contract date.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 67

2.
On each contract anniversary after the first and prior to you reaching age 81, we increase the ADB value by 5%, multiplied by the prior contract anniversary’s ADB value.
3.
On each contract anniversary prior to you reaching age 86, the MAV will be increased to the contract value (after rider charges are deducted) if greater.
For a spouse who is age 75 or younger and continues the contract, the Enhanced Legacy Benefit will continue and the ROPP value, ADB value and MAV are reset to the contract value on the date of continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract is continued, the Enhanced Legacy Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if the owner is age 75 or younger, the Enhanced Legacy Benefit will continue and the ROPP value, ADB value and MAV are reset on the valuation date we receive your written request for the covered life change to the lesser of the contract value on that date after any rider charges have been deducted, and the applicable ROPP value, ADB value and MAV on that date (but prior to the reset). If the owner is age 76 or older at the time of the covered life change, the Enhanced Legacy Benefit will terminate and the Standard Death Benefit will apply.
You should consider whether the Enhanced Legacy Benefit is appropriate for you because:
•
Investment Allocation Restrictions: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds. This means that you will not be able to allocate contract value to all of the subaccounts , GPAs or the regular fixed account, that are available under the contract to contract owners who do not elect the rider. (See “Appendix B: Investment Allocation Restrictions for the Accumulation Protector Benefit Rider or Enhanced Legacy Benefit”). You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. We reserve the right to limit the number of investment option changes per contract year. We also reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•
Limitation on Purchase payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. This may limit your ability to increase the contract value and death benefit. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
Assignment and Change of Ownership
Joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, this rider will continue and the benefit amount may be reset if there is an assignment or a change of ownership and the owner or assignee is age 75 or younger.  An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider.
For contracts issued in California, the benefits provided under this rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision.
Termination of the Rider
The rider can only be terminated under the following circumstances:
1.
After the death benefit is payable, unless the spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
2.
For contracts issued in California, after the death benefit is payable, if you are not the annuitant, the rider will terminate.
3.
Certain assignment and ownership changes as described in the Assignment and Change of Ownership provision will terminate the rider (does not apply to contracts issued in California).
4.
On the annuitization start date the rider will terminate.
5.
In relation to certain increases to the annual rider fee as described in the Enhanced Legacy Benefit Charge provision, your written request will terminate the rider.
6.
Reduction of the contract value to zero will terminate the rider.
7.
Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death. Upon termination, this rider may not be reinstated.

68 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

For an example, please see Appendix E.
SecureSource Legacy Benefit
The SecureSource Legacy benefit is an optional death benefit that you can elect only at time of application for an additional charge. The SecureSource Legacy rider is intended to provide additional death benefit guarantees that may increase the death benefit provided under the contract. This rider is available only when purchased in combination with the one of the SecureSource Series riders (Guaranteed Lifetime Withdrawal Benefit (GLWB) riders). Terms used in this rider have the same meaning as in the GLWB riders to which they are attached. If you elect SecureSource Legacy, you may not elect any other death benefit riders available under the contract.
The SecureSource Legacy provides that if you die (for contracts issued in California, if the annuitant dies) before the annuitization start date, and while this contract is in force, we will pay the beneficiary the greater of the SecureSource Legacy benefit amount provided by this rider or the death benefit under the terms of the contract.
For contracts issued in California, the following applies:
•
The benefits provided under this rider are only payable at the annuitant’s death.
•
If the owner is a natural person, the owner and the annuitant must be the same at issue. The annuitant cannot be changed.
•
If the owner and the annuitant are the same when a death benefit is payable, the death benefit is the greater of the SecureSource Legacy benefit amount or the death benefit payable under the terms of the base contract.
•
If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the death benefit under the terms of the base contract will be payable if the owner dies. The SecureSource Legacy benefit amount will not be included in the death benefit.
•
If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the SecureSource Legacy benefit amount will be payable if the annuitant dies. The death benefit under the terms of the base contract will not be payable
SecureSource Legacy benefit amount is subject to the maximum amount of $20 million.
Determination of the SecureSource Legacy benefit amount: The SecureSource Legacy benefit amount is determined at the following times:
1.
At rider effective date
The SecureSource Legacy benefit amount is set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The SecureSource Legacy benefit amount will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
The SecureSource Legacy benefit amount can be adjusted, but it will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The SecureSource Legacy benefit amount will be reduced by the greater amount of the withdrawal or the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the SecureSource Legacy benefit amount is reduced by the amount of the withdrawal.
(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the SecureSource Legacy benefit amount will be reduced by the

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 69

greater of (1) the amount of the withdrawal or (2) the Remaining Annual Payment plus an amount calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal minus the Remaining Annual Payment
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment
4.
At each rider anniversary
The SecureSource Legacy benefit amount will be increased to the contract value (after rider charges are deducted) if the contract value is greater.
Please note that withdrawals you take under the GLWB riders, reduce the SecureSource Legacy benefit amount under this rider. For detailed description of how SecureSource Legacy benefit amount is determined when a withdrawal is taken, see “Determination of the SecureSource Legacy benefit amount – when a withdrawal is taken” above. For detailed description of how withdrawals effect GLWB values, see “Determination of Adjustments of Benefits Values” in the GLWB riders’ description.
Rules for Surrenders (applicable to contracts with applications signed on or after 5/4/2020):
When the Contract Value is reduced to zero, this rider will continue if the SecureSource Legacy benefit amount is greater than zero and the attached GLWB rider does not terminate. The SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. We will no longer accept additional purchase payments and no more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Rules for Surrenders (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, when the Contract Value is reduced to zero, this rider will terminate.
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's (for the Joint Life rider, Covered Spouse's) birth date, the SecureSource Legacy benefit amount will be adjusted based on the corrected Current Annual Payment.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse as defined under the attached GLWB rider and chooses to continue the contract under the spousal continuation provision, the following provisions apply:
•
This rider continues as part of the contract.
•
At the time of spousal continuation, the SecureSource Legacy benefit amount may be increased. On the valuation date spousal continuation is effective, the SecureSource Legacy benefit amount will be increased to the contract value (after any rider fees have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid) if the contract value is greater. The death benefit that would otherwise have been paid will not include the SecureSource Legacy benefit amount.
•
The SecureSource Legacy benefit amount is available for payment at the death of the surviving Covered Spouse.
Annuity Provisions (applicable to contracts with applications signed on or after 5/4/2020):
If you choose to receive the Current Annual Payment on the annuitization start date, the SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. No more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Annuity Provisions (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, on the annuitization start date, this rider will terminate.
You should consider whether the SecureSource Legacy benefit rider is appropriate for you because:
•
Investment Allocation Restrictions: This rider requires 100% allocation of purchase payments and your contract value to approved investment options. (See “Investment Allocation Restrictions for Certain Benefit Riders”

70 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

and “Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract – Investment Allocation Restrictions for the SecureSource Core 2, SecureSource 5, SecureSource 5 Plus, SecureSource Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders and Investment Allocation restrictions for the SecureSource Tempo rider”). This means that you will not be able to allocate contract value to all of the subaccounts , GPAs or the regular fixed account, that are available under the contract to contract owners who do not elect the rider. We reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•
Limitation on Transfers: Because this rider requires 100% allocation to approved investment options, transfer privileges granted under the contract are suspended other than: (1) transfers among the available investment options as described in the investment options and limits provision, provided such transfers are not determined to disadvantage other contract owners (See “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”) or (2) transfers as otherwise agreed to by us.
Termination of the Rider
(for contract applications signed on or after 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.
Single Life: After the death benefit is payable, the rider will terminate.
2.
Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.
On the annuitization start date, if you choose a payout option available under the contract, the rider will terminate.
4.
In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.
Reduction of the SecureSource Legacy benefit amount to zero will terminate the rider.
6.
Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.
Termination of the contract for any reason will terminate the rider.
Termination of the Rider
(for contract applications signed prior to 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.
Single Life: After the death benefit is payable, the rider will terminate.
2.
Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.
On the annuitization start date the rider will terminate.
4.
In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.
Reduction of the contract value to zero will terminate the rider.
6.
Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.
Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death (for contracts issued in California, upon annuitant’s death). Upon termination, this rider may not be reinstated.
For example on how the SecureSource Legacy Benefit works and how the SecureSource Legacy Benefit amount changes with each SecureSource series rider, see Appendix F.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with all of the SecureSource Series of riders:
Key Terms
Age Bands: are the age ranges shown in your contract data. For SecureSource Tempo, SecureSource 5, SecureSource 5 Plus, SecureSource 4 and SecureSource 4 Plus, each Age Band has two components for your Lifetime Payment Percentages, a Minimum Lifetime Payment Percentage and a potential Income Bonus Percentage. The covered person

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(Joint Life: the younger Covered Spouse) must be at least the youngest age in the first Age Band for the Current Annual Payment to be established. After the Current Annual Payment is established, in addition to your age, other factors determine when you move to a higher Age Band. The Age Bands are shown in the Rate Sheet Prospectus Supplement.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Annual Credits. Annual Credit is not applicable to the SecureSource Tempo rider.
The Annual Credit percentage and duration are shown in a Rate Sheet Prospectus Supplement.
Annual Step-Up: an increase in the Benefit Base that is available on each rider anniversary if your contract value increases, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if your current age (Joint Life: the younger Covered Spouse age) is now in a higher Age Band, the minimum Lifetime Payment Percentage will increase.
Benefit Base: used to determine the Current Annual Payment and the annual rider charge. The Benefit Base is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base: used to determine the Annual Credit. The Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit. Credit Base is not applicable to the SecureSource Tempo rider.
Credit Period: starts on the rider effective date. Subject to limitations, the Credit period will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is shown in the Rate Sheet Prospectus Supplement.
Current Annual Payment: the benefit available for withdrawal each contract year after the covered person (Joint Life: the younger Covered Spouse) has reached the youngest age in the first Age Band. For SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, the Current Annual Payment can vary each contract year and is equal to the minimum annual lifetime payment plus an Income Bonus, when eligible.
Excess Withdrawal: any withdrawal taken before the Current Annual Payment is established, or any withdrawal that is greater than the Remaining Annual Payment. Any excess withdrawal request will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
Excess Withdrawal Processing: reduces benefits under the rider if an Excess Withdrawal is processed.
Income Bonus: for SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, a potential increase to the Current Annual Payment. It is calculated by multiplying the Benefit Base by the Income Bonus Percentage.
Income Bonus Percentage: for SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, the Income Bonus Percentage may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below. The Income Bonus Percentage is not available under SecureSource Core, SecureSource Core Plus and SecureSource Core 2 riders. The Income Bonus Percentage and Minimum Lifetime Payment Percentages are shown in the Rate Sheet Prospectus Supplement.
Lifetime Payment Percentage: used to calculate your Current Annual Payment. For SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, it is the Minimum Lifetime Payment Percentage plus the Income Bonus Percentage, when eligible. The percentage used can vary as described in the Lifetime Payment Percentage provision below. The Lifetime Payment Percentages and Minimum Lifetime Payment Percentages, as applicable to each rider, are shown in the Rate Sheet Prospectus Supplement.
Minimum Annual Lifetime Payment: for SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, the guaranteed lifetime benefit amount available for Withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage.
Remaining Annual Payment: after the Current Annual Payment is established, the Remaining Annual Payment is the amount that can be withdrawn during the remainder of the current contract year. Withdrawals reduce this amount each year.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

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Withdrawal Adjustment Base: for SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, one of the components used to determine whether or not the Income Bonus Percentage will be included with the Lifetime Payment Percentage. The Withdrawal Adjustment Base cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource Core Plus:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date (for contracts with applications signed before 5/1/2020): at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the Covered Person (Joint Life:the younger Covered Spouse) reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): at issue, it is the later of: (1) the rider anniversary equal to the Base Doubler duration; or (2) the rider anniversary on or following the Covered Person (Joint Life:the younger Covered Spouse) reaching the Base Doubler age, both shown in the Rate Sheet Prospectus Supplement.
The following key terms only apply to SecureSource Tempo:
Contract Returns Used for Credit: Any positive returns in a contract year that are used to determine the Returns-linked Credit.
Credit Carryover: An amount that can be used on the Rider Anniversary to increase the Returns-linked Credit.
Maximum Carryover: The maximum amount for the Credit Carryover. The Maximum Carryover percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Carryover.
Maximum Credit: The maximum amount for the Returns-linked Credit. The Maximum Credit percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Credit.
Returns-linked Credit: is an amount that can be added to the Benefit Base on Rider Anniversaries during a Credit Period, subject to limitations. Excess Withdrawals may reduce or eliminate the benefit of any Returns-linked Credits. Returns-linked Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Returns-linked Credits.
Returns-linked Credit Base: used to determine the Maximum Credit and the Maximum Carryover. The Returns-linked Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit.
SecureSource Tempo rider
(Available for contract applications signed on or after 5/3/2021)
The SecureSource Tempo rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a Returns-linked Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Tempo rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Tempo rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. excess withdrawals); or

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 73

•
you want to invest in funds other than the approved investment options. Certain approved investment options may only be available within an allocation plan, subject to requirements and limitations. For a list of currently approved investment options and allocation plans, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Tempo rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year. (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if a Returns-linked Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource Tempo rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource Tempo riders available under your contract:
•
SecureSource Tempo - Single Life
•
SecureSource Tempo - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Tempo — Single Life rider covers one person. The SecureSource Tempo — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSourceTempo — Single Life rider or the SecureSource Tempo — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource Tempo — Single Life rider.
The SecureSource Tempo rider is an optional benefit that you may select, for an additional annual charge if:
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Tempo riders are not available under an inherited qualified annuity.
The SecureSource Tempo rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource Tempo rider, see “SecureSource Series Rider Terms” section above.

74 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Rate sheet prospectus supplement
The current rider charges and the current rates for the Minimum Lifetime Payment Percentages, Income Bonus Percentage, Credit Period, Maximum Credit percentage, Maximum Carryover percentage and Credit Multiplier applicable to your contract are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage”, “Returns-linked Credit”, “Credit Carryover”, below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix M. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333–230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.

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Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource Tempo Rider”.
However, at the earliest of (1) or (2) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)
when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)
when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base are set equal to the initial purchase payment.
The Credit Carryover is zero.
The Maximum Credit equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover equals the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
2.
When an additional purchase payment is made

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The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
The Credit Carryover does not change.
If the purchase payment is received within 180 days after the contract date:
•
the Returns-linked Credit Base will be increased by the amount of the additional purchase payment; and
•
the Maximum Credit is recalculated to the Returns-linked Credit Base multiplied by the Maximum Credit Percentage; and
•
the Maximum Carryover is recalculated to the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
Purchase payments after 180 days do not increase the Maximum Credit or Maximum Carryover until the contract year after the purchase payment was received.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
A Returns-linked Credit will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Carryover can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Carryover will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Benefit Base or Credit Carryover (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Carryover do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Carryover will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Carryover (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how your benefit values are calculated on Rider Anniversaries. The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base are subject to the maximum amount of $20 million for each. If the Rider Anniversary falls on a Day that the New York Stock Exchange is closed, the anniversary Contract Value (for the Variable Account portion only) is based on the close of business values on the next Valuation Date.
1.
Returns-linked Credit for the Benefit Base: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Returns-linked Credits may be available. The Maximum Credit percentage, Maximum Credit Carryover percentage and Credit Multiplier are shown in the Rate Sheet Prospectus Supplement.
The Returns-linked Credit equals the lesser of the Maximum Credit (immediately prior to this rider anniversary) or the following:
(a × b) + c	where:

a	=	Contract Year Returns used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
The Benefit Base will be increased by the Returns-linked Credit on the Rider Anniversary.

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•
Contract Returns Used for Credit:
-
On the first Rider Anniversary
The Contract Returns Used for Credit equals the Contract Value on the first Rider Anniversary less the purchase payments received during the first contract year, but it will not be less than zero.
-
On Any Other Rider Anniversary During a Credit Period
The Contract Returns Used for Credit equals the Contract Value on the Rider Anniversary less the Contract Value on the prior Rider Anniversary less any purchase payments received in that contract year, but it will not be less than zero.
-
The Contract Value used to determine the Contract Returns Used for Credit is the value on the anniversary after all charges have been deducted. Your ability to earn Returns-linked Credits can be limited by declining or volatile equity market performance, withdrawals and charges.
-
If the Covered Spouse continued the contract under the spousal continuation provision in the prior contract year, the Contract Returns Used For Credit is reduced by any increases to the Contract Value due to the death benefit that would otherwise have been paid.
After the end of the Credit Period there will be no additional Returns-linked Credits unless the Credit Period restarts due to an Annual Step-Up of the Benefit Base.
The Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be set to zero on the last Rider Anniversary of a Credit Period.
The Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently set to zero on the later of: (A) the rider anniversary on or after the oldest owner's 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
2.
Annual Step-Up for the Benefit Base: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline an increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base (after any Returns-linked Credit is added). If an Annual Step-Up is executed, the following adjustments will be made:
•
The Benefit Base will be increased to the contract value,
•
The Credit period will restart,
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
3.
Credit Carryover: If you did not take any withdrawals during the prior contract year, the Credit Carryover is recalculated on the Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base. It equals the lesser of the Maximum Carryover (immediately prior to this rider anniversary) or the following:
(a × b) + c - d	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover immediately prior to this rider anniversary
d	=	any Returns-linked Credit that was applied on this Rider Anniversary
If a withdrawal has been taken during the prior contract year, the Credit Carryover is not recalculated. It may take multiple contract years to realize any Credit Carryover during the Credit Period.
4.
Returns-linked Credit Base, Maximum Credit and Maximum Carryover: The following values are reset on each Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base:
•
The Returns-linked Credit Base is reset to the Contract Value (after rider charges are deducted) on the Rider Anniversary.
•
The Maximum Credit is recalculated and equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
•
The Maximum Carryover is recalculated and equals the greater of 1) Returns-linked Credit Base multiplied by the Maximum Carryover Percentage or 2) the Credit Carryover as determined under item 3 of the Rider Anniversary processing provision above.
5.
The Withdrawal Adjustment Base: If You did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the Contract Value, if greater.

78 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix L for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Tempo — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Tempo — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently reset to zero, and there will be no additional Returns-linked Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 79

•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: the rider will terminate if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Tempo rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Tempo rider is not available.
Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Tempo rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•
Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.

80 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Tempo riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.
SecureSource Core 2 Rider
(Available for contract applications signed on or after 5/3/2021 and prior to 1/1/2022)
The SecureSource Core 2 rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal.
The SecureSource Core 2 rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core 2 rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core 2 rider is appropriate for you, see the “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource Core 2 riders available under your contract:
•
SecureSource Core 2 - Single Life
•
SecureSource Core 2 - Joint Life
The information in this section applies to both riders, unless otherwise noted.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 81

For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core 2 — Single Life rider covers one person. The SecureSource Core 2 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core 2— Single Life rider or the SecureSource Core 2— Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource Core 2 – Single Life rider.
The SecureSource Core 2 rider is an optional benefit that you may select, for an additional annual charge if :
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core 2 riders are not available under an inherited qualified annuity.
The SecureSource Core 2 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource Core 2 rider, see “SecureSource Series Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix M. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333–230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If an owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.

82 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 83

The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments 180 days following the rider effective date.
(B)On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual credit percentage as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.

84 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix L for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core 2 — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core 2 — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise permissible.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 85

•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered Person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”)or an alternative fixed annuity payout option available under the SecureSource Core 2 rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core 2 rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: the death of both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core 2 rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•
Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.

86 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core 2 riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.
SecureSource 5 Rider
(Available for contract applications signed on or after 5/3/2021 and prior to 1/1/2022)
The SecureSource 5 rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 5 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 87

Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource 5 riders available under your contract:
•
SecureSource 5 - Single Life
•
SecureSource 5 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 — Single Life rider covers one person. The SecureSource 5 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 — Single Life rider or the SecureSource 5 — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource 5 — Single Life rider.
The SecureSource 5 rider is an optional benefit that you may select, for an additional annual charge if:
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 5 riders are not available under an inherited qualified annuity.
The SecureSource 5 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 5 rider, see “SecureSource Series Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix M. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333–230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine

88 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 89

Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 5 Rider”.
However, at the earliest of (1) or (2) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)
when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)
when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.

90 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value, if greater.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 91

•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix L for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: the rider will terminate if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.

92 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 rider is not available.
Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•
Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 93

SecureSource 5 Plus Rider
(Available for contract applications signed on or after 5/3/2021 and prior to 1/1/2022)

The SecureSource 5 Plus rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit, MAV Death Benefit or Enhanced Legacy Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 Plus rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 Plus rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 5 Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The annual benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 Plus riders available under your contract:
•
SecureSource 5 Plus - Single Life
•
SecureSource 5 Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders

94 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

The SecureSource 5 Plus — Single Life rider covers one person. The SecureSource 5 Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 Plus — Single Life rider or the SecureSource 5 Plus — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource 5 Plus — Single Life rider.
The SecureSource 5 Plus rider is an optional benefit that you may select, for an additional annual charge if:
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 5 Plus riders are not available under an inherited qualified annuity.
The SecureSource 5 Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource 5 Plus rider, see “SecureSource Rider Terms” section above.
Rate sheet prospectus supplement
The current charges and the current rates for the Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below.) We may change these terms for new purchasers, upon 7 calendar prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix M. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333–230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 95

Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 5 Plus Rider”.

96 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

However, at the earliest of (1) or (2) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1) when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2) when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million for each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and, Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 97

•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value, if greater.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing.
See Appendix L for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 Plus — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in

98 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, together without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 99

non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 Plus rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 Plus rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 Plus rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•
Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 Plus rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.
Optional Living Benefits
(Available for contract applications signed prior to 5/3/2021)
If you bought a contract before 5/3/2021 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.
If you purchased a contract(1)...	and you selected one of the following optional living benefits...	Disclosure for this benefit may be found in the following Appendix:
Before 5/3/2021	SecureSource Core SM	Appendix G
Before 5/3/2021	SecureSource 4®	Appendix H
Before 5/3/2021	SecureSource 4 Plus ®	Appendix I
Before 3/30/2020	SecureSource Core Plus SM	Appendix J
Before 3/30/2020	Accumulation Protector Benefit® (APB®)	Appendix K
(1)
These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents.

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Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
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Lifetime benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates when the death benefit is payable.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
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Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum Lifetime Payment Percentage or Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource Core Plus, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Current Annual Payment is established (Excess Withdrawal), the guaranteed amounts under the rider will be reduced (See “Determination of Adjustments of Benefit Values” under each rider).
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Investment Allocation Restrictions: You must invest in approved investment options which vary by rider. For SecureSource Tempo, the approved investment options are divided into groups and have specified minimum or maximum percentages of contract value that must be in each group and a maximum percentage that can be allocated to each fund. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “Principal Risks of Investing in the Contracts – Managed Volatility Fund Risk”) This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts , GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” and “Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider. We reserve the right to add, remove, combine or substitute approved investment options in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. We also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion. Any change will apply to current allocations, future purchase payments, and transfers. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”).
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Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
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Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading above) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The other covered spouse will no longer be eligible for benefits under the rider. The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
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Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.

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If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable. If the spousal continuation option is not available when the death benefit is payable, the rider will terminate. The surviving covered spouse will no longer be eligible for benefits under the rider.
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Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
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Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the Remaining Annual Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
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Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
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Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
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Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
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Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Investment Allocation Restrictions for Certain Benefit Riders
If you elect certain benefit riders, you must comply with certain investment allocation restrictions. This means you will be limited in your choice of funds and may be limited in how much you can invest in those Funds. The investment allocation restrictions are different for the SecureSource Series riders, the Accumulation Protector Benefit rider and the Enhanced Legacy Benefit. Please speak with your financial advisor if you have any questions about the investment allocation restrictions applicable to your rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER and enhanced legacy benefit
For contracts issued with the Accumulation Protector Benefit rider or Enhanced Legacy Benefit, you are required to invest your contract value in the Portfolio Stabilizer funds.
For the list of Portfolio Stabilizer funds available, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the Accumulation Protector Benefit Rider and Enhanced Legacy Benefit.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE CORE 2, SECURESOURCE 5, SECURESOURCE 5 PLUS, SECURESOURCE CORE, SECURESOURCE CORE PLUS, SECURESOURCE 4 OR SECURESOURCE 4 PLUS BENEFIT RIDERS
For contracts issued with the SecureSource Core 2, SecureSource 5, SecureSource 5 Plus, SecureSource Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds.

For the list of Portfolio Stabilizer and Portfolio Navigator funds available, please see Appendix B: Funds Available under

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the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Core 2, SecureSource 5, SecureSource 5 Plus, SecureSource Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders.
The investment allocation restrictions for the above listed SecureSource series riders , Enhanced Legacy Benefit or Accumulation Protector Benefit rider may reduce our financial risk and expense in offering guaranteed benefits and limit your ability to grow contract value. The Portfolio Stabilizer funds or Portfolio Navigator funds are available to all contract owners, regardless of whether an optional benefit rider has been elected. We reserve the right to reduce the number of available Funds.
Changes we may make. We reserve the right to add, remove, combine or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any investment option. Any change will apply to current allocations, future purchase payments, and transfers. If we remove, restrict, combine or substitute Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations. We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
Investing in the Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which underlying Funds most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different underlying Fund.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Additional Considerations. It is important to remember that certain Funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to Funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to Funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the managed volatility Funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. See Appendix A for a list of Funds that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these Funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds –Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. This limitation does not apply if you elect the Enhanced Legacy Benefit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a Fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select the Enhanced Legacy Benefit, SecureSource Legacy benefit rider, SecureSource Core 2, SecureSource 5, SecureSource 5 Plus, SecureSource Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate

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whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. You can change allocations among Funds as described above. Surrender charges and tax penalties may apply. Therefore, you should not select the Enhanced Legacy Benefit, SecureSource Legacy benefit rider, SecureSource Core 2, SecureSource 5, SecureSource 5 Plus, SecureSource Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders or Accumulation Protector Benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE TEMPO RIDER
For contracts issued with the SecureSource Tempo rider, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest 100% of your purchase payments and your contract value to approved investment options. Certain Funds are available within an allocation plan, subject to requirements and percentage limitations. If you invest in this rider, you will be limited in your choice of investments and may be limited in how much you can invest in certain Funds. By investing in this rider, you will also not be able to allocate contract value to all investment options available in the contract. In addition, you will not be able to allocate to the regular fixed account. These investment restrictions may reduce our financial risk and expense in offering guaranteed withdrawal benefits and limit your ability to grow contract value. (see “Changes we may make” in this section below for more information).
Choosing an Investment Path. The Personalized AllocationsSM feature allows you to allocate your purchase payments and contract value to either Investment Path 1 or Investment Path 2, subject to plan requirements and percentage limitations, as shown in the Rate Sheet Supplement.
You will choose either Investment Path 1 or Investment Path 2 at issue. After issue, you can change between Investment Path 1 and Investment Path 2 at any time, subject to any transfer limitations. Your total contract value will be moved to the new Investment Path and you will be required to adhere to its rules. Any value in the Special DCA fixed account will remain in the Special DCA fixed account and future scheduled Special DCA fixed account transfers will be based on the updated allocations.
Investment Path 1. This option requires 100% allocation of your purchase payments and contract value among the available Funds and there is no restriction on how much you can allocate into each Fund.
For the list of Funds available under Investment Path 1, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Tempo rider.
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the Funds. The Funds under Investment Path 2 are divided into groups and each group has a specified minimum or maximum percentage of contract value that can be allocated to it. You can select the percentages of contract value to allocate to Funds within each group, but the total investment for all Funds within the group must comply with the specified minimum or maximum percentage for that group. We may change the list of Funds that are or are not available to a specific group. There is also a maximum percentage of contract value that may be allocated to each Fund. If you chose Investment Path 2, you can allocate to Funds in Groups 1, 2, and 3, subject to the requirements and limitations.
For the list of Funds and contract value percentages that can be allocated to each Fund under Investment Path 2, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Tempo rider.
The allocation you select at issue becomes your contract allocation. Purchase payments and rebalancing will be made in accordance with this allocation. In order to transfer between Funds, you must update your contract allocation instructions with us.
Rebalancing for Investment Path 2.
If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis. Quarterly rebalancing will be done on a quarterly schedule measured from Contract Date, regardless of when Investment Path 2 is selected. We may change, suspend or terminate the automatic rebalancing frequency in our sole discretion. We will notify you in advance if we exercise this right. If you switch to Investment Path 1, rebalancing is automatically terminated.
Changes we may make for both Investment Path 1 and Investment Path 2. We reserve the right to add, remove, combine or substitute Funds in our sole discretion. We reserve the right to close or restrict Funds in our sole discretion. We also reserve the right to add, remove or modify allocation plans, including adding and removing Funds, changing allocation plan requirements and changing percentage limitations, in our sole discretion. Any change will apply to current allocations, future purchase payments and transfers. If we remove, restrict, combine or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward any annual transfer limitations.

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We may modify the investment requirements or limitations at any time we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications may be based on several factors including, but not limited to, general market conditions, the style and investment objectives of the Funds, when hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
We will notify you 30 days prior to the date of any change or new limitation to the Funds, the allocation plans or allocation plan requirements. The change will take effect on the date we declare in the written notice. If your current contract allocation does not comply with our revised requirements, prior to the effective date you should update your allocations to comply. If you do not provide us with such instructions or your allocations do not comply with our revised investment options, before you make a purchase payment or request a transfer, you must update your contract value and purchase payment allocations to comply.
Additional Considerations. It is important to remember that certain Funds offered in Investment Path 1 and Investment Path 2 are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to Funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to Funds not employing a managed volatility strategy. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Funds, you might benefit (or benefit more) from selecting alternative Funds. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to six times per contract year by written request on an authorized form or by another method agreed to by us subject to our investment restrictions. If you choose Investment Path 1, you may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this six times per contract year limit. Quarterly rebalancing, based on contract quarter, is mandatory and will be automatically established when you select Investment Path 2. Please consider requesting changes carefully, because we may charge you a higher fee for your rider (see “Charges — Optional Living Benefit Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a Fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select SecureSource Tempo rider, you and your financial advisor should carefully evaluate whether the Funds offered in Investment Path 1 and Investment Path 2 meet your investment objectives and risk tolerance. You should not select SecureSource Tempo benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue. Longer guaranteed periods will generally result in lower monthly annuity payment amounts. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. If you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the Fixed Account and Variable Account at the time payouts begin. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax).

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Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
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the annuity payout plan you select;
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the annuitant’s age and, in most cases, sex;
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the annuity table in the contract; and
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the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the Variable Account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
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Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
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Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
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Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
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Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

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For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
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in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
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over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the Current Annual Payment provided by this rider until the death of Covered Person (Joint Life: both Covered Spouses) . If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

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Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax: Certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

108 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
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because of your death or in the event of nonnatural ownership, the death of the annuitant;
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because you become disabled (as defined in the Code);
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if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
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if it is allocable to an investment before Aug. 14, 1982; or
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if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges of nonqualified annuities: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan

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and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities where RiverSource or Ameriprise Trust Company is responsible for tax reporting: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to optional withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
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the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
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the payout is a RMD as defined under the Code;
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the payout is made on account of an eligible hardship; or
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the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.

110 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
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because of your death;
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because you become disabled (as defined in the Code);
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if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
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if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
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to pay certain medical or education expenses (IRAs only);
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if the distribution is made from an inherited IRA; or
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any other instances, as allowed by the IRS.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Under current IRS requirements, you are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law. The company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 111

Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
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the reserve held in each subaccount for your contract; divided by
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the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from contract owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the Funds in which the subaccounts invest if:
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laws or regulations change;
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the existing funds become unavailable; or
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in our judgment, the funds no longer are suitable (or no longer the most suitable) for the Subaccounts.
If any of these situations occur, we have the right to substitute a Fund currently listed in this prospectus (existing fund) for another Fund (new Fund), provided we obtain any required SEC and state insurance law approval. The new Fund may have higher fees and/or operating expenses than the existing Fund. Also, the new Fund may have investment objectives and policies and/or investment advisers which differ from the existing Fund.
We may also:
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add new Subaccounts;
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combine any two or more Subaccounts;
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transfer assets to and from the Subaccounts or the Variable Account; and
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eliminate or close any Subaccounts.
We will notify you of any substitution or change and obtain your approval if required.
In certain limited circumstances permitted by applicable law, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance department before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

112 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Sales of the Contract
New contracts are not currently being offered.
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Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
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The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
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We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time a purchase payment is made. We may pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
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We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
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In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
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sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
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marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
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providing service to contract owners; and
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funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
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revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);
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compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds - The funds”);
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compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds - The funds”); and
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revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
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fees and expenses we collect from contract owners , including surrender charges; and
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fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
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give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
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cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 113

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cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
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The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
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To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.
Legal Proceedings
RiverSource Life (the Company) is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC (“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s consolidated financial condition, results of operations or liquidity.
Financial Statements
The financial statements for the RiverSource Variable Account 10, as well as the consolidated financial statements of the RiverSource Life, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at www.ameriprise.com/variableannuities.

114 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Appendix A:Funds Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, you may not be able to invest in certain funds.   See "Appendix B:Funds Available Under the Optional Benefits Offered Under the Contract"
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	13.48%	4.03%	3.22%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.91%[2]	34.78%	17.56%	14.60%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[2]	26.50%	14.74%	10.32%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	4.11%	7.68%	6.60%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[2]	13.91%	10.67%	2.70%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.	1.02%[2]	12.49%	7.39%	4.63%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	1.01%	21.10%	10.71%	7.83%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.89%	21.23%	10.83%	7.94%

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 115

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.01%[2]	(7.14%)	9.08%	(0.97%)
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	31.88%	16.54%	11.54%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	24.08%	13.54%	10.89%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.99%[2]	4.84%	10.20%	7.74%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	10.02%	1.57%	2.20%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[2]	9.19%	3.40%	2.38%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.84%[2]	9.47%	2.05%	0.28%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.61%[2]	4.48%	1.49%	0.89%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	11.87%	5.31%	4.17%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	11.36%	5.02%	4.00%

116 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.76%	5.96%	1.34%	1.99%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.97%	42.77%	17.98%	13.37%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	25.65%	15.08%	11.42%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	25.82%	15.23%	11.56%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.66%[2]	6.66%	2.36%	1.65%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.74%[2]	6.68%	0.81%	1.67%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	15.32%	7.96%	3.37%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%	5.11%	11.86%	8.85%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	24.92%	12.79%	9.38%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	10.05%	13.05%	8.16%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	12.85%	9.91%	6.18%

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 117

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%[2]	9.20%	2.91%	2.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.71%	5.43%	(0.07%)	1.33%
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.75%	5.33%	1.11%	1.77%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[2]	3.89%	0.93%	2.11%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.06%	13.56%	7.73%	5.46%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - MFS® Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.87%[2]	7.77%	11.06%	8.24%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	39.20%	15.38%	13.20%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.95%	9.28%	10.86%	7.23%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.74%	5.54%	1.02%	1.50%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	9.67%	14.04%	10.44%

118 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.07%[2]	25.17%	14.29%	9.69%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) (previously CTIVP® - Morgan Stanley Advantage Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.95%[2]	30.62%	10.33%	10.05%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B3 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.21%	5.67%	5.70%	2.63%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	33.12%	16.36%	11.33%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	14.80%	12.17%	7.85%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.90%	9.18%	3.47%	3.10%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.71%[2]	8.62%	6.98%	5.01%

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 119

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.93%	13.46%	7.81%	5.43%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.91%[2]	12.75%	11.06%	7.04%
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares[3] Goldman Sachs Asset Management, L.P.	1.36%[2]	7.53%	4.00%	-
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares[1] Invesco Advisers, Inc.	1.13%[2]	6.40%	4.66%	3.79%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.07%	34.45%	12.02%	8.21%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares Invesco Advisers, Inc.	1.17%[2]	8.60%	1.04%	1.25%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.13%	17.82%	12.79%	8.66%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[2]	5.29%	1.55%	1.66%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%	42.81%	16.54%	12.21%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares[1] Lazard Asset Management, LLC	1.05%[2]	10.81%	4.00%	3.77%

120 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.86%[2]	9.02%	11.71%	8.36%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series - Service Class (previously Delaware Ivy VIP Asset Strategy, Class II) Ivy Investment Management Company	0.85%[2]	13.90%	8.27%	3.48%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[2]	(2.33%)	8.05%	6.13%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[2]	44.13%	10.83%	8.38%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.16%	26.57%	13.69%	9.74%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	2.29%[2]	8.02%	5.90%	3.93%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	1.34%[2]	12.85%	7.20%	5.14%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.85%	5.83%	0.98%	1.60%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.75%[2]	2.88%	(2.13%)	(0.66%)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 121

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	10.41%	9.61%	4.61%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.05%	17.22%	9.19%	6.47%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.88%[2]	8.46%	2.66%	2.50%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%[2]	12.26%	5.14%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.00%	14.54%	6.90%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	7.87%	2.39%	2.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	9.98%	3.66%	3.05%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%	14.59%	6.34%	4.44%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	12.27%	5.07%	3.84%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.97%	12.96%	6.12%	4.63%

122 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.01%	14.93%	7.56%	5.50%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.94%	10.50%	4.32%	3.54%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	6.06%	1.12%	1.64%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.94%	24.43%	14.32%	10.19%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	17.34%	7.00%	2.45%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.10%[2]	14.45%	7.37%	3.20%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.10%	16.96%	4.57%	1.75%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	1.10%[2]	6.93%	6.51%	4.47%

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 123

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.06%[2]	11.08%	8.21%	4.70%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.96%	11.22%	3.90%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	16.80%	6.67%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	13.87%	5.37%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	1.08%	9.96%	3.17%	2.63%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

124 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Appendix B:Funds Available Under the Optional Benefits Offered Under the Contract
If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following tables. See “Investment Allocation Restrictions for Certain Benefit Riders” for more details. If your optional benefit is not included below, your contract is not currently subject to any investment allocation restrictions.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER OR ENHANCED LEGACY BENEFIT
For contracts issued with the Accumulation Protector Benefit rider or Enhanced Legacy Benefit, you are required to invest your contract value in the Portfolio Stabilizer funds listed below:
1.
Variable Portfolio – Managed Risk Fund (Class 2)
2.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.
Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
INVESTMENT ALLOCATION RESTRICTIONS FOR SECURESOURCE CORE 2, SECURESOURCE 5, SECURESOURCE 5 PLUS, SECURESOURCE CORE, SECURESOURCE CORE PLUS, SECURESOURCE 4 OR SECURESOURCE 4 PLUS BENEFIT RIDERS
For contracts issued with the SecureSource Core 2, SecureSource 5, SecureSource 5 Plus, SecureSource Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds listed below:
The Portfolio Stabilizer funds currently available are:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds currently available are:
1. Variable Portfolio – Moderate Portfolio (Class 2)
2. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3. Variable Portfolio – Conservative Portfolio (Class 2)
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE TEMPO RIDER
If you elect the SecureSource Tempo rider, alone or in combination with the optional SecureSource Legacy benefit rider, you must allocate your purchase payments and contract value according to either Investment Path 1 or Investment Path 2 below.
Investment Path 1. You must allocate 100 % of your purchase payments and contract value among the following funds:
1.
Columbia Variable Portfolio – Balanced Fund (Class 2)
2.
Variable Portfolio – Managed Risk Fund (Class 2)
3.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
5.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 125

6.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
7.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
8.
Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
9.
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
10.
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
11.
Variable Portfolio – Aggressive Portfolio (Class 2)
12.
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
13.
Variable Portfolio – Moderate Portfolio (Class 2)
14.
Variable Portfolio – Moderately Conservative Portfolio (Class 2)
15.
Variable Portfolio – Conservative Portfolio (Class 2)
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the Funds in Groups A, B, and C subject to the requirements and limitations as shown below. If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis.
Group A – Fixed Income: Minimum of 20%
Available funds with a Maximum Fund Allocation of 100%
1.
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
2.
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
3.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
4.
CTIVP – American Century Diversified Fund (Class 2)
5.
CTIVP – TCW Core Plus Bond Fund (Class 2)
6.
Variable Portfolio – Partners – Core Bond Fund (Class 2)
7.
Columbia variable Portfolio – Government Money Market Fund (Class 2)
Group B – Asset Allocation, Large Cap and International Equity funds: Maximum of 80%
Available Asset Allocation funds with a Maximum Fund Allocation of 80%
1.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
2.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5.
Variable Portfolio –U.S. Flex Growth Fund (Class 2)
6.
Variable Portfolio –U.S. Flex Moderate Growth Fund (Class 2)
7.
Variable Portfolio –U.S. Flex Conservative Fund (Class 2)
8.
Variable Portfolio – Managed Risk Fund (Class 2)
9.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
10.
Variable Portfolio – Aggressive Portfolio (Class 2)
11.
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
12.
Variable Portfolio – Moderate Portfolio (Class 2)
13.
Variable Portfolio – Moderately Conservative Portfolio (Class 2)
14.
Variable Portfolio – Conservative Portfolio (Class 2)
15.
Columbia Variable Portfolio – Balanced Fund (Class 2)
Available Large Cap and International Equity funds with a Maximum Fund Allocation of 30%
1.
Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
2.
Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
3.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
4.
Columbia Variable Portfolio – Large-Cap Growth Fund (Class 2)
5.
Columbia Variable Portfolio – Large-Cap Index Fund (Class 2)
6.
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
7.
CTIVP – Principal Blue Chip Growth Fund (Class 2)

126 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

8.
CTIVP – MFS Value Fund (Class 2)
9.
CTIVP – T. Rowe Price Large-Cap Value Fund (Class 2)
10.
Variable Portfolio – Partners Core Equity Fund (Class 2)
11.
Columbia Variable Portfolio – Overseas Core Fund (Class 2)
12.
Variable Portfolio – Partners International Core Equity Fund (Class 2)
13.
Variable Portfolio – Partners International Growth Fund (Class 2)
14.
Variable Portfolio – Partners International Value Fund (Class 2)
Group C – Large Cap Aggressive Growth, Mid Cap, Small Cap and Emerging Markets: Maximum of 20%
Available funds with a Maximum Fund Allocation of 5%
1.
CTIVP - Morgan Stanley Advantage Fund (Class 2)
2.
Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
3.
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
4.
CTIVP - Victory Sycamore Established Value Fund (Class 2)
5.
CTIVP - Westfield Mid Cap Growth Fund (Class 2)
6.
Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)
7.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
8.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)
9.
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 127

Appendix C: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
Assumptions:
•
You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•
we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•
after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•
You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•
we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•
after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2:  You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61

128 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 129

Appendix D: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•
You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

130 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(50.00)	(50.00)
		Net full surrender proceeds:	$56,450.00	$36,744.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•
You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 131

			Contract with Gain	Contract with Loss
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

132 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Appendix E: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•
You purchase the contract with a payment of $20,000; and
•
on the first contract anniversary you make an additional purchase payment of $5,000; and
•
During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•
During the third contract year the contract value grows to $23,000.
We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45
Example — MAV Death Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000.
•
On the first contract anniversary the contract value grows to $26,000.
•
During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.
We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 133

$1,500 × $26,000	=	–1,772.73
$22,000
for a death benefit of:		$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:		$24,227.27
Example — 5-Year MAV Death Benefit
Assumptions:
•
You purchase the contract with a payment of $25,000.
•
On the fifth contract anniversary the contract value grows to $26,000.
•
During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.
We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$24,227.27
EXAMPLE — BENEFIT PROTECTOR
Assumptions:
•
You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.
•
During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•
On the first contract anniversary the contract value grows to $110,000. The death benefit equals:
MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•
During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge

134 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

(10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$57,619
	$105,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =			+1,048
Total death benefit of:			$58,667
•
On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.
•
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:
MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$255,000
•
During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:
MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$305,000
•
During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:
MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
Total death benefit of:	$308,700
EXAMPLE – ENHANCED LEGACY BENEFIT
Assumptions:
•
You purchase the contract with a payment of $25,000; and
•
on the first contract anniversary the total contract value is $25,750; and
•
100 days into the second contract year the total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender, leaving the contract value at $22,800. The partial year fee for the Enhanced Legacy Benefit on that day would be $64.10 ($24,629.63 x 0.95% x 100 / 365).
The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value death benefit (contract value minus rider fees):$22,800.00 - $64.10 = $22,735.90	$22,735.90
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 135

3.	The MAV immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,750.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,750 =	–1,589.51
	$24,300
	for a death benefit of:	$24,160.49
4.	The Accumulation Death Benefit value:
	The ADB value on the first contract anniversary calculated as: 1.05 × $25,000 =	$26,250.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrender calculated as:
	$1,500 × $26,250 =	–1,620.37
	$24,300
	for a death benefit of:	$24,629.63

Enhanced Legacy Benefit, calculated as the greatest of these four values, which is the Accumulation Death Benefit value:		$24,629.63

136 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Appendix F: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, regular fixed account, Special DCA fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
EXAMPLE — SECURESOURCE CORE/ SECURESOURCE CORE PLUS/ SECURESOURCE CORE 2 RIDERS
Assumptions:
•
You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a Lifetime Payment Percentage of 4.00% at age 61, 5.00% at age 65, and 5.20% at age 70. Your Lifetime Payment Percentage will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit Base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.
Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	SecureSource Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%	$100,000
1	—	—	94,000	100,000	106,000	4,240	4,240	4.00%	100,000
2	—	—	103,500	100,000	112,000	4,480	4,480	4.00%	103,500
3	—	—	120,000	120,000	120,000 (1)	4,800	4,800	4.00%	120,000
3.5	—	4,800	115,200	120,000	120,000	4,800	-	4.00%	115,200
4	—	—	115,000	120,000	120,000 (2)	4,800	4,800	4.00%	115,200
5	—	—	110,000	120,000	127,200	5,088	5,088	4.00%	115,200
6	—	—	140,000	140,000	140,000	7,000	7,000	5.00% (3)	140,000
7	—	—	120,000	140,000	148,400	7,420	7,420	5.00%	140,000
7.5	—	10,000	110,000	136,792	144,999 (4)	7,420	-	5.00%	129,542
8	—	—	102,000	136,792	144,999	7,250	7,250	5.00%	129,542
9	—	—	109,000	136,792	153,207	7,660	7,660	5.00%	129,542
(1)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)
Because the annual step-up increased the Benefit Base on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)
The $10,000 withdrawal is greater than the $7,420 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are calculated as described in 'Lifetime Benefit Description - Determination of Adjustment of Benefit Values'.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 137

EXAMPLE — SECURESOURCE 4/SECURESOURCE 4 PLUS/ SECURESOURCE 5/SECURESOURCE 5 PLUS RIDERS
Assumptions:
•
You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.
Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Credit Base	Benefit Base	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	—	—	94,000	100,000	106,000	100,000	6.0%	4,876	4,876	4.60%	100,000
2	—	—	103,500	100,000	112,000	103,500	0.0%	5,152	5,152	4.60%	103,500
3	—	—	120,000	120,000	120,000 (2)	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	—	5,520	114,800	120,000	120,000 (3)	114,480	0.0%	5,520	-	4.60%	114,480
4	—	—	115,000	120,000	120,000	115,000	0.0%	5,520	5,520	4.60%	115,000
5	—	—	110,000	120,000	127,200	115,000	4.3%	5,851	5,851	4.60%	115,000
6	—	—	140,000	140,000	140,000	140,000	0.0%	7,980	7,980	5.70% (4)	140,000
7	—	—	120,000	140,000	148,400	140,000	14.3%	8,459	8,459	5.70%	140,000
7.5	—	10,000	110,000	138,066	146,350 (5)	128,333	14.3%	8,459	-	5.70%	129,724
8	—	—	102,000	138,066	146,350	128,333	20.5%	6,878	6,878	4.70% (6)	129,724
9	—	—	109,000	138,066	154,633	128,333	15.1%	8,814	8,814	5.70%	129,724
(1)
This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)
Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)
The $10,000 withdrawal is greater than the $8,459 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

138 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

EXAMPLE — SECURESOURCE TEMPO
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.
Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Returns- linked Credit	Benefit Base	Credit Carryover	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000		$100,000		$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	-	-	94,000	-	100,000	-	100,000	6.0%	4,600	4,600	4.60%	100,000
2	-	-	103,500	9,400	109,400	9,400 (2)	103,500	0.0%	5,032	5,032	4.60%	103,500
3	-	-	120,000	10,350	120,000 (3)	10,350	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	-	5,520	114,480		120,000	10,350	114,480	0.0%	5,520	-	4.60%	114,480
4	-	-	115,000	-	120,000 (4)	10,350	115,000	0.0%	5,520	5,520	4.60%	115,000
5	-	-	110,000	10,350 (5)	130,350	-	115,000	4.3%	5,996	5,996	4.60%	115,000
6	-	-	140,000	11,000	141,350	11,000	140,000	0.0%	6,502	6,502	4.60%	140,000
7	-	-	120,000	11,000	152,350	-	140,000	14.3%	7,008	7,008	4.60%	140,000
7.5	-	10,000	110,000		148,316 (6)	-	128,333	14.3%	7,008	-	4.60%	129,470
8	-	-	102,000	-	148,316	-	128,333	20.5%	5,339	5,339	3.60% (7)	129,470
9	-	-	109,000	10,200	158,516	3,800	128,333	15.1%	7,292	7,292	4.60%	129,470
(1)
This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)
Returns linked credit and Credit carryover are based on the $9,500 positive contract returns (i.e. contract value increased from $94,000 to $103,500). The maximum credit and maximum carryover are 10% of prior anniversary contract value.
(3)
Since the contract value was greater than the Benefit Base after it was increased by the Returns-linked Credit, the Benefit Base is increased to the contract value.
(4)
Since a withdrawal was taken in the previous contract year, the Returns-linked Credit is not available on the 4th Anniversary and the Credit Carryover is not increased.
(5)
Contract return used for credit is zero so the Returns-linked credit is from the Credit Carryover.
(6)
The $10,000 withdrawal is greater than the $7,008 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(7)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 139

Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•
You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•
You make no additional purchase payments.
•
You do not exercise the elective step-up option.
End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

140 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Appendix G: SecureSource Core Rider Disclosure
SecureSource Core Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource Core rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit or certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy Benefit). This benefit is intended to provide to you, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core rider is appropriate for you, see the “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core riders available under your contract:
•
SecureSource Core - Single Life
•
SecureSource Core - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core — Single Life rider covers one person. The SecureSource Core — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core — Single Life rider or the SecureSource Core — Joint Life rider, not both, and you may not switch riders later.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 141

You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource Core – Single Life rider.
The SecureSource Core rider is an optional benefit that you may select, for an additional annual charge if:
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core riders are not available under an inherited qualified annuity.
The SecureSource Core rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource Core rider, see “SecureSource Series Rider Terms” section.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix M to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333–230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If an owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the

142 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 143

(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments 180 days following the rider effective date.
(B)On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

144 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix L for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Star t Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 145

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered Person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: the death of both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•
Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.

146 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Appendix H: SecureSource Core Plus Rider Disclosure
SecureSource Core Plus Rider
(Available for contract applications signed prior to 3/30/2020)
The SecureSource Core Plus rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date (see “Base Doubler” below).
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core Plus rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core Plus rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available, a Base Doubler is applied or an Annual Step-up increases the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core Plus riders available under your contract:
•
SecureSource Core Plus - Single Life
•
SecureSource Core Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 147

The SecureSource Core Plus — Single Life rider covers one person. The SecureSource Core Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core Plus — Single Life rider or the SecureSource Core Plus — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and join annuitants are not allowed for SecureSource Core Plus – Single Life rider.
The SecureSource Core Plus rider is an optional benefit that you may select, for an additional annual charge if:
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core Plus riders are not available under an inherited qualified annuity.
The SecureSource Core Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource Core Plus rider, see “SecureSource Rider Terms” section.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period, Annual Credit percentages and Base Doubler age and duration, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Annual Credits” and “Base Doubler” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix M. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333–230376).
current Annual payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “(Current Annual Payment)” heading below). The Covered Person is the owner on the rider effective date. If an owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant. The Covered person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.

148 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Joint Life:Base Doubler Date (for contracts with applications signed before 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Base Doubler duration (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision.
For contracts with applications signed before 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary; or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age shown in the Rate Sheet Prospectus Supplement.
For contracts with applications signed on/after 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Base Doubler duration, or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age (both shown in the Rate Sheet Prospectus Supplement).

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 149

Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal”, calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.

150 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the annual rider fee, on the Base Doubler Date the Benefit Base (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the Benefit Base). It is important to remember that the 200% Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler date will permanently set the Base Doubler to zero.
See Appendix L for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core Plus — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 151

If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater.
The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
For contracts with applications signed before 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
For contracts with applications signed on/after 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Credit Period Base Doubler duration, (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base and Base Doubler, will be permanently set to zero, and there will be no additional Annual Credits and no Base Doubler is applied. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: the rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.

152 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core Plus rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core Plus rider is not available.
Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payment plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core Plus rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•
Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core Plus rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.

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Appendix I: SecureSource 4 Rider Disclosure
SecureSource 4 Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus Percentage is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 rider is appropriate for you, see and “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 riders available under your contract:
•
SecureSource 4 - Single Life
•
SecureSource 4 - Joint Life
The information in this section applies to both riders, unless otherwise noted.

154 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 — Single Life rider covers one person. The SecureSource 4 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 — Single Life rider or the SecureSource 4 — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource 4 — Single Life rider.
The SecureSource 4 rider is an optional benefit that you may select, for an additional annual charge if:
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 riders are not available under an inherited qualified annuity.
The SecureSource 4 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 4 rider, see “SecureSource Series Rider Terms” section.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix M to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333–230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime

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Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period

156 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix F: Example – Optional Living Benefits – SecureSource 4 Rider”.
However, at the earliest of (1) or (2) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)
when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)
when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
•
(A)
On the first rider anniversary

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The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)
if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)
if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:
a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Prospectus Supplement.
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value, if greater.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

158 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix L for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: the rider will terminate if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.

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Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 rider is not available.
Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•
Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.

160 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Appendix J: SecureSource 4 Plus Rider Disclosure
SecureSource 4 Plus Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 Plus rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit, MAV Death Benefit or Enhanced Legacy Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 Plus rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The annual benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus Percentage is included in the Lifetime Payment Percentage is determined when the first withdrawal is taken and is fixed for the remainder of that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus riders available under your contract:
•
SecureSource 4 Plus - Single Life
•
SecureSource 4 Plus - Joint Life

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The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 Plus — Single Life rider covers one person. The SecureSource 4 Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus — Single Life rider or the SecureSource 4 Plus — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource 4 Plus — Single Life rider.
The SecureSource 4 Plus rider is an optional benefit that you may select, for an additional annual charge if:
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 Plus riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource 4 Plus rider, see “SecureSource Rider Terms” section.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Supplements are reflected in Appendix M. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333–230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime

162 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 163

After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix F: Example – Optional Living Benefits – SecureSource 4 Plus Rider”.
However, at the earliest of (1) or (2), the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)
when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)
when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million for each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and, Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary

164 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)
if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)
if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:
a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value, if greater.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 165

See Appendix L for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, together without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.

166 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 Plus rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 Plus rider is not available.
Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 Plus rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•
Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 167

Appendix K: Accumulation Protector Benefit Rider Disclosure
Accumulation Protector Benefit Rider
(Available for contract applications signed prior to 3/30/2020)
The Accumulation Protector Benefit rider is an optional benefit that you may select at contract issue for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
The Accumulation Protector Benefit rider is only available to those age 80 or younger at contract issue. If elected, the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•
Continue your contract;
•
Take partial surrenders or make a full surrender; or
•
Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Legacy benefit, Enhanced Legacy Benefit or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•
You must invest in approved investment options. Current approved investment options are Portfolio Stabilizer funds.  This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below and for the list of available funds, see Appendix B: Funds Available Under the Optional Benefits Offered Under the contract – Investment Allocation Restrictions for the Accumulation Protector Benefit Rider  or Enhanced Legacy  Benefit) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”);
•
You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;
•
If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•
If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

168 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

•
The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•
The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)
is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)
is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. We reserve the right to restart the Waiting Period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting Period will restart upon elective step-ups and spousal continuation step-ups.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.
90% of the contract value on the contract anniversary (after charges are deducted); or
2.
the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of Elective Step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 169

Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Assignment and Change of Ownership
Subject to state limitations, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner before the change, or is a nonnatural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).
Terminating the Rider
The rider will terminate under the following conditions:
•
The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•
The rider will terminate for certain assignment and ownership changes as described in the “Assignment and Change of Ownership” provision above.
•
After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•
In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges - Accumulation Protector Benefit rider charge”).
•
The rider will terminate on the annuitization start date.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix F.

170 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Appendix L: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)
Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the Current Annual Payment.
•
A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of Current Annual Payment.
•
The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the Remaining Annual Payment at the time of each withdrawal, but shall not be reduced to less than zero.
•
Any withdrawals taken in a contract year will count first against and reduce the Remaining Annual Payment for that contract year.
•
Once the Remaining Annual Payment for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the Current Annual Payment as long as they do not exceed the remaining LABA.
•
Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the Current Annual Payment and will subject the Current Annual Payment to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)
determined by us each calendar year;
(2)
based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)
based on the value of this contract alone on the date it is determined;
(4)
based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)
based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.
IRAs under Section 408(b) of the Code;
2.
Roth IRAs under Section 408A of the Code;
3.
SIMPLE IRAs under Section 408(p) of the Code;
4.
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.
Custodial and investment only plans under section 401(a) of the Code;
6.
TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available Remaining Annual Payment amount and may result in the reduction of your Current Annual Payment as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 171

Appendix M: Prospectus Rate Sheet Supplements
The purpose of this appendix is to show historic rates filed with the following Prospectus Rate Sheet Supplements:
•
Rate Sheet Prospectus Supplement dated April 29, 2019 – applicable to contracts with applications signed from 4/29/2019 through 10/27/2019;
•
Rate Sheet Prospectus Supplement dated Oct. 14, 2019 – applicable to contracts with applications signed from 10/28/2019 through 3/29/2020;
•
Rate Sheet Prospectus Supplement dated March 16, 2020 – applicable to contracts with applications signed from 3/30/2020 through 4/30/2020;
•
Rate Sheet Prospectus Supplement dated May 1, 2020 – applicable to contracts with applications signed from 5/1/2020 through 5/2/2021;
•
Rate Sheet Prospectus Supplement dated May 1, 2021– applicable to contracts with applications signed from 5/3/2021 through 4/28/2022;
•
Rate Sheet Prospectus Supplement dated April 29, 2022 – applicable to contracts with applications signed from 4/29/2022 through 6/24/2022

172 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Rate Sheet Prospectus Supplement dated April 29, 2019
Product Name	Prospectus Form #/Date
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CA (4/19)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 and SecureSource 4 Plus optional benefit riders;
•
Annual Credit percentage and Credit Period for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders.
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus optional benefit rider.
The rider fees, percentages, age bands, credit period and terms, listed below apply to applications signed on or after April 29, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus Rider– Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 Rider– Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus Rider– Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 – 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource CoreSM	1.30%	1.40%
SecureSource Core PlusSM	1.50%	1.70%
SecureSource4®	1.00%	1.15%
SecureSource4Plus®	1.30%	1.55%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 173

SecureSource Core Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.50%	3.20%
59-64	4.50%	4.20%
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75-79	6.00%	5.70%
80+	6.50%	6.20%
SecureSource Core Plus Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.50%	3.20%
59-64	4.50%	4.20%
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75-79	6.00%	5.70%
80+	6.50%	6.20%
SecureSource 4 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.75%	1.00%
59-64	4.00%	3.75%	1.00%
65-69	5.00%	4.75%	1.00%
70-74	5.25%	5.00%	1.00%
75-79	5.50%	5.25%	1.00%
80+	6.00%	5.75%	1.00%
SecureSource 4 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.30%	3.20%	1.00%
59-64	4.30%	4.20%	1.00%
65-69	5.30%	5.20%	1.00%
70-74	5.55%	5.45%	1.00%
75-79	5.80%	5.70%	1.00%
80+	6.30%	6.20%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource CoreSM	6%	12 years
SecureSource Core PlusSM	7%	12 years
SecureSource4®	6%	12 years
SecureSource4Plus®	6%	12 years
BASE DOUBLER AGE for the SecureSource CORE PLUS rider:
Base Doubler age is 70.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-1 (4/19)

174 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Rate Sheet Prospectus Supplement dated October 14, 2019 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CA (4/19)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 and SecureSource 4 Plus optional benefit riders;
•
Annual Credit percentage and Credit Period for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders.
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus optional benefit rider.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after October 28, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 – 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource CoreSM	1.45%	1.55%
SecureSource Core PlusSM	1.65%	1.85%
SecureSource4®	1.35%	1.50%
SecureSource4Plus®	1.45%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 175

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.30%	2.90%
59-64	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75-79	5.80%	5.40%
80+	6.30%	5.90%
SecureSource Core Plus Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.30%	2.90%
59-64	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75-79	5.80%	5.40%
80+	6.30%	5.90%
SecureSource 4 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.75%	1.00%
59-64	4.00%	3.75%	1.00%
65-69	5.00%	4.75%	1.00%
70-74	5.25%	5.00%	1.00%
75-79	5.50%	5.25%	1.00%
80+	6.00%	5.75%	1.00%
SecureSource 4 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.10%	2.90%	1.00%
59-64	4.10%	3.90%	1.00%
65-69	5.10%	4.90%	1.00%
70-74	5.35%	5.15%	1.00%
75-79	5.60%	5.40%	1.00%
80+	6.10%	5.90%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource CoreSM	6%	10 years
SecureSource Core PlusSM	7%	10 years
SecureSource4®	6%	10 years
SecureSource4Plus®	6%	10 years
BASE DOUBLER AGE for the SecureSource CORE PLUS rider:
Base Doubler age is 70.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-4 A (10/19)

176 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Rate Sheet Prospectus Supplement dated March 16, 2020 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CA (4/19)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 and SecureSource 4 Plus optional benefit riders;
•
Annual Credit percentage and Credit Period for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders.
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus optional benefit rider.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after MARCH 30, 2020.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 – 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource CoreSM	1.60%	1.70%
SecureSource Core PlusSM	N/A	N/A
SecureSource4®	1.55%	1.65%
SecureSource4Plus®	1.70%	1.80%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 177

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.60%
59-64	4.00%	3.60%
65-69	5.00%	4.60%
70-74	5.20%	4.70%
75-79	5.35%	4.85%
80+	5.50%	5.00%
SecureSource Core Plus Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	N/A	N/A
59-64	N/A	N/A
65-69	N/A	N/A
70-74	N/A	N/A
75-79	N/A	N/A
80+	N/A	N/A
SecureSource 4 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
SecureSource 4 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource CoreSM	6%	10 years
SecureSource Core PlusSM	N/A	N/A
SecureSource4®	6%	10 years
SecureSource4Plus®	7%	10 years
BASE DOUBLER AGE for the SecureSource CORE PLUS rider:
Base Doubler age is N/A.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-7A (03/20)

178 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Rate Sheet Prospectus Supplement dated May 1, 2020 to the Prospectus Dated May 1, 2020
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CG (5/20)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix M to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 and SecureSource 4 Plus optional benefit riders;
•
Annual Credit percentage and Credit Period for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders.
•
Base Doubler age and Base Doubler duration used to determine Base Doubler Date for the SecureSource Core Plus optional benefit rider.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after May 1, 2020.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus Rider – Lifetime Payment Percentage/Annual Credits”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource CoreSM	1.60%	1.70%
SecureSource Core PlusSM	N/A	N/A
SecureSource4®	1.55%	1.65%
SecureSource4Plus®	1.70%	1.80%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 179

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.60%
59-64	4.00%	3.60%
65-69	5.00%	4.60%
70-74	5.20%	4.70%
75-79	5.35%	4.85%
80+	5.50%	5.00%
SecureSource Core Plus Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	N/A	N/A
59-64	N/A	N/A
65-69	N/A	N/A
70-74	N/A	N/A
75-79	N/A	N/A
80+	N/A	N/A
SecureSource 4 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
SecureSource 4 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource CoreSM	6%	10 years
SecureSource Core PlusSM	N/A	N/A
SecureSource4®	6%	10 years
SecureSource4Plus®	7%	10 years
BASE DOUBLER AGE and duration for the SecureSource CORE PLUS rider:
Base Doubler age is N/A and Base Doubler duration is N/A.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-4 A (5/20)

180 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

Rate Sheet Prospectus Supplement dated May 1, 2021 to the Prospectus Dated May 1, 2021
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CH (5/21)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix M to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Tempo, SecureSource Core 2, SecureSource 5 and SecureSource 5 Plus optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Tempo, SecureSource Core 2, SecureSource 5 and SecureSource 5 Plus optional benefit riders;
•
Income Bonus Percentage for the SecureSource Tempo, SecureSource 5 and SecureSource 5 Plus optional benefit riders;
•
Annual Credit percentage and Credit Period for the SecureSource Core 2, SecureSource 5 and SecureSource 5 Plus optional benefit riders;
•
Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after May 3, 2021.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo Rider – Lifetime Payment Percentage/Returns-linked Credit”; “SecureSource Core 2 Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource 5 Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 5 Plus Rider – Lifetime Payment Percentage/Annual Credits”; SecureSource Core 2 Rider – Lifetime Payment Percentage/Annual Credits).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
current RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource TempoSM	1.55%	1.65%
SecureSource5SM	1.55%	1.65%
SecureSource5PlusSM	1.70%	1.80%
SecureSource Core 2SM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 181

LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource Core 2 Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource TempoSM	N/A	15 years
SecureSource5SM	5%	10 years
SecureSource5PlusSM	6%	10 years
SecureSource Core 2SM	5%	10 years
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.

182 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-13 A (5/21)
Rate Sheet Prospectus Supplement dated April 29, 2022 to the Prospectus Dated April 29, 2022
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9101_12_A01_(4/22)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix M to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Tempo, SecureSource Core 2, SecureSource 5 and SecureSource 5 Plus optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Tempo, SecureSource Core 2, SecureSource 5 and SecureSource 5 Plus optional benefit riders;
•
Income Bonus Percentage for the SecureSource Tempo, SecureSource 5 and SecureSource 5 Plus optional benefit riders;
•
Annual Credit percentage and Credit Period for the SecureSource Core 2, SecureSource 5 and SecureSource 5 Plus optional benefit riders;
•
Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after APRIL 29, 2022.
PLEASE NOTE THAT AS OF JAN.1, 2022, ONLY SECURESOURCE TEMPO RIDER IS AVAILABLE.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo Rider – Lifetime Payment Percentage/Returns-linked Credit”.
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
current RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource TempoSM	1.55%	1.65%
SecureSource5SM	1.55%	1.65%
SecureSource5PlusSM	1.70%	1.80%
SecureSource Core 2SM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 183

LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource Core 2 Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource TempoSM	N/A	15 years
SecureSource5SM	5%	10 years
SecureSource5PlusSM	6%	10 years
SecureSource Core 2SM	5%	10 years
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.

184 RiverSource RAVA 5 Advantage Variable Annuity — Prospectus

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. SUP9101-0001 (04/22)

RiverSource RAVA 5 Advantage Variable Annuity — Prospectus 185

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The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
PRO9101_12_C01_(05/24)
Reports and other information about RiverSource Variable Account 10 are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000212360
© 2008-2024 RiverSource Life Insurance Company. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE® RAVA Apex VARIABLE ANNUITY

RIVERSOURCE® RAVA Vista VARIABLE ANNUITY

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

May 1, 2024

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

SAI9010_12_C01_(05/24)

2	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Company

We are RiverSource Life Insurance Company (the “Company”, “we”, “our” and “us”). We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc. We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.

Non-Principal Risks of Investing in the Contracts

Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.

Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.

Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner’s investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.

BUSINESS CONTINUITY/DISASTER RECOVERY

Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees, the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees, the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life, the Funds, or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.

Services

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with service providers at any time.

Entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for compensation paid.

Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid
Ameriprise Financial, Inc. (“AFI”)*	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis, MN 55474 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)

Ameriprise India LLP (“Amp India”)*	Administrative support related to new business and servicing of existing contracts and policies	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India	Expense allocation based on number of service provider employees dedicated to performing services

Foundever Asia, Inc. (“Foundever Asia”) (previously known as Sykes Enterprises Incorporated)	Administrative support related to new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines	Expense allocation based on number of contacts made or received from customers

*	Affiliated Entities

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2023 was $20,661,758, in 2022 was $20,635,581, and in 2021 was $20,285,993.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2023 was $4,115,930, in 2022 was $3,629,759, and in 2021 was $3,017,114.

The aggregate dollar amount paid to Foundever Asia by RiverSource Life for the services provided in 2023 was $1,334,367, in 2022 was $1,497,395, and in 2021 was $1,473,834.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	3

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

4	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2023 was $394,275,424, in 2022 was $408,452,683, and in 2021 was $494,414,780. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2023 and December 31, 2022 and for each of the three years in the period ended December 31, 2023 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2023 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2022 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402.

Custodian

RiverSource Life is the custodian of the assets of RiverSource Variable Account 10. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2024

We have served as the auditor of one or more of the divisions of RiverSource Variable Account 10 since 2010.

6	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$9,303,318	$66,348,042	$148,094,621	$71,873,556	$9,732,846
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	78,962	25,527	539	690
Receivable for share redemptions	7,934	49,046	135,409	111,488	8,136
Total assets	9,311,252	66,476,050	148,255,557	71,985,583	9,741,672

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,933	46,488	126,464	50,489	7,316
Contract terminations	1	2,558	8,945	60,999	820
Payable for investments purchased	—	78,962	25,527	539	690
Total liabilities	7,934	128,008	160,936	112,027	8,826
Net assets applicable to contracts in accumulation period	9,302,390	66,207,798	148,067,329	71,640,113	9,675,343
Net assets applicable to contracts in payment period	—	140,244	24,910	232,645	56,877
Net assets applicable to seed money	928	—	2,382	798	626
Total net assets	$9,303,318	$66,348,042	$148,094,621	$71,873,556	$9,732,846
(1) Investment shares	1,045,317	4,510,404	2,211,688	2,497,344	313,457
(2) Investments, at cost	$11,611,026	$68,044,027	$131,856,185	$64,548,283	$9,516,944

December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$20,061,739	$21,423,468	$41,207,583	$70,724,257	$43,193,069
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,851	3,943	9	5,953	44,130
Receivable for share redemptions	19,909	16,751	46,041	95,003	41,770
Total assets	20,083,499	21,444,162	41,253,633	70,825,213	43,278,969

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,539	15,505	30,918	56,400	35,716
Contract terminations	6,370	1,246	15,123	38,603	6,054
Payable for investments purchased	1,851	3,943	9	5,953	44,130
Total liabilities	21,760	20,694	46,050	100,956	85,900
Net assets applicable to contracts in accumulation period	19,526,088	21,240,106	41,088,824	70,603,122	43,124,247
Net assets applicable to contracts in payment period	535,507	183,362	117,603	120,364	67,845
Net assets applicable to seed money	144	—	1,156	771	977
Total net assets	$20,061,739	$21,423,468	$41,207,583	$70,724,257	$43,193,069
(1) Investment shares	1,073,969	10,930,341	1,585,517	8,997,997	3,991,966
(2) Investments, at cost	$17,886,667	$29,801,159	$36,699,284	$88,661,485	$37,954,129
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	7

Statement of Assets and Liabilities

December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Assets
Investments, at fair value(1),(2)	$6,221,353	$16,815,760	$38,655,066	$49,845,444	$27,678,358
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	11,421	5,050	—	493
Receivable for share redemptions	4,464	17,047	34,767	74,890	23,374
Total assets	6,225,817	16,844,228	38,694,883	49,920,334	27,702,225

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,170	11,917	29,006	36,355	18,335
Contract terminations	294	5,130	5,761	38,535	5,039
Payable for investments purchased	—	11,421	5,050	—	493
Total liabilities	4,464	28,468	39,817	74,890	23,867
Net assets applicable to contracts in accumulation period	6,165,308	16,678,780	38,556,086	49,577,794	27,315,544
Net assets applicable to contracts in payment period	56,045	136,445	98,679	267,650	362,814
Net assets applicable to seed money	—	535	301	—	—
Total net assets	$6,221,353	$16,815,760	$38,655,066	$49,845,444	$27,678,358
(1) Investment shares	588,030	1,592,402	1,985,366	2,021,308	2,270,579
(2) Investments, at cost	$5,862,513	$15,353,849	$37,878,492	$38,213,867	$20,076,560

December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Assets
Investments, at fair value(1),(2)	$177,917,001	$1,730,055	$74,396,000	$2,990,068	$3,179,759
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,370	156	484	—	—
Receivable for share redemptions	154,478	1,379	119,404	2,169	2,338
Total assets	178,075,849	1,731,590	74,515,888	2,992,237	3,182,097

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	138,064	1,379	62,056	2,169	2,161
Contract terminations	16,414	—	57,348	—	177
Payable for investments purchased	4,370	156	484	—	—
Total liabilities	158,848	1,535	119,888	2,169	2,338
Net assets applicable to contracts in accumulation period	177,484,714	1,729,246	74,109,066	2,988,366	3,177,433
Net assets applicable to contracts in payment period	431,641	—	286,376	—	—
Net assets applicable to seed money	646	809	558	1,702	2,326
Total net assets	$177,917,001	$1,730,055	$74,396,000	$2,990,068	$3,179,759
(1) Investment shares	14,571,417	174,753	5,709,593	67,848	33,613
(2) Investments, at cost	$140,547,221	$1,550,975	$83,096,454	$2,730,011	$2,903,170

See accompanying notes to financial statements.

8	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$9,295,341	$4,725,698	$1,433,205	$21,222,271	$15,058,157
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,292	25,057	—	940	360
Receivable for share redemptions	10,223	3,598	1,160	14,416	13,770
Total assets	9,308,856	4,754,353	1,434,365	21,237,627	15,072,287

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,450	3,598	1,160	14,416	11,375
Contract terminations	2,773	—	—	—	2,395
Payable for investments purchased	3,292	25,057	—	940	360
Total liabilities	13,515	28,655	1,160	15,356	14,130
Net assets applicable to contracts in accumulation period	9,291,491	4,723,518	1,432,405	21,159,566	15,021,746
Net assets applicable to contracts in payment period	—	—	—	62,616	36,411
Net assets applicable to seed money	3,850	2,180	800	89	—
Total net assets	$9,295,341	$4,725,698	$1,433,205	$21,222,271	$15,058,157
(1) Investment shares	66,557	59,925	609,875	8,954,545	550,572
(2) Investments, at cost	$7,765,867	$4,356,106	$1,343,206	$18,498,831	$14,898,777

December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$95,274,299	$568,979,468	$16,349,991	$149,160,986	$52,063,907
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,907	7,144	945	41,631	5,221
Receivable for share redemptions	96,863	639,388	29,209	142,898	102,899
Total assets	95,375,069	569,626,000	16,380,145	149,345,515	52,172,027

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	77,149	468,015	13,758	121,908	44,821
Contract terminations	19,714	171,373	15,451	20,990	58,078
Payable for investments purchased	3,907	7,144	945	41,631	5,221
Total liabilities	100,770	646,532	30,154	184,529	108,120
Net assets applicable to contracts in accumulation period	95,274,220	563,611,788	16,349,241	148,785,809	52,063,474
Net assets applicable to contracts in payment period	—	5,367,611	—	374,994	—
Net assets applicable to seed money	79	69	750	183	433
Total net assets	$95,274,299	$568,979,468	$16,349,991	$149,160,986	$52,063,907
(1) Investment shares	2,286,400	13,482,926	4,455,039	3,508,019	601,061
(2) Investments, at cost	$86,888,579	$327,637,951	$23,367,389	$82,507,992	$33,884,467

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	9

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$339,235,922	$98,976,248	$365,623,888	$9,458,091	$47,968,832
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	198	54,351	52,134	80	31,682
Receivable for share redemptions	336,713	147,281	288,913	10,188	44,242
Total assets	339,572,833	99,177,880	365,964,935	9,468,359	48,044,756

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	270,091	86,011	271,294	7,594	40,848
Contract terminations	66,622	61,270	17,619	2,594	3,394
Payable for investments purchased	198	54,351	52,134	80	31,682
Total liabilities	336,911	201,632	341,047	10,268	75,924
Net assets applicable to contracts in accumulation period	335,405,892	98,959,992	362,980,122	9,457,267	47,968,546
Net assets applicable to contracts in payment period	3,830,030	16,099	2,643,766	—	—
Net assets applicable to seed money	—	157	—	824	286
Total net assets	$339,235,922	$98,976,248	$365,623,888	$9,458,091	$47,968,832
(1) Investment shares	3,853,202	2,611,511	9,481,947	1,204,852	4,986,365
(2) Investments, at cost	$95,988,348	$71,598,483	$126,967,512	$10,983,110	$72,255,085

December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$68,435,453	$8,915,120	$44,431,393	$148,890,291	$126,320,944
Dividends receivable	—	—	—	19,571	17,013
Accounts receivable from RiverSource Life for contract purchase payments	19,190	778	2,784	40,990	13,895
Receivable for share redemptions	56,404	21,462	49,754	411,038	130,807
Total assets	68,511,047	8,937,360	44,483,931	149,361,890	126,482,659

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	53,451	7,708	33,043	127,984	95,164
Contract terminations	2,953	13,754	16,711	283,055	35,643
Payable for investments purchased	19,190	778	2,784	40,990	13,895
Total liabilities	75,594	22,240	52,538	452,029	144,702
Net assets applicable to contracts in accumulation period	68,214,453	8,907,382	44,144,229	148,902,659	125,900,774
Net assets applicable to contracts in payment period	221,000	7,065	287,164	972	437,183
Net assets applicable to seed money	—	673	—	6,230	—
Total net assets	$68,435,453	$8,915,120	$44,431,393	$148,909,861	$126,337,957
(1) Investment shares	7,019,021	1,165,375	5,740,490	148,890,291	126,320,944
(2) Investments, at cost	$91,003,711	$10,122,088	$56,729,476	$148,890,290	$126,319,427

See accompanying notes to financial statements.

10	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$48,186,955	$115,279,948	$26,797,408	$71,590,409	$72,989,491
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	33,475	4,638	34,125	16,675	98,877
Receivable for share redemptions	59,786	97,375	22,940	68,475	68,969
Total assets	48,280,216	115,381,961	26,854,473	71,675,559	73,157,337

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	40,345	86,743	22,940	52,510	61,115
Contract terminations	19,441	10,632	—	15,965	7,854
Payable for investments purchased	33,475	4,638	34,125	16,675	98,877
Total liabilities	93,261	102,013	57,065	85,150	167,846
Net assets applicable to contracts in accumulation period	48,186,363	114,268,332	26,796,670	71,182,534	72,932,796
Net assets applicable to contracts in payment period	—	1,011,616	—	407,875	56,397
Net assets applicable to seed money	592	—	738	—	298
Total net assets	$48,186,955	$115,279,948	$26,797,408	$71,590,409	$72,989,491
(1) Investment shares	7,991,203	18,929,384	4,253,557	11,186,001	8,536,783
(2) Investments, at cost	$51,978,709	$124,247,925	$30,824,984	$88,922,832	$83,301,695

December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$216,758,064	$115,305,697	$131,653,462	$101,414,952	$528,873,895
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	22,119	349	—	28,277	209,080
Receivable for share redemptions	200,258	109,618	284,096	83,599	575,189
Total assets	216,980,441	115,415,664	131,937,558	101,526,828	529,658,164

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	161,057	99,025	90,546	83,599	427,681
Contract terminations	39,201	10,593	193,550	—	147,508
Payable for investments purchased	22,119	349	—	28,277	209,080
Total liabilities	222,377	109,967	284,096	111,876	784,269
Net assets applicable to contracts in accumulation period	215,322,052	115,305,455	130,926,064	101,414,869	527,211,976
Net assets applicable to contracts in payment period	1,436,012	—	727,398	—	1,661,780
Net assets applicable to seed money	—	242	—	83	139
Total net assets	$216,758,064	$115,305,697	$131,653,462	$101,414,952	$528,873,895
(1) Investment shares	25,204,426	3,201,158	3,589,244	2,591,082	13,298,313
(2) Investments, at cost	$259,918,640	$71,981,094	$39,771,511	$90,024,924	$249,563,735

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	11

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$74,957,685	$15,001,757	$36,444,624	$51,119,688	$2,785,156
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	64,289	26,452	149,280	19,743	—
Receivable for share redemptions	427,357	116,989	36,304	42,150	8,491
Total assets	75,449,331	15,145,198	36,630,208	51,181,581	2,793,647

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	61,296	11,773	30,562	41,670	2,439
Contract terminations	366,061	105,216	5,742	480	6,052
Payable for investments purchased	64,289	26,452	149,280	19,743	—
Total liabilities	491,646	143,441	185,584	61,893	8,491
Net assets applicable to contracts in accumulation period	74,942,034	14,944,481	36,315,831	50,597,688	2,784,879
Net assets applicable to contracts in payment period	15,132	56,610	128,210	522,000	—
Net assets applicable to seed money	519	666	583	—	277
Total net assets	$74,957,685	$15,001,757	$36,444,624	$51,119,688	$2,785,156
(1) Investment shares	7,948,853	1,903,776	2,756,779	3,843,586	149,098
(2) Investments, at cost	$75,407,886	$18,135,590	$36,345,261	$46,965,202	$2,447,736

December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$66,072,357	$43,541,784	$35,128,973	$67,844,121	$40,997,953
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	88,539	1,237	26,213	3,321	68,635
Receivable for share redemptions	56,327	36,452	34,298	57,369	37,430
Total assets	66,217,223	43,579,473	35,189,484	67,904,811	41,104,018

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	56,327	31,661	29,738	54,127	35,374
Contract terminations	—	4,791	4,560	3,242	2,056
Payable for investments purchased	88,539	1,237	26,213	3,321	68,635
Total liabilities	144,866	37,689	60,511	60,690	106,065
Net assets applicable to contracts in accumulation period	66,072,135	43,509,670	35,124,584	67,135,438	40,988,614
Net assets applicable to contracts in payment period	—	32,114	3,971	708,683	9,031
Net assets applicable to seed money	222	—	418	—	308
Total net assets	$66,072,357	$43,541,784	$35,128,973	$67,844,121	$40,997,953
(1) Investment shares	1,764,753	1,144,933	800,022	1,520,146	1,148,402
(2) Investments, at cost	$52,244,896	$28,999,436	$27,209,197	$24,792,018	$28,235,773

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$40,179,259	$25,204,928	$29,240,268	$7,656,796	$1,595,099
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,124	7,452	5,173	5,245	94,500
Receivable for share redemptions	43,738	29,939	20,990	5,822	19,153
Total assets	40,226,121	25,242,319	29,266,431	7,667,863	1,708,752

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	29,189	21,846	20,258	5,822	1,249
Contract terminations	14,549	8,093	732	—	17,904
Payable for investments purchased	3,124	7,452	5,173	5,245	94,500
Total liabilities	46,862	37,391	26,163	11,067	113,653
Net assets applicable to contracts in accumulation period	40,073,861	25,201,606	29,194,965	7,655,788	1,594,339
Net assets applicable to contracts in payment period	105,398	3,156	45,303	—	—
Net assets applicable to seed money	—	166	—	1,008	760
Total net assets	$40,179,259	$25,204,928	$29,240,268	$7,656,796	$1,595,099
(1) Investment shares	1,108,088	755,091	861,021	316,658	124,520
(2) Investments, at cost	$17,059,088	$19,960,332	$14,266,972	$6,845,510	$1,458,258

December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$77,773,676	$14,760,729	$37,448,829	$11,445,304	$20,879,542
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	58,955	50,454	2,947	12,348	927
Receivable for share redemptions	67,874	11,870	27,781	8,467	17,006
Total assets	77,900,505	14,823,053	37,479,557	11,466,119	20,897,475

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	67,028	11,870	27,210	8,467	17,001
Contract terminations	846	—	571	—	5
Payable for investments purchased	58,955	50,454	2,947	12,348	927
Total liabilities	126,829	62,324	30,728	20,815	17,933
Net assets applicable to contracts in accumulation period	77,773,245	14,741,189	37,183,416	11,444,939	20,879,001
Net assets applicable to contracts in payment period	—	19,093	265,413	365	—
Net assets applicable to seed money	431	447	—	—	541
Total net assets	$77,773,676	$14,760,729	$37,448,829	$11,445,304	$20,879,542
(1) Investment shares	21,307,856	1,656,647	4,193,598	647,725	2,284,414
(2) Investments, at cost	$88,793,314	$16,224,899	$42,927,622	$19,130,982	$23,533,090

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	13

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$21,069,917	$45,398,735	$22,630,736	$75,303,146	$24,647,273
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,521	3,539	132	11,536	438
Receivable for share redemptions	75,938	47,847	24,005	72,051	50,717
Total assets	21,148,376	45,450,121	22,654,873	75,386,733	24,698,428

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,343	32,876	19,167	64,547	21,349
Contract terminations	57,595	14,971	4,838	7,504	29,368
Payable for investments purchased	2,521	3,539	132	11,536	438
Total liabilities	78,459	51,386	24,137	83,587	51,155
Net assets applicable to contracts in accumulation period	21,069,499	45,346,499	22,630,095	75,302,940	24,646,748
Net assets applicable to contracts in payment period	—	52,236	—	—	—
Net assets applicable to seed money	418	—	641	206	525
Total net assets	$21,069,917	$45,398,735	$22,630,736	$75,303,146	$24,647,273
(1) Investment shares	4,810,483	10,156,317	3,603,620	2,026,457	550,777
(2) Investments, at cost	$26,273,506	$63,528,864	$29,270,185	$51,831,826	$23,548,604

December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Assets
Investments, at fair value(1),(2)	$111,832,827	$53,450,643	$42,260,439	$19,441,798	$66,317,706
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,317	15,724	1,098	1,096	29,383
Receivable for share redemptions	151,793	149,902	36,671	16,506	56,056
Total assets	111,988,937	53,616,269	42,298,208	19,459,400	66,403,145

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	81,727	45,643	36,671	16,506	56,056
Contract terminations	70,066	104,259	—	—	—
Payable for investments purchased	4,317	15,724	1,098	1,096	29,383
Total liabilities	156,110	165,626	37,769	17,602	85,439
Net assets applicable to contracts in accumulation period	111,547,946	53,450,058	42,200,801	19,440,878	66,317,491
Net assets applicable to contracts in payment period	284,881	—	59,446	—	—
Net assets applicable to seed money	—	585	192	920	215
Total net assets	$111,832,827	$53,450,643	$42,260,439	$19,441,798	$66,317,706
(1) Investment shares	1,895,150	936,745	1,246,253	2,074,898	1,484,614
(2) Investments, at cost	$44,056,509	$32,760,214	$31,544,369	$21,226,701	$44,640,985

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Assets
Investments, at fair value(1),(2)	$43,663,617	$29,091,718	$12,556,758	$973,830	$879,405
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,815	99,896	219	—	57
Receivable for share redemptions	47,554	26,776	10,369	708	698
Total assets	43,712,986	29,218,390	12,567,346	974,538	880,160

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,768	24,659	10,369	708	698
Contract terminations	15,786	2,117	—	—	—
Payable for investments purchased	1,815	99,896	219	—	57
Total liabilities	49,369	126,672	10,588	708	755
Net assets applicable to contracts in accumulation period	43,552,631	29,091,245	12,399,071	972,949	878,649
Net assets applicable to contracts in payment period	110,986	—	156,770	—	—
Net assets applicable to seed money	—	473	917	881	756
Total net assets	$43,663,617	$29,091,718	$12,556,758	$973,830	$879,405
(1) Investment shares	960,696	674,044	1,433,420	173,279	52,722
(2) Investments, at cost	$24,642,546	$18,367,255	$14,130,556	$921,891	$826,823

December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$16,054,702	$80,842,234	$507,551,284	$1,892,985	$2,295,218
Dividends receivable	—	568,644	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,548	5,098	60,535	—	902
Receivable for share redemptions	15,492	289,167	589,749	1,550	4,402
Total assets	16,071,742	81,705,143	508,201,568	1,894,535	2,300,522

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,929	60,790	404,534	1,550	1,853
Contract terminations	2,563	228,378	185,215	—	2,549
Payable for investments purchased	1,548	573,741	60,535	—	902
Total liabilities	17,040	862,909	650,284	1,550	5,304
Net assets applicable to contracts in accumulation period	16,038,972	80,485,478	506,828,035	1,892,300	2,294,474
Net assets applicable to contracts in payment period	15,070	345,607	722,410	—	—
Net assets applicable to seed money	660	11,149	839	685	744
Total net assets	$16,054,702	$80,842,234	$507,551,284	$1,892,985	$2,295,218
(1) Investment shares	1,262,162	9,345,923	10,838,165	178,921	93,339
(2) Investments, at cost	$17,051,353	$84,621,157	$373,862,227	$1,813,199	$2,289,061

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	15

Statement of Assets and Liabilities

December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$40,195,370	$96,518,762	$8,689,130	$3,797,974	$7,861,681
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	228	13,336	113	—	312,550
Receivable for share redemptions	51,062	67,760	30,021	3,158	5,855
Total assets	40,246,660	96,599,858	8,719,264	3,801,132	8,180,086

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26,550	66,730	7,326	3,158	5,855
Contract terminations	24,512	1,030	22,695	—	—
Payable for investments purchased	228	13,336	113	—	312,550
Total liabilities	51,290	81,096	30,134	3,158	318,405
Net assets applicable to contracts in accumulation period	39,986,599	95,485,645	8,687,982	3,797,441	7,861,309
Net assets applicable to contracts in payment period	208,771	1,032,443	—	—	—
Net assets applicable to seed money	—	674	1,148	533	372
Total net assets	$40,195,370	$96,518,762	$8,689,130	$3,797,974	$7,861,681
(1) Investment shares	1,506,009	3,695,205	149,838	181,374	726,588
(2) Investments, at cost	$27,030,238	$64,670,051	$7,083,111	$3,317,992	$7,747,940

December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$62,092,008	$337,242,419	$9,498,088	$40,197,551	$162,986,893
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	635	90	23,226	63,314
Receivable for share redemptions	66,328	331,842	8,160	33,787	205,219
Total assets	62,158,336	337,574,896	9,506,338	40,254,564	163,255,426

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,328	252,850	6,254	28,691	130,696
Contract terminations	25,000	78,992	1,906	5,096	74,523
Payable for investments purchased	—	635	90	23,226	63,314
Total liabilities	66,328	332,477	8,250	57,013	268,533
Net assets applicable to contracts in accumulation period	61,240,507	336,043,951	9,410,522	40,011,029	162,604,334
Net assets applicable to contracts in payment period	851,501	1,197,888	87,566	186,522	382,376
Net assets applicable to seed money	—	580	—	—	183
Total net assets	$62,092,008	$337,242,419	$9,498,088	$40,197,551	$162,986,893
(1) Investment shares	1,729,101	9,721,603	369,863	1,575,757	15,747,526
(2) Investments, at cost	$52,549,177	$309,296,275	$7,442,499	$31,394,298	$175,783,450

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$46,208,752	$60,747,282	$6,033,903	$496,473	$62,314,708
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	481	5,559	6,101	91	629
Receivable for share redemptions	52,898	62,007	4,541	386	59,836
Total assets	46,262,131	60,814,848	6,044,545	496,950	62,375,173

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,509	51,201	4,541	386	47,380
Contract terminations	20,389	10,806	—	—	12,456
Payable for investments purchased	481	5,559	6,101	91	629
Total liabilities	53,379	67,566	10,642	477	60,465
Net assets applicable to contracts in accumulation period	46,067,113	60,661,835	6,033,522	495,534	62,259,807
Net assets applicable to contracts in payment period	141,639	84,886	—	—	53,928
Net assets applicable to seed money	—	561	381	939	973
Total net assets	$46,208,752	$60,747,282	$6,033,903	$496,473	$62,314,708
(1) Investment shares	3,681,972	4,277,978	411,309	26,158	4,064,886
(2) Investments, at cost	$60,311,799	$64,859,549	$6,100,937	$468,286	$68,414,198

December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Assets
Investments, at fair value(1),(2)	$114,080,355	$3,128,554	$106,603,285	$9,647,383	$1,078,097
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,360	—	4,012	—	60
Receivable for share redemptions	133,729	7,786	110,563	8,095	828
Total assets	114,217,444	3,136,340	106,717,860	9,655,478	1,078,985

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	87,092	2,541	72,181	8,095	828
Contract terminations	46,637	5,245	38,382	—	—
Payable for investments purchased	3,360	—	4,012	—	60
Total liabilities	137,089	7,786	114,575	8,095	888
Net assets applicable to contracts in accumulation period	113,840,697	3,128,079	105,773,506	9,643,482	1,077,412
Net assets applicable to contracts in payment period	239,145	—	829,779	3,296	—
Net assets applicable to seed money	513	475	—	605	685
Total net assets	$114,080,355	$3,128,554	$106,603,285	$9,647,383	$1,078,097
(1) Investment shares	8,596,862	225,400	6,658,544	1,091,333	121,271
(2) Investments, at cost	$125,289,470	$3,001,656	$102,983,733	$10,014,145	$1,100,583

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	17

Statement of Assets and Liabilities

December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$4,602,374	$1,007,890	$93,869,613	$13,220,081	$41,826,767
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	4	—	77
Receivable for share redemptions	5,804	823	112,624	11,459	54,614
Total assets	4,608,178	1,008,713	93,982,241	13,231,540	41,881,458

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,029	823	64,908	8,671	28,929
Contract terminations	2,775	—	47,716	2,788	25,685
Payable for investments purchased	—	—	4	—	77
Total liabilities	5,804	823	112,628	11,459	54,691
Net assets applicable to contracts in accumulation period	4,583,093	1,007,172	93,023,635	13,195,380	41,825,413
Net assets applicable to contracts in payment period	19,281	—	845,978	24,701	1,354
Net assets applicable to seed money	—	718	—	—	—
Total net assets	$4,602,374	$1,007,890	$93,869,613	$13,220,081	$41,826,767
(1) Investment shares	374,786	83,159	4,806,432	224,221	786,070
(2) Investments, at cost	$4,607,408	$905,417	$77,779,174	$11,594,142	$39,424,514

December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$29,097,573	$95,815,925	$67,843,906	$3,735,421	$15,944,650
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	9,304	19,860	—	2,803	3,286
Receivable for share redemptions	30,661	181,810	72,196	3,062	56,151
Total assets	29,137,538	96,017,595	67,916,102	3,741,286	16,004,087

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	24,085	68,341	67,559	3,062	10,749
Contract terminations	6,576	113,469	4,637	—	45,402
Payable for investments purchased	9,304	19,860	—	2,803	3,286
Total liabilities	39,965	201,670	72,196	5,865	59,437
Net assets applicable to contracts in accumulation period	28,901,861	95,602,334	67,072,751	3,734,755	15,867,368
Net assets applicable to contracts in payment period	195,053	213,269	771,155	—	77,282
Net assets applicable to seed money	659	322	—	666	—
Total net assets	$29,097,573	$95,815,925	$67,843,906	$3,735,421	$15,944,650
(1) Investment shares	3,431,318	4,893,561	2,316,282	658,804	253,855
(2) Investments, at cost	$34,971,792	$77,142,277	$61,745,332	$3,649,522	$18,850,874

See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$10,147,822	$17,682,948	$9,457,235	$38,320,571	$123,101,871
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,301	1,494	142	319	2,135
Receivable for share redemptions	7,753	18,675	9,757	33,953	163,222
Total assets	10,162,876	17,703,117	9,467,134	38,354,843	123,267,228

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,469	12,394	7,687	27,356	96,664
Contract terminations	284	6,281	2,070	6,597	66,558
Payable for investments purchased	7,301	1,494	142	319	2,135
Total liabilities	15,054	20,169	9,899	34,272	165,357
Net assets applicable to contracts in accumulation period	10,147,822	17,546,677	9,403,568	38,213,787	122,897,266
Net assets applicable to contracts in payment period	—	136,271	53,667	106,784	203,286
Net assets applicable to seed money	—	—	—	—	1,319
Total net assets	$10,147,822	$17,682,948	$9,457,235	$38,320,571	$123,101,871
(1) Investment shares	187,888	729,495	394,216	1,144,923	3,467,658
(2) Investments, at cost	$12,683,380	$16,810,415	$9,172,485	$35,287,732	$126,122,745

December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$123,482,676	$32,073,429	$2,298,767	$98,221,068	$24,846,217
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	143,591	4,423	33	18,407	191
Receivable for share redemptions	153,251	40,946	1,803	104,450	23,096
Total assets	123,779,518	32,118,798	2,300,603	98,343,925	24,869,504

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	91,488	23,317	1,801	77,421	16,948
Contract terminations	61,763	17,629	2	27,029	6,148
Payable for investments purchased	143,591	4,423	33	18,407	191
Total liabilities	296,842	45,369	1,836	122,857	23,287
Net assets applicable to contracts in accumulation period	122,693,449	31,863,476	2,285,000	98,040,444	24,795,801
Net assets applicable to contracts in payment period	788,716	209,953	13,767	180,046	50,416
Net assets applicable to seed money	511	—	—	578	—
Total net assets	$123,482,676	$32,073,429	$2,298,767	$98,221,068	$24,846,217
(1) Investment shares	27,937,257	1,348,756	129,362	3,734,641	1,343,039
(2) Investments, at cost	$143,335,596	$34,763,872	$2,839,066	$86,633,938	$24,928,737

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	19

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Assets
Investments, at fair value(1),(2)	$3,407,874	$132,210,386	$14,534,374	$57,033,217	$2,426,944
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	10,369	3,046	23,042	—
Receivable for share redemptions	28,946	111,000	9,469	82,405	2,041
Total assets	3,436,820	132,331,755	14,546,889	57,138,664	2,428,985

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,950	110,133	9,469	45,376	2,041
Contract terminations	25,996	867	—	37,029	—
Payable for investments purchased	—	10,369	3,046	23,042	—
Total liabilities	28,946	121,369	12,515	105,447	2,041
Net assets applicable to contracts in accumulation period	3,406,761	131,735,969	14,480,283	57,032,746	2,424,928
Net assets applicable to contracts in payment period	—	473,335	54,091	—	—
Net assets applicable to seed money	1,113	1,082	—	471	2,016
Total net assets	$3,407,874	$132,210,386	$14,534,374	$57,033,217	$2,426,944
(1) Investment shares	214,872	2,751,517	212,584	5,110,503	57,118
(2) Investments, at cost	$2,989,161	$117,745,082	$12,010,603	$64,295,519	$2,029,927

December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$33,979,779	$20,209,312	$58,985,179	$374,232	$10,001,124
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	2,801	—	—	—
Receivable for share redemptions	32,477	13,863	84,158	284	8,283
Total assets	34,012,256	20,225,976	59,069,337	374,516	10,009,407

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22,795	13,863	47,792	284	8,272
Contract terminations	9,682	—	36,366	—	11
Payable for investments purchased	—	2,801	—	—	—
Total liabilities	32,477	16,664	84,158	284	8,283
Net assets applicable to contracts in accumulation period	33,845,219	20,068,833	58,935,299	372,909	10,000,095
Net assets applicable to contracts in payment period	133,813	139,357	48,105	—	—
Net assets applicable to seed money	747	1,122	1,775	1,323	1,029
Total net assets	$33,979,779	$20,209,312	$58,985,179	$374,232	$10,001,124
(1) Investment shares	2,115,802	504,224	1,369,837	17,966	834,818
(2) Investments, at cost	$23,721,584	$17,570,481	$46,596,049	$355,536	$10,567,718

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Assets
Investments, at fair value(1),(2)	$3,235,814	$8,706,875	$3,818,972	$1,029,350	$2,961,867
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,462	170	—	9,032	—
Receivable for share redemptions	38,711	7,005	4,104	804	2,733
Total assets	3,275,987	8,714,050	3,823,076	1,039,186	2,964,600

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,714	7,005	3,156	804	2,388
Contract terminations	35,997	—	948	—	345
Payable for investments purchased	1,462	170	—	9,032	—
Total liabilities	40,173	7,175	4,104	9,836	2,733
Net assets applicable to contracts in accumulation period	3,235,290	8,706,495	3,818,076	1,028,632	2,961,296
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	524	380	896	718	571
Total net assets	$3,235,814	$8,706,875	$3,818,972	$1,029,350	$2,961,867
(1) Investment shares	313,548	668,218	103,280	64,617	205,258
(2) Investments, at cost	$3,282,447	$8,853,881	$3,339,682	$1,018,232	$2,797,517

December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Assets
Investments, at fair value(1),(2)	$70,050,733	$30,053,230	$1,821,180	$128,926,512	$66,635,644
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,637	755	—	51,451	1,326
Receivable for share redemptions	55,418	33,240	19,825	114,804	145,429
Total assets	70,119,788	30,087,225	1,841,005	129,092,767	66,782,399

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	49,820	20,252	1,565	99,564	54,223
Contract terminations	5,598	12,988	18,260	15,240	91,206
Payable for investments purchased	13,637	755	—	51,451	1,326
Total liabilities	69,055	33,995	19,825	166,255	146,755
Net assets applicable to contracts in accumulation period	70,026,289	29,960,613	1,820,545	128,484,461	66,509,218
Net assets applicable to contracts in payment period	24,444	92,617	—	441,200	125,458
Net assets applicable to seed money	—	—	635	851	968
Total net assets	$70,050,733	$30,053,230	$1,821,180	$128,926,512	$66,635,644
(1) Investment shares	3,169,716	2,975,567	109,512	4,087,714	16,453,245
(2) Investments, at cost	$63,288,509	$42,380,842	$1,717,197	$120,875,531	$140,812,310

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	21

Statement of Assets and Liabilities

December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$12,332,146	$7,413,978	$17,390,450	$8,744,809	$50,062,030
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17	—	—	8,655	2,871
Receivable for share redemptions	21,944	9,491	15,854	7,157	55,942
Total assets	12,354,107	7,423,469	17,406,304	8,760,621	50,120,843

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,162	5,495	13,998	7,157	39,438
Contract terminations	12,782	3,996	1,856	—	16,504
Payable for investments purchased	17	—	—	8,655	2,871
Total liabilities	21,961	9,491	15,854	15,812	58,813
Net assets applicable to contracts in accumulation period	12,287,160	7,402,171	17,388,320	8,742,598	49,582,536
Net assets applicable to contracts in payment period	44,986	11,807	—	1,374	478,689
Net assets applicable to seed money	—	—	2,130	837	805
Total net assets	$12,332,146	$7,413,978	$17,390,450	$8,744,809	$50,062,030
(1) Investment shares	1,635,563	1,031,151	519,273	927,339	5,441,525
(2) Investments, at cost	$14,338,801	$8,821,543	$13,441,904	$8,901,223	$57,824,627

December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Assets
Investments, at fair value(1),(2)	$5,409,018	$60,236,162	$24,464,647	$10,187,942	$2,552,287
Dividends receivable	—	169,541	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8	10,086	11,929	3,117	—
Receivable for share redemptions	13,030	48,745	17,922	7,114	1,979
Total assets	5,422,056	60,464,534	24,494,498	10,198,173	2,554,266

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,755	48,732	16,968	6,986	1,979
Contract terminations	8,275	13	954	128	—
Payable for investments purchased	8	179,627	11,929	3,117	—
Total liabilities	13,038	228,372	29,851	10,231	1,979
Net assets applicable to contracts in accumulation period	5,406,080	60,220,890	24,425,513	10,175,689	2,551,592
Net assets applicable to contracts in payment period	2,056	—	38,635	12,253	—
Net assets applicable to seed money	882	15,272	499	—	695
Total net assets	$5,409,018	$60,236,162	$24,464,647	$10,187,942	$2,552,287
(1) Investment shares	575,427	6,561,673	1,508,301	667,187	217,031
(2) Investments, at cost	$6,476,106	$68,215,780	$22,807,130	$9,178,276	$2,325,984

See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$7,146,579	$1,670,527	$77,571,550	$35,480,818	$10,731,149
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,756	—	—	—	—
Receivable for share redemptions	5,918	1,175	78,703	39,704	30,506
Total assets	7,155,253	1,671,702	77,650,253	35,520,522	10,761,655

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,584	1,175	77,279	24,053	7,116
Contract terminations	334	—	1,424	15,651	23,390
Payable for investments purchased	2,756	—	—	—	—
Total liabilities	8,674	1,175	78,703	39,704	30,506
Net assets applicable to contracts in accumulation period	7,145,888	1,669,551	77,118,813	35,378,944	10,673,829
Net assets applicable to contracts in payment period	—	—	452,737	100,530	57,320
Net assets applicable to seed money	691	976	—	1,344	—
Total net assets	$7,146,579	$1,670,527	$77,571,550	$35,480,818	$10,731,149
(1) Investment shares	247,973	113,026	1,875,068	895,980	1,170,245
(2) Investments, at cost	$6,582,615	$1,436,864	$58,010,897	$28,047,699	$10,585,215

December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$17,501,655	$11,134,674	$29,906,295	$789,147,191	$431,463,909
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	467	—	101	23,436	45,702
Receivable for share redemptions	22,476	24,115	26,781	643,802	486,250
Total assets	17,524,598	11,158,789	29,933,177	789,814,429	431,995,861

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,519	7,381	25,542	621,933	316,921
Contract terminations	7,957	16,734	1,239	21,869	169,329
Payable for investments purchased	467	—	101	23,436	45,702
Total liabilities	22,943	24,115	26,882	667,238	531,952
Net assets applicable to contracts in accumulation period	17,501,173	10,969,862	29,905,036	787,584,679	431,463,909
Net assets applicable to contracts in payment period	—	164,812	—	1,562,342	—
Net assets applicable to seed money	482	—	1,259	170	—
Total net assets	$17,501,655	$11,134,674	$29,906,295	$789,147,191	$431,463,909
(1) Investment shares	1,363,057	478,499	3,568,770	28,073,539	15,327,315
(2) Investments, at cost	$21,364,421	$8,058,363	$30,386,202	$457,221,560	$181,280,999

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	23

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$438,601,943	$289,934,607	$232,533,725	$366,202,892	$526,282,938
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	3,564	16,644	49,959
Receivable for share redemptions	439,619	411,899	181,851	345,137	577,379
Total assets	439,041,562	290,346,506	232,719,140	366,564,673	526,910,276

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	357,520	223,995	181,567	285,049	420,673
Contract terminations	82,099	187,904	284	60,088	156,706
Payable for investments purchased	—	—	3,564	16,644	49,959
Total liabilities	439,619	411,899	185,415	361,781	627,338
Net assets applicable to contracts in accumulation period	438,122,886	289,934,552	232,481,379	365,945,244	526,131,258
Net assets applicable to contracts in payment period	478,948	—	52,100	257,358	151,446
Net assets applicable to seed money	109	55	246	290	234
Total net assets	$438,601,943	$289,934,607	$232,533,725	$366,202,892	$526,282,938
(1) Investment shares	28,517,682	18,863,670	18,396,655	25,971,836	41,277,093
(2) Investments, at cost	$400,545,189	$238,666,984	$203,299,980	$311,236,723	$498,155,376

December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$1,086,575,070	$10,404,576,946	$11,297,786,998	$6,534,930,320	$4,944,758,929
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	25	208,175	1,362	131
Receivable for share redemptions	1,073,991	10,562,787	11,563,452	6,179,783	5,192,802
Total assets	1,087,649,061	10,415,139,758	11,309,558,625	6,541,111,465	4,949,951,862

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	872,656	8,120,757	8,974,737	5,156,984	3,709,465
Contract terminations	201,335	2,442,030	2,588,715	1,022,799	1,483,337
Payable for investments purchased	—	25	208,175	1,362	131
Total liabilities	1,073,991	10,562,812	11,771,627	6,181,145	5,192,933
Net assets applicable to contracts in accumulation period	1,086,261,505	10,403,549,647	11,296,938,962	6,530,477,970	4,944,758,929
Net assets applicable to contracts in payment period	313,441	1,027,167	847,858	4,452,267	—
Net assets applicable to seed money	124	132	178	83	—
Total net assets	$1,086,575,070	$10,404,576,946	$11,297,786,998	$6,534,930,320	$4,944,758,929
(1) Investment shares	77,007,446	604,917,264	660,303,156	304,800,854	230,310,150
(2) Investments, at cost	$896,812,785	$7,352,583,537	$7,798,025,826	$3,898,152,382	$2,353,290,718

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$2,117,397,386	$1,308,145,490	$1,021,213,769	$807,956,716	$15,773,247
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	301,277	5,088	10,066	—	884
Receivable for share redemptions	2,057,495	1,805,126	1,947,950	792,897	113,503
Total assets	2,119,756,158	1,309,955,704	1,023,171,785	808,749,613	15,887,634

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,676,721	966,580	830,659	621,519	13,358
Contract terminations	380,774	838,546	1,117,291	171,378	100,145
Payable for investments purchased	301,277	5,088	10,066	—	884
Total liabilities	2,358,772	1,810,214	1,958,016	792,897	114,387
Net assets applicable to contracts in accumulation period	2,116,201,775	1,308,145,490	1,020,020,089	807,956,716	15,772,657
Net assets applicable to contracts in payment period	1,195,511	—	1,193,605	—	—
Net assets applicable to seed money	100	—	75	—	590
Total net assets	$2,117,397,386	$1,308,145,490	$1,021,213,769	$807,956,716	$15,773,247
(1) Investment shares	86,248,366	53,198,271	56,420,650	44,564,629	1,629,468
(2) Investments, at cost	$1,149,151,797	$563,282,810	$757,572,684	$492,465,408	$17,090,592

December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$11,487,951	$18,291,878	$20,031,016	$33,811,881	$24,464,590
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	90	—	915	4,855	1,756
Receivable for share redemptions	27,172	20,214	23,598	29,929	20,953
Total assets	11,515,213	18,312,092	20,055,529	33,846,665	24,487,299

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,258	13,329	16,743	28,352	20,953
Contract terminations	16,914	6,885	6,855	1,577	—
Payable for investments purchased	90	—	915	4,855	1,756
Total liabilities	27,262	20,214	24,513	34,784	22,709
Net assets applicable to contracts in accumulation period	11,487,489	18,270,781	20,030,243	33,811,198	24,463,559
Net assets applicable to contracts in payment period	—	21,097	—	—	—
Net assets applicable to seed money	462	—	773	683	1,031
Total net assets	$11,487,951	$18,291,878	$20,031,016	$33,811,881	$24,464,590
(1) Investment shares	318,579	499,369	1,983,269	2,979,020	2,448,908
(2) Investments, at cost	$6,083,023	$6,275,531	$20,736,106	$35,142,579	$23,495,691
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	25

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$15,824,016	$11,215,912	$47,500,341	$301,739,189	$3,678,127,818
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,960	350	1,441	14,767	200
Receivable for share redemptions	14,238	11,869	35,396	254,778	3,957,694
Total assets	15,840,214	11,228,131	47,537,178	302,008,734	3,682,085,712

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,225	9,407	32,604	243,160	2,877,691
Contract terminations	1,013	2,462	2,792	11,618	1,080,003
Payable for investments purchased	1,960	350	1,441	14,767	200
Total liabilities	16,198	12,219	36,837	269,545	3,957,894
Net assets applicable to contracts in accumulation period	15,823,673	11,215,578	47,251,301	301,607,609	3,678,127,656
Net assets applicable to contracts in payment period	—	—	249,040	131,230	—
Net assets applicable to seed money	343	334	—	350	162
Total net assets	$15,824,016	$11,215,912	$47,500,341	$301,739,189	$3,678,127,818
(1) Investment shares	563,734	318,815	1,327,938	22,721,324	226,068,090
(2) Investments, at cost	$15,136,490	$9,460,865	$20,749,793	$273,595,289	$2,886,116,240

December 31, 2023 (continued)		VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)		$1,861,012,185	$159,428,826	$104,635,291	$10,680,692
Dividends receivable		—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments		—	11,573	6,574	403
Receivable for share redemptions		1,649,279	169,564	143,956	10,140
Total assets		1,862,661,464	159,609,963	104,785,821	10,691,235

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee		1,470,578	111,404	74,360	8,933
Contract terminations		178,701	58,160	69,596	1,207
Payable for investments purchased		—	11,573	6,574	403
Total liabilities		1,649,279	181,137	150,530	10,543
Net assets applicable to contracts in accumulation period		1,860,757,249	158,824,707	104,278,288	10,679,787
Net assets applicable to contracts in payment period		254,829	603,564	356,482	—
Net assets applicable to seed money		107	555	521	905
Total net assets		$1,861,012,185	$159,428,826	$104,635,291	$10,680,692
(1) Investment shares		125,914,221	11,960,152	5,134,214	1,706,181
(2) Investments, at cost		$1,515,318,824	$240,425,016	$127,523,385	$12,292,079

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$54,970	$454,012	$—	$910,211	$2,279
Variable account expenses	97,742	593,031	1,414,556	628,122	79,325
Investment income (loss) — net	(42,772)	(139,019)	(1,414,556)	282,089	(77,046)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	922,130	10,125,690	15,226,795	10,418,637	1,932,073
Cost of investments sold	1,228,346	10,763,956	14,712,270	9,576,845	2,026,268
Net realized gain (loss) on sales of investments	(306,216)	(638,266)	514,525	841,792	(94,195)
Distributions from capital gains	—	—	9,601,713	5,749,453	491,452
Net change in unrealized appreciation (depreciation) of investments	1,397,043	9,490,109	28,535,914	339,453	896,591
Net gain (loss) on investments	1,090,827	8,851,843	38,652,152	6,930,698	1,293,848
Net increase (decrease) in net assets resulting from operations	$1,048,055	$8,712,824	$37,237,596	$7,212,787	$1,216,802

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$184,311	$310,653	$—	$—	$1,286,628
Variable account expenses	163,457	195,451	381,183	714,791	440,093
Investment income (loss) — net	20,854	115,202	(381,183)	(714,791)	846,535

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,678,487	3,803,522	7,995,240	9,148,638	7,411,272
Cost of investments sold	1,585,322	5,648,597	7,557,482	11,891,156	6,785,412
Net realized gain (loss) on sales of investments	93,165	(1,845,075)	437,758	(2,742,518)	625,860
Distributions from capital gains	596,791	—	3,344,437	—	460,878
Net change in unrealized appreciation (depreciation) of investments	2,098,481	4,658,242	5,669,137	5,629,395	3,099,501
Net gain (loss) on investments	2,788,437	2,813,167	9,451,332	2,886,877	4,186,239
Net increase (decrease) in net assets resulting from operations	$2,809,291	$2,928,369	$9,070,149	$2,172,086	$5,032,774

Year ended December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Investment income
Dividend income	$88,917	$208,479	$841,072	$—	$656,214
Variable account expenses	53,193	147,697	366,155	411,069	230,106
Investment income (loss) — net	35,724	60,782	474,917	(411,069)	426,108

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	953,766	2,516,026	6,062,199	6,693,098	4,061,065
Cost of investments sold	933,487	2,369,767	6,053,589	5,795,357	3,006,101
Net realized gain (loss) on sales of investments	20,279	146,259	8,610	897,741	1,054,964
Distributions from capital gains	—	—	4,394,110	3,191,809	2,208,136
Net change in unrealized appreciation (depreciation) of investments	637,186	1,605,932	(3,054,694)	11,444,649	(1,535,533)
Net gain (loss) on investments	657,465	1,752,191	1,348,026	15,534,199	1,727,567
Net increase (decrease) in net assets resulting from operations	$693,189	$1,812,973	$1,822,943	$15,123,130	$2,153,675

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	27

Statement of Operations

Year ended December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Investment income
Dividend income	$3,919,894	$29,765	$1,802,527	$1,669	$74,531
Variable account expenses	1,718,175	9,825	761,778	10,946	17,214
Investment income (loss) — net	2,201,719	19,940	1,040,749	(9,277)	57,317

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,145,112	135,082	11,005,406	395,316	53,376
Cost of investments sold	22,321,967	132,075	12,940,591	396,347	49,334
Net realized gain (loss) on sales of investments	4,823,145	3,007	(1,935,185)	(1,031)	4,042
Distributions from capital gains	13,950,631	—	—	37,378	—
Net change in unrealized appreciation (depreciation) of investments	(7,586,110)	185,143	8,671,687	271,121	233,727
Net gain (loss) on investments	11,187,666	188,150	6,736,502	307,468	237,769
Net increase (decrease) in net assets resulting from operations	$13,389,385	$208,090	$7,777,251	$298,191	$295,086

Year ended December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$22,674	$33,429	$18,419	$314,359	$—
Variable account expenses	50,211	25,782	9,247	171,574	143,111
Investment income (loss) — net	(27,537)	7,647	9,172	142,785	(143,111)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	997,898	245,879	330,987	1,871,729	2,107,541
Cost of investments sold	901,998	237,983	305,136	1,741,497	2,230,170
Net realized gain (loss) on sales of investments	95,900	7,896	25,851	130,232	(122,629)
Distributions from capital gains	—	2,130	4,412	75,306	—
Net change in unrealized appreciation (depreciation) of investments	1,749,799	490,183	112,070	2,608,800	1,304,291
Net gain (loss) on investments	1,845,699	500,209	142,333	2,814,338	1,181,662
Net increase (decrease) in net assets resulting from operations	$1,818,162	$507,856	$151,505	$2,957,123	$1,038,551

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$4,051,325	$—	$—
Variable account expenses	791,699	5,444,996	205,219	1,344,992	504,030
Investment income (loss) — net	(791,699)	(5,444,996)	3,846,106	(1,344,992)	(504,030)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,986,199	57,590,205	8,885,733	16,138,494	5,495,543
Cost of investments sold	5,903,593	35,644,242	11,481,895	9,749,011	3,722,111
Net realized gain (loss) on sales of investments	82,606	21,945,963	(2,596,162)	6,389,483	1,773,432
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,887,453	79,330,762	(3,114,290)	29,564,955	8,186,059
Net gain (loss) on investments	14,970,059	101,276,725	(5,710,452)	35,954,438	9,959,491
Net increase (decrease) in net assets resulting from operations	$14,178,360	$95,831,729	$(1,864,346)	$34,609,446	$9,455,461

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$485,448	$—
Variable account expenses	3,237,851	1,065,647	3,457,822	94,047	508,896
Investment income (loss) — net	(3,237,851)	(1,065,647)	(3,457,822)	391,401	(508,896)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,360,823	16,126,610	52,267,661	1,703,700	6,596,253
Cost of investments sold	11,179,511	12,208,363	19,419,846	2,070,341	10,563,181
Net realized gain (loss) on sales of investments	24,181,312	3,918,247	32,847,815	(366,641)	(3,966,928)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,614,003	676,601	(16,011,654)	763,166	8,149,960
Net gain (loss) on investments	69,795,315	4,594,848	16,836,161	396,525	4,183,032
Net increase (decrease) in net assets resulting from operations	$66,557,464	$3,529,201	$13,378,339	$787,926	$3,674,136

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$266,343	$1,455,892	$6,447,095	$5,719,452
Variable account expenses	678,552	93,975	418,395	1,584,496	1,207,157
Investment income (loss) — net	(678,552)	172,368	1,037,497	4,862,599	4,512,295

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,446,847	1,836,365	6,531,763	52,182,115	40,851,829
Cost of investments sold	14,711,509	2,224,067	8,808,107	52,182,115	40,851,410
Net realized gain (loss) on sales of investments	(4,264,662)	(387,702)	(2,276,344)	—	419
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,447,293	908,374	4,963,138	—	(420)
Net gain (loss) on investments	6,182,631	520,672	2,686,794	—	(1)
Net increase (decrease) in net assets resulting from operations	$5,504,079	$693,040	$3,724,291	$4,862,599	$4,512,294

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$2,409,052	$6,200,862	$1,254,370	$3,614,099	$1,362,498
Variable account expenses	484,865	1,090,390	275,853	663,094	681,345
Investment income (loss) — net	1,924,187	5,110,472	978,517	2,951,005	681,153

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,998,554	17,658,566	4,544,963	11,306,729	7,525,650
Cost of investments sold	7,874,330	19,787,550	5,512,094	14,722,103	9,190,609
Net realized gain (loss) on sales of investments	(875,776)	(2,128,984)	(967,131)	(3,415,374)	(1,664,959)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,632,652	9,098,448	2,490,309	7,599,261	4,173,473
Net gain (loss) on investments	2,756,876	6,969,464	1,523,178	4,183,887	2,508,514
Net increase (decrease) in net assets resulting from operations	$4,681,063	$12,079,936	$2,501,695	$7,134,892	$3,189,667

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	29

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$4,783,856	$—	$—	$—	$—
Variable account expenses	2,013,490	1,056,639	1,019,465	787,071	5,020,592
Investment income (loss) — net	2,770,366	(1,056,639)	(1,019,465)	(787,071)	(5,020,592)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	26,932,970	10,501,813	15,654,922	8,601,180	57,902,766
Cost of investments sold	33,666,815	7,226,187	5,418,207	8,156,732	29,713,698
Net realized gain (loss) on sales of investments	(6,733,845)	3,275,626	10,236,715	444,448	28,189,068
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,703,622	30,221,654	31,197,193	16,562,383	84,517,870
Net gain (loss) on investments	7,969,777	33,497,280	41,433,908	17,006,831	112,706,938
Net increase (decrease) in net assets resulting from operations	$10,740,143	$32,440,641	$40,414,443	$16,219,760	$107,686,346

Year ended December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Investment income
Dividend income	$2,317,277	$417,479	$554,506	$915,796	$—
Variable account expenses	776,473	128,606	356,640	512,676	14,816
Investment income (loss) — net	1,540,804	288,873	197,866	403,120	(14,816)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,010,166	2,083,016	4,189,817	6,673,206	145,760
Cost of investments sold	19,590,356	2,739,182	4,497,334	6,567,761	138,672
Net realized gain (loss) on sales of investments	(580,190)	(656,166)	(307,517)	105,445	7,088
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,121,161	1,041,022	4,593,937	6,185,469	338,025
Net gain (loss) on investments	2,540,971	384,856	4,286,420	6,290,914	345,113
Net increase (decrease) in net assets resulting from operations	$4,081,775	$673,729	$4,484,286	$6,694,034	$330,297

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	686,465	422,767	338,266	644,134	434,064
Investment income (loss) — net	(686,465)	(422,767)	(338,266)	(644,134)	(434,064)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,154,663	11,807,353	4,530,486	7,144,021	7,069,689
Cost of investments sold	9,160,184	8,366,406	3,743,555	2,923,231	5,237,534
Net realized gain (loss) on sales of investments	1,994,479	3,440,947	786,931	4,220,790	1,832,155
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,172,383	(1,355,268)	6,090,493	9,953,036	2,010,687
Net gain (loss) on investments	3,166,862	2,085,679	6,877,424	14,173,826	3,842,842
Net increase (decrease) in net assets resulting from operations	$2,480,397	$1,662,912	$6,539,158	$13,529,692	$3,408,778

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$4,435
Variable account expenses	369,973	263,665	252,646	35,305	9,626
Investment income (loss) — net	(369,973)	(263,665)	(252,646)	(35,305)	(5,191)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,238,833	3,548,766	4,363,389	658,504	190,263
Cost of investments sold	3,319,711	3,001,749	2,343,866	618,747	194,084
Net realized gain (loss) on sales of investments	3,919,122	547,017	2,019,523	39,757	(3,821)
Distributions from capital gains	—	—	—	184,896	75,545
Net change in unrealized appreciation (depreciation) of investments	(118,438)	2,309,135	1,484,165	959,926	151,062
Net gain (loss) on investments	3,800,684	2,856,152	3,503,688	1,184,579	222,786
Net increase (decrease) in net assets resulting from operations	$3,430,711	$2,592,487	$3,251,042	$1,149,274	$217,595

Year ended December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$2,554,235	$372,875	$1,041,418	$2,830,642	$576,586
Variable account expenses	808,464	150,948	353,942	121,600	192,949
Investment income (loss) — net	1,745,771	221,927	687,476	2,709,042	383,637

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,134,701	3,697,531	6,974,688	3,018,079	2,038,109
Cost of investments sold	13,343,187	4,293,372	8,314,461	4,775,740	2,393,596
Net realized gain (loss) on sales of investments	(2,208,486)	(595,841)	(1,339,773)	(1,757,661)	(355,487)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,175,243	998,723	2,277,490	(2,383,804)	784,078
Net gain (loss) on investments	3,966,757	402,882	937,717	(4,141,465)	428,591
Net increase (decrease) in net assets resulting from operations	$5,712,528	$624,809	$1,625,193	$(1,432,423)	$812,228

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Investment income
Dividend income	$2,069,332	$4,305,014	$393,669	$—	$—
Variable account expenses	251,286	443,267	237,744	784,311	251,861
Investment income (loss) — net	1,818,046	3,861,747	155,925	(784,311)	(251,861)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,479,288	10,095,150	4,926,175	10,424,183	4,139,555
Cost of investments sold	8,128,186	14,153,534	6,891,790	7,480,680	4,454,449
Net realized gain (loss) on sales of investments	(1,648,898)	(4,058,384)	(1,965,615)	2,943,503	(314,894)
Distributions from capital gains	—	—	1,517,497	—	—
Net change in unrealized appreciation (depreciation) of investments	376,933	1,532,624	2,830,171	2,590,017	6,370,301
Net gain (loss) on investments	(1,271,965)	(2,525,760)	2,382,053	5,533,520	6,055,407
Net increase (decrease) in net assets resulting from operations	$546,081	$1,335,987	$2,537,978	$4,749,209	$5,803,546

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	31

Statement of Operations

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$412,769	$—
Variable account expenses	933,840	495,656	446,647	192,797	672,519
Investment income (loss) — net	(933,840)	(495,656)	(446,647)	219,972	(672,519)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,693,154	5,740,358	6,892,842	2,521,718	10,414,819
Cost of investments sold	7,196,884	4,042,937	5,548,142	2,860,772	7,380,979
Net realized gain (loss) on sales of investments	8,496,270	1,697,421	1,344,700	(339,054)	3,033,840
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	25,393,171	13,447,982	2,280,216	885,623	2,848,490
Net gain (loss) on investments	33,889,441	15,145,403	3,624,916	546,569	5,882,330
Net increase (decrease) in net assets resulting from operations	$32,955,601	$14,649,747	$3,178,269	$766,541	$5,209,811

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Investment income
Dividend income	$—	$—	$256,670	$37,729	$5,873
Variable account expenses	394,615	273,636	131,084	5,866	5,739
Investment income (loss) — net	(394,615)	(273,636)	125,586	31,863	134

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,656,333	3,264,726	2,301,827	17,625	61,559
Cost of investments sold	4,015,966	2,234,460	2,772,738	17,825	56,964
Net realized gain (loss) on sales of investments	2,640,367	1,030,266	(470,911)	(200)	4,595
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,327,813	4,752,196	1,835,419	49,842	56,561
Net gain (loss) on investments	3,968,180	5,782,462	1,364,508	49,642	61,156
Net increase (decrease) in net assets resulting from operations	$3,573,565	$5,508,826	$1,490,094	$81,505	$61,290

Year ended December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Investment income
Dividend income	$1,117,119	$6,695,934	$1,207,512	$34,563	$45,341
Variable account expenses	170,394	769,624	4,680,720	13,720	16,892
Investment income (loss) — net	946,725	5,926,310	(3,473,208)	20,843	28,449

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,777,923	16,514,522	61,358,217	194,312	175,080
Cost of investments sold	4,176,601	17,573,549	49,027,785	191,976	175,073
Net realized gain (loss) on sales of investments	(398,678)	(1,059,027)	12,330,432	2,336	7
Distributions from capital gains	158,371	—	17,074,886	—	—
Net change in unrealized appreciation (depreciation) of investments	22,619	3,070,864	101,779,074	71,236	(11,655)
Net gain (loss) on investments	(217,688)	2,011,837	131,184,392	73,572	(11,648)
Net increase (decrease) in net assets resulting from operations	$729,037	$7,938,147	$127,711,184	$94,415	$16,801

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$603,170	$1,354,196	$—	$5,243	$172,894
Variable account expenses	322,626	783,336	58,076	22,805	39,881
Investment income (loss) — net	280,544	570,860	(58,076)	(17,562)	133,013

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,413,031	8,535,978	675,007	386,554	762,346
Cost of investments sold	3,005,448	5,712,160	591,425	362,490	780,489
Net realized gain (loss) on sales of investments	1,407,583	2,823,818	83,582	24,064	(18,143)
Distributions from capital gains	1,452,803	3,550,988	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,153,308	7,618,714	1,717,462	470,802	135,010
Net gain (loss) on investments	6,013,694	13,993,520	1,801,044	494,866	116,867
Net increase (decrease) in net assets resulting from operations	$6,294,238	$14,564,380	$1,742,968	$477,304	$249,880

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$302,165	$1,234,636	$85,103	$303,225	$6,802,000
Variable account expenses	508,569	3,054,020	74,902	342,018	1,551,471
Investment income (loss) — net	(206,404)	(1,819,384)	10,201	(38,793)	5,250,529

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,134,679	36,620,200	987,951	4,544,109	18,112,862
Cost of investments sold	6,381,394	35,482,409	827,377	3,817,276	19,983,898
Net realized gain (loss) on sales of investments	753,285	1,137,791	160,574	726,833	(1,871,036)
Distributions from capital gains	1,645,337	9,229,636	23,844	101,596	—
Net change in unrealized appreciation (depreciation) of investments	5,763,765	33,456,630	1,384,535	5,812,355	8,724,166
Net gain (loss) on investments	8,162,387	43,824,057	1,568,953	6,640,784	6,853,130
Net increase (decrease) in net assets resulting from operations	$7,955,983	$42,004,673	$1,579,154	$6,601,991	$12,103,659

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$1,321,166	$3,085,484	$201,427	$9,858	$1,125,484
Variable account expenses	406,254	635,120	41,789	3,447	578,569
Investment income (loss) — net	914,912	2,450,364	159,638	6,411	546,915

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,400,623	10,413,549	844,336	6,818	7,389,108
Cost of investments sold	10,385,734	11,318,170	880,966	6,630	8,254,089
Net realized gain (loss) on sales of investments	(2,985,111)	(904,621)	(36,630)	188	(864,981)
Distributions from capital gains	—	3,740,594	248,183	22,719	5,180,275
Net change in unrealized appreciation (depreciation) of investments	6,568,447	(1,010,665)	(53,868)	28,654	2,218,631
Net gain (loss) on investments	3,583,336	1,825,308	157,685	51,561	6,533,925
Net increase (decrease) in net assets resulting from operations	$4,498,248	$4,275,672	$317,323	$57,972	$7,080,840

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	33

Statement of Operations

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Investment income
Dividend income	$580,458	$8,930	$1,034,945	$604,630	$68,690
Variable account expenses	1,068,234	22,102	884,053	99,369	7,117
Investment income (loss) — net	(487,776)	(13,172)	150,892	505,261	61,573

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,225,441	365,367	11,932,731	1,245,327	81,127
Cost of investments sold	17,987,288	379,554	12,137,120	1,280,792	81,758
Net realized gain (loss) on sales of investments	(2,761,847)	(14,187)	(204,389)	(35,465)	(631)
Distributions from capital gains	6,292,755	112,914	2,549,056	—	—
Net change in unrealized appreciation (depreciation) of investments	9,177,480	197,295	7,840,328	116,023	(8,404)
Net gain (loss) on investments	12,708,388	296,022	10,184,995	80,558	(9,035)
Net increase (decrease) in net assets resulting from operations	$12,220,612	$282,850	$10,335,887	$585,819	$52,538

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$43,571	$7,187	$603,223	$—	$—
Variable account expenses	36,443	5,887	781,977	99,018	336,176
Investment income (loss) — net	7,128	1,300	(178,754)	(99,018)	(336,176)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	575,490	58,055	11,940,799	1,293,643	6,767,911
Cost of investments sold	634,611	54,473	10,965,915	1,313,958	7,259,169
Net realized gain (loss) on sales of investments	(59,121)	3,582	974,884	(20,315)	(491,258)
Distributions from capital gains	—	—	—	264,510	927,174
Net change in unrealized appreciation (depreciation) of investments	788,875	120,930	17,585,883	3,787,309	12,561,760
Net gain (loss) on investments	729,754	124,512	18,560,767	4,031,504	12,997,676
Net increase (decrease) in net assets resulting from operations	$736,882	$125,812	$18,382,013	$3,932,486	$12,661,500

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$—	$1,453,042	$472,677	$68,890	$—
Variable account expenses	318,742	842,043	815,516	19,028	132,483
Investment income (loss) — net	(318,742)	610,999	(342,839)	49,862	(132,483)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,862,902	15,512,868	6,680,223	124,591	1,757,613
Cost of investments sold	9,998,507	12,001,141	6,526,426	125,299	2,238,263
Net realized gain (loss) on sales of investments	(2,135,605)	3,511,727	153,797	(708)	(480,650)
Distributions from capital gains	—	10,464,407	1,525,363	—	—
Net change in unrealized appreciation (depreciation) of investments	3,975,794	(4,788,714)	11,415,882	92,712	2,403,706
Net gain (loss) on investments	1,840,189	9,187,420	13,095,042	92,004	1,923,056
Net increase (decrease) in net assets resulting from operations	$1,521,447	$9,798,419	$12,752,203	$141,866	$1,790,573

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Investment income
Dividend income	$—	$350,685	$167,943	$—	$—
Variable account expenses	92,024	156,647	100,162	338,583	1,133,806
Investment income (loss) — net	(92,024)	194,038	67,781	(338,583)	(1,133,806)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,450,725	3,190,665	2,287,162	5,370,213	16,650,696
Cost of investments sold	1,963,239	3,003,778	2,217,111	5,356,524	17,848,784
Net realized gain (loss) on sales of investments	(512,514)	186,887	70,051	13,689	(1,198,088)
Distributions from capital gains	—	1,444,228	797,691	27,829	13,436,243
Net change in unrealized appreciation (depreciation) of investments	1,720,511	(478,989)	(235,363)	6,143,135	21,378,963
Net gain (loss) on investments	1,207,997	1,152,126	632,379	6,184,653	33,617,118
Net increase (decrease) in net assets resulting from operations	$1,115,973	$1,346,164	$700,160	$5,846,070	$32,483,312

Year ended December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$—	$10,836	$849,644	$—
Variable account expenses	1,150,235	302,952	22,443	891,803	190,627
Investment income (loss) — net	(1,150,235)	(302,952)	(11,607)	(42,159)	(190,627)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,187,968	6,223,227	867,043	9,609,941	3,586,129
Cost of investments sold	20,995,066	7,088,546	1,118,085	9,380,262	4,289,372
Net realized gain (loss) on sales of investments	(3,807,098)	(865,319)	(251,042)	229,679	(703,243)
Distributions from capital gains	—	—	154,713	—	—
Net change in unrealized appreciation (depreciation) of investments	14,001,482	1,636,808	561,374	13,919,391	9,090,869
Net gain (loss) on investments	10,194,384	771,489	465,045	14,149,070	8,387,626
Net increase (decrease) in net assets resulting from operations	$9,044,149	$468,537	$453,438	$14,106,911	$8,196,999

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Investment income
Dividend income	$—	$2,225,103	$12,696	$2,004,469	$2,673
Variable account expenses	19,311	1,288,876	116,592	543,980	14,752
Investment income (loss) — net	(19,311)	936,227	(103,896)	1,460,489	(12,079)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	168,977	15,139,862	1,705,730	7,236,904	116,302
Cost of investments sold	164,919	14,313,273	1,474,121	8,395,131	103,335
Net realized gain (loss) on sales of investments	4,058	826,589	231,609	(1,158,227)	12,967
Distributions from capital gains	—	—	1,082,670	—	—
Net change in unrealized appreciation (depreciation) of investments	654,579	14,202,594	988,480	1,897,360	411,040
Net gain (loss) on investments	658,637	15,029,183	2,302,759	739,133	424,007
Net increase (decrease) in net assets resulting from operations	$639,326	$15,965,410	$2,198,863	$2,199,622	$411,928

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	35

Statement of Operations

Year ended December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$—	$283,733	$31,866	$12,395	$—
Variable account expenses	239,033	169,148	525,005	1,724	116,244
Investment income (loss) — net	(239,033)	114,585	(493,139)	10,671	(116,244)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,054,509	2,872,753	8,893,858	48,188	3,147,620
Cost of investments sold	2,531,564	2,560,881	7,870,316	47,663	3,486,339
Net realized gain (loss) on sales of investments	522,945	311,872	1,023,542	525	(338,719)
Distributions from capital gains	—	—	—	—	609,672
Net change in unrealized appreciation (depreciation) of investments	11,337,753	1,379,979	17,126,752	19,309	812,664
Net gain (loss) on investments	11,860,698	1,691,851	18,150,294	19,834	1,083,617
Net increase (decrease) in net assets resulting from operations	$11,621,665	$1,806,436	$17,657,155	$30,505	$967,373

Year ended December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl(1)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Investment income
Dividend income	$161,147	$388,382	$23,532	$3,930	$17,929
Variable account expenses	20,932	59,142	23,600	7,250	16,318
Investment income (loss) — net	140,215	329,240	(68)	(3,320)	1,611

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	422,146	919,231	134,005	137,215	409,163
Cost of investments sold	418,929	916,155	126,733	149,649	425,848
Net realized gain (loss) on sales of investments	3,217	3,076	7,272	(12,434)	(16,685)
Distributions from capital gains	—	—	16,823	50,027	62,895
Net change in unrealized appreciation (depreciation) of investments	954	(85,833)	479,290	51,704	138,423
Net gain (loss) on investments	4,171	(82,757)	503,385	89,297	184,633
Net increase (decrease) in net assets resulting from operations	$144,386	$246,483	$503,317	$85,977	$186,244

(1) For the period April 28, 2023 (commencement of operations) to December 31, 2023.

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Investment income
Dividend income	$32,518	$—	$12,145	$4,563,407	$—
Variable account expenses	602,477	249,386	13,088	1,334,983	592,822
Investment income (loss) — net	(569,959)	(249,386)	(943)	3,228,424	(592,822)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,032,878	3,124,448	117,970	24,996,148	8,966,266
Cost of investments sold	9,677,278	4,718,068	114,595	22,541,933	23,070,705
Net realized gain (loss) on sales of investments	355,600	(1,593,620)	3,375	2,454,215	(14,104,439)
Distributions from capital gains	3,515,571	—	—	7,654,458	—
Net change in unrealized appreciation (depreciation) of investments	10,417,133	5,499,874	106,861	(18,558,050)	35,215,699
Net gain (loss) on investments	14,288,304	3,906,254	110,236	(8,449,377)	21,111,260
Net increase (decrease) in net assets resulting from operations	$13,718,345	$3,656,868	$109,293	$(5,220,953)	$20,518,438

See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$236,699	$3,450	$11,845	$—	$1,430,028
Variable account expenses	113,205	70,459	155,008	83,720	502,412
Investment income (loss) — net	123,494	(67,009)	(143,163)	(83,720)	927,616

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,932,781	1,494,557	2,088,276	1,819,008	7,534,297
Cost of investments sold	2,425,056	1,886,462	1,817,763	1,968,893	9,030,625
Net realized gain (loss) on sales of investments	(492,275)	(391,905)	270,513	(149,885)	(1,496,328)
Distributions from capital gains	—	—	248,900	—	—
Net change in unrealized appreciation (depreciation) of investments	1,457,208	1,341,067	3,126,696	1,279,047	3,939,797
Net gain (loss) on investments	964,933	949,162	3,646,109	1,129,162	2,443,469
Net increase (decrease) in net assets resulting from operations	$1,088,427	$882,153	$3,502,946	$1,045,442	$3,371,085

Year ended December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Investment income
Dividend income	$119,091	$1,944,536	$67,815	$3,526	$10,216
Variable account expenses	61,275	573,258	199,143	84,084	12,411
Investment income (loss) — net	57,816	1,371,278	(131,328)	(80,558)	(2,195)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,600,697	6,397,504	3,472,450	1,346,204	114,393
Cost of investments sold	2,022,944	7,612,478	3,438,106	1,306,565	110,249
Net realized gain (loss) on sales of investments	(422,247)	(1,214,974)	34,344	39,639	4,144
Distributions from capital gains	—	—	1,794,273	—	—
Net change in unrealized appreciation (depreciation) of investments	975,568	2,498,188	146,844	1,616,454	206,343
Net gain (loss) on investments	553,321	1,283,214	1,975,461	1,656,093	210,487
Net increase (decrease) in net assets resulting from operations	$611,137	$2,654,492	$1,844,133	$1,575,535	$208,292

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$59,483	$—	$536,259	$161,305	$—
Variable account expenses	42,755	4,308	903,926	269,227	84,984
Investment income (loss) — net	16,728	(4,308)	(367,667)	(107,922)	(84,984)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	585,224	275,591	7,480,108	3,994,053	1,175,200
Cost of investments sold	595,493	272,394	6,272,964	3,500,919	1,291,170
Net realized gain (loss) on sales of investments	(10,269)	3,197	1,207,144	493,134	(115,970)
Distributions from capital gains	166,739	—	2,195,371	988,753	—
Net change in unrealized appreciation (depreciation) of investments	516,026	233,836	13,009,176	5,768,083	1,880,305
Net gain (loss) on investments	672,496	237,033	16,411,691	7,249,970	1,764,335
Net increase (decrease) in net assets resulting from operations	$689,224	$232,725	$16,044,024	$7,142,048	$1,679,351

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	37

Statement of Operations

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$246,278	$—	$—	$—
Variable account expenses	189,531	88,529	314,762	7,560,892	3,897,971
Investment income (loss) — net	(189,531)	157,749	(314,762)	(7,560,892)	(3,897,971)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,654,099	1,180,332	5,071,165	125,872,452	58,986,782
Cost of investments sold	5,995,699	860,177	5,509,445	76,079,317	27,012,706
Net realized gain (loss) on sales of investments	(1,341,600)	320,155	(438,280)	49,793,135	31,974,076
Distributions from capital gains	—	685,181	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,801,129	757,797	3,273,418	71,488,050	35,201,396
Net gain (loss) on investments	459,529	1,763,133	2,835,138	121,281,185	67,175,472
Net increase (decrease) in net assets resulting from operations	$269,998	$1,920,882	$2,520,376	$113,720,293	$63,277,501

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,578,937	2,882,039	2,182,104	3,436,923	5,460,446
Investment income (loss) — net	(4,578,937)	(2,882,039)	(2,182,104)	(3,436,923)	(5,460,446)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	94,275,224	55,606,570	19,717,654	39,021,370	110,928,898
Cost of investments sold	90,020,368	47,911,711	18,349,589	35,929,959	110,659,344
Net realized gain (loss) on sales of investments	4,254,856	7,694,859	1,368,065	3,091,411	269,554
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,660,461	16,195,936	24,240,754	44,368,796	39,819,965
Net gain (loss) on investments	35,915,317	23,890,795	25,608,819	47,460,207	40,089,519
Net increase (decrease) in net assets resulting from operations	$31,336,380	$21,008,756	$23,426,715	$44,023,284	$34,629,073

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	11,005,252	99,076,462	111,900,425	63,252,979	46,408,888
Investment income (loss) — net	(11,005,252)	(99,076,462)	(111,900,425)	(63,252,979)	(46,408,888)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	161,694,582	906,830,944	1,298,586,663	591,584,958	606,534,649
Cost of investments sold	140,979,268	677,606,235	962,686,685	379,019,923	308,724,162
Net realized gain (loss) on sales of investments	20,715,314	229,224,709	335,899,978	212,565,035	297,810,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	82,228,480	1,142,663,417	955,847,612	563,163,625	300,048,867
Net gain (loss) on investments	102,943,794	1,371,888,126	1,291,747,590	775,728,660	597,859,354
Net increase (decrease) in net assets resulting from operations	$91,938,542	$1,272,811,664	$1,179,847,165	$712,475,681	$551,450,466

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$370,050
Variable account expenses	20,960,851	12,100,878	10,408,643	7,942,928	153,489
Investment income (loss) — net	(20,960,851)	(12,100,878)	(10,408,643)	(7,942,928)	216,561

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	347,872,084	193,720,286	149,906,432	125,607,254	2,652,922
Cost of investments sold	200,173,444	89,699,557	117,804,993	81,005,071	2,993,442
Net realized gain (loss) on sales of investments	147,698,640	104,020,729	32,101,439	44,602,183	(340,520)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	145,760,560	76,870,038	69,654,283	36,847,861	867,894
Net gain (loss) on investments	293,459,200	180,890,767	101,755,722	81,450,044	527,374
Net increase (decrease) in net assets resulting from operations	$272,498,349	$168,789,889	$91,347,079	$73,507,116	$743,935

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Investment income
Dividend income	$—	$—	$200,531	$79,284	$457,795
Variable account expenses	120,269	163,432	187,399	351,631	257,948
Investment income (loss) — net	(120,269)	(163,432)	13,132	(272,347)	199,847

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,781,780	3,835,618	1,869,509	4,369,529	3,823,740
Cost of investments sold	1,033,669	1,495,690	2,104,723	4,874,358	3,891,838
Net realized gain (loss) on sales of investments	748,111	2,339,928	(235,214)	(504,829)	(68,098)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,590,503	1,604,860	2,765,971	4,829,890	3,307,113
Net gain (loss) on investments	2,338,614	3,944,788	2,530,757	4,325,061	3,239,015
Net increase (decrease) in net assets resulting from operations	$2,218,345	$3,781,356	$2,543,889	$4,052,714	$3,438,862

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	155,988	113,552	399,920	2,990,686	34,054,592
Investment income (loss) — net	(155,988)	(113,552)	(399,920)	(2,990,686)	(34,054,592)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,056,068	1,610,593	5,943,673	44,903,741	237,999,525
Cost of investments sold	2,093,637	1,524,918	2,775,099	43,378,426	203,477,338
Net realized gain (loss) on sales of investments	(37,569)	85,675	3,168,574	1,525,315	34,522,187
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,033,088	1,041,619	1,825,394	29,951,884	505,577,431
Net gain (loss) on investments	995,519	1,127,294	4,993,968	31,477,199	540,099,618
Net increase (decrease) in net assets resulting from operations	$839,531	$1,013,742	$4,594,048	$28,486,513	$506,045,026

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	39

Statement of Operations

Year ended December 31, 2023 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$317,665	$530,413
Variable account expenses	17,726,277	1,363,411	911,938	114,184
Investment income (loss) — net	(17,726,277)	(1,363,411)	(594,273)	416,229

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	148,935,853	19,553,256	14,256,263	2,199,870
Cost of investments sold	131,170,968	32,339,345	18,760,805	2,616,154
Net realized gain (loss) on sales of investments	17,764,885	(12,786,089)	(4,504,542)	(416,284)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	214,728,450	43,103,918	20,328,679	869,057
Net gain (loss) on investments	232,493,335	30,317,829	15,824,137	452,773
Net increase (decrease) in net assets resulting from operations	$214,767,058	$28,954,418	$15,229,864	$869,002

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(42,772)	$(139,019)	$(1,414,556)	$282,089	$(77,046)
Net realized gain (loss) on sales of investments	(306,216)	(638,266)	514,525	841,792	(94,195)
Distributions from capital gains	—	—	9,601,713	5,749,453	491,452
Net change in unrealized appreciation (depreciation) of investments	1,397,043	9,490,109	28,535,914	339,453	896,591
Net increase (decrease) in net assets resulting from operations	1,048,055	8,712,824	37,237,596	7,212,787	1,216,802

Contract transactions
Contract purchase payments	85,218	653,874	8,049,168	1,154,311	1,926,588
Net transfers(1)	(88,050)	(479,199)	1,123,312	(1,442,415)	(423,791)
Transfers for policy loans	—	23,142	(8,743)	(6,769)	4,916
Adjustments to net assets allocated to contracts in payment period	—	(20,570)	(19,947)	(38,773)	(3,077)
Contract charges	(3,081)	(86,179)	(43,509)	(48,482)	(5,576)
Contract terminations:
Surrender benefits	(272,783)	(6,666,054)	(7,940,277)	(6,751,563)	(613,165)
Death benefits	(356,859)	(641,298)	(1,884,639)	(993,130)	(67,269)
Increase (decrease) from transactions	(635,555)	(7,216,284)	(724,635)	(8,126,821)	818,626
Net assets at beginning of year	8,890,818	64,851,502	111,581,660	72,787,590	7,697,418
Net assets at end of year	$9,303,318	$66,348,042	$148,094,621	$71,873,556	$9,732,846

Accumulation unit activity
Units outstanding at beginning of year	7,605,874	43,732,652	25,048,450	21,768,798	3,064,811
Units purchased	122,257	743,081	2,017,001	375,080	1,115,960
Units redeemed	(649,663)	(5,214,835)	(2,019,305)	(2,689,353)	(828,635)
Units outstanding at end of year	7,078,468	39,260,898	25,046,146	19,454,525	3,352,136

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$20,854	$115,202	$(381,183)	$(714,791)	$846,535
Net realized gain (loss) on sales of investments	93,165	(1,845,075)	437,758	(2,742,518)	625,860
Distributions from capital gains	596,791	—	3,344,437	—	460,878
Net change in unrealized appreciation (depreciation) of investments	2,098,481	4,658,242	5,669,137	5,629,395	3,099,501
Net increase (decrease) in net assets resulting from operations	2,809,291	2,928,369	9,070,149	2,172,086	5,032,774

Contract transactions
Contract purchase payments	68,829	217,419	225,184	2,293,078	1,346,316
Net transfers(1)	(85,769)	(960,613)	(1,067,217)	981,316	(1,974,239)
Transfers for policy loans	2,606	18,257	(3,654)	(9,745)	(824)
Adjustments to net assets allocated to contracts in payment period	(42,022)	7,741	(10,053)	(11,503)	(6,571)
Contract charges	(12,287)	(25,190)	(25,474)	(34,630)	(18,889)
Contract terminations:
Surrender benefits	(1,118,463)	(1,721,850)	(5,019,434)	(5,169,423)	(2,909,298)
Death benefits	(121,946)	(277,568)	(689,392)	(865,584)	(581,867)
Increase (decrease) from transactions	(1,309,052)	(2,741,804)	(6,590,040)	(2,816,491)	(4,145,372)
Net assets at beginning of year	18,561,500	21,236,903	38,727,474	71,368,662	42,305,667
Net assets at end of year	$20,061,739	$21,423,468	$41,207,583	$70,724,257	$43,193,069

Accumulation unit activity
Units outstanding at beginning of year	5,961,996	13,606,273	9,953,649	19,709,570	38,045,287
Units purchased	32,383	225,948	79,411	1,167,315	1,253,104
Units redeemed	(420,770)	(1,825,220)	(1,579,084)	(1,956,393)	(4,856,730)
Units outstanding at end of year	5,573,609	12,007,001	8,453,976	18,920,492	34,441,661

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$35,724	$60,782	$474,917	$(411,069)	$426,108
Net realized gain (loss) on sales of investments	20,279	146,259	8,610	897,741	1,054,964
Distributions from capital gains	—	—	4,394,110	3,191,809	2,208,136
Net change in unrealized appreciation (depreciation) of investments	637,186	1,605,932	(3,054,694)	11,444,649	(1,535,533)
Net increase (decrease) in net assets resulting from operations	693,189	1,812,973	1,822,943	15,123,130	2,153,675

Contract transactions
Contract purchase payments	45,708	414,633	1,549,167	302,800	155,796
Net transfers(1)	(88,277)	50,177	(1,273,345)	2,371,774	(372,116)
Transfers for policy loans	(4,059)	1,006	11,510	(7,536)	(46,329)
Adjustments to net assets allocated to contracts in payment period	(4,461)	(11,857)	(28,434)	(12,794)	(28,841)
Contract charges	(1,718)	(12,350)	(21,229)	(29,207)	(5,892)
Contract terminations:
Surrender benefits	(608,317)	(1,377,518)	(3,328,250)	(3,629,695)	(2,265,386)
Death benefits	(43,326)	(119,144)	(326,033)	(378,926)	(368,835)
Increase (decrease) from transactions	(704,450)	(1,055,053)	(3,416,614)	(1,383,584)	(2,931,603)
Net assets at beginning of year	6,232,614	16,057,840	40,248,737	36,105,898	28,456,286
Net assets at end of year	$6,221,353	$16,815,760	$38,655,066	$49,845,444	$27,678,358

Accumulation unit activity
Units outstanding at beginning of year	3,217,369	7,607,881	12,448,475	8,896,850	5,778,354
Units purchased	56,229	555,277	653,517	645,135	30,998
Units redeemed	(394,002)	(798,281)	(1,609,244)	(895,112)	(615,816)
Units outstanding at end of year	2,879,596	7,364,877	11,492,748	8,646,873	5,193,536

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$2,201,719	$19,940	$1,040,749	$(9,277)	$57,317
Net realized gain (loss) on sales of investments	4,823,145	3,007	(1,935,185)	(1,031)	4,042
Distributions from capital gains	13,950,631	—	—	37,378	—
Net change in unrealized appreciation (depreciation) of investments	(7,586,110)	185,143	8,671,687	271,121	233,727
Net increase (decrease) in net assets resulting from operations	13,389,385	208,090	7,777,251	298,191	295,086

Contract transactions
Contract purchase payments	6,292,882	1,049,199	2,542,927	2,454,159	1,577,765
Net transfers(1)	(4,769,416)	172,150	(633,451)	1,809	249,204
Transfers for policy loans	10,666	—	3,999	—	—
Adjustments to net assets allocated to contracts in payment period	8,847	—	(31,610)	—	—
Contract charges	(91,001)	(217)	(28,293)	(79)	(345)
Contract terminations:
Surrender benefits	(14,139,579)	(28,320)	(5,662,226)	(3,208)	(23,404)
Death benefits	(3,310,376)	—	(1,249,212)	—	—
Increase (decrease) from transactions	(15,997,977)	1,192,812	(5,057,866)	2,452,681	1,803,220
Net assets at beginning of year	180,525,593	329,153	71,676,615	239,196	1,081,453
Net assets at end of year	$177,917,001	$1,730,055	$74,396,000	$2,990,068	$3,179,759

Accumulation unit activity
Units outstanding at beginning of year	51,027,108	341,148	48,231,412	257,515	1,105,917
Units purchased	1,828,648	1,416,022	2,490,050	3,408,800	1,943,023
Units redeemed	(6,550,437)	(228,315)	(5,750,071)	(1,019,488)	(247,758)
Units outstanding at end of year	46,305,319	1,528,855	44,971,391	2,646,827	2,801,182

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(27,537)	$7,647	$9,172	$142,785	$(143,111)
Net realized gain (loss) on sales of investments	95,900	7,896	25,851	130,232	(122,629)
Distributions from capital gains	—	2,130	4,412	75,306	—
Net change in unrealized appreciation (depreciation) of investments	1,749,799	490,183	112,070	2,608,800	1,304,291
Net increase (decrease) in net assets resulting from operations	1,818,162	507,856	151,505	2,957,123	1,038,551

Contract transactions
Contract purchase payments	5,045,497	2,339,272	956,906	80,473	131,581
Net transfers(1)	746,223	434,468	6,336	327,980	665,063
Transfers for policy loans	—	—	—	9,595	6,135
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,443)	(4,748)
Contract charges	(1,038)	(711)	(13)	(17,390)	(11,973)
Contract terminations:
Surrender benefits	(61,663)	(29,833)	(7,958)	(1,416,399)	(1,350,374)
Death benefits	(180,895)	—	—	(71,842)	(208,734)
Increase (decrease) from transactions	5,548,124	2,743,196	955,271	(1,092,026)	(773,050)
Net assets at beginning of year	1,929,055	1,474,646	326,429	19,357,174	14,792,656
Net assets at end of year	$9,295,341	$4,725,698	$1,433,205	$21,222,271	$15,058,157

Accumulation unit activity
Units outstanding at beginning of year	2,272,958	1,554,466	344,102	8,224,519	4,500,892
Units purchased	5,536,224	2,909,078	1,274,882	166,187	272,731
Units redeemed	(614,645)	(131,729)	(304,156)	(602,319)	(508,911)
Units outstanding at end of year	7,194,537	4,331,815	1,314,828	7,788,387	4,264,712

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(791,699)	$(5,444,996)	$3,846,106	$(1,344,992)	$(504,030)
Net realized gain (loss) on sales of investments	82,606	21,945,963	(2,596,162)	6,389,483	1,773,432
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,887,453	79,330,762	(3,114,290)	29,564,955	8,186,059
Net increase (decrease) in net assets resulting from operations	14,178,360	95,831,729	(1,864,346)	34,609,446	9,455,461

Contract transactions
Contract purchase payments	25,036,170	3,859,836	1,101,136	4,467,040	3,394,354
Net transfers(1)	(83,849)	32,786,852	(5,140,123)	6,951,643	1,425,393
Transfers for policy loans	83	49,844	600	3,512	(3,686)
Adjustments to net assets allocated to contracts in payment period	—	(138,269)	—	(40,937)	—
Contract charges	(310,388)	(268,420)	(6,402)	(123,254)	(35,275)
Contract terminations:
Surrender benefits	(4,144,016)	(44,833,940)	(2,107,853)	(8,876,250)	(2,368,688)
Death benefits	(518,476)	(8,269,724)	(255,765)	(1,844,833)	(577,552)
Increase (decrease) from transactions	19,979,524	(16,813,821)	(6,408,407)	536,921	1,834,546
Net assets at beginning of year	61,116,415	489,961,560	24,622,744	114,014,619	40,773,900
Net assets at end of year	$95,274,299	$568,979,468	$16,349,991	$149,160,986	$52,063,907

Accumulation unit activity
Units outstanding at beginning of year	70,089,838	183,169,074	29,908,651	45,629,605	10,728,291
Units purchased	27,212,677	12,887,853	1,516,692	4,099,955	1,295,356
Units redeemed	(6,233,926)	(18,668,415)	(9,767,223)	(4,020,175)	(863,683)
Units outstanding at end of year	91,068,589	177,388,512	21,658,120	45,709,385	11,159,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(3,237,851)	$(1,065,647)	$(3,457,822)	$391,401	$(508,896)
Net realized gain (loss) on sales of investments	24,181,312	3,918,247	32,847,815	(366,641)	(3,966,928)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	45,614,003	676,601	(16,011,654)	763,166	8,149,960
Net increase (decrease) in net assets resulting from operations	66,557,464	3,529,201	13,378,339	787,926	3,674,136

Contract transactions
Contract purchase payments	1,635,700	7,853,903	2,374,260	211,378	1,800,989
Net transfers(1)	(3,008,127)	(2,653,232)	(6,215,213)	(91,642)	(1,274,077)
Transfers for policy loans	69,844	18,455	85,387	(1,697)	(4,838)
Adjustments to net assets allocated to contracts in payment period	(577,520)	(5,949)	(538,357)	(1,678)	(1,698)
Contract charges	(295,403)	(58,233)	(285,079)	(4,497)	(34,599)
Contract terminations:
Surrender benefits	(23,241,537)	(5,478,299)	(35,441,740)	(670,683)	(2,126,804)
Death benefits	(4,206,649)	(1,999,074)	(5,986,241)	(172,157)	(776,327)
Increase (decrease) from transactions	(29,623,692)	(2,322,429)	(46,006,983)	(730,976)	(2,417,354)
Net assets at beginning of year	302,302,150	97,769,476	398,252,532	9,401,141	46,712,050
Net assets at end of year	$339,235,922	$98,976,248	$365,623,888	$9,458,091	$47,968,832

Accumulation unit activity
Units outstanding at beginning of year	96,320,193	33,984,509	106,455,214	10,088,186	40,465,875
Units purchased	594,807	3,040,524	702,109	308,834	1,665,431
Units redeemed	(9,068,583)	(3,808,238)	(13,273,227)	(1,082,301)	(3,650,385)
Units outstanding at end of year	87,846,417	33,216,795	93,884,096	9,314,719	38,480,921

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(678,552)	$172,368	$1,037,497	$4,862,599	$4,512,295
Net realized gain (loss) on sales of investments	(4,264,662)	(387,702)	(2,276,344)	—	419
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,447,293	908,374	4,963,138	—	(420)
Net increase (decrease) in net assets resulting from operations	5,504,079	693,040	3,724,291	4,862,599	4,512,294

Contract transactions
Contract purchase payments	717,146	784,794	247,798	29,803,697	2,474,651
Net transfers(1)	(1,947,268)	(346,612)	165,746	(6,479,447)	12,452,796
Transfers for policy loans	33,904	980	18,174	23,976	42,222
Adjustments to net assets allocated to contracts in payment period	(34,376)	(506)	(40,323)	(926)	(36,160)
Contract charges	(76,321)	(1,793)	(73,006)	(90,914)	(104,087)
Contract terminations:
Surrender benefits	(6,075,936)	(538,736)	(3,960,398)	(23,785,887)	(27,004,686)
Death benefits	(829,928)	(336,451)	(1,070,396)	(2,244,361)	(1,604,204)
Increase (decrease) from transactions	(8,212,779)	(438,324)	(4,712,405)	(2,773,862)	(13,779,468)
Net assets at beginning of year	71,144,153	8,660,404	45,419,507	146,821,124	135,605,131
Net assets at end of year	$68,435,453	$8,915,120	$44,431,393	$148,909,861	$126,337,957

Accumulation unit activity
Units outstanding at beginning of year	31,921,757	9,863,382	31,814,943	160,765,010	125,778,978
Units purchased	352,356	946,671	496,772	38,453,126	14,676,219
Units redeemed	(3,878,173)	(1,438,349)	(3,744,832)	(42,003,414)	(27,957,820)
Units outstanding at end of year	28,395,940	9,371,704	28,566,883	157,214,722	112,497,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,924,187	$5,110,472	$978,517	$2,951,005	$681,153
Net realized gain (loss) on sales of investments	(875,776)	(2,128,984)	(967,131)	(3,415,374)	(1,664,959)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,632,652	9,098,448	2,490,309	7,599,261	4,173,473
Net increase (decrease) in net assets resulting from operations	4,681,063	12,079,936	2,501,695	7,134,892	3,189,667

Contract transactions
Contract purchase payments	2,664,376	592,177	1,870,793	401,004	6,671,369
Net transfers(1)	712,750	(1,623,695)	456,203	203,528	12,284,853
Transfers for policy loans	(4,685)	(9,437)	(1,882)	18,027	(8,443)
Adjustments to net assets allocated to contracts in payment period	—	(120,166)	—	(17,215)	(4,246)
Contract charges	(14,257)	(77,313)	(8,456)	(109,973)	(59,085)
Contract terminations:
Surrender benefits	(3,615,393)	(11,382,893)	(2,176,853)	(7,469,269)	(3,915,249)
Death benefits	(1,067,138)	(2,444,512)	(720,943)	(1,674,953)	(957,482)
Increase (decrease) from transactions	(1,324,347)	(15,065,839)	(581,138)	(8,648,851)	14,011,717
Net assets at beginning of year	44,830,239	118,265,851	24,876,851	73,104,368	55,788,107
Net assets at end of year	$48,186,955	$115,279,948	$26,797,408	$71,590,409	$72,989,491

Accumulation unit activity
Units outstanding at beginning of year	27,214,550	43,790,441	15,640,238	32,732,029	48,670,683
Units purchased	2,388,782	227,774	1,878,038	317,050	16,464,929
Units redeemed	(3,123,374)	(5,600,885)	(2,256,598)	(4,038,426)	(4,396,586)
Units outstanding at end of year	26,479,958	38,417,330	15,261,678	29,010,653	60,739,026

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$2,770,366	$(1,056,639)	$(1,019,465)	$(787,071)	$(5,020,592)
Net realized gain (loss) on sales of investments	(6,733,845)	3,275,626	10,236,715	444,448	28,189,068
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,703,622	30,221,654	31,197,193	16,562,383	84,517,870
Net increase (decrease) in net assets resulting from operations	10,740,143	32,440,641	40,414,443	16,219,760	107,686,346

Contract transactions
Contract purchase payments	1,175,406	7,939,630	730,442	36,698,974	3,917,049
Net transfers(1)	11,884,462	5,301,527	1,791,493	1,815,905	3,953,685
Transfers for policy loans	10,075	(30,179)	(19,920)	(1,194)	(33,674)
Adjustments to net assets allocated to contracts in payment period	(145,350)	—	(72,107)	—	(176,871)
Contract charges	(269,834)	(106,598)	(96,033)	(72,716)	(217,322)
Contract terminations:
Surrender benefits	(19,893,439)	(4,833,681)	(10,460,277)	(2,363,801)	(31,808,162)
Death benefits	(5,006,266)	(1,846,717)	(2,101,176)	(982,559)	(8,902,992)
Increase (decrease) from transactions	(12,244,946)	6,423,982	(10,227,578)	35,094,609	(33,268,287)
Net assets at beginning of year	218,262,867	76,441,074	101,466,597	50,100,583	454,455,836
Net assets at end of year	$216,758,064	$115,305,697	$131,653,462	$101,414,952	$528,873,895

Accumulation unit activity
Units outstanding at beginning of year	126,392,881	19,629,805	42,115,096	54,509,103	141,826,051
Units purchased	7,563,557	3,099,921	789,676	42,415,250	2,799,028
Units redeemed	(14,568,446)	(1,602,951)	(4,466,293)	(8,171,707)	(12,080,372)
Units outstanding at end of year	119,387,992	21,126,775	38,438,479	88,752,646	132,544,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Operations
Investment income (loss) — net	$1,540,804	$288,873	$197,866	$403,120	$(14,816)
Net realized gain (loss) on sales of investments	(580,190)	(656,166)	(307,517)	105,445	7,088
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,121,161	1,041,022	4,593,937	6,185,469	338,025
Net increase (decrease) in net assets resulting from operations	4,081,775	673,729	4,484,286	6,694,034	330,297

Contract transactions
Contract purchase payments	4,620,370	1,324,932	1,203,197	429,326	1,879,089
Net transfers(1)	1,531,147	3,533,547	2,098,147	(379,075)	89,603
Transfers for policy loans	(5,306)	(3,211)	(42)	30,875	—
Adjustments to net assets allocated to contracts in payment period	(2,801)	(6,789)	(9,256)	(69,988)	—
Contract charges	(75,804)	(4,587)	(32,725)	(35,093)	(30)
Contract terminations:
Surrender benefits	(7,903,876)	(744,117)	(1,712,445)	(4,063,316)	(14,574)
Death benefits	(2,107,262)	(259,148)	(663,962)	(899,678)	—
Increase (decrease) from transactions	(3,943,532)	3,840,627	882,914	(4,986,949)	1,954,088
Net assets at beginning of year	74,819,442	10,487,401	31,077,424	49,412,603	500,771
Net assets at end of year	$74,957,685	$15,001,757	$36,444,624	$51,119,688	$2,785,156

Accumulation unit activity
Units outstanding at beginning of year	70,474,506	10,846,393	19,479,227	30,269,068	543,959
Units purchased	6,457,405	5,454,278	2,134,923	358,473	1,936,565
Units redeemed	(10,062,623)	(1,597,917)	(1,588,635)	(3,316,998)	(87,038)
Units outstanding at end of year	66,869,288	14,702,754	20,025,515	27,310,543	2,393,486

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(686,465)	$(422,767)	$(338,266)	$(644,134)	$(434,064)
Net realized gain (loss) on sales of investments	1,994,479	3,440,947	786,931	4,220,790	1,832,155
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,172,383	(1,355,268)	6,090,493	9,953,036	2,010,687
Net increase (decrease) in net assets resulting from operations	2,480,397	1,662,912	6,539,158	13,529,692	3,408,778

Contract transactions
Contract purchase payments	4,872,429	434,554	2,749,689	391,382	2,292,338
Net transfers(1)	(1,401,577)	(4,106,372)	1,720,060	592,156	(1,622,660)
Transfers for policy loans	(3,032)	6,574	(6,751)	7,487	(2,310)
Adjustments to net assets allocated to contracts in payment period	—	(13,189)	(2,152)	(97,599)	(3,272)
Contract charges	(49,990)	(26,150)	(26,590)	(39,602)	(29,171)
Contract terminations:
Surrender benefits	(3,451,224)	(4,222,259)	(2,363,771)	(4,632,181)	(2,019,646)
Death benefits	(1,097,569)	(1,125,796)	(541,681)	(784,837)	(1,225,987)
Increase (decrease) from transactions	(1,130,963)	(9,052,638)	1,528,804	(4,563,194)	(2,610,708)
Net assets at beginning of year	64,722,923	50,931,510	27,061,011	58,877,623	40,199,883
Net assets at end of year	$66,072,357	$43,541,784	$35,128,973	$67,844,121	$40,997,953

Accumulation unit activity
Units outstanding at beginning of year	17,438,148	13,975,178	10,060,351	19,888,100	12,349,992
Units purchased	1,752,928	138,784	1,661,141	381,981	904,197
Units redeemed	(1,941,617)	(2,659,980)	(1,101,215)	(1,780,414)	(1,641,967)
Units outstanding at end of year	17,249,459	11,453,982	10,620,277	18,489,667	11,612,222

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(369,973)	$(263,665)	$(252,646)	$(35,305)	$(5,191)
Net realized gain (loss) on sales of investments	3,919,122	547,017	2,019,523	39,757	(3,821)
Distributions from capital gains	—	—	—	184,896	75,545
Net change in unrealized appreciation (depreciation) of investments	(118,438)	2,309,135	1,484,165	959,926	151,062
Net increase (decrease) in net assets resulting from operations	3,430,711	2,592,487	3,251,042	1,149,274	217,595

Contract transactions
Contract purchase payments	241,028	1,114,509	268,125	5,241,312	901,009
Net transfers(1)	(1,186,890)	648,677	(431,527)	345,263	132,910
Transfers for policy loans	7,188	(1,084)	612	—	—
Adjustments to net assets allocated to contracts in payment period	(5,490)	(355)	(9,146)	—	—
Contract charges	(29,315)	(22,143)	(21,891)	(427)	(215)
Contract terminations:
Surrender benefits	(4,315,414)	(1,302,375)	(2,556,702)	(26,879)	(22,211)
Death benefits	(759,569)	(382,540)	(429,700)	(32,240)	(38,153)
Increase (decrease) from transactions	(6,048,462)	54,689	(3,180,229)	5,527,029	973,340
Net assets at beginning of year	42,797,010	22,557,752	29,169,455	980,493	404,164
Net assets at end of year	$40,179,259	$25,204,928	$29,240,268	$7,656,796	$1,595,099

Accumulation unit activity
Units outstanding at beginning of year	12,743,523	7,906,049	7,804,987	1,145,945	408,962
Units purchased	88,245	747,346	132,145	6,018,498	1,109,331
Units redeemed	(1,867,356)	(716,360)	(969,944)	(918,969)	(176,020)
Units outstanding at end of year	10,964,412	7,937,035	6,967,188	6,245,474	1,342,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$1,745,771	$221,927	$687,476	$2,709,042	$383,637
Net realized gain (loss) on sales of investments	(2,208,486)	(595,841)	(1,339,773)	(1,757,661)	(355,487)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,175,243	998,723	2,277,490	(2,383,804)	784,078
Net increase (decrease) in net assets resulting from operations	5,712,528	624,809	1,625,193	(1,432,423)	812,228

Contract transactions
Contract purchase payments	5,542,181	1,205,052	356,383	104,962	2,142,350
Net transfers(1)	2,912,943	(1,295,870)	140,319	(735,567)	2,235,440
Transfers for policy loans	(1,962)	87	9,900	1,464	—
Adjustments to net assets allocated to contracts in payment period	—	(3,277)	(2,412)	(989)	—
Contract charges	(17,013)	(16,579)	(28,556)	(7,877)	(39,843)
Contract terminations:
Surrender benefits	(5,115,521)	(634,433)	(3,888,027)	(1,451,161)	(895,039)
Death benefits	(1,695,361)	(402,105)	(1,005,473)	(169,649)	(113,550)
Increase (decrease) from transactions	1,625,267	(1,147,125)	(4,417,866)	(2,258,817)	3,329,358
Net assets at beginning of year	70,435,881	15,283,045	40,241,502	15,136,544	16,737,956
Net assets at end of year	$77,773,676	$14,760,729	$37,448,829	$11,445,304	$20,879,542

Accumulation unit activity
Units outstanding at beginning of year	60,973,747	16,021,201	31,983,695	21,992,569	15,337,665
Units purchased	7,482,764	1,469,138	555,913	192,550	4,043,124
Units redeemed	(6,180,698)	(2,679,274)	(4,133,257)	(3,695,312)	(990,321)
Units outstanding at end of year	62,275,813	14,811,065	28,406,351	18,489,807	18,390,468

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$1,818,046	$3,861,747	$155,925	$(784,311)	$(251,861)
Net realized gain (loss) on sales of investments	(1,648,898)	(4,058,384)	(1,965,615)	2,943,503	(314,894)
Distributions from capital gains	—	—	1,517,497	—	—
Net change in unrealized appreciation (depreciation) of investments	376,933	1,532,624	2,830,171	2,590,017	6,370,301
Net increase (decrease) in net assets resulting from operations	546,081	1,335,987	2,537,978	4,749,209	5,803,546

Contract transactions
Contract purchase payments	1,369,996	185,083	657,033	3,742,706	880,078
Net transfers(1)	(3,204,687)	(1,840,322)	(1,365,315)	(694,198)	(1,108,564)
Transfers for policy loans	305	4,602	5,751	(5,945)	—
Adjustments to net assets allocated to contracts in payment period	—	(65,038)	—	—	—
Contract charges	(6,904)	(130,085)	(8,417)	(55,008)	(20,342)
Contract terminations:
Surrender benefits	(1,738,041)	(4,713,530)	(1,729,111)	(5,329,623)	(1,143,491)
Death benefits	(187,389)	(1,050,843)	(314,230)	(632,491)	(440,857)
Increase (decrease) from transactions	(3,766,720)	(7,610,133)	(2,754,289)	(2,974,559)	(1,833,176)
Net assets at beginning of year	24,290,556	51,672,881	22,847,047	73,528,496	20,676,903
Net assets at end of year	$21,069,917	$45,398,735	$22,630,736	$75,303,146	$24,647,273

Accumulation unit activity
Units outstanding at beginning of year	20,991,208	36,009,447	11,996,073	22,715,553	6,721,366
Units purchased	1,185,541	131,443	383,275	1,532,349	384,238
Units redeemed	(4,467,205)	(5,406,974)	(1,768,118)	(2,308,957)	(822,254)
Units outstanding at end of year	17,709,544	30,733,916	10,611,230	21,938,945	6,283,350

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(933,840)	$(495,656)	$(446,647)	$219,972	$(672,519)
Net realized gain (loss) on sales of investments	8,496,270	1,697,421	1,344,700	(339,054)	3,033,840
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	25,393,171	13,447,982	2,280,216	885,623	2,848,490
Net increase (decrease) in net assets resulting from operations	32,955,601	14,649,747	3,178,269	766,541	5,209,811

Contract transactions
Contract purchase payments	757,418	1,989,950	2,493,124	1,185,555	4,858,151
Net transfers(1)	(2,813,082)	993,823	(2,179,006)	2,784,264	983,429
Transfers for policy loans	9,063	(16,117)	491	364	(13,839)
Adjustments to net assets allocated to contracts in payment period	(26,431)	—	(4,144)	—	—
Contract charges	(86,688)	(60,425)	(49,394)	(29,012)	(35,881)
Contract terminations:
Surrender benefits	(10,252,308)	(2,438,571)	(1,825,122)	(1,019,712)	(3,445,918)
Death benefits	(992,761)	(825,125)	(553,269)	(149,427)	(3,049,515)
Increase (decrease) from transactions	(13,404,789)	(356,465)	(2,117,320)	2,772,032	(703,573)
Net assets at beginning of year	92,282,015	39,157,361	41,199,490	15,903,225	61,811,468
Net assets at end of year	$111,832,827	$53,450,643	$42,260,439	$19,441,798	$66,317,706

Accumulation unit activity
Units outstanding at beginning of year	47,724,125	10,320,790	14,599,752	15,687,710	15,979,103
Units purchased	349,171	859,255	969,290	3,968,390	1,883,489
Units redeemed	(6,241,809)	(876,936)	(1,664,823)	(1,289,665)	(1,884,911)
Units outstanding at end of year	41,831,487	10,303,109	13,904,219	18,366,435	15,977,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Operations
Investment income (loss) — net	$(394,615)	$(273,636)	$125,586	$31,863	$134
Net realized gain (loss) on sales of investments	2,640,367	1,030,266	(470,911)	(200)	4,595
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,327,813	4,752,196	1,835,419	49,842	56,561
Net increase (decrease) in net assets resulting from operations	3,573,565	5,508,826	1,490,094	81,505	61,290

Contract transactions
Contract purchase payments	339,704	1,354,947	212,999	477,743	399,259
Net transfers(1)	321,522	1,000,819	57,955	26,938	23,362
Transfers for policy loans	13,379	(160)	345	—	—
Adjustments to net assets allocated to contracts in payment period	(21,491)	—	(17,439)	—	—
Contract charges	(26,325)	(19,450)	(5,359)	(15)	(146)
Contract terminations:
Surrender benefits	(3,669,389)	(1,330,935)	(1,223,614)	(7,909)	(621)
Death benefits	(530,874)	(432,842)	(460,377)	—	—
Increase (decrease) from transactions	(3,573,474)	572,379	(1,435,490)	496,757	421,854
Net assets at beginning of year	43,663,526	23,010,513	12,502,154	395,568	396,261
Net assets at end of year	$43,663,617	$29,091,718	$12,556,758	$973,830	$879,405

Accumulation unit activity
Units outstanding at beginning of year	10,009,941	7,343,765	9,144,724	413,155	432,253
Units purchased	267,858	886,166	408,582	664,381	571,243
Units redeemed	(1,075,445)	(677,232)	(1,421,181)	(165,636)	(146,536)
Units outstanding at end of year	9,202,354	7,552,699	8,132,125	911,900	856,960

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Operations
Investment income (loss) — net	$946,725	$5,926,310	$(3,473,208)	$20,843	$28,449
Net realized gain (loss) on sales of investments	(398,678)	(1,059,027)	12,330,432	2,336	7
Distributions from capital gains	158,371	—	17,074,886	—	—
Net change in unrealized appreciation (depreciation) of investments	22,619	3,070,864	101,779,074	71,236	(11,655)
Net increase (decrease) in net assets resulting from operations	729,037	7,938,147	127,711,184	94,415	16,801

Contract transactions
Contract purchase payments	582,531	3,229,648	14,446,728	1,131,540	1,409,677
Net transfers(1)	(874,824)	(4,695,456)	(2,347,041)	157,754	98,711
Transfers for policy loans	(1,995)	(3,688)	(39,299)	—	—
Adjustments to net assets allocated to contracts in payment period	(1,536)	64,663	(111,599)	—	—
Contract charges	(6,926)	(62,994)	(224,574)	(315)	(564)
Contract terminations:
Surrender benefits	(1,210,058)	(7,811,086)	(38,914,780)	(5,487)	(21,528)
Death benefits	(549,189)	(1,471,722)	(9,544,877)	(74,515)	—
Increase (decrease) from transactions	(2,061,997)	(10,750,635)	(36,735,442)	1,208,977	1,486,296
Net assets at beginning of year	17,387,662	83,654,722	416,575,542	589,593	792,121
Net assets at end of year	$16,054,702	$80,842,234	$507,551,284	$1,892,985	$2,295,218

Accumulation unit activity
Units outstanding at beginning of year	15,554,996	57,322,006	133,029,082	616,797	681,049
Units purchased	622,577	2,353,414	5,443,171	1,466,189	1,501,408
Units redeemed	(2,443,142)	(9,365,838)	(15,321,927)	(253,842)	(200,289)
Units outstanding at end of year	13,734,431	50,309,582	123,150,326	1,829,144	1,982,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$280,544	$570,860	$(58,076)	$(17,562)	$133,013
Net realized gain (loss) on sales of investments	1,407,583	2,823,818	83,582	24,064	(18,143)
Distributions from capital gains	1,452,803	3,550,988	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,153,308	7,618,714	1,717,462	470,802	135,010
Net increase (decrease) in net assets resulting from operations	6,294,238	14,564,380	1,742,968	477,304	249,880

Contract transactions
Contract purchase payments	96,212	4,314,998	5,267,365	2,424,182	5,876,157
Net transfers(1)	(277,373)	1,218,274	304,237	351,409	1,045,113
Transfers for policy loans	(6,449)	2,414	—	(12,314)	—
Adjustments to net assets allocated to contracts in payment period	(39,053)	(117,720)	—	—	—
Contract charges	(10,177)	(68,766)	(1,706)	(482)	(1,009)
Contract terminations:
Surrender benefits	(2,589,572)	(6,601,815)	(39,154)	(31,302)	(120,174)
Death benefits	(677,786)	(1,442,204)	(83,592)	(48,101)	(4,901)
Increase (decrease) from transactions	(3,504,198)	(2,694,819)	5,447,150	2,683,392	6,795,186
Net assets at beginning of year	37,405,330	84,649,201	1,499,012	637,278	816,615
Net assets at end of year	$40,195,370	$96,518,762	$8,689,130	$3,797,974	$7,861,681

Accumulation unit activity
Units outstanding at beginning of year	10,958,490	23,377,712	1,782,995	689,208	858,518
Units purchased	43,116	2,499,565	6,649,889	3,050,436	7,997,827
Units redeemed	(987,263)	(2,461,635)	(1,237,008)	(472,548)	(974,155)
Units outstanding at end of year	10,014,343	23,415,642	7,195,876	3,267,096	7,882,190

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(206,404)	$(1,819,384)	$10,201	$(38,793)	$5,250,529
Net realized gain (loss) on sales of investments	753,285	1,137,791	160,574	726,833	(1,871,036)
Distributions from capital gains	1,645,337	9,229,636	23,844	101,596	—
Net change in unrealized appreciation (depreciation) of investments	5,763,765	33,456,630	1,384,535	5,812,355	8,724,166
Net increase (decrease) in net assets resulting from operations	7,955,983	42,004,673	1,579,154	6,601,991	12,103,659

Contract transactions
Contract purchase payments	338,964	7,737,631	72,785	351,633	6,981,895
Net transfers(1)	(987,516)	(477,499)	203,875	1,395,479	11,746,750
Transfers for policy loans	(12,625)	(6,287)	(702)	7,084	11,202
Adjustments to net assets allocated to contracts in payment period	(106,185)	(88,932)	(4,218)	(20,606)	(46,060)
Contract charges	(16,618)	(245,541)	(2,365)	(27,135)	(52,502)
Contract terminations:
Surrender benefits	(4,945,050)	(27,680,864)	(543,926)	(3,083,072)	(11,967,581)
Death benefits	(949,620)	(4,729,729)	(124,153)	(307,223)	(3,160,221)
Increase (decrease) from transactions	(6,678,650)	(25,491,221)	(398,704)	(1,683,840)	3,513,483
Net assets at beginning of year	60,814,675	320,728,967	8,317,638	35,279,400	147,369,751
Net assets at end of year	$62,092,008	$337,242,419	$9,498,088	$40,197,551	$162,986,893

Accumulation unit activity
Units outstanding at beginning of year	6,629,881	70,982,436	4,330,413	17,219,181	131,771,278
Units purchased	35,267	2,198,142	129,430	850,427	16,502,194
Units redeemed	(725,856)	(7,421,615)	(320,867)	(1,555,971)	(13,399,563)
Units outstanding at end of year	5,939,292	65,758,963	4,138,976	16,513,637	134,873,909

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$914,912	$2,450,364	$159,638	$6,411	$546,915
Net realized gain (loss) on sales of investments	(2,985,111)	(904,621)	(36,630)	188	(864,981)
Distributions from capital gains	—	3,740,594	248,183	22,719	5,180,275
Net change in unrealized appreciation (depreciation) of investments	6,568,447	(1,010,665)	(53,868)	28,654	2,218,631
Net increase (decrease) in net assets resulting from operations	4,498,248	4,275,672	317,323	57,972	7,080,840

Contract transactions
Contract purchase payments	442,728	358,428	2,997,611	295,544	498,978
Net transfers(1)	(1,492,222)	3,098,268	422,913	11,385	(624,762)
Transfers for policy loans	16,748	(7,880)	—	—	14,492
Adjustments to net assets allocated to contracts in payment period	(23,292)	(723)	—	—	(9,354)
Contract charges	(39,731)	(25,855)	(582)	(33)	(37,173)
Contract terminations:
Surrender benefits	(4,587,081)	(5,757,736)	(118,612)	(2,232)	(5,109,510)
Death benefits	(819,158)	(1,170,400)	(60,855)	—	(597,871)
Increase (decrease) from transactions	(6,502,008)	(3,505,898)	3,240,475	304,664	(5,865,200)
Net assets at beginning of year	48,212,512	59,977,508	2,476,105	133,837	61,099,068
Net assets at end of year	$46,208,752	$60,747,282	$6,033,903	$496,473	$62,314,708

Accumulation unit activity
Units outstanding at beginning of year	22,063,546	41,039,929	2,560,573	134,234	26,190,555
Units purchased	223,061	2,635,031	4,131,800	290,145	316,910
Units redeemed	(3,179,123)	(4,991,638)	(887,622)	(3,408)	(2,779,631)
Units outstanding at end of year	19,107,484	38,683,322	5,804,751	420,971	23,727,834

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Operations
Investment income (loss) — net	$(487,776)	$(13,172)	$150,892	$505,261	$61,573
Net realized gain (loss) on sales of investments	(2,761,847)	(14,187)	(204,389)	(35,465)	(631)
Distributions from capital gains	6,292,755	112,914	2,549,056	—	—
Net change in unrealized appreciation (depreciation) of investments	9,177,480	197,295	7,840,328	116,023	(8,404)
Net increase (decrease) in net assets resulting from operations	12,220,612	282,850	10,335,887	585,819	52,538

Contract transactions
Contract purchase payments	938,198	1,641,599	469,796	118,551	647,995
Net transfers(1)	(1,334,694)	69,983	(824,586)	(17,288)	13,619
Transfers for policy loans	(7,730)	—	(19,270)	95	—
Adjustments to net assets allocated to contracts in payment period	(14,013)	—	(95,593)	(235)	—
Contract charges	(58,303)	(219)	(96,894)	(3,037)	(63)
Contract terminations:
Surrender benefits	(9,326,492)	(20,357)	(8,509,403)	(418,753)	(23,100)
Death benefits	(1,623,521)	(36,979)	(1,327,830)	(110,672)	—
Increase (decrease) from transactions	(11,426,555)	1,654,027	(10,403,780)	(431,339)	638,451
Net assets at beginning of year	113,286,298	1,191,677	106,671,178	9,492,903	387,108
Net assets at end of year	$114,080,355	$3,128,554	$106,603,285	$9,647,383	$1,078,097

Accumulation unit activity
Units outstanding at beginning of year	25,397,806	1,205,405	15,315,665	10,136,404	401,252
Units purchased	293,290	1,931,125	66,874	368,795	976,904
Units redeemed	(3,034,682)	(297,741)	(1,518,676)	(797,647)	(326,209)
Units outstanding at end of year	22,656,414	2,838,789	13,863,863	9,707,552	1,051,947

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$7,128	$1,300	$(178,754)	$(99,018)	$(336,176)
Net realized gain (loss) on sales of investments	(59,121)	3,582	974,884	(20,315)	(491,258)
Distributions from capital gains	—	—	—	264,510	927,174
Net change in unrealized appreciation (depreciation) of investments	788,875	120,930	17,585,883	3,787,309	12,561,760
Net increase (decrease) in net assets resulting from operations	736,882	125,812	18,382,013	3,932,486	12,661,500

Contract transactions
Contract purchase payments	37,118	556,775	358,921	54,097	159,988
Net transfers(1)	(81,715)	59,437	(2,776,771)	(227,470)	(1,125,146)
Transfers for policy loans	(2,110)	—	7,852	(12,569)	(930)
Adjustments to net assets allocated to contracts in payment period	(2,293)	—	(97,335)	(1,998)	(186)
Contract charges	(1,279)	(73)	(125,941)	(4,026)	(101,620)
Contract terminations:
Surrender benefits	(254,249)	(6,288)	(6,893,522)	(836,635)	(3,133,887)
Death benefits	(38,748)	(42,007)	(860,778)	(76,854)	(559,335)
Increase (decrease) from transactions	(343,276)	567,844	(10,387,574)	(1,105,455)	(4,761,116)
Net assets at beginning of year	4,208,768	314,234	85,875,174	10,393,050	33,926,383
Net assets at end of year	$4,602,374	$1,007,890	$93,869,613	$13,220,081	$41,826,767

Accumulation unit activity
Units outstanding at beginning of year	974,690	330,457	26,351,558	3,864,463	13,038,300
Units purchased	7,842	778,900	109,251	16,910	183,023
Units redeemed	(81,313)	(207,053)	(2,999,669)	(364,831)	(1,679,877)
Units outstanding at end of year	901,219	902,304	23,461,140	3,516,542	11,541,446

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(318,742)	$610,999	$(342,839)	$49,862	$(132,483)
Net realized gain (loss) on sales of investments	(2,135,605)	3,511,727	153,797	(708)	(480,650)
Distributions from capital gains	—	10,464,407	1,525,363	—	—
Net change in unrealized appreciation (depreciation) of investments	3,975,794	(4,788,714)	11,415,882	92,712	2,403,706
Net increase (decrease) in net assets resulting from operations	1,521,447	9,798,419	12,752,203	141,866	1,790,573

Contract transactions
Contract purchase payments	1,658,017	2,425,627	295,397	3,025,793	94,747
Net transfers(1)	(2,090,187)	(1,590,476)	(237,978)	245,034	20,718
Transfers for policy loans	(1,329)	17,299	35,058	—	6,035
Adjustments to net assets allocated to contracts in payment period	(22,170)	(30,777)	(78,405)	—	(9,494)
Contract charges	(12,008)	(176,080)	(29,801)	(176)	(7,925)
Contract terminations:
Surrender benefits	(3,132,385)	(8,313,996)	(4,906,245)	(43,505)	(1,118,807)
Death benefits	(952,689)	(1,850,318)	(993,425)	—	(251,932)
Increase (decrease) from transactions	(4,552,751)	(9,518,721)	(5,915,399)	3,227,146	(1,266,658)
Net assets at beginning of year	32,128,877	95,536,227	61,007,102	366,409	15,420,735
Net assets at end of year	$29,097,573	$95,815,925	$67,843,906	$3,735,421	$15,944,650

Accumulation unit activity
Units outstanding at beginning of year	26,236,118	27,918,335	13,894,125	387,399	12,594,030
Units purchased	1,604,350	1,005,802	68,600	3,703,474	192,342
Units redeemed	(5,324,161)	(3,610,555)	(1,278,681)	(309,336)	(1,177,897)
Units outstanding at end of year	22,516,307	25,313,582	12,684,044	3,781,537	11,608,475

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(92,024)	$194,038	$67,781	$(338,583)	$(1,133,806)
Net realized gain (loss) on sales of investments	(512,514)	186,887	70,051	13,689	(1,198,088)
Distributions from capital gains	—	1,444,228	797,691	27,829	13,436,243
Net change in unrealized appreciation (depreciation) of investments	1,720,511	(478,989)	(235,363)	6,143,135	21,378,963
Net increase (decrease) in net assets resulting from operations	1,115,973	1,346,164	700,160	5,846,070	32,483,312

Contract transactions
Contract purchase payments	84,546	122,113	83,814	324,258	2,129,132
Net transfers(1)	(185,962)	(694,976)	(726,726)	(607,288)	(4,613,298)
Transfers for policy loans	(1,039)	4,557	660	(6,712)	8,331
Adjustments to net assets allocated to contracts in payment period	—	(11,646)	(4,305)	(9,793)	(47,988)
Contract charges	(6,547)	(10,774)	(6,472)	(33,367)	(66,312)
Contract terminations:
Surrender benefits	(770,433)	(1,614,520)	(1,029,073)	(3,438,061)	(7,820,569)
Death benefits	(42,968)	(336,142)	(158,464)	(384,103)	(2,263,305)
Increase (decrease) from transactions	(922,403)	(2,541,388)	(1,840,566)	(4,155,066)	(12,674,009)
Net assets at beginning of year	9,954,252	18,878,172	10,597,641	36,629,567	103,292,568
Net assets at end of year	$10,147,822	$17,682,948	$9,457,235	$38,320,571	$123,101,871

Accumulation unit activity
Units outstanding at beginning of year	8,247,175	7,439,427	4,379,034	19,003,021	37,551,702
Units purchased	149,876	67,284	34,509	220,718	665,299
Units redeemed	(877,421)	(1,065,058)	(789,405)	(2,215,843)	(4,655,928)
Units outstanding at end of year	7,519,630	6,441,653	3,624,138	17,007,896	33,561,073

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,150,235)	$(302,952)	$(11,607)	$(42,159)	$(190,627)
Net realized gain (loss) on sales of investments	(3,807,098)	(865,319)	(251,042)	229,679	(703,243)
Distributions from capital gains	—	—	154,713	—	—
Net change in unrealized appreciation (depreciation) of investments	14,001,482	1,636,808	561,374	13,919,391	9,090,869
Net increase (decrease) in net assets resulting from operations	9,044,149	468,537	453,438	14,106,911	8,196,999

Contract transactions
Contract purchase payments	783,164	307,915	96,919	3,319,533	153,179
Net transfers(1)	1,593,976	(1,255,884)	(153,317)	2,974,602	352,722
Transfers for policy loans	17,861	3,404	—	(20,095)	(2,855)
Adjustments to net assets allocated to contracts in payment period	76,127	(23,104)	11,648	(17,006)	(3,735)
Contract charges	(160,009)	(19,351)	(1,614)	(43,928)	(27,647)
Contract terminations:
Surrender benefits	(11,206,104)	(3,870,832)	(224,719)	(6,274,306)	(2,199,604)
Death benefits	(2,684,603)	(271,522)	(178,618)	(1,210,875)	(284,818)
Increase (decrease) from transactions	(11,579,588)	(5,129,374)	(449,701)	(1,272,075)	(2,012,758)
Net assets at beginning of year	126,018,115	36,734,266	2,295,030	85,386,232	18,661,976
Net assets at end of year	$123,482,676	$32,073,429	$2,298,767	$98,221,068	$24,846,217

Accumulation unit activity
Units outstanding at beginning of year	85,983,628	11,723,563	1,596,828	23,898,490	8,033,146
Units purchased	1,883,080	103,196	61,958	1,754,561	186,760
Units redeemed	(9,674,331)	(1,772,329)	(351,948)	(2,180,886)	(889,830)
Units outstanding at end of year	78,192,377	10,054,430	1,306,838	23,472,165	7,330,076

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Operations
Investment income (loss) — net	$(19,311)	$936,227	$(103,896)	$1,460,489	$(12,079)
Net realized gain (loss) on sales of investments	4,058	826,589	231,609	(1,158,227)	12,967
Distributions from capital gains	—	—	1,082,670	—	—
Net change in unrealized appreciation (depreciation) of investments	654,579	14,202,594	988,480	1,897,360	411,040
Net increase (decrease) in net assets resulting from operations	639,326	15,965,410	2,198,863	2,199,622	411,928

Contract transactions
Contract purchase payments	1,820,825	10,830,370	71,688	2,681,680	1,138,832
Net transfers(1)	536,403	3,121,125	(81,903)	7,051,266	429,266
Transfers for policy loans	—	1,288	(6,665)	1,887	—
Adjustments to net assets allocated to contracts in payment period	—	389,266	(6,417)	(5,907)	—
Contract charges	(541)	(42,816)	(5,231)	(15,785)	(707)
Contract terminations:
Surrender benefits	(36,042)	(7,763,226)	(1,138,309)	(3,845,022)	(29,601)
Death benefits	(41,736)	(4,106,614)	(269,519)	(985,909)	—
Increase (decrease) from transactions	2,278,909	2,429,393	(1,436,356)	4,882,210	1,537,790
Net assets at beginning of year	489,639	113,815,583	13,771,867	49,951,385	477,226
Net assets at end of year	$3,407,874	$132,210,386	$14,534,374	$57,033,217	$2,426,944

Accumulation unit activity
Units outstanding at beginning of year	609,554	88,215,273	5,342,739	49,715,333	550,417
Units purchased	2,734,257	10,819,265	25,553	9,598,342	1,511,491
Units redeemed	(414,428)	(9,423,362)	(540,306)	(4,852,431)	(30,732)
Units outstanding at end of year	2,929,383	89,611,176	4,827,986	54,461,244	2,031,176

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(239,033)	$114,585	$(493,139)	$10,671	$(116,244)
Net realized gain (loss) on sales of investments	522,945	311,872	1,023,542	525	(338,719)
Distributions from capital gains	—	—	—	—	609,672
Net change in unrealized appreciation (depreciation) of investments	11,337,753	1,379,979	17,126,752	19,309	812,664
Net increase (decrease) in net assets resulting from operations	11,621,665	1,806,436	17,657,155	30,505	967,373

Contract transactions
Contract purchase payments	1,650,598	1,056,454	378,346	304,997	238,620
Net transfers(1)	702,170	(32,911)	1,947,267	19,056	(917,873)
Transfers for policy loans	(1,578)	6,773	5,342	—	—
Adjustments to net assets allocated to contracts in payment period	(17,951)	(9,386)	(8,339)	—	—
Contract charges	(11,512)	(9,261)	(48,035)	(61)	(5,300)
Contract terminations:
Surrender benefits	(1,957,281)	(1,545,008)	(3,436,331)	(11,276)	(752,141)
Death benefits	(296,193)	(139,211)	(821,164)	(10,681)	(1,151,142)
Increase (decrease) from transactions	68,253	(672,550)	(1,982,914)	302,035	(2,587,836)
Net assets at beginning of year	22,289,861	19,075,426	43,310,938	41,692	11,621,587
Net assets at end of year	$33,979,779	$20,209,312	$58,985,179	$374,232	$10,001,124

Accumulation unit activity
Units outstanding at beginning of year	9,650,007	10,668,442	15,712,470	43,344	8,730,609
Units purchased	900,228	1,016,717	880,373	423,834	176,065
Units redeemed	(955,521)	(1,163,712)	(1,430,297)	(135,639)	(2,073,123)
Units outstanding at end of year	9,594,714	10,521,447	15,162,546	331,539	6,833,551

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl(2)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Operations
Investment income (loss) — net	$140,215	$329,240	$(68)	$(3,320)	$1,611
Net realized gain (loss) on sales of investments	3,217	3,076	7,272	(12,434)	(16,685)
Distributions from capital gains	—	—	16,823	50,027	62,895
Net change in unrealized appreciation (depreciation) of investments	954	(85,833)	479,290	51,704	138,423
Net increase (decrease) in net assets resulting from operations	144,386	246,483	503,317	85,977	186,244

Contract transactions
Contract purchase payments	2,050,225	6,076,160	64,875	517,860	1,895,254
Net transfers(1)	238,760	322,618	3,276,923	76,575	341,042
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(181)	(615)	(1,748)	(277)	(327)
Contract terminations:
Surrender benefits	(41,362)	(205,693)	(19,001)	(3,413)	(14,365)
Death benefits	(43,199)	(5,018)	(5,394)	(41,481)	(42,739)
Increase (decrease) from transactions	2,204,243	6,187,452	3,315,655	549,264	2,178,865
Net assets at beginning of year	887,185	2,272,940	—	394,109	596,758
Net assets at end of year	$3,235,814	$8,706,875	$3,818,972	$1,029,350	$2,961,867

Accumulation unit activity
Units outstanding at beginning of year	935,199	2,325,756	—	483,095	610,660
Units purchased	2,537,100	7,982,880	3,301,977	812,119	2,390,983
Units redeemed	(235,721)	(1,743,435)	(23,389)	(147,036)	(321,708)
Units outstanding at end of year	3,236,578	8,565,201	3,278,588	1,148,178	2,679,935

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(569,959)	$(249,386)	$(943)	$3,228,424	$(592,822)
Net realized gain (loss) on sales of investments	355,600	(1,593,620)	3,375	2,454,215	(14,104,439)
Distributions from capital gains	3,515,571	—	—	7,654,458	—
Net change in unrealized appreciation (depreciation) of investments	10,417,133	5,499,874	106,861	(18,558,050)	35,215,699
Net increase (decrease) in net assets resulting from operations	13,718,345	3,656,868	109,293	(5,220,953)	20,518,438

Contract transactions
Contract purchase payments	404,279	204,068	1,140,993	2,662,775	3,275,137
Net transfers(1)	(2,023,300)	26,809	196,489	(6,036,041)	(874,578)
Transfers for policy loans	(5,317)	184	—	17,236	19,310
Adjustments to net assets allocated to contracts in payment period	(104,603)	(17,473)	—	8,527	(9,005)
Contract charges	(31,208)	(18,993)	(485)	(79,670)	(31,501)
Contract terminations:
Surrender benefits	(5,103,739)	(2,144,205)	(12,872)	(13,095,261)	(3,839,304)
Death benefits	(788,515)	(211,549)	(35,613)	(2,517,699)	(643,990)
Increase (decrease) from transactions	(7,652,403)	(2,161,159)	1,288,512	(19,040,133)	(2,103,931)
Net assets at beginning of year	63,984,791	28,557,521	423,375	153,187,598	48,221,137
Net assets at end of year	$70,050,733	$30,053,230	$1,821,180	$128,926,512	$66,635,644

Accumulation unit activity
Units outstanding at beginning of year	29,550,481	8,687,944	438,816	35,725,316	19,127,522
Units purchased	231,267	115,926	1,523,620	673,877	1,555,529
Units redeemed	(3,358,394)	(729,494)	(269,384)	(5,524,467)	(2,162,085)
Units outstanding at end of year	26,423,354	8,074,376	1,693,052	30,874,726	18,520,966

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$123,494	$(67,009)	$(143,163)	$(83,720)	$927,616
Net realized gain (loss) on sales of investments	(492,275)	(391,905)	270,513	(149,885)	(1,496,328)
Distributions from capital gains	—	—	248,900	—	—
Net change in unrealized appreciation (depreciation) of investments	1,457,208	1,341,067	3,126,696	1,279,047	3,939,797
Net increase (decrease) in net assets resulting from operations	1,088,427	882,153	3,502,946	1,045,442	3,371,085

Contract transactions
Contract purchase payments	115,145	59,189	1,305,620	453,883	1,330,749
Net transfers(1)	(320,503)	(405,274)	216,708	254,144	(1,022,525)
Transfers for policy loans	5,738	1,615	7,304	18	7,729
Adjustments to net assets allocated to contracts in payment period	(2,549)	9,751	—	(49)	13,380
Contract charges	(13,196)	(9,039)	(5,843)	(1,987)	(45,914)
Contract terminations:
Surrender benefits	(1,028,621)	(628,292)	(897,546)	(368,237)	(4,458,273)
Death benefits	(143,854)	(164,661)	(210,042)	(180,492)	(845,225)
Increase (decrease) from transactions	(1,387,840)	(1,136,711)	416,201	157,280	(5,020,079)
Net assets at beginning of year	12,631,559	7,668,536	13,471,303	7,542,087	51,711,024
Net assets at end of year	$12,332,146	$7,413,978	$17,390,450	$8,744,809	$50,062,030

Accumulation unit activity
Units outstanding at beginning of year	10,342,018	5,709,340	4,438,590	6,788,245	28,885,610
Units purchased	137,066	62,128	585,460	767,157	798,944
Units redeemed	(1,254,409)	(862,844)	(466,518)	(647,892)	(3,512,243)
Units outstanding at end of year	9,224,675	4,908,624	4,557,532	6,907,510	26,172,311

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Operations
Investment income (loss) — net	$57,816	$1,371,278	$(131,328)	$(80,558)	$(2,195)
Net realized gain (loss) on sales of investments	(422,247)	(1,214,974)	34,344	39,639	4,144
Distributions from capital gains	—	—	1,794,273	—	—
Net change in unrealized appreciation (depreciation) of investments	975,568	2,498,188	146,844	1,616,454	206,343
Net increase (decrease) in net assets resulting from operations	611,137	2,654,492	1,844,133	1,575,535	208,292

Contract transactions
Contract purchase payments	34,832	4,163,667	2,167,064	83,484	1,813,230
Net transfers(1)	19,302	5,219,629	(504,586)	208,269	329,305
Transfers for policy loans	888	2,088	(7,296)	(2,333)	—
Adjustments to net assets allocated to contracts in payment period	(422)	—	(7,689)	(2,170)	—
Contract charges	(1,362)	(14,861)	(15,764)	(6,466)	(291)
Contract terminations:
Surrender benefits	(217,268)	(3,822,401)	(1,712,827)	(915,558)	(13,269)
Death benefits	(642,904)	(739,302)	(441,058)	(55,389)	(59,782)
Increase (decrease) from transactions	(806,934)	4,808,820	(522,156)	(690,163)	2,069,193
Net assets at beginning of year	5,604,815	52,772,850	23,142,670	9,302,570	274,802
Net assets at end of year	$5,409,018	$60,236,162	$24,464,647	$10,187,942	$2,552,287

Accumulation unit activity
Units outstanding at beginning of year	4,495,446	54,368,697	5,651,631	4,961,061	269,952
Units purchased	484,700	9,884,784	1,163,426	155,280	2,346,093
Units redeemed	(1,094,053)	(5,028,443)	(754,885)	(493,935)	(475,310)
Units outstanding at end of year	3,886,093	59,225,038	6,060,172	4,622,406	2,140,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$16,728	$(4,308)	$(367,667)	$(107,922)	$(84,984)
Net realized gain (loss) on sales of investments	(10,269)	3,197	1,207,144	493,134	(115,970)
Distributions from capital gains	166,739	—	2,195,371	988,753	—
Net change in unrealized appreciation (depreciation) of investments	516,026	233,836	13,009,176	5,768,083	1,880,305
Net increase (decrease) in net assets resulting from operations	689,224	232,725	16,044,024	7,142,048	1,679,351

Contract transactions
Contract purchase payments	4,305,556	1,394,095	238,843	2,013,995	82,426
Net transfers(1)	626,543	19,412	(242,132)	(289,434)	(157,623)
Transfers for policy loans	—	—	26,707	16,646	(1,221)
Adjustments to net assets allocated to contracts in payment period	—	—	(96,073)	(7,038)	(6,821)
Contract charges	(747)	(165)	(30,491)	(16,189)	(3,131)
Contract terminations:
Surrender benefits	(59,191)	(2,197)	(4,935,557)	(2,116,482)	(845,428)
Death benefits	(170,576)	—	(1,321,037)	(329,049)	(27,841)
Increase (decrease) from transactions	4,701,585	1,411,145	(6,359,740)	(727,551)	(959,639)
Net assets at beginning of year	1,755,770	26,657	67,887,266	29,066,321	10,011,437
Net assets at end of year	$7,146,579	$1,670,527	$77,571,550	$35,480,818	$10,731,149

Accumulation unit activity
Units outstanding at beginning of year	1,743,796	29,184	13,259,614	7,391,621	1,702,158
Units purchased	5,259,731	2,267,262	47,457	2,431,573	13,195
Units redeemed	(800,746)	(801,216)	(1,170,502)	(965,527)	(166,007)
Units outstanding at end of year	6,202,781	1,495,230	12,136,569	8,857,667	1,549,346

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(189,531)	$157,749	$(314,762)	$(7,560,892)	$(3,897,971)
Net realized gain (loss) on sales of investments	(1,341,600)	320,155	(438,280)	49,793,135	31,974,076
Distributions from capital gains	—	685,181	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,801,129	757,797	3,273,418	71,488,050	35,201,396
Net increase (decrease) in net assets resulting from operations	269,998	1,920,882	2,520,376	113,720,293	63,277,501

Contract transactions
Contract purchase payments	131,440	56,331	1,301,837	32,651,390	3,850,156
Net transfers(1)	(1,998,064)	(76,581)	1,226,441	(39,984,129)	(15,196,666)
Transfers for policy loans	(1,697)	1,714	(2,669)	170,766	37,372
Adjustments to net assets allocated to contracts in payment period	—	(16,928)	—	(45,534)	—
Contract charges	(6,227)	(3,509)	(9,147)	(3,829,829)	(2,153,271)
Contract terminations:
Surrender benefits	(1,405,938)	(745,427)	(2,652,483)	(49,989,037)	(33,928,750)
Death benefits	(158,822)	(109,126)	(269,345)	(8,879,020)	(2,310,888)
Increase (decrease) from transactions	(3,439,308)	(893,526)	(405,366)	(69,905,393)	(49,702,047)
Net assets at beginning of year	20,670,965	10,107,318	27,791,285	745,332,291	417,888,455
Net assets at end of year	$17,501,655	$11,134,674	$29,906,295	$789,147,191	$431,463,909

Accumulation unit activity
Units outstanding at beginning of year	25,465,571	2,165,547	28,069,668	353,189,740	195,567,016
Units purchased	178,817	24,530	3,006,810	18,094,606	2,560,531
Units redeemed	(4,440,088)	(197,135)	(3,394,366)	(47,596,582)	(24,241,294)
Units outstanding at end of year	21,204,300	1,992,942	27,682,112	323,687,764	173,886,253

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,578,937)	$(2,882,039)	$(2,182,104)	$(3,436,923)	$(5,460,446)
Net realized gain (loss) on sales of investments	4,254,856	7,694,859	1,368,065	3,091,411	269,554
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	31,660,461	16,195,936	24,240,754	44,368,796	39,819,965
Net increase (decrease) in net assets resulting from operations	31,336,380	21,008,756	23,426,715	44,023,284	34,629,073

Contract transactions
Contract purchase payments	8,166,753	320,318	532,955	5,572,904	4,563,801
Net transfers(1)	10,997,395	4,418,656	13,153,740	(2,215,445)	3,814,012
Transfers for policy loans	11,871	23,233	5,755	430	9,307
Adjustments to net assets allocated to contracts in payment period	(102,471)	—	(7,387)	(48,964)	(22,191)
Contract charges	(4,040,948)	(2,198,473)	(3,689,270)	(5,563,555)	(9,487,020)
Contract terminations:
Surrender benefits	(48,298,066)	(34,489,089)	(8,688,265)	(12,266,638)	(47,983,167)
Death benefits	(13,226,081)	(8,565,114)	(1,843,881)	(1,520,336)	(7,879,842)
Increase (decrease) from transactions	(46,491,547)	(40,490,469)	(536,353)	(16,041,604)	(56,985,100)
Net assets at beginning of year	453,757,110	309,416,320	209,643,363	338,221,212	548,638,965
Net assets at end of year	$438,601,943	$289,934,607	$232,533,725	$366,202,892	$526,282,938

Accumulation unit activity
Units outstanding at beginning of year	364,057,563	246,692,247	196,285,934	289,530,601	510,679,345
Units purchased	17,778,123	3,756,888	12,801,416	8,101,797	20,238,693
Units redeemed	(54,207,584)	(35,085,576)	(13,249,793)	(21,267,259)	(72,611,913)
Units outstanding at end of year	327,628,102	215,363,559	195,837,557	276,365,139	458,306,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(11,005,252)	$(99,076,462)	$(111,900,425)	$(63,252,979)	$(46,408,888)
Net realized gain (loss) on sales of investments	20,715,314	229,224,709	335,899,978	212,565,035	297,810,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	82,228,480	1,142,663,417	955,847,612	563,163,625	300,048,867
Net increase (decrease) in net assets resulting from operations	91,938,542	1,272,811,664	1,179,847,165	712,475,681	551,450,466

Contract transactions
Contract purchase payments	4,253,569	16,997,454	39,585,097	103,983,427	5,870,450
Net transfers(1)	3,700,351	(44,268,591)	(97,982,335)	166,516,439	18,870,169
Transfers for policy loans	(36,262)	23,015	(32,011)	95,890	277,045
Adjustments to net assets allocated to contracts in payment period	(109,678)	(162,610)	125,895	(248,808)	—
Contract charges	(17,804,686)	(167,389,262)	(186,915,793)	(70,644,546)	(37,759,131)
Contract terminations:
Surrender benefits	(71,911,628)	(468,345,058)	(742,849,567)	(525,716,853)	(438,989,203)
Death benefits	(17,895,736)	(57,454,157)	(102,235,394)	(96,818,316)	(97,920,141)
Increase (decrease) from transactions	(99,804,070)	(720,599,209)	(1,090,304,108)	(422,832,767)	(549,650,811)
Net assets at beginning of year	1,094,440,598	9,852,364,491	11,208,243,941	6,245,287,406	4,942,959,274
Net assets at end of year	$1,086,575,070	$10,404,576,946	$11,297,786,998	$6,534,930,320	$4,944,758,929

Accumulation unit activity
Units outstanding at beginning of year	938,364,051	7,214,937,167	8,355,741,886	3,731,168,083	2,930,321,505
Units purchased	41,678,760	144,870,290	201,381,194	170,978,714	15,466,745
Units redeemed	(125,097,080)	(650,335,568)	(1,000,784,915)	(411,250,196)	(325,677,645)
Units outstanding at end of year	854,945,731	6,709,471,889	7,556,338,165	3,490,896,601	2,620,110,605

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Operations
Investment income (loss) — net	$(20,960,851)	$(12,100,878)	$(10,408,643)	$(7,942,928)	$216,561
Net realized gain (loss) on sales of investments	147,698,640	104,020,729	32,101,439	44,602,183	(340,520)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	145,760,560	76,870,038	69,654,283	36,847,861	867,894
Net increase (decrease) in net assets resulting from operations	272,498,349	168,789,889	91,347,079	73,507,116	743,935

Contract transactions
Contract purchase payments	61,894,499	8,230,838	23,155,088	940,661	1,713,619
Net transfers(1)	(143,626,507)	(42,412,202)	702,773	(1,678,269)	1,177,268
Transfers for policy loans	18,112	(56,140)	24,494	31,030	217
Adjustments to net assets allocated to contracts in payment period	(284,558)	—	97,739	—	—
Contract charges	(10,164,166)	(5,809,035)	(8,258,053)	(5,572,457)	(20,118)
Contract terminations:
Surrender benefits	(161,080,249)	(120,676,822)	(81,860,321)	(77,927,394)	(812,477)
Death benefits	(21,473,704)	(12,078,084)	(29,800,483)	(24,983,666)	(281,115)
Increase (decrease) from transactions	(274,716,573)	(172,801,445)	(95,938,763)	(109,190,095)	1,777,394
Net assets at beginning of year	2,119,615,610	1,312,157,046	1,025,805,453	843,639,695	13,251,918
Net assets at end of year	$2,117,397,386	$1,308,145,490	$1,021,213,769	$807,956,716	$15,773,247

Accumulation unit activity
Units outstanding at beginning of year	1,127,205,675	689,542,042	712,620,514	581,044,419	12,422,804
Units purchased	33,287,609	4,101,012	24,284,852	1,719,630	2,889,972
Units redeemed	(170,157,107)	(89,694,891)	(88,903,304)	(74,218,300)	(1,202,813)
Units outstanding at end of year	990,336,177	603,948,163	648,002,062	508,545,749	14,109,963

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$(120,269)	$(163,432)	$13,132	$(272,347)	$199,847
Net realized gain (loss) on sales of investments	748,111	2,339,928	(235,214)	(504,829)	(68,098)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,590,503	1,604,860	2,765,971	4,829,890	3,307,113
Net increase (decrease) in net assets resulting from operations	2,218,345	3,781,356	2,543,889	4,052,714	3,438,862

Contract transactions
Contract purchase payments	308,256	64,362	603,522	879,142	1,171,799
Net transfers(1)	141,470	(415,677)	2,515,960	(793,183)	25,853
Transfers for policy loans	(2,598)	14,494	101	(12,045)	206
Adjustments to net assets allocated to contracts in payment period	—	(5,067)	—	—	—
Contract charges	(11,342)	(34,499)	(25,835)	(24,852)	(19,659)
Contract terminations:
Surrender benefits	(1,140,605)	(2,139,909)	(629,930)	(1,755,503)	(1,199,746)
Death benefits	(115,909)	(329,214)	(66,588)	(385,586)	(1,256,475)
Increase (decrease) from transactions	(820,728)	(2,845,510)	2,397,230	(2,092,027)	(1,278,022)
Net assets at beginning of year	10,090,334	17,356,032	15,089,897	31,851,194	22,303,750
Net assets at end of year	$11,487,951	$18,291,878	$20,031,016	$33,811,881	$24,464,590

Accumulation unit activity
Units outstanding at beginning of year	3,470,422	6,635,410	10,608,988	20,431,865	18,872,159
Units purchased	155,049	64,719	1,989,708	609,605	1,222,459
Units redeemed	(414,687)	(1,036,963)	(469,595)	(1,899,321)	(2,229,111)
Units outstanding at end of year	3,210,784	5,663,166	12,129,101	19,142,149	17,865,507

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(155,988)	$(113,552)	$(399,920)	$(2,990,686)	$(34,054,592)
Net realized gain (loss) on sales of investments	(37,569)	85,675	3,168,574	1,525,315	34,522,187
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,033,088	1,041,619	1,825,394	29,951,884	505,577,431
Net increase (decrease) in net assets resulting from operations	839,531	1,013,742	4,594,048	28,486,513	506,045,026

Contract transactions
Contract purchase payments	1,238,627	553,396	294,428	4,049,696	10,175,065
Net transfers(1)	539,253	(431,385)	307,913	12,398,063	48,374,854
Transfers for policy loans	114	83	688	888	6,319
Adjustments to net assets allocated to contracts in payment period	—	—	(36,954)	(18,962)	—
Contract charges	(25,566)	(18,999)	(93,595)	(4,598,699)	(59,981,855)
Contract terminations:
Surrender benefits	(622,049)	(346,015)	(4,039,812)	(17,781,399)	(130,090,437)
Death benefits	(401,515)	(135,771)	(858,101)	(3,709,241)	(19,298,932)
Increase (decrease) from transactions	728,864	(378,691)	(4,425,433)	(9,659,654)	(150,814,986)
Net assets at beginning of year	14,255,621	10,580,861	47,331,726	282,912,330	3,322,897,778
Net assets at end of year	$15,824,016	$11,215,912	$47,500,341	$301,739,189	$3,678,127,818

Accumulation unit activity
Units outstanding at beginning of year	5,632,415	4,738,678	13,574,106	252,348,696	2,536,094,482
Units purchased	852,830	346,019	203,454	15,315,517	61,144,997
Units redeemed	(579,120)	(487,825)	(1,412,610)	(23,303,952)	(170,434,576)
Units outstanding at end of year	5,906,125	4,596,872	12,364,950	244,360,261	2,426,804,903

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(17,726,277)	$(1,363,411)	$(594,273)	$416,229
Net realized gain (loss) on sales of investments	17,764,885	(12,786,089)	(4,504,542)	(416,284)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	214,728,450	43,103,918	20,328,679	869,057
Net increase (decrease) in net assets resulting from operations	214,767,058	28,954,418	15,229,864	869,002

Contract transactions
Contract purchase payments	13,516,603	1,662,663	1,693,652	741,534
Net transfers(1)	13,214,019	(2,828,592)	(1,623,359)	(1,009,065)
Transfers for policy loans	4,828	20,803	37,508	—
Adjustments to net assets allocated to contracts in payment period	(45,475)	(63,492)	(961)	—
Contract charges	(28,927,465)	(132,939)	(106,862)	(2,839)
Contract terminations:
Surrender benefits	(79,373,918)	(13,570,909)	(9,289,644)	(579,588)
Death benefits	(14,727,649)	(1,836,252)	(1,390,360)	(98,765)
Increase (decrease) from transactions	(96,339,057)	(16,748,718)	(10,680,026)	(948,723)
Net assets at beginning of year	1,742,584,184	147,223,126	100,085,453	10,760,413
Net assets at end of year	$1,861,012,185	$159,428,826	$104,635,291	$10,680,692

Accumulation unit activity
Units outstanding at beginning of year	1,428,098,853	36,059,676	33,274,331	9,922,168
Units purchased	29,652,615	413,855	600,682	764,069
Units redeemed	(105,059,139)	(4,047,204)	(3,815,336)	(1,650,086)
Units outstanding at end of year	1,352,692,329	32,426,327	30,059,677	9,036,151

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$142,208	$2,188,721	$(1,303,215)	$166,546	$(79,939)
Net realized gain (loss) on sales of investments	(28,618)	(1,010,065)	776,459	1,768,871	97,795
Distributions from capital gains	3,139,433	—	15,968,884	12,145,689	909,965
Net change in unrealized appreciation or depreciation of investments	(5,489,637)	(12,857,394)	(61,013,424)	(18,467,069)	(4,060,706)
Net increase (decrease) in net assets resulting from operations	(2,236,614)	(11,678,738)	(45,571,296)	(4,385,963)	(3,132,885)

Contract transactions
Contract purchase payments	374,778	794,409	9,800,639	1,650,583	167,881
Net transfers(1)	(709,184)	440,699	1,762,249	(1,226,808)	(395,358)
Transfers for policy loans	—	63,479	(21,020)	26,820	3,180
Adjustments to net assets allocated to contracts in payment period	—	17,261	(19,615)	(32,913)	(3,297)
Contract charges	(3,260)	(87,519)	(37,958)	(49,846)	(5,953)
Contract terminations:
Surrender benefits	(312,302)	(5,156,878)	(5,613,469)	(5,224,981)	(539,449)
Death benefits	(72,875)	(803,608)	(1,354,978)	(809,134)	(41,232)
Increase (decrease) from transactions	(722,843)	(4,732,157)	4,515,848	(5,666,279)	(814,228)
Net assets at beginning of year	11,850,275	81,262,397	152,637,108	82,839,832	11,644,531
Net assets at end of year	$8,890,818	$64,851,502	$111,581,660	$72,787,590	$7,697,418

Accumulation unit activity
Units outstanding at beginning of year	8,157,136	46,915,184	24,174,740	23,359,333	3,296,179
Units purchased	321,215	1,067,618	2,769,575	687,049	214,742
Units redeemed	(872,477)	(4,250,150)	(1,895,865)	(2,277,584)	(446,110)
Units outstanding at end of year	7,605,874	43,732,652	25,048,450	21,768,798	3,064,811

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(44,954)	$615,803	$(407,766)	$(832,274)	$1,442,504
Net realized gain (loss) on sales of investments	259,390	(1,960,227)	1,051,444	(1,311,579)	575,843
Distributions from capital gains	2,388,319	—	8,285,164	14,078,742	—
Net change in unrealized appreciation or depreciation of investments	(6,902,765)	(1,966,346)	(20,592,127)	(53,586,450)	2,724,142
Net increase (decrease) in net assets resulting from operations	(4,300,010)	(3,310,770)	(11,663,285)	(41,651,561)	4,742,489

Contract transactions
Contract purchase payments	88,733	254,857	279,313	2,516,798	1,981,619
Net transfers(1)	(356,660)	69,717	(1,323,374)	(4,800,626)	8,562,234
Transfers for policy loans	2,775	9,174	2,854	(2,893)	(48,961)
Adjustments to net assets allocated to contracts in payment period	(45,065)	(12,721)	(9,933)	(17,277)	(6,657)
Contract charges	(12,909)	(26,452)	(26,936)	(40,517)	(17,424)
Contract terminations:
Surrender benefits	(1,185,691)	(1,692,720)	(4,096,433)	(5,517,350)	(2,107,384)
Death benefits	(477,661)	(336,868)	(292,262)	(1,152,712)	(507,579)
Increase (decrease) from transactions	(1,986,478)	(1,735,013)	(5,466,771)	(9,014,577)	7,855,848
Net assets at beginning of year	24,847,988	26,282,686	55,857,530	122,034,800	29,707,330
Net assets at end of year	$18,561,500	$21,236,903	$38,727,474	$71,368,662	$42,305,667

Accumulation unit activity
Units outstanding at beginning of year	6,569,790	14,752,496	11,268,737	21,888,208	31,011,401
Units purchased	28,257	439,801	87,309	665,638	9,450,037
Units redeemed	(636,051)	(1,586,024)	(1,402,397)	(2,844,276)	(2,416,151)
Units outstanding at end of year	5,961,996	13,606,273	9,953,649	19,709,570	38,045,287

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$45,913	$84,259	$475,999	$(401,601)	$370,007
Net realized gain (loss) on sales of investments	13,397	194,577	800,709	1,489,143	1,274,836
Distributions from capital gains	1,089,967	2,839,164	5,462,523	4,903,698	2,350,156
Net change in unrealized appreciation or depreciation of investments	(3,504,847)	(9,223,938)	(7,748,949)	(25,033,247)	(4,107,048)
Net increase (decrease) in net assets resulting from operations	(2,355,570)	(6,105,938)	(1,009,718)	(19,042,007)	(112,049)

Contract transactions
Contract purchase payments	49,678	389,288	1,164,764	305,072	204,558
Net transfers(1)	(276,579)	(800,640)	1,361,593	(2,052,296)	549,723
Transfers for policy loans	13,579	7,263	(5,274)	4,677	10,778
Adjustments to net assets allocated to contracts in payment period	(4,477)	(12,256)	(17,418)	(12,484)	(32,185)
Contract charges	(1,711)	(13,197)	(22,173)	(29,468)	(5,987)
Contract terminations:
Surrender benefits	(443,512)	(1,620,099)	(3,312,634)	(2,696,279)	(2,188,984)
Death benefits	(89,691)	(186,154)	(681,070)	(373,386)	(821,000)
Increase (decrease) from transactions	(752,713)	(2,235,795)	(1,512,212)	(4,854,164)	(2,283,097)
Net assets at beginning of year	9,340,897	24,399,573	42,770,667	60,002,069	30,851,432
Net assets at end of year	$6,232,614	$16,057,840	$40,248,737	$36,105,898	$28,456,286

Accumulation unit activity
Units outstanding at beginning of year	3,596,752	8,507,169	12,840,911	9,890,390	6,246,189
Units purchased	31,847	300,313	904,355	107,930	157,472
Units redeemed	(411,230)	(1,199,601)	(1,296,791)	(1,101,470)	(625,307)
Units outstanding at end of year	3,217,369	7,607,881	12,448,475	8,896,850	5,778,354

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III(2)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv(2)	Calvert VP EAFE Intl Index, Cl F(2)
Operations
Investment income (loss) — net	$1,735,204	$4,664	$(819,874)	$(787)	$33,613
Net realized gain (loss) on sales of investments	5,557,263	1,253	(2,095,170)	44	(3,636)
Distributions from capital gains	13,909,387	949	1,214,202	—	—
Net change in unrealized appreciation or depreciation of investments	(22,297,262)	(6,063)	(13,871,502)	(11,064)	42,862
Net increase (decrease) in net assets resulting from operations	(1,095,408)	803	(15,572,344)	(11,807)	72,839

Contract transactions
Contract purchase payments	6,042,443	310,263	4,599,452	221,217	895,949
Net transfers(1)	13,949,806	19,104	(3,124,386)	30,769	247,476
Transfers for policy loans	11,175	—	5,905	—	—
Adjustments to net assets allocated to contracts in payment period	(35,782)	—	(37,409)	—	—
Contract charges	(92,065)	—	(30,937)	—	(5)
Contract terminations:
Surrender benefits	(14,224,174)	(1,017)	(4,474,486)	(983)	(2,643)
Death benefits	(2,603,179)	—	(1,831,584)	—	(132,163)
Increase (decrease) from transactions	3,048,224	328,350	(4,893,445)	251,003	1,008,614
Net assets at beginning of year	178,572,777	—	92,142,404	—	—
Net assets at end of year	$180,525,593	$329,153	$71,676,615	$239,196	$1,081,453

Accumulation unit activity
Units outstanding at beginning of year	49,692,087	—	51,484,473	—	—
Units purchased	6,148,586	436,827	2,898,244	299,009	1,765,105
Units redeemed	(4,813,565)	(95,679)	(6,151,305)	(41,494)	(659,188)
Units outstanding at end of year	51,027,108	341,148	48,231,412	257,515	1,105,917

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Calvert VP Nasdaq 100 Index, Cl F(2)	Calv VP Russ 2000 Sm Cap Ind, Cl F(2)	Calvert VP SRI Bal, Cl F(2)	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(3,107)	$4,768	$1,813	$69,475	$(155,813)
Net realized gain (loss) on sales of investments	(4,696)	3,329	(355)	491,566	40,967
Distributions from capital gains	70,382	114,902	20,156	1,980,801	329,186
Net change in unrealized appreciation or depreciation of investments	(220,325)	(120,591)	(22,071)	(6,571,833)	(6,760,632)
Net increase (decrease) in net assets resulting from operations	(157,746)	2,408	(457)	(4,029,991)	(6,546,292)

Contract transactions
Contract purchase payments	1,911,220	1,198,665	211,466	97,487	131,645
Net transfers(1)	180,676	353,589	115,799	(700,217)	(251,724)
Transfers for policy loans	—	—	—	15,969	3,397
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,520)	(5,289)
Contract charges	(5)	(5)	—	(17,783)	(12,637)
Contract terminations:
Surrender benefits	(5,090)	(3,675)	(379)	(1,542,082)	(913,437)
Death benefits	—	(76,336)	—	(236,252)	(113,298)
Increase (decrease) from transactions	2,086,801	1,472,238	326,886	(2,387,398)	(1,161,343)
Net assets at beginning of year	—	—	—	25,774,563	22,500,291
Net assets at end of year	$1,929,055	$1,474,646	$326,429	$19,357,174	$14,792,656

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	9,171,894	4,823,672
Units purchased	2,796,161	2,091,584	344,273	114,757	96,089
Units redeemed	(523,203)	(537,118)	(171)	(1,062,132)	(418,869)
Units outstanding at end of year	2,272,958	1,554,466	344,102	8,224,519	4,500,892

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(472,632)	$(5,667,745)	$5,833,334	$(1,273,410)	$(470,093)
Net realized gain (loss) on sales of investments	(227,249)	24,498,994	(55,742)	6,181,148	1,794,592
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,170,091)	(129,741,871)	(4,757,238)	(32,995,668)	(11,093,525)
Net increase (decrease) in net assets resulting from operations	(7,869,972)	(110,910,622)	1,020,354	(28,087,930)	(9,769,026)

Contract transactions
Contract purchase payments	42,986,134	3,542,582	2,153,928	7,874,497	5,137,343
Net transfers(1)	3,888,612	4,408,714	11,329,932	(317,296)	(260,574)
Transfers for policy loans	103	17,147	(2,002)	(7,687)	(22,176)
Adjustments to net assets allocated to contracts in payment period	—	296,144	—	(39,802)	—
Contract charges	(43,375)	(273,506)	(6,380)	(78,319)	(22,217)
Contract terminations:
Surrender benefits	(2,124,799)	(35,968,511)	(706,770)	(7,137,984)	(2,026,375)
Death benefits	(770,924)	(14,866,758)	(182,473)	(1,604,944)	(321,547)
Increase (decrease) from transactions	43,935,751	(42,844,188)	12,586,235	(1,311,535)	2,484,454
Net assets at beginning of year	25,050,636	643,716,370	11,016,155	143,414,084	48,058,472
Net assets at end of year	$61,116,415	$489,961,560	$24,622,744	$114,014,619	$40,773,900

Accumulation unit activity
Units outstanding at beginning of year	23,655,714	198,848,512	15,751,668	46,001,392	10,167,995
Units purchased	49,938,527	3,453,074	15,232,875	3,672,388	1,356,448
Units redeemed	(3,504,403)	(19,132,512)	(1,075,892)	(4,044,175)	(796,152)
Units outstanding at end of year	70,089,838	183,169,074	29,908,651	45,629,605	10,728,291

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(3,375,895)	$(977,074)	$(3,765,145)	$312,186	$(552,174)
Net realized gain (loss) on sales of investments	24,205,485	2,602,411	24,998,900	(601,079)	(2,671,843)
Distributions from capital gains	—	—	—	—	15,667,877
Net change in unrealized appreciation or depreciation of investments	(99,350,460)	(3,445,190)	(30,525,369)	(1,910,395)	(35,663,985)
Net increase (decrease) in net assets resulting from operations	(78,520,870)	(1,819,853)	(9,291,614)	(2,199,288)	(23,220,125)

Contract transactions
Contract purchase payments	1,997,005	12,393,416	2,683,512	690,398	4,207,838
Net transfers(1)	(5,401,646)	11,091,874	7,145,549	(1,669,446)	2,439,086
Transfers for policy loans	171,170	3,167	66,030	1,451	1,960
Adjustments to net assets allocated to contracts in payment period	(554,688)	22,910	(183,194)	(292)	(320)
Contract charges	(304,458)	(32,626)	(308,861)	(3,696)	(23,595)
Contract terminations:
Surrender benefits	(22,098,187)	(4,433,179)	(28,595,190)	(594,151)	(1,664,074)
Death benefits	(4,725,042)	(2,154,880)	(6,111,367)	(153,871)	(1,197,484)
Increase (decrease) from transactions	(30,915,846)	16,890,682	(25,303,521)	(1,729,607)	3,763,411
Net assets at beginning of year	411,738,866	82,698,647	432,847,667	13,330,036	66,168,764
Net assets at end of year	$302,302,150	$97,769,476	$398,252,532	$9,401,141	$46,712,050

Accumulation unit activity
Units outstanding at beginning of year	105,497,931	27,966,385	112,747,565	11,854,409	37,967,701
Units purchased	826,015	8,683,971	3,196,762	709,305	5,078,657
Units redeemed	(10,003,753)	(2,665,847)	(9,489,113)	(2,475,528)	(2,580,483)
Units outstanding at end of year	96,320,193	33,984,509	106,455,214	10,088,186	40,465,875

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(806,813)	$188,742	$1,257,673	$184,719	$354,288
Net realized gain (loss) on sales of investments	(2,316,586)	(250,545)	(2,513,583)	—	522
Distributions from capital gains	24,565,511	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(60,150,237)	(1,404,133)	(7,067,054)	1	(521)
Net increase (decrease) in net assets resulting from operations	(38,708,125)	(1,465,936)	(8,322,964)	184,720	354,289

Contract transactions
Contract purchase payments	964,679	824,785	261,920	25,787,765	2,151,673
Net transfers(1)	(1,628,758)	(163,986)	(1,223,664)	46,647,080	49,565,781
Transfers for policy loans	35,009	(4,755)	7,657	(32,950)	86,066
Adjustments to net assets allocated to contracts in payment period	(29,039)	(538)	(36,106)	(939)	(39,240)
Contract charges	(82,321)	(1,634)	(80,218)	(51,785)	(110,550)
Contract terminations:
Surrender benefits	(5,791,803)	(483,626)	(4,084,429)	(16,608,776)	(25,148,879)
Death benefits	(965,320)	(34,475)	(1,081,580)	(2,769,800)	(1,643,778)
Increase (decrease) from transactions	(7,497,553)	135,771	(6,236,420)	52,970,595	24,861,073
Net assets at beginning of year	117,349,831	9,990,569	59,978,891	93,665,809	110,389,769
Net assets at end of year	$71,144,153	$8,660,404	$45,419,507	$146,821,124	$135,605,131

Accumulation unit activity
Units outstanding at beginning of year	35,030,758	9,728,691	35,881,569	102,600,310	101,435,080
Units purchased	468,941	1,359,419	448,867	80,477,527	49,367,346
Units redeemed	(3,577,942)	(1,224,728)	(4,515,493)	(22,312,827)	(25,023,448)
Units outstanding at end of year	31,921,757	9,863,382	31,814,943	160,765,010	125,778,978

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,889,448	$5,413,130	$1,031,752	$3,414,818	$1,098,411
Net realized gain (loss) on sales of investments	(869,098)	(1,817,490)	(720,948)	(3,440,918)	(2,018,034)
Distributions from capital gains	339,391	915,434	920,474	2,846,426	39,458
Net change in unrealized appreciation or depreciation of investments	(7,669,178)	(21,720,233)	(4,372,608)	(12,976,127)	(11,521,960)
Net increase (decrease) in net assets resulting from operations	(6,309,437)	(17,209,159)	(3,141,330)	(10,155,801)	(12,402,125)

Contract transactions
Contract purchase payments	3,301,995	649,744	2,160,179	387,315	6,606,695
Net transfers(1)	(2,828,034)	(5,302,494)	17,609	(3,282,378)	(4,117,760)
Transfers for policy loans	(508)	16,040	44	21,241	1,354
Adjustments to net assets allocated to contracts in payment period	—	(139,155)	—	(19,109)	(4,654)
Contract charges	(13,109)	(84,088)	(6,161)	(121,675)	(23,592)
Contract terminations:
Surrender benefits	(2,908,626)	(10,518,713)	(1,558,524)	(6,720,879)	(3,559,432)
Death benefits	(430,592)	(2,540,791)	(475,653)	(1,712,716)	(1,156,283)
Increase (decrease) from transactions	(2,878,874)	(17,919,457)	137,494	(11,448,201)	(2,253,672)
Net assets at beginning of year	54,018,550	153,394,467	27,880,687	94,708,370	70,443,904
Net assets at end of year	$44,830,239	$118,265,851	$24,876,851	$73,104,368	$55,788,107

Accumulation unit activity
Units outstanding at beginning of year	28,937,529	50,238,066	15,561,618	37,713,907	50,375,027
Units purchased	2,199,693	245,183	1,588,221	192,779	5,487,916
Units redeemed	(3,922,672)	(6,692,808)	(1,509,601)	(5,174,657)	(7,192,260)
Units outstanding at end of year	27,214,550	43,790,441	15,640,238	32,732,029	48,670,683

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$5,201,809	$(938,991)	$(1,044,931)	$(420,578)	$(5,000,673)
Net realized gain (loss) on sales of investments	(6,693,335)	4,153,707	11,421,930	(179,976)	27,057,275
Distributions from capital gains	162,126	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(50,380,220)	(39,339,907)	(62,192,739)	(6,797,145)	(134,908,925)
Net increase (decrease) in net assets resulting from operations	(51,709,620)	(36,125,191)	(51,815,740)	(7,397,699)	(112,852,323)

Contract transactions
Contract purchase payments	1,211,600	9,281,988	720,111	27,806,126	4,627,024
Net transfers(1)	(11,175,330)	(560,254)	(4,262,390)	5,811,381	6,990,579
Transfers for policy loans	23,534	10,028	81,034	(4,693)	28,464
Adjustments to net assets allocated to contracts in payment period	(196,640)	—	9,088	—	(131,300)
Contract charges	(296,414)	(50,877)	(95,703)	(37,693)	(214,291)
Contract terminations:
Surrender benefits	(19,991,335)	(6,571,245)	(9,490,856)	(945,553)	(31,274,221)
Death benefits	(5,751,004)	(1,347,936)	(1,737,024)	(1,798,098)	(8,541,080)
Increase (decrease) from transactions	(36,175,589)	761,704	(14,775,740)	30,831,470	(28,514,825)
Net assets at beginning of year	306,148,076	111,804,561	168,058,077	26,666,812	595,822,984
Net assets at end of year	$218,262,867	$76,441,074	$101,466,597	$50,100,583	$454,455,836

Accumulation unit activity
Units outstanding at beginning of year	145,682,426	19,442,602	47,378,391	23,421,479	149,902,952
Units purchased	679,319	2,460,104	275,581	34,300,427	4,624,360
Units redeemed	(19,968,864)	(2,272,901)	(5,538,876)	(3,212,803)	(12,701,261)
Units outstanding at end of year	126,392,881	19,629,805	42,115,096	54,509,103	141,826,051

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2(2)
Operations
Investment income (loss) — net	$(340,949)	$166,870	$(97,858)	$(113,945)	$(988)
Net realized gain (loss) on sales of investments	(614,318)	(925,853)	(629,293)	22,823	(1)
Distributions from capital gains	—	360,214	2,359,032	3,886,452	—
Net change in unrealized appreciation or depreciation of investments	(4,022,767)	(4,164,409)	(7,532,070)	(13,610,610)	(605)
Net increase (decrease) in net assets resulting from operations	(4,978,034)	(4,563,178)	(5,900,189)	(9,815,280)	(1,594)

Contract transactions
Contract purchase payments	9,329,578	361,923	3,369,015	577,845	457,621
Net transfers(1)	8,580,789	(1,815,943)	229,971	(400,204)	47,034
Transfers for policy loans	135	1,537	1,833	24,946	—
Adjustments to net assets allocated to contracts in payment period	(2,942)	(31,753)	(9,150)	(58,805)	—
Contract charges	(35,024)	(4,583)	(15,991)	(36,194)	—
Contract terminations:
Surrender benefits	(5,011,715)	(626,523)	(2,208,292)	(3,206,067)	(2,290)
Death benefits	(1,278,178)	(289,881)	(495,888)	(673,956)	—
Increase (decrease) from transactions	11,582,643	(2,405,223)	871,498	(3,772,435)	502,365
Net assets at beginning of year	68,214,833	17,455,802	36,106,115	63,000,318	—
Net assets at end of year	$74,819,442	$10,487,401	$31,077,424	$49,412,603	$500,771

Accumulation unit activity
Units outstanding at beginning of year	59,734,656	12,912,109	19,064,237	32,569,313	—
Units purchased	17,952,113	388,063	2,549,420	553,605	546,371
Units redeemed	(7,212,263)	(2,453,779)	(2,134,430)	(2,853,850)	(2,412)
Units outstanding at end of year	70,474,506	10,846,393	19,479,227	30,269,068	543,959

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(624,396)	$(433,602)	$(319,817)	$(671,354)	$(440,605)
Net realized gain (loss) on sales of investments	1,357,236	2,166,655	809,082	5,548,971	1,773,792
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,286,835)	(2,971,233)	(13,093,566)	(34,474,655)	(6,048,888)
Net increase (decrease) in net assets resulting from operations	(1,553,995)	(1,238,180)	(12,604,301)	(29,597,038)	(4,715,701)

Contract transactions
Contract purchase payments	8,009,042	483,492	3,356,055	440,027	4,506,691
Net transfers(1)	7,597,107	7,979,887	(865,146)	(1,963,149)	1,224,063
Transfers for policy loans	2,722	11,512	384	37,235	2,429
Adjustments to net assets allocated to contracts in payment period	—	(14,009)	(2,224)	(67,560)	13,243
Contract charges	(24,497)	(26,006)	(16,277)	(43,176)	(16,824)
Contract terminations:
Surrender benefits	(1,983,934)	(3,001,118)	(1,532,775)	(4,840,881)	(3,059,544)
Death benefits	(1,068,817)	(461,468)	(552,138)	(878,705)	(725,326)
Increase (decrease) from transactions	12,531,623	4,972,290	387,879	(7,316,209)	1,944,732
Net assets at beginning of year	53,745,295	47,197,400	39,277,433	95,790,870	42,970,852
Net assets at end of year	$64,722,923	$50,931,510	$27,061,011	$58,877,623	$40,199,883

Accumulation unit activity
Units outstanding at beginning of year	13,935,613	12,549,129	9,970,269	22,031,826	11,772,759
Units purchased	4,382,575	2,408,390	1,259,531	177,362	1,940,736
Units redeemed	(880,040)	(982,341)	(1,169,449)	(2,321,088)	(1,363,503)
Units outstanding at end of year	17,438,148	13,975,178	10,060,351	19,888,100	12,349,992

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2(2)	Col VP Sm Cap Val, Cl 2(2)
Operations
Investment income (loss) — net	$(408,017)	$(257,276)	$(273,218)	$(3,560)	$(797)
Net realized gain (loss) on sales of investments	2,983,886	572,425	1,868,177	(1,941)	(117)
Distributions from capital gains	—	—	—	78,475	13,005
Net change in unrealized appreciation or depreciation of investments	(7,757,129)	(4,305,135)	(7,188,560)	(148,640)	(14,221)
Net increase (decrease) in net assets resulting from operations	(5,181,260)	(3,989,986)	(5,593,601)	(75,666)	(2,130)

Contract transactions
Contract purchase payments	307,263	2,780,640	275,219	1,021,775	373,959
Net transfers(1)	1,890,954	1,096,694	1,056,758	40,720	32,549
Transfers for policy loans	3,697	1,116	6,028	(5,279)	—
Adjustments to net assets allocated to contracts in payment period	(9,236)	(378)	12,574	—	—
Contract charges	(32,367)	(11,518)	(22,656)	—	—
Contract terminations:
Surrender benefits	(3,116,464)	(767,514)	(1,997,793)	(1,057)	(214)
Death benefits	(818,593)	(165,821)	(605,886)	—	—
Increase (decrease) from transactions	(1,774,746)	2,933,219	(1,275,756)	1,056,159	406,294
Net assets at beginning of year	49,753,016	23,614,519	36,038,812	—	—
Net assets at end of year	$42,797,010	$22,557,752	$29,169,455	$980,493	$404,164

Accumulation unit activity
Units outstanding at beginning of year	13,270,259	6,958,810	8,094,303	—	—
Units purchased	640,532	1,419,683	372,168	1,215,979	495,827
Units redeemed	(1,167,268)	(472,444)	(661,484)	(70,034)	(86,865)
Units outstanding at end of year	12,743,523	7,906,049	7,804,987	1,145,945	408,962

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$1,172,298	$105,611	$496,157	$2,287,425	$325,110
Net realized gain (loss) on sales of investments	(1,721,440)	(550,839)	(1,027,877)	(845,935)	(333,270)
Distributions from capital gains	3,020,369	—	—	—	468,460
Net change in unrealized appreciation or depreciation of investments	(12,414,191)	(2,024,095)	(7,308,581)	309,591	(3,640,655)
Net increase (decrease) in net assets resulting from operations	(9,942,964)	(2,469,323)	(7,840,301)	1,751,081	(3,180,355)

Contract transactions
Contract purchase payments	6,955,517	1,483,762	232,170	270,876	2,575,347
Net transfers(1)	(1,261,792)	190,826	(2,385,764)	1,872,725	(132,064)
Transfers for policy loans	1,768	97	54,600	(2,469)	477
Adjustments to net assets allocated to contracts in payment period	—	(3,637)	(2,183)	(625)	—
Contract charges	(16,625)	(8,417)	(31,620)	(9,190)	(15,869)
Contract terminations:
Surrender benefits	(3,859,768)	(1,306,046)	(3,991,793)	(1,240,367)	(846,291)
Death benefits	(1,081,783)	(101,485)	(1,141,493)	(110,858)	(272,556)
Increase (decrease) from transactions	737,317	255,100	(7,266,083)	780,092	1,309,044
Net assets at beginning of year	79,641,528	17,497,268	55,347,886	12,605,371	18,609,267
Net assets at end of year	$70,435,881	$15,283,045	$40,241,502	$15,136,544	$16,737,956

Accumulation unit activity
Units outstanding at beginning of year	60,276,816	15,497,441	37,438,717	21,049,825	14,285,794
Units purchased	6,616,252	4,072,639	221,992	2,914,705	2,541,492
Units redeemed	(5,919,321)	(3,548,879)	(5,677,014)	(1,971,961)	(1,489,621)
Units outstanding at end of year	60,973,747	16,021,201	31,983,695	21,992,569	15,337,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$954,369	$2,115,702	$68,019	$(768,209)	$(271,439)
Net realized gain (loss) on sales of investments	(631,159)	(2,323,507)	(576,410)	1,923,040	(256,199)
Distributions from capital gains	530,824	1,093,085	5,062,963	—	—
Net change in unrealized appreciation or depreciation of investments	(6,538,002)	(13,171,199)	(12,201,392)	(6,743,666)	(15,236,331)
Net increase (decrease) in net assets resulting from operations	(5,683,968)	(12,285,919)	(7,646,820)	(5,588,835)	(15,763,969)

Contract transactions
Contract purchase payments	2,354,436	188,305	1,223,135	5,673,237	1,872,549
Net transfers(1)	1,098,167	(67,013)	1,058,526	1,956,204	(2,608,649)
Transfers for policy loans	4,116	(722)	2,924	147	—
Adjustments to net assets allocated to contracts in payment period	—	(27,115)	—	—	—
Contract charges	(4,505)	(145,828)	(7,426)	(36,274)	(14,984)
Contract terminations:
Surrender benefits	(964,207)	(4,659,949)	(1,356,768)	(2,854,866)	(1,130,854)
Death benefits	(349,836)	(1,292,451)	(273,019)	(1,112,394)	(483,009)
Increase (decrease) from transactions	2,138,171	(6,004,773)	647,372	3,626,054	(2,364,947)
Net assets at beginning of year	27,836,353	69,963,573	29,846,495	75,491,277	38,805,819
Net assets at end of year	$24,290,556	$51,672,881	$22,847,047	$73,528,496	$20,676,903

Accumulation unit activity
Units outstanding at beginning of year	19,577,477	39,790,907	11,722,729	21,551,495	7,330,264
Units purchased	2,747,186	443,935	1,129,339	2,457,961	543,763
Units redeemed	(1,333,455)	(4,225,395)	(855,995)	(1,293,903)	(1,152,661)
Units outstanding at end of year	20,991,208	36,009,447	11,996,073	22,715,553	6,721,366

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(980,443)	$(456,897)	$(428,849)	$(31,170)	$(645,997)
Net realized gain (loss) on sales of investments	7,850,696	1,382,753	906,669	(406,780)	2,380,932
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(46,637,263)	(16,183,427)	(3,048,274)	(2,195,831)	(4,142,747)
Net increase (decrease) in net assets resulting from operations	(39,767,010)	(15,257,571)	(2,570,454)	(2,633,781)	(2,407,812)

Contract transactions
Contract purchase payments	767,611	3,643,127	6,403,658	1,906,494	6,015,599
Net transfers(1)	(3,451,136)	1,118,760	2,942,378	23,722	2,625,877
Transfers for policy loans	(14,820)	(3,818)	888	(198)	4,500
Adjustments to net assets allocated to contracts in payment period	(17,022)	—	(4,394)	—	—
Contract charges	(90,887)	(38,270)	(21,042)	(9,118)	(23,451)
Contract terminations:
Surrender benefits	(8,212,984)	(1,547,708)	(1,373,965)	(1,080,758)	(5,003,008)
Death benefits	(1,106,385)	(668,304)	(818,135)	(240,875)	(350,801)
Increase (decrease) from transactions	(12,125,623)	2,503,787	7,129,388	599,267	3,268,716
Net assets at beginning of year	144,174,648	51,911,145	36,640,556	17,937,739	60,950,564
Net assets at end of year	$92,282,015	$39,157,361	$41,199,490	$15,903,225	$61,811,468

Accumulation unit activity
Units outstanding at beginning of year	53,190,388	9,637,766	12,160,785	15,052,422	14,888,026
Units purchased	390,040	1,373,998	3,299,533	2,597,960	2,493,206
Units redeemed	(5,856,303)	(690,974)	(860,566)	(1,962,672)	(1,402,129)
Units outstanding at end of year	47,724,125	10,320,790	14,599,752	15,687,710	15,979,103

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl(2)	Del VIP Intl, Serv Cl(2)
Operations
Investment income (loss) — net	$(395,757)	$(272,056)	$64,689	$(907)	$(1,244)
Net realized gain (loss) on sales of investments	2,357,760	1,209,535	(459,866)	(81)	(2,842)
Distributions from capital gains	—	—	1,068,972	—	—
Net change in unrealized appreciation or depreciation of investments	(3,644,519)	(9,170,157)	(3,197,647)	2,097	(3,979)
Net increase (decrease) in net assets resulting from operations	(1,682,516)	(8,232,678)	(2,523,852)	1,109	(8,065)

Contract transactions
Contract purchase payments	344,704	1,796,284	357,282	379,576	356,897
Net transfers(1)	2,287,214	563,369	(518,351)	15,030	47,624
Transfers for policy loans	5,010	(1,245)	444	—	—
Adjustments to net assets allocated to contracts in payment period	(21,929)	—	(18,411)	—	—
Contract charges	(26,431)	(12,804)	(5,499)	—	—
Contract terminations:
Surrender benefits	(2,993,043)	(1,415,128)	(827,121)	(147)	(195)
Death benefits	(407,167)	(528,079)	(199,214)	—	—
Increase (decrease) from transactions	(811,642)	402,397	(1,210,870)	394,459	404,326
Net assets at beginning of year	46,157,684	30,840,794	16,236,876	—	—
Net assets at end of year	$43,663,526	$23,010,513	$12,502,154	$395,568	$396,261

Accumulation unit activity
Units outstanding at beginning of year	10,177,816	7,226,922	10,018,715	—	—
Units purchased	725,254	783,033	373,493	704,473	702,066
Units redeemed	(893,129)	(666,190)	(1,247,484)	(291,318)	(269,813)
Units outstanding at end of year	10,009,941	7,343,765	9,144,724	413,155	432,253

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2(2)	Fid VIP Energy, Serv Cl 2(2)
Operations
Investment income (loss) — net	$929,495	$3,099,165	$(3,451,361)	$6,752	$8,596
Net realized gain (loss) on sales of investments	(11,154)	(642,798)	11,536,196	(30)	43
Distributions from capital gains	15,948	—	23,241,274	—	—
Net change in unrealized appreciation or depreciation of investments	(2,418,917)	(5,565,569)	(196,028,409)	8,550	17,812
Net increase (decrease) in net assets resulting from operations	(1,484,628)	(3,109,202)	(164,702,300)	15,272	26,451

Contract transactions
Contract purchase payments	1,578,986	2,937,367	15,760,354	564,081	629,260
Net transfers(1)	3,173,994	12,313,920	(14,768,194)	10,590	139,752
Transfers for policy loans	4,538	3,685	5,063	—	(2,567)
Adjustments to net assets allocated to contracts in payment period	(1,820)	(45,426)	(76,920)	—	—
Contract charges	(6,510)	(65,740)	(224,639)	—	—
Contract terminations:
Surrender benefits	(742,655)	(6,337,571)	(32,800,620)	(350)	(775)
Death benefits	(141,206)	(1,428,548)	(5,069,240)	—	—
Increase (decrease) from transactions	3,865,327	7,377,687	(37,174,196)	574,321	765,670
Net assets at beginning of year	15,006,963	79,386,237	618,452,038	—	—
Net assets at end of year	$17,387,662	$83,654,722	$416,575,542	$589,593	$792,121

Accumulation unit activity
Units outstanding at beginning of year	12,269,192	52,306,854	143,617,443	—	—
Units purchased	4,088,243	10,367,578	4,662,425	754,314	691,113
Units redeemed	(802,439)	(5,352,426)	(15,250,786)	(137,517)	(10,064)
Units outstanding at end of year	15,554,996	57,322,006	133,029,082	616,797	681,049

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2(2)	Fid VIP Intl Cap Appr, Serv Cl 2(2)	Fid VIP Invest Gr, Serv Cl 2(2)
Operations
Investment income (loss) — net	$282,645	$530,668	$(4,729)	$(1,622)	$15,475
Net realized gain (loss) on sales of investments	1,166,756	3,043,891	(7,846)	(1,578)	(272)
Distributions from capital gains	773,681	1,780,139	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,676,180)	(11,014,936)	(111,443)	9,180	(21,269)
Net increase (decrease) in net assets resulting from operations	(2,453,098)	(5,660,238)	(124,018)	5,980	(6,066)

Contract transactions
Contract purchase payments	175,302	1,408,436	1,446,646	581,275	619,525
Net transfers(1)	(109,063)	730,912	182,316	50,603	203,594
Transfers for policy loans	28,779	13,118	—	—	—
Adjustments to net assets allocated to contracts in payment period	(38,599)	(144,608)	—	—	—
Contract charges	(9,855)	(68,162)	—	—	—
Contract terminations:
Surrender benefits	(2,508,731)	(5,893,481)	(5,932)	(580)	(438)
Death benefits	(397,058)	(1,406,347)	—	—	—
Increase (decrease) from transactions	(2,859,225)	(5,360,132)	1,623,030	631,298	822,681
Net assets at beginning of year	42,717,653	95,669,571	—	—	—
Net assets at end of year	$37,405,330	$84,649,201	$1,499,012	$637,278	$816,615

Accumulation unit activity
Units outstanding at beginning of year	11,781,550	24,392,241	—	—	—
Units purchased	86,303	1,055,246	1,787,833	696,592	926,505
Units redeemed	(909,363)	(2,069,775)	(4,838)	(7,384)	(67,987)
Units outstanding at end of year	10,958,490	23,377,712	1,782,995	689,208	858,518

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(283,104)	$(2,293,602)	$11,875	$(39,266)	$3,746,714
Net realized gain (loss) on sales of investments	917,359	1,943,150	106,159	900,007	(2,101,866)
Distributions from capital gains	4,293,440	23,364,753	85,742	387,242	168,709
Net change in unrealized appreciation or depreciation of investments	(16,997,512)	(87,213,810)	(3,199,783)	(14,768,189)	(23,680,415)
Net increase (decrease) in net assets resulting from operations	(12,069,817)	(64,199,509)	(2,996,007)	(13,520,206)	(21,866,858)

Contract transactions
Contract purchase payments	322,845	7,972,109	75,109	417,427	7,333,267
Net transfers(1)	(1,527,210)	(6,243,086)	(92,159)	(608,435)	(1,994,703)
Transfers for policy loans	13,846	82,226	16,026	12,711	(17,527)
Adjustments to net assets allocated to contracts in payment period	(111,281)	41,648	(15,047)	(13,764)	(63,745)
Contract charges	(16,579)	(258,071)	(2,333)	(28,157)	(51,930)
Contract terminations:
Surrender benefits	(4,024,053)	(24,861,249)	(535,655)	(4,378,013)	(10,699,639)
Death benefits	(754,131)	(4,228,362)	(99,261)	(508,584)	(2,473,727)
Increase (decrease) from transactions	(6,096,563)	(27,494,785)	(653,320)	(5,106,815)	(7,968,004)
Net assets at beginning of year	78,981,055	412,423,261	11,966,965	53,906,421	177,204,613
Net assets at end of year	$60,814,675	$320,728,967	$8,317,638	$35,279,400	$147,369,751

Accumulation unit activity
Units outstanding at beginning of year	7,266,156	76,802,960	4,659,753	19,521,716	138,729,752
Units purchased	35,904	1,966,765	45,664	289,867	7,513,227
Units redeemed	(672,179)	(7,787,289)	(375,004)	(2,592,402)	(14,471,701)
Units outstanding at end of year	6,629,881	70,982,436	4,330,413	17,219,181	131,771,278

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4(2)	Frank Mutual Gbl Dis, Cl 4(2)	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$866,738	$2,255,546	$89,111	$185	$567,368
Net realized gain (loss) on sales of investments	(1,410,716)	(11,625)	(154,460)	(14)	(230,324)
Distributions from capital gains	4,068,379	1,171,891	40,770	3,783	7,140,998
Net change in unrealized appreciation or depreciation of investments	(21,902,271)	(7,454,821)	(13,166)	(467)	(13,438,250)
Net increase (decrease) in net assets resulting from operations	(18,377,870)	(4,039,009)	(37,745)	3,487	(5,960,208)

Contract transactions
Contract purchase payments	551,594	2,382,586	4,113,034	130,492	1,162,516
Net transfers(1)	455,224	9,009,832	(1,598,607)	—	(1,031,071)
Transfers for policy loans	13,162	(879)	—	—	25,618
Adjustments to net assets allocated to contracts in payment period	(27,542)	(12,645)	—	—	(15,252)
Contract charges	(46,180)	(22,331)	—	—	(38,455)
Contract terminations:
Surrender benefits	(4,048,852)	(6,229,024)	(577)	(142)	(4,142,341)
Death benefits	(1,013,374)	(1,148,319)	—	—	(925,276)
Increase (decrease) from transactions	(4,115,968)	3,979,220	2,513,850	130,350	(4,964,261)
Net assets at beginning of year	70,706,350	60,037,297	—	—	72,023,537
Net assets at end of year	$48,212,512	$59,977,508	$2,476,105	$133,837	$61,099,068

Accumulation unit activity
Units outstanding at beginning of year	23,528,263	38,475,361	—	—	28,365,250
Units purchased	661,919	7,561,191	5,158,056	134,234	558,339
Units redeemed	(2,126,636)	(4,996,623)	(2,597,483)	—	(2,733,034)
Units outstanding at end of year	22,063,546	41,039,929	2,560,573	134,234	26,190,555

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4(2)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv(2)
Operations
Investment income (loss) — net	$44,182	$(894)	$(196,889)	$208,347	$11,448
Net realized gain (loss) on sales of investments	(1,184,539)	(6,950)	1,525,641	(25,942)	(605)
Distributions from capital gains	22,286,507	82,818	16,486,966	—	—
Net change in unrealized appreciation or depreciation of investments	(35,864,250)	(70,397)	(31,833,295)	(843,280)	(14,082)
Net increase (decrease) in net assets resulting from operations	(14,718,100)	4,577	(14,017,577)	(660,875)	(3,239)

Contract transactions
Contract purchase payments	2,922,746	1,120,734	546,678	253,603	390,963
Net transfers(1)	1,064,111	77,387	(1,420,503)	2,232,437	(251)
Transfers for policy loans	9,673	(10,407)	10,207	(368)	—
Adjustments to net assets allocated to contracts in payment period	(27,134)	—	(109,397)	(266)	—
Contract charges	(60,919)	—	(105,119)	(2,953)	—
Contract terminations:
Surrender benefits	(8,381,659)	(614)	(8,235,172)	(266,040)	(365)
Death benefits	(1,861,465)	—	(1,911,299)	(119,224)	—
Increase (decrease) from transactions	(6,334,647)	1,187,100	(11,224,605)	2,097,189	390,347
Net assets at beginning of year	134,339,045	—	131,913,360	8,056,589	—
Net assets at end of year	$113,286,298	$1,191,677	$106,671,178	$9,492,903	$387,108

Accumulation unit activity
Units outstanding at beginning of year	26,793,810	—	16,894,010	7,939,938	—
Units purchased	1,060,558	1,503,969	81,884	2,628,358	649,191
Units redeemed	(2,456,562)	(298,564)	(1,660,229)	(431,892)	(247,939)
Units outstanding at end of year	25,397,806	1,205,405	15,315,665	10,136,404	401,252

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv(2)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(24,522)	$(940)	$(69,828)	$(100,285)	$(349,731)
Net realized gain (loss) on sales of investments	(68,551)	(2,515)	774,502	187,627	595,905
Distributions from capital gains	48,295	3,552	490,403	3,191,572	11,286,149
Net change in unrealized appreciation or depreciation of investments	(1,101,852)	(18,457)	(25,034,190)	(8,314,427)	(28,337,334)
Net increase (decrease) in net assets resulting from operations	(1,146,630)	(18,360)	(23,839,113)	(5,035,513)	(16,805,011)

Contract transactions
Contract purchase payments	29,863	328,334	417,450	50,005	171,062
Net transfers(1)	(84,054)	4,548	(3,028,711)	(171,231)	379,534
Transfers for policy loans	12,343	—	11,565	10,053	(12,374)
Adjustments to net assets allocated to contracts in payment period	(2,394)	—	(98,799)	(2,058)	(184)
Contract charges	(1,326)	—	(133,917)	(4,082)	(104,502)
Contract terminations:
Surrender benefits	(442,474)	(288)	(6,597,384)	(555,493)	(3,149,949)
Death benefits	(34,797)	—	(1,315,420)	(106,224)	(489,950)
Increase (decrease) from transactions	(522,839)	332,594	(10,745,216)	(779,030)	(3,206,363)
Net assets at beginning of year	5,878,237	—	120,459,503	16,207,593	53,937,757
Net assets at end of year	$4,208,768	$314,234	$85,875,174	$10,393,050	$33,926,383

Accumulation unit activity
Units outstanding at beginning of year	1,088,178	—	29,415,216	4,116,948	14,122,466
Units purchased	9,107	475,697	121,371	19,833	375,657
Units redeemed	(122,595)	(145,240)	(3,185,029)	(272,318)	(1,459,823)
Units outstanding at end of year	974,690	330,457	26,351,558	3,864,463	13,038,300

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II(2)	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$2,178,771	$443,772	$(226,567)	$315	$(148,261)
Net realized gain (loss) on sales of investments	(559,162)	4,067,664	867,837	(72)	59,767
Distributions from capital gains	1,229,448	2,985,642	10,508,035	142	4,738,747
Net change in unrealized appreciation or depreciation of investments	(8,638,965)	(7,761,378)	(28,897,428)	(6,813)	(12,446,557)
Net increase (decrease) in net assets resulting from operations	(5,789,908)	(264,300)	(17,748,123)	(6,428)	(7,796,304)

Contract transactions
Contract purchase payments	1,631,992	1,130,576	341,700	304,923	104,220
Net transfers(1)	1,704,566	1,275,394	(573,043)	68,131	(876,960)
Transfers for policy loans	(9,014)	(7)	54,477	—	16,542
Adjustments to net assets allocated to contracts in payment period	(24,329)	(98,829)	(84,165)	—	(10,289)
Contract charges	(12,941)	(194,314)	(31,901)	—	(8,629)
Contract terminations:
Surrender benefits	(1,474,687)	(7,316,867)	(4,708,509)	(217)	(1,127,046)
Death benefits	(1,373,137)	(1,717,188)	(764,576)	—	(214,161)
Increase (decrease) from transactions	442,450	(6,921,235)	(5,766,017)	372,837	(2,116,323)
Net assets at beginning of year	37,476,335	102,721,762	84,521,242	—	25,333,362
Net assets at end of year	$32,128,877	$95,536,227	$61,007,102	$366,409	$15,420,735

Accumulation unit activity
Units outstanding at beginning of year	25,889,609	29,782,171	15,100,502	—	14,159,472
Units purchased	2,728,991	1,148,604	85,577	483,519	125,140
Units redeemed	(2,382,482)	(3,012,440)	(1,291,954)	(96,120)	(1,690,582)
Units outstanding at end of year	26,236,118	27,918,335	13,894,125	387,399	12,594,030

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(105,203)	$196,013	$71,122	$201,714	$(1,173,354)
Net realized gain (loss) on sales of investments	(98,323)	440,008	224,825	229,116	386,206
Distributions from capital gains	3,407,768	2,381,243	1,348,101	4,337,898	20,604,273
Net change in unrealized appreciation or depreciation of investments	(8,278,084)	(3,520,625)	(1,956,651)	(14,184,549)	(73,989,728)
Net increase (decrease) in net assets resulting from operations	(5,073,842)	(503,361)	(312,603)	(9,415,821)	(54,172,603)

Contract transactions
Contract purchase payments	80,376	131,475	100,267	368,237	3,037,501
Net transfers(1)	(514,018)	746,273	757,849	(921,481)	(2,910,895)
Transfers for policy loans	(9,923)	2,684	3,811	35,356	15,313
Adjustments to net assets allocated to contracts in payment period	—	(12,993)	(4,420)	(10,511)	(41,600)
Contract charges	(7,303)	(11,669)	(6,690)	(34,744)	(67,204)
Contract terminations:
Surrender benefits	(844,458)	(1,561,047)	(790,627)	(2,737,426)	(9,474,361)
Death benefits	(134,584)	(144,950)	(191,036)	(514,420)	(1,623,422)
Increase (decrease) from transactions	(1,429,910)	(850,227)	(130,846)	(3,814,989)	(11,064,668)
Net assets at beginning of year	16,458,004	20,231,760	11,041,090	49,860,377	168,529,839
Net assets at end of year	$9,954,252	$18,878,172	$10,597,641	$36,629,567	$103,292,568

Accumulation unit activity
Units outstanding at beginning of year	9,305,599	7,764,905	4,426,369	20,910,263	41,188,115
Units purchased	103,992	357,244	379,521	206,663	1,216,951
Units redeemed	(1,162,416)	(682,722)	(426,856)	(2,113,905)	(4,853,364)
Units outstanding at end of year	8,247,175	7,439,427	4,379,034	19,003,021	37,551,702

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,272,127)	$(341,519)	$2,745	$(693,364)	$(198,960)
Net realized gain (loss) on sales of investments	(5,407,382)	(25,396)	(31,480)	1,661,220	494,164
Distributions from capital gains	—	5,485,983	1,007,575	10,870,048	8,692,974
Net change in unrealized appreciation or depreciation of investments	(13,494,406)	(11,780,913)	(1,664,363)	(30,484,081)	(22,208,351)
Net increase (decrease) in net assets resulting from operations	(20,173,915)	(6,661,845)	(685,523)	(18,646,177)	(13,220,173)

Contract transactions
Contract purchase payments	1,117,638	421,927	31,642	2,802,651	169,825
Net transfers(1)	(5,515,116)	(850,665)	(281,613)	(1,520,729)	275,084
Transfers for policy loans	19,464	10,390	—	13,622	(2,381)
Adjustments to net assets allocated to contracts in payment period	(110,107)	79,526	—	(6,206)	(3,820)
Contract charges	(175,869)	(21,185)	(1,683)	(44,784)	(28,659)
Contract terminations:
Surrender benefits	(10,974,543)	(2,601,257)	(163,451)	(9,037,577)	(2,034,131)
Death benefits	(2,927,847)	(309,104)	(107,588)	(820,074)	(187,709)
Increase (decrease) from transactions	(18,566,380)	(3,270,368)	(522,693)	(8,613,097)	(1,811,791)
Net assets at beginning of year	164,758,410	46,666,479	3,503,246	112,645,506	33,693,940
Net assets at end of year	$126,018,115	$36,734,266	$2,295,030	$85,386,232	$18,661,976

Accumulation unit activity
Units outstanding at beginning of year	98,263,411	12,804,720	1,925,236	26,167,724	8,636,685
Units purchased	821,935	211,864	21,866	849,478	246,873
Units redeemed	(13,101,718)	(1,293,021)	(350,274)	(3,118,712)	(850,412)
Units outstanding at end of year	85,983,628	11,723,563	1,596,828	23,898,490	8,033,146

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Tech, Ser II(2)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv(2)
Operations
Investment income (loss) — net	$(1,838)	$(87,434)	$(110,190)	$524,050	$(1,199)
Net realized gain (loss) on sales of investments	(575)	966,779	448,234	(1,111,721)	(70)
Distributions from capital gains	175,542	3,608,990	2,652,366	916,457	11,369
Net change in unrealized appreciation or depreciation of investments	(235,866)	(28,983,212)	(6,022,365)	(9,466,231)	(14,023)
Net increase (decrease) in net assets resulting from operations	(62,737)	(24,494,877)	(3,031,955)	(9,137,445)	(3,923)

Contract transactions
Contract purchase payments	514,096	10,193,316	85,639	2,014,115	370,744
Net transfers(1)	38,852	365,263	(374,021)	(2,940,769)	111,050
Transfers for policy loans	—	12,078	12,448	(3,778)	—
Adjustments to net assets allocated to contracts in payment period	—	(7,209)	(6,326)	(4,535)	—
Contract charges	—	(39,533)	(4,709)	(16,653)	—
Contract terminations:
Surrender benefits	(572)	(7,518,842)	(1,198,586)	(3,945,851)	(645)
Death benefits	—	(1,933,252)	(80,541)	(719,048)	—
Increase (decrease) from transactions	552,376	1,071,821	(1,566,096)	(5,616,519)	481,149
Net assets at beginning of year	—	137,238,639	18,369,918	64,705,349	—
Net assets at end of year	$489,639	$113,815,583	$13,771,867	$49,951,385	$477,226

Accumulation unit activity
Units outstanding at beginning of year	—	87,751,802	5,925,669	54,881,528	—
Units purchased	627,735	10,396,899	36,342	2,353,147	550,417
Units redeemed	(18,181)	(9,933,428)	(619,272)	(7,519,342)	—
Units outstanding at end of year	609,554	88,215,273	5,342,739	49,715,333	550,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv(2)	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(225,093)	$163,987	$(498,493)	$411	$(134,094)
Net realized gain (loss) on sales of investments	1,192,577	148,114	618,988	(14)	(216,320)
Distributions from capital gains	4,994,140	—	9,389,258	—	755,885
Net change in unrealized appreciation or depreciation of investments	(20,786,413)	(2,367,995)	(29,823,009)	(613)	(3,543,174)
Net increase (decrease) in net assets resulting from operations	(14,824,789)	(2,055,894)	(20,313,256)	(216)	(3,137,703)

Contract transactions
Contract purchase payments	495,152	573,249	1,435,582	41,539	680,916
Net transfers(1)	(2,664,020)	598,782	(1,106,847)	461	(1,211,732)
Transfers for policy loans	(8,696)	10,228	12,272	—	(1,256)
Adjustments to net assets allocated to contracts in payment period	(17,007)	(9,017)	(8,001)	—	—
Contract charges	(10,581)	(9,274)	(47,464)	—	(5,691)
Contract terminations:
Surrender benefits	(1,797,133)	(1,576,539)	(2,927,640)	(92)	(511,443)
Death benefits	(202,690)	(83,235)	(647,602)	—	(1,274,181)
Increase (decrease) from transactions	(4,204,975)	(495,806)	(3,289,700)	41,908	(2,323,387)
Net assets at beginning of year	41,319,625	21,627,126	66,913,894	—	17,082,677
Net assets at end of year	$22,289,861	$19,075,426	$43,310,938	$41,692	$11,621,587

Accumulation unit activity
Units outstanding at beginning of year	11,041,930	10,885,861	16,791,771	—	10,498,130
Units purchased	342,864	912,056	532,457	43,344	612,603
Units redeemed	(1,734,787)	(1,129,475)	(1,611,758)	—	(2,380,124)
Units outstanding at end of year	9,650,007	10,668,442	15,712,470	43,344	8,730,609

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Lord Abt Bond Debenture, Cl VC(2)	Lord Abt Short Dur Inc, Cl VC(2)	MFS Gbl Real Est, Serv Cl(2)	MFS Intl Gro, Serv Cl(2)	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$38,663	$59,623	$1,136	$(1,078)	$(612,966)
Net realized gain (loss) on sales of investments	(57)	(1,282)	(1,488)	36	756,574
Distributions from capital gains	458	—	14,345	9,810	9,506,603
Net change in unrealized appreciation or depreciation of investments	(47,587)	(61,173)	(40,586)	25,927	(26,496,366)
Net increase (decrease ) in net assets resulting from operations	(8,523)	(2,832)	(26,593)	34,695	(16,846,155)

Contract transactions
Contract purchase payments	810,477	2,234,951	376,453	513,937	451,934
Net transfers(1)	87,347	47,238	44,851	48,480	(50,600)
Transfers for policy loans	—	—	—	—	511
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(15,783)
Contract charges	—	—	—	—	(31,862)
Contract terminations:
Surrender benefits	(2,116)	(6,417)	(602)	(354)	(3,510,294)
Death benefits	—	—	—	—	(830,294)
Increase (decrease) from transactions	895,708	2,275,772	420,702	562,063	(3,986,388)
Net assets at beginning of year	—	—	—	—	84,817,334
Net assets at end of year	$887,185	$2,272,940	$394,109	$596,758	$63,984,791

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	—	31,273,080
Units purchased	937,109	2,899,611	598,700	750,904	542,815
Units redeemed	(1,910)	(573,855)	(115,605)	(140,244)	(2,265,414)
Units outstanding at end of year	935,199	2,325,756	483,095	610,660	29,550,481

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl(2)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(272,760)	$1,845	$1,913,573	$(699,554)	$528,859
Net realized gain (loss) on sales of investments	(993,962)	35	3,000,336	(12,779,593)	(191,397)
Distributions from capital gains	11,467,750	4,435	5,924,621	32,662,701	591,577
Net change in unrealized appreciation or depreciation of investments	(23,718,192)	(2,878)	(11,715,812)	(100,731,236)	(5,877,371)
Net increase (decrease) in net assets resulting from operations	(13,517,164)	3,437	(877,282)	(81,547,682)	(4,948,332)

Contract transactions
Contract purchase payments	174,037	330,769	3,884,667	4,019,386	132,910
Net transfers(1)	(1,164,766)	89,659	8,869,444	769,815	(267,459)
Transfers for policy loans	20,012	—	(8,407)	13,018	13,030
Adjustments to net assets allocated to contracts in payment period	(20,505)	—	39,136	(11,840)	(2,988)
Contract charges	(20,534)	—	(87,857)	(36,106)	(15,408)
Contract terminations:
Surrender benefits	(1,781,656)	(490)	(10,104,496)	(3,967,495)	(1,394,866)
Death benefits	(180,592)	—	(2,885,663)	(830,150)	(154,927)
Increase (decrease) from transactions	(2,974,004)	419,938	(293,176)	(43,372)	(1,689,708)
Net assets at beginning of year	45,048,689	—	154,358,056	129,812,191	19,269,599
Net assets at end of year	$28,557,521	$423,375	$153,187,598	$48,221,137	$12,631,559

Accumulation unit activity
Units outstanding at beginning of year	9,510,893	—	35,893,819	18,789,944	11,544,956
Units purchased	53,920	438,816	3,068,578	1,949,398	193,727
Units redeemed	(876,869)	—	(3,237,081)	(1,611,820)	(1,396,665)
Units outstanding at end of year	8,687,944	438,816	35,725,316	19,127,522	10,342,018

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$52,544	$(129,678)	$(73,593)	$3,647,168	$50,349
Net realized gain (loss) on sales of investments	20,720	339,442	(31,847)	(777,142)	(120,382)
Distributions from capital gains	3,282,684	1,357,209	1,349,030	4,500,582	1,077,979
Net change in unrealized appreciation or depreciation of investments	(5,876,053)	(4,850,159)	(2,154,459)	(15,202,572)	(2,403,669)
Net increase (decrease) in net assets resulting from operations	(2,520,105)	(3,283,186)	(910,869)	(7,831,964)	(1,395,723)

Contract transactions
Contract purchase payments	63,220	615,482	649,716	2,822,881	91,259
Net transfers(1)	34,005	(176,527)	1,611,254	1,933,211	(121,254)
Transfers for policy loans	(1,512)	2,724	218	5,267	340
Adjustments to net assets allocated to contracts in payment period	(133)	—	(159)	(48,834)	(453)
Contract charges	(9,959)	(5,574)	(1,650)	(51,997)	(1,404)
Contract terminations:
Surrender benefits	(651,098)	(797,884)	(172,734)	(3,940,349)	(133,472)
Death benefits	(72,879)	(56,739)	(219,371)	(976,431)	(243,385)
Increase (decrease) from transactions	(638,356)	(418,518)	1,867,274	(256,252)	(408,369)
Net assets at beginning of year	10,826,997	17,173,007	6,585,682	59,799,240	7,408,907
Net assets at end of year	$7,668,536	$13,471,303	$7,542,087	$51,711,024	$5,604,815

Accumulation unit activity
Units outstanding at beginning of year	6,174,544	4,555,538	5,209,287	28,909,936	4,797,712
Units purchased	136,797	328,410	1,931,202	3,010,894	101,524
Units redeemed	(602,001)	(445,358)	(352,244)	(3,035,220)	(403,790)
Units outstanding at end of year	5,709,340	4,438,590	6,788,245	28,885,610	4,495,446

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB(2)	Put VT Lg Cap Val, Cl IB(2)
Operations
Investment income (loss) — net	$796,531	$(102,207)	$70,566	$(1,140)	$(6,769)
Net realized gain (loss) on sales of investments	(1,523,180)	196,298	(78,163)	191	359
Distributions from capital gains	—	2,134,789	1,100,571	—	—
Net change in unrealized appreciation or depreciation of investments	(8,506,581)	(3,680,608)	(2,949,905)	19,960	47,938
Net increase (decrease) in net assets resulting from operations	(9,233,230)	(1,451,728)	(1,856,931)	19,011	41,528

Contract transactions
Contract purchase payments	3,411,909	882,077	89,545	250,338	1,588,092
Net transfers(1)	(2,239,800)	(355,520)	146,039	5,798	127,171
Transfers for policy loans	2,888	8,421	3,600	—	—
Adjustments to net assets allocated to contracts in payment period	—	(13,100)	(2,072)	—	—
Contract charges	(14,186)	(16,472)	(6,159)	—	—
Contract terminations:
Surrender benefits	(2,898,711)	(1,804,098)	(707,404)	(345)	(1,021)
Death benefits	(438,201)	(409,166)	(216,115)	—	—
Increase (decrease) from transactions	(2,176,101)	(1,707,858)	(692,566)	255,791	1,714,242
Net assets at beginning of year	64,182,181	26,302,256	11,852,067	—	—
Net assets at end of year	$52,772,850	$23,142,670	$9,302,570	$274,802	$1,755,770

Accumulation unit activity
Units outstanding at beginning of year	56,072,313	5,820,632	5,339,956	—	—
Units purchased	5,127,304	534,211	124,388	272,883	2,186,861
Units redeemed	(6,830,920)	(703,212)	(503,283)	(2,931)	(443,065)
Units outstanding at end of year	54,368,697	5,651,631	4,961,061	269,952	1,743,796

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Sus Fut, Cl IB(2)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$(57)	$(312,446)	$(92,562)	$(90,528)	$(224,881)
Net realized gain (loss) on sales of investments	(1)	1,549,506	908,512	235,081	(1,189,945)
Distributions from capital gains	—	11,422,063	4,915,568	3,267,391	—
Net change in unrealized appreciation or depreciation of investments	(173)	(35,424,222)	(15,213,008)	(6,692,815)	(18,145)
Net increase (decrease) in net assets resulting from operations	(231)	(22,765,099)	(9,481,490)	(3,280,871)	(1,432,971)

Contract transactions
Contract purchase payments	19,453	294,356	908,969	87,099	738,621
Net transfers(1)	7,499	(1,382,175)	(1,404,617)	(301,783)	(1,089,923)
Transfers for policy loans	—	35,856	38,849	12,565	1,304
Adjustments to net assets allocated to contracts in payment period	—	(46,499)	(7,159)	(24,344)	—
Contract charges	—	(32,168)	(16,316)	(3,400)	(6,183)
Contract terminations:
Surrender benefits	(64)	(5,370,969)	(2,312,389)	(774,502)	(1,223,734)
Death benefits	—	(1,056,969)	(308,977)	(118,815)	(485,360)
Increase (decrease) from transactions	26,888	(7,558,568)	(3,101,640)	(1,123,180)	(2,065,275)
Net assets at beginning of year	—	98,210,933	41,649,451	14,415,488	24,169,211
Net assets at end of year	$26,657	$67,887,266	$29,066,321	$10,011,437	$20,670,965

Accumulation unit activity
Units outstanding at beginning of year	—	14,648,873	7,904,079	1,880,895	28,020,708
Units purchased	29,256	60,836	410,941	16,386	1,208,653
Units redeemed	(72)	(1,450,095)	(923,399)	(195,123)	(3,763,790)
Units outstanding at end of year	29,184	13,259,614	7,391,621	1,702,158	25,465,571

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	113

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$63,370	$(288,689)	$(8,037,126)	$(4,208,036)	$(5,003,306)
Net realized gain (loss) on sales of investments	206,233	(429,692)	57,552,494	27,350,410	7,092,955
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,120,659	(3,918,963)	(233,845,523)	(127,037,561)	(94,183,209)
Net increase (decrease) in net assets resulting from operations	1,390,262	(4,637,344)	(184,330,155)	(103,895,187)	(92,093,560)

Contract transactions
Contract purchase payments	53,143	2,625,800	48,596,297	4,334,279	14,559,633
Net transfers(1)	(156,783)	2,399,422	(49,039,327)	(7,244,186)	15,035,831
Transfers for policy loans	2,795	(3,375)	157,855	66,272	21,219
Adjustments to net assets allocated to contracts in payment period	(16,539)	—	(174,022)	—	16,716
Contract charges	(3,304)	(8,354)	(4,539,432)	(2,387,250)	(4,015,528)
Contract terminations:
Surrender benefits	(639,417)	(1,693,424)	(50,885,195)	(30,749,757)	(45,430,706)
Death benefits	(92,880)	(1,149,038)	(7,698,791)	(2,831,594)	(10,112,094)
Increase (decrease) from transactions	(852,985)	2,171,031	(63,582,615)	(38,812,236)	(29,924,929)
Net assets at beginning of year	9,570,041	30,257,598	993,245,061	560,595,878	575,775,599
Net assets at end of year	$10,107,318	$27,791,285	$745,332,291	$417,888,455	$453,757,110

Accumulation unit activity
Units outstanding at beginning of year	2,361,013	26,220,604	379,326,849	212,647,443	386,139,654
Units purchased	13,082	4,478,958	25,878,067	2,246,640	24,780,842
Units redeemed	(208,548)	(2,629,894)	(52,015,176)	(19,327,067)	(46,862,933)
Units outstanding at end of year	2,165,547	28,069,668	353,189,740	195,567,016	364,057,563

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

114	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(3,357,770)	$(2,249,770)	$(3,249,101)	$(5,914,400)	$(12,343,695)
Net realized gain (loss) on sales of investments	10,862,285	1,277,906	1,479,131	4,409,484	24,379,309
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(73,130,353)	(47,682,193)	(63,757,481)	(110,908,401)	(268,324,706)
Net increase (decrease) in net assets resulting from operations	(65,625,838)	(48,654,057)	(65,527,451)	(112,413,317)	(256,289,092)

Contract transactions
Contract purchase payments	547,464	3,344,430	12,262,707	4,866,057	10,927,181
Net transfers(1)	5,236,724	767,993	55,374,608	31,307,423	(29,919,440)
Transfers for policy loans	(9,819)	13,720	—	9,078	(2,110)
Adjustments to net assets allocated to contracts in payment period	—	59,087	(51,652)	108,224	(119,754)
Contract charges	(2,381,260)	(3,476,994)	(5,003,845)	(9,233,680)	(18,067,075)
Contract terminations:
Surrender benefits	(35,741,443)	(7,339,288)	(9,005,900)	(44,927,692)	(67,099,038)
Death benefits	(12,166,580)	(1,346,152)	(1,482,455)	(4,953,169)	(17,898,572)
Increase (decrease) from transactions	(44,514,914)	(7,977,204)	52,093,463	(22,823,759)	(122,178,808)
Net assets at beginning of year	419,557,072	266,274,624	351,655,200	683,876,041	1,472,908,498
Net assets at end of year	$309,416,320	$209,643,363	$338,221,212	$548,638,965	$1,094,440,598

Accumulation unit activity
Units outstanding at beginning of year	279,903,504	203,989,154	246,733,059	529,356,637	1,036,905,704
Units purchased	5,042,309	3,520,283	55,460,531	35,778,726	10,526,746
Units redeemed	(38,253,566)	(11,223,503)	(12,662,989)	(54,456,018)	(109,068,399)
Units outstanding at end of year	246,692,247	196,285,934	289,530,601	510,679,345	938,364,051

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	115

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(106,289,118)	$(124,361,538)	$(66,871,661)	$(51,545,684)	$(23,622,703)
Net realized gain (loss) on sales of investments	186,040,393	299,742,787	181,595,611	314,447,890	197,666,019
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,699,396,473)	(2,968,538,341)	(1,482,814,832)	(1,387,251,880)	(702,476,866)
Net increase (decrease) in net assets resulting from operations	(2,619,645,198)	(2,793,157,092)	(1,368,090,882)	(1,124,349,674)	(528,433,550)

Contract transactions
Contract purchase payments	50,627,579	57,878,040	133,226,979	7,374,155	107,548,275
Net transfers(1)	(69,059,428)	(163,523,659)	257,616,673	13,073,424	(233,273,551)
Transfers for policy loans	(4,936)	27,735	83,598	101,821	117,435
Adjustments to net assets allocated to contracts in payment period	(154,978)	334,854	(382,303)	—	(125,989)
Contract charges	(165,842,314)	(190,254,372)	(69,197,916)	(40,921,377)	(13,401,044)
Contract terminations:
Surrender benefits	(386,009,525)	(577,774,091)	(522,501,281)	(461,101,466)	(180,136,205)
Death benefits	(72,737,951)	(111,833,223)	(94,499,136)	(100,297,744)	(25,986,262)
Increase (decrease) from transactions	(643,181,553)	(985,144,716)	(295,653,386)	(581,771,187)	(345,257,341)
Net assets at beginning of year	13,115,191,242	14,986,545,749	7,909,031,674	6,649,080,135	2,993,306,501
Net assets at end of year	$9,852,364,491	$11,208,243,941	$6,245,287,406	$4,942,959,274	$2,119,615,610

Accumulation unit activity
Units outstanding at beginning of year	7,665,950,739	9,058,516,734	3,901,973,231	3,257,132,964	1,295,508,959
Units purchased	35,507,611	39,344,236	222,538,110	17,479,739	58,995,805
Units redeemed	(486,521,183)	(742,119,084)	(393,343,258)	(344,291,198)	(227,299,089)
Units outstanding at end of year	7,214,937,167	8,355,741,886	3,731,168,083	2,930,321,505	1,127,205,675

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

116	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(13,566,570)	$(11,609,979)	$(9,139,565)	$52,260	$(121,504)
Net realized gain (loss) on sales of investments	112,718,552	38,523,338	54,926,054	(253,409)	613,904
Distributions from capital gains	—	—	—	101,705	—
Net change in unrealized appreciation or depreciation of investments	(422,560,131)	(251,565,641)	(234,885,744)	(2,057,602)	(2,819,569)
Net increase (decrease) in net assets resulting from operations	(323,408,149)	(224,652,282)	(189,099,255)	(2,157,046)	(2,327,169)

Contract transactions
Contract purchase payments	9,908,972	25,975,658	1,190,064	1,842,177	568,512
Net transfers(1)	(57,171,691)	(15,263,173)	(11,917,231)	(483,290)	200,103
Transfers for policy loans	201,181	79,807	121,257	214	1,282
Adjustments to net assets allocated to contracts in payment period	—	(108)	—	—	—
Contract charges	(6,694,445)	(8,434,425)	(6,210,923)	(7,332)	(5,946)
Contract terminations:
Surrender benefits	(120,989,871)	(84,196,230)	(83,337,580)	(493,949)	(429,223)
Death benefits	(14,513,278)	(31,135,421)	(29,714,645)	(355,957)	(424,522)
Increase (decrease) from transactions	(189,259,132)	(112,973,892)	(129,869,058)	501,863	(89,794)
Net assets at beginning of year	1,824,824,327	1,363,431,627	1,162,608,008	14,907,101	12,507,297
Net assets at end of year	$1,312,157,046	$1,025,805,453	$843,639,695	$13,251,918	$10,090,334

Accumulation unit activity
Units outstanding at beginning of year	783,175,851	787,086,042	665,339,212	11,968,047	3,520,529
Units purchased	5,124,837	19,172,511	1,254,016	1,933,776	275,960
Units redeemed	(98,758,646)	(93,638,039)	(85,548,809)	(1,479,019)	(326,067)
Units outstanding at end of year	689,542,042	712,620,514	581,044,419	12,422,804	3,470,422

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	117

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(175,895)	$83,908	$(363,206)	$236,048	$(157,313)
Net realized gain (loss) on sales of investments	1,582,325	(216,494)	(527,824)	(311,064)	97,355
Distributions from capital gains	—	2,295,048	2,029,569	—	—
Net change in unrealized appreciation or depreciation of investments	(5,608,448)	(5,317,247)	(13,484,420)	(3,004,467)	(5,277,303)
Net increase (decrease) in net assets resulting from operations	(4,202,018)	(3,154,785)	(12,345,881)	(3,079,483)	(5,337,261)

Contract transactions
Contract purchase payments	70,099	1,652,711	2,466,169	2,250,041	2,230,545
Net transfers(1)	(602,752)	2,245,356	(376,435)	766,703	1,430,465
Transfers for policy loans	4,070	255	4,865	932	109
Adjustments to net assets allocated to contracts in payment period	(5,088)	—	—	—	—
Contract charges	(38,506)	(7,928)	(13,900)	(8,032)	(13,817)
Contract terminations:
Surrender benefits	(1,391,907)	(280,355)	(1,496,410)	(764,503)	(475,793)
Death benefits	(184,597)	(139,256)	(597,135)	(318,346)	(118,467)
Increase (decrease) from transactions	(2,148,681)	3,470,783	(12,846)	1,926,795	3,053,042
Net assets at beginning of year	23,706,731	14,773,899	44,209,921	23,456,438	16,539,840
Net assets at end of year	$17,356,032	$15,089,897	$31,851,194	$22,303,750	$14,255,621

Accumulation unit activity
Units outstanding at beginning of year	7,412,475	8,260,821	20,541,588	17,332,515	4,586,557
Units purchased	33,277	2,816,009	1,551,992	2,530,927	1,313,892
Units redeemed	(810,342)	(467,842)	(1,661,715)	(991,283)	(268,034)
Units outstanding at end of year	6,635,410	10,608,988	20,431,865	18,872,159	5,632,415

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

118	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(113,223)	$(444,122)	$(3,013,981)	$(34,581,394)	$(18,507,801)
Net realized gain (loss) on sales of investments	154,246	3,350,706	2,218,033	18,416,612	14,519,545
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,663,818)	(11,082,463)	(58,883,882)	(785,071,659)	(393,616,718)
Net increase (decrease) in net assets resulting from operations	(1,622,795)	(8,175,879)	(59,679,830)	(801,236,441)	(397,604,974)

Contract transactions
Contract purchase payments	1,871,662	337,610	6,232,871	42,423,938	33,678,841
Net transfers(1)	(20,443)	(770,184)	15,042,143	169,121,642	30,104,817
Transfers for policy loans	223	7,958	638	6,134	32,560
Adjustments to net assets allocated to contracts in payment period	—	(42,309)	72,113	—	(47,893)
Contract charges	(8,612)	(103,216)	(4,175,909)	(56,689,687)	(28,061,203)
Contract terminations:
Surrender benefits	(408,080)	(3,403,973)	(13,348,433)	(91,498,987)	(59,415,946)
Death benefits	(217,624)	(927,600)	(4,447,467)	(21,184,054)	(13,613,655)
Increase (decrease) from transactions	1,217,126	(4,901,714)	(624,044)	42,178,986	(37,322,479)
Net assets at beginning of year	10,986,530	60,409,319	343,216,204	4,081,955,233	2,177,511,637
Net assets at end of year	$10,580,861	$47,331,726	$282,912,330	$3,322,897,778	$1,742,584,184

Accumulation unit activity
Units outstanding at beginning of year	4,206,384	14,914,925	252,397,827	2,507,110,772	1,457,022,417
Units purchased	939,275	148,016	19,027,265	150,700,230	51,216,584
Units redeemed	(406,981)	(1,488,835)	(19,076,396)	(121,716,520)	(80,140,148)
Units outstanding at end of year	4,738,678	13,574,106	252,348,696	2,536,094,482	1,428,098,853

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	119

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(1,500,367)	$35,296	$582,215
Net realized gain (loss) on sales of investments	(11,327,159)	(3,759,624)	(191,504)
Distributions from capital gains	60,652,447	20,477,078	—
Net change in unrealized appreciation or depreciation of investments	(130,030,971)	(73,329,368)	(2,273,185)
Net increase (decrease) in net assets resulting from operations	(82,206,050)	(56,576,618)	(1,882,474)

Contract transactions
Contract purchase payments	1,336,328	1,508,366	897,239
Net transfers(1)	(2,841,932)	(1,414,655)	(402,067)
Transfers for policy loans	49,734	40,931	1,090
Adjustments to net assets allocated to contracts in payment period	(65,293)	(31,812)	—
Contract charges	(144,926)	(112,506)	(3,005)
Contract terminations:
Surrender benefits	(12,996,540)	(8,693,402)	(358,415)
Death benefits	(2,084,761)	(1,623,958)	(110,725)
Increase (decrease) from transactions	(16,747,390)	(10,327,036)	24,117
Net assets at beginning of year	246,176,566	166,989,107	12,618,770
Net assets at end of year	$147,223,126	$100,085,453	$10,760,413

Accumulation unit activity
Units outstanding at beginning of year	39,685,097	36,341,836	9,902,684
Units purchased	357,119	588,946	832,542
Units redeemed	(3,982,540)	(3,656,451)	(813,058)
Units outstanding at end of year	36,059,676	33,274,331	9,922,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

120	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® RAVA Apex Variable Annuity (RAVA Apex)

RiverSource® RAVA Vista Variable Annuity (RAVA Vista)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	121

and liabilities as of December 31, 2023, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B) (previously AB VPS Growth and Income Portfolio (Class B))
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2(1)
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I(2)
AC VP Intl, Cl II	American Century VP International, Class II(3)
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II(4)
AC VP Ultra, Cl II	American Century VP Ultra®, Class II(5)
AC VP Val, Cl I	American Century VP Value, Class I(6)
AC VP Val, Cl II	American Century VP Value, Class II(7)
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)(8)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares(8)
Calvert VP EAFE Intl Index, Cl F	Calvert VP EAFE International Index Portfolio – Class F(8) (renamed to CVT EAFE International Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index Portfolio – Class F(8) (renamed to CVT Nasdaq 100 Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP Russell 2000® Small Cap Index Portfolio – Class F(8) (renamed to CVT Russell 2000® Small Cap Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F(8)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)

122	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2)(8)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)(8)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)(8)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2) (renamed to CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2024)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II (renamed to Macquarie VIP Asset Strategy Series – Service Class effective sometime during the second quarter of 2024)
Del VIP for Inc, Serv Cl	Delaware VIP® Fund for Income Series – Service Class(8) (renamed to Macquarie VIP Fund for Income Series – Service Class effective sometime during the second quarter of 2024)
Del VIP Intl, Serv Cl	Delaware VIP® International Series – Service Class(8),(9)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2(8)
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2(8)
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2(8)
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2(8)
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2(8)
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4(8)
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4(8)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	123

Division	Fund
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4(8)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Multi-Strategy Alt, Serv	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares(8)
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares(8)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares(8)
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares(8)
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares(8)
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares(8)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC(8)
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC(8)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class(10),(11)
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class(8)
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class(8)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class(8)
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)(12)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(13)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares(8)
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares(8)
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares(8)
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares

124	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn
Wanger Intl	Wanger International
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Allspring VT International Equity Fund – Class 2 is scheduled to liquidate sometime during the second quarter of 2024.
(2)	American Century VP International, Class I is scheduled to reorganize into LVIP American Century International Fund, Standard Class II sometime during the second quarter of 2024.
(3)	American Century VP International, Class II is scheduled to reorganize into LVIP American Century International Fund, Service Class sometime during the second quarter of 2024.
(4)	American Century VP Mid Cap Value, Class II is scheduled to reorganize into LVIP American Century Mid Cap Value Fund, Service Class sometime during the second quarter of 2024.
(5)	American Century VP Ultra®, Class II is scheduled to reorganize into LVIP American Century Ultra® Fund, Service Class sometime during the second quarter of 2024.
(6)	American Century VP Value, Class I is scheduled to reorganize into LVIP American Century Value Fund, Standard Class II sometime during the second quarter of 2024.
(7)	American Century VP Value, Class II is scheduled to reorganize into LVIP American Century Value Fund, Service Class sometime during the second quarter of 2024.
(8)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.
(9)

Delaware VIP® International Series – Service Class is scheduled to merge into Delaware Ivy VIP International Core Equity – Class II sometime during the second quarter of 2024. In addition, subsequent to the merger, the fund name will change to Macquerie VIP International Core Equity Series – Service Class.

(10)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 2 Shares merged into LVIP JPMorgan U.S. Equity Fund – Service Class on April 28, 2023.
(11)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.
(12)	Neuberger Berman AMT International Equity Portfolio (Class S) is scheduled to liquidate sometime during the second quarter of 2024.
(13)	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) is scheduled to liquidate sometime during the second quarter of 2024.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	125

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not therefore categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2023.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%

126	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	127

5. SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2023 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$243,803
AB VPS Intl Val, Cl B	2,770,387
AB VPS Lg Cap Gro, Cl B	22,689,317
AB VPS Relative Val, Cl B	8,323,358
AB VPS Sus Gbl Thematic, Cl B	3,165,105
Allspg VT Index Asset Alloc, Cl 2	987,080
Allspg VT Intl Eq, Cl 2	1,176,920
Allspg VT Opp, Cl 2	4,368,454
Allspg VT Sm Cap Gro, Cl 2	5,617,356
ALPS Alerian Engy Infr, Class III	4,573,313
AC VP Intl, Cl I	285,040
AC VP Intl, Cl II	1,521,755
AC VP Mid Cap Val, Cl II	7,514,612
AC VP Ultra, Cl II	8,090,254
AC VP Val, Cl I	3,763,706
AC VP Val, Cl II	27,299,485
BlackRock Adv SMID Cap VI, Cl III	1,347,834
BlackRock Global Alloc, Cl III	6,988,289
BNY Mellon Sus US Eq, Serv	2,876,098
Calvert VP EAFE Intl Index, Cl F	1,913,913
Calvert VP Nasdaq 100 Index, Cl F	6,518,485
Calv VP Russ 2000 Sm Cap Ind, Cl F	2,998,852
Calvert VP SRI Bal, Cl F	1,299,842
Calvert VP SRI Bal, Cl I	997,794
CB Var Sm Cap Gro, Cl I	1,191,380
Col VP Bal, Cl 2	25,174,024
Col VP Bal, Cl 3	35,331,388
Col VP Commodity Strategy, Cl 2	6,323,432
Col VP Contrarian Core, Cl 2	15,330,423
Col VP Disciplined Core, Cl 2	6,826,059
Col VP Disciplined Core, Cl 3	2,499,280
Col VP Divd Opp, Cl 2	12,738,534
Col VP Divd Opp, Cl 3	2,802,856
Col VP Emerg Mkts Bond, Cl 2	1,364,125
Col VP Emer Mkts, Cl 2	3,670,003
Col VP Emer Mkts, Cl 3	1,555,516
Col VP Global Strategic Inc, Cl 2	1,570,409
Col VP Global Strategic Inc, Cl 3	2,856,855
Col VP Govt Money Mkt, Cl 2	54,265,082

Division	Purchases
Col VP Govt Money Mkt, Cl 3	$31,580,850
Col VP Hi Yield Bond, Cl 2	7,598,394
Col VP Hi Yield Bond, Cl 3	7,703,199
Col VP Inc Opp, Cl 2	4,942,342
Col VP Inc Opp, Cl 3	5,608,883
Col VP Inter Bond, Cl 2	22,218,520
Col VP Inter Bond, Cl 3	17,458,390
Col VP Lg Cap Gro, Cl 2	15,869,156
Col VP Lg Cap Gro, Cl 3	4,407,879
Col VP Lg Cap Index, Cl 2	42,908,718
Col VP Lg Cap Index, Cl 3	19,613,887
Col VP Limited Duration Cr, Cl 2	16,607,438
Col VP Long Govt/Cr Bond, Cl 2	6,212,516
Col VP Overseas Core, Cl 2	5,270,597
Col VP Overseas Core, Cl 3	2,089,377
Col VP Select Lg Cap Eq, Cl 2	2,085,032
Col VP Select Lg Cap Val, Cl 2	9,337,235
Col VP Select Lg Cap Val, Cl 3	2,331,948
Col VP Select Mid Cap Gro, Cl 2	5,721,024
Col VP Select Mid Cap Gro, Cl 3	1,936,693
Col VP Select Mid Cap Val, Cl 2	4,024,917
Col VP Select Mid Cap Val, Cl 3	820,398
Col VP Select Sm Cap Val, Cl 2	3,339,790
Col VP Select Sm Cap Val, Cl 3	930,514
Col VP Sel Gbl Tech, Cl 2	6,335,124
Col VP Sm Cap Val, Cl 2	1,233,957
Col VP Strategic Inc, Cl 2	14,505,739
Col VP US Govt Mtge, Cl 2	2,772,333
Col VP US Govt Mtge, Cl 3	3,244,298
CS Commodity Return, Cl 1	3,468,304
CTIVP AC Div Bond, Cl 2	5,751,104
CTIVP BR Gl Infl Prot Sec, Cl 2	4,530,614
CTIVP BR Gl Infl Prot Sec, Cl 3	6,346,764
CTIVP CenterSquare Real Est, Cl 2	3,845,308
CTIVP MFS Val, Cl 2	6,665,313
CTIVP MS Adv, Cl 2	2,054,518
CTIVP Prin Blue Chip Gro, Cl 1	1,354,525
CTIVP Prin Blue Chip Gro, Cl 2	4,888,237
CTIVP T Rowe Price LgCap Val, Cl 2	4,328,875

128	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Purchases
CTIVP TCW Core Plus Bond, Cl 2	$5,513,722
CTIVP Vty Sycamore Estb Val, Cl 2	9,038,727
CTIVP Vty Sycamore Estb Val, Cl 3	2,688,244
CTIVP Westfield Mid Cap Gro, Cl 2	3,563,469
Del Ivy VIP Asset Strategy, Cl II	991,923
Del VIP for Inc, Serv Cl	546,245
Del VIP Intl, Serv Cl	483,547
DWS Alt Asset Alloc VIP, Cl B	2,821,022
EV VT Floating-Rate Inc, Init Cl	11,690,197
Fid VIP Contrafund, Serv Cl 2	38,224,453
Fid VIP Emer Mkts, Serv Cl 2	1,424,132
Fid VIP Energy, Serv Cl 2	1,689,825
Fid VIP Gro & Inc, Serv Cl	2,642,180
Fid VIP Gro & Inc, Serv Cl 2	9,963,007
Fid VIP Gro Opp, Serv Cl 2	6,064,081
Fid VIP Intl Cap Appr, Serv Cl 2	3,052,384
Fid VIP Invest Gr, Serv Cl 2	7,690,545
Fid VIP Mid Cap, Serv Cl	1,894,962
Fid VIP Mid Cap, Serv Cl 2	18,539,231
Fid VIP Overseas, Serv Cl	623,292
Fid VIP Overseas, Serv Cl 2	2,923,072
Fid VIP Strategic Inc, Serv Cl 2	26,876,874
Frank Global Real Est, Cl 2	1,813,527
Frank Inc, Cl 2	13,098,609
Frank Inc, Cl 4	4,492,632
Frank Mutual Gbl Dis, Cl 4	340,612
Frank Mutual Shares, Cl 2	7,251,098
Frank Sm Cap Val, Cl 2	9,603,865
Frank Sm Cap Val, Cl 4	2,119,136
GS VIT Mid Cap Val, Inst	4,228,899
GS VIT Multi-Strategy Alt, Advisor	1,319,249
GS VIT Multi-Strategy Alt, Serv	781,151
GS VIT Sm Cap Eq Insights, Inst	239,342
GS VIT Sm Cap Eq Insights, Serv	627,199
GS VIT U.S. Eq Insights, Inst	1,374,471
Invesco VI Am Fran, Ser I	353,680
Invesco VI Am Fran, Ser II	2,597,793
Invesco VI Bal Risk Alloc, Ser II	2,991,409
Invesco VI Comstock, Ser II	17,069,553
Invesco VI Core Eq, Ser I	1,947,348
Invesco VI Core Plus Bond, Ser II	3,401,599
Invesco VI Dis Mid Cap Gro, Ser I	358,472
Invesco VI Dis Mid Cap Gro, Ser II	436,298
Invesco VI Div Divd, Ser I	2,287,543
Invesco VI Div Divd, Ser II	1,312,068
Invesco VI EQV Intl Eq, Ser II	904,393
Invesco VI Global, Ser II	16,279,124
Invesco VI Gbl Strat Inc, Ser II	4,458,145
Invesco VI Hlth, Ser II	790,901
Invesco VI Main St, Ser II	560,448
Invesco VI Mn St Sm Cap, Ser II	8,295,707
Invesco VI Tech, Ser I	1,382,744
Invesco VI Tech, Ser II	2,428,575
Janus Henderson VIT Bal, Serv	18,505,482
Janus Henderson VIT Enter, Serv	1,248,148
Janus Henderson VIT Flex Bd, Serv	13,579,603
Janus Henderson VIT Forty, Serv	1,642,013
Janus Hend VIT Gbl Tech Innov, Srv	2,883,729
Janus Henderson VIT Overseas, Serv	2,314,788
Janus Henderson VIT Res, Serv	6,417,805
Lazard Ret Emer Mkts Eq, Serv	360,894

Division	Purchases
Lazard Ret Global Dyn MA, Serv	$1,053,212
Lord Abt Bond Debenture, Cl VC	2,766,604
Lord Abt Short Dur Inc, Cl VC	7,435,923
LVIP JPM US Eq, Serv Cl	3,466,415
MFS Gbl Real Est, Serv Cl	733,186
MFS Intl Gro, Serv Cl	2,652,534
MFS Mass Inv Gro Stock, Serv Cl	5,326,087
MFS New Dis, Serv Cl	713,903
MFS Research Intl, Serv Cl	1,405,539
MFS Utilities, Serv Cl	16,838,897
MS VIF Dis, Cl II	6,269,513
MS VIF Global Real Est, Cl II	668,435
NB AMT Intl Eq, Cl S	290,837
NB AMT Sus Eq, Cl S	2,610,214
NB AMT US Eq Index PW Strat, Cl S	1,892,568
PIMCO VIT All Asset, Advisor Cl	3,441,834
PIMCO VIT Glb Man As Alloc, Adv Cl	851,579
PIMCO VIT Tot Return, Advisor Cl	12,577,602
Put VT Global Hlth Care, Cl IB	4,613,239
Put VT Intl Eq, Cl IB	575,483
Put VT Intl Val, Cl IB	2,181,391
Put VT Lg Cap Val, Cl IB	5,470,276
Put VT Sus Fut, Cl IB	1,682,428
Put VT Sus Leaders, Cl IA	2,948,072
Put VT Sus Leaders, Cl IB	4,147,333
Royce Micro-Cap, Invest Cl	130,577
Temp Global Bond, Cl 2	1,025,260
Third Ave VST Third Ave Value	1,129,736
VanEck VIP Global Gold, Cl S	4,351,037
VP Aggr, Cl 2	48,406,167
VP Aggr, Cl 4	5,386,764
VP Conserv, Cl 2	43,204,740
VP Conserv, Cl 4	12,234,062
VP Man Risk, Cl 2	16,999,197
VP Man Risk US, Cl 2	19,542,843
VP Man Vol Conserv, Cl 2	48,483,352
VP Man Vol Conserv Gro, Cl 2	50,885,260
VP Man Vol Gro, Cl 2	87,155,273
VP Man Vol Mod Gro, Cl 2	96,382,130
VP Mod, Cl 2	105,499,212
VP Mod, Cl 4	10,474,950
VP Mod Aggr, Cl 2	52,194,660
VP Mod Aggr, Cl 4	8,817,963
VP Mod Conserv, Cl 2	43,559,026
VP Mod Conserv, Cl 4	8,474,231
VP Ptnrs Core Bond, Cl 2	4,646,877
VP Ptnrs Core Eq, Cl 2	840,783
VP Ptnrs Core Eq, Cl 3	826,676
VP Ptnrs Intl Core Eq, Cl 2	4,279,871
VP Ptnrs Intl Gro, Cl 2	2,005,155
VP Ptnrs Intl Val, Cl 2	2,745,565
VP Ptnrs Sm Cap Gro, Cl 2	2,628,944
VP Ptnrs Sm Cap Val, Cl 2	1,118,350
VP Ptnrs Sm Cap Val, Cl 3	1,118,320
VP US Flex Conserv Gro, Cl 2	32,253,401
VP US Flex Gro, Cl 2	53,129,947
VP US Flex Mod Gro, Cl 2	34,870,519
Wanger Acorn	1,441,127
Wanger Intl	2,981,964
WA Var Global Hi Yd Bond, Cl II	1,667,376

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	129

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2023	7,078	$1.39	to	$1.20	$9,303	0.61%	0.55%	to	1.90%	12.85%	to	11.35%
2022	7,606	$1.23	to	$1.08	$8,891	2.55%	0.55%	to	1.90%	(19.12%)	to	(20.21%)
2021	8,157	$1.52	to	$1.35	$11,850	1.61%	0.55%	to	1.90%	8.68%	to	7.22%
2020	7,782	$1.40	to	$1.26	$10,461	1.52%	0.55%	to	1.90%	4.29%	to	2.89%
2019	9,012	$1.34	to	$1.23	$11,673	1.80%	0.55%	to	1.90%	14.61%	to	13.07%
AB VPS Intl Val, Cl B
2023	39,261	$2.17	to	$0.91	$66,348	0.68%	0.55%	to	1.45%	14.20%	to	13.18%
2022	43,733	$1.90	to	$0.80	$64,852	4.13%	0.55%	to	1.45%	(14.27%)	to	(15.03%)
2021	46,915	$2.22	to	$0.94	$81,262	1.65%	0.55%	to	1.45%	10.25%	to	9.26%
2020	52,865	$2.01	to	$0.86	$83,459	1.53%	0.55%	to	1.45%	1.65%	to	0.74%
2019	60,148	$1.98	to	$0.86	$93,276	0.77%	0.55%	to	1.45%	16.15%	to	15.11%
AB VPS Lg Cap Gro, Cl B
2023	25,046	$4.96	to	$4.27	$148,095	—	0.60%	to	1.90%	33.98%	to	32.26%
2022	25,048	$3.70	to	$3.23	$111,582	—	0.60%	to	1.90%	(29.11%)	to	(30.03%)
2021	24,175	$5.22	to	$4.62	$152,637	—	0.60%	to	1.90%	27.88%	to	26.23%
2020	24,181	$4.08	to	$3.66	$119,644	—	0.60%	to	1.90%	34.34%	to	32.60%
2019	23,413	$3.04	to	$2.76	$86,613	—	0.60%	to	1.90%	33.56%	to	31.84%
AB VPS Relative Val, Cl B
2023	19,455	$4.02	to	$1.10	$71,874	1.28%	0.55%	to	1.55%	11.11%	to	10.01%
2022	21,769	$3.62	to	$1.00	$72,788	1.10%	0.55%	to	1.55%	(4.94%)	to	(0.06	%)(7)
2021	23,359	$3.80	to	$2.96	$82,840	0.63%	0.55%	to	1.45%	27.14%	to	26.00%
2020	26,311	$2.99	to	$2.35	$73,638	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	29,990	$2.94	to	$2.33	$82,516	1.02%	0.55%	to	1.45%	22.93%	to	21.83%
AB VPS Sus Gbl Thematic, Cl B
2023	3,352	$3.09	to	$1.07	$9,733	0.03%	0.55%	to	1.55%	15.07%	to	13.93%
2022	3,065	$2.69	to	$0.94	$7,697	—	0.55%	to	1.55%	(27.57%)	to	(6.14	%)(7)
2021	3,296	$3.71	to	$3.27	$11,645	—	0.55%	to	1.45%	21.90%	to	20.81%
2020	3,590	$3.05	to	$2.71	$10,374	0.42%	0.55%	to	1.45%	38.32%	to	37.08%
2019	3,339	$2.20	to	$1.97	$7,016	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
Allspg VT Index Asset Alloc, Cl 2
2023	5,574	$3.73	to	$3.42	$20,062	0.96%	0.55%	to	1.20%	16.07%	to	15.31%
2022	5,962	$3.22	to	$2.96	$18,562	0.63%	0.55%	to	1.20%	(17.48%)	to	(18.01%)
2021	6,570	$3.90	to	$3.61	$24,848	0.59%	0.55%	to	1.20%	15.36%	to	14.61%
2020	7,351	$3.38	to	$3.15	$24,171	0.82%	0.55%	to	1.20%	15.94%	to	15.20%
2019	8,230	$2.92	to	$2.74	$23,399	1.09%	0.55%	to	1.20%	19.50%	to	18.72%
Allspg VT Intl Eq, Cl 2
2023	12,007	$2.12	to	$1.31	$21,423	1.45%	0.55%	to	1.45%	14.93%	to	13.90%
2022	13,606	$1.84	to	$1.15	$21,237	3.65%	0.55%	to	1.45%	(12.37%)	to	(13.15%)
2021	14,752	$2.10	to	$1.33	$26,283	1.08%	0.55%	to	1.45%	6.28%	to	5.33%
2020	16,331	$1.98	to	$1.26	$27,472	2.58%	0.55%	to	1.45%	4.35%	to	3.42%
2019	18,783	$1.89	to	$1.22	$30,400	3.69%	0.55%	to	1.45%	14.85%	to	13.82%
Allspg VT Opp, Cl 2
2023	8,454	$5.58	to	$2.86	$41,208	—	0.55%	to	1.90%	25.81%	to	24.13%
2022	9,954	$4.43	to	$2.30	$38,727	—	0.55%	to	1.90%	(21.24%)	to	(22.30%)
2021	11,269	$5.63	to	$2.96	$55,858	0.04%	0.55%	to	1.90%	24.09%	to	22.43%
2020	12,694	$4.54	to	$2.42	$50,846	0.44%	0.55%	to	1.90%	20.34%	to	18.73%
2019	14,921	$3.77	to	$2.04	$49,566	0.28%	0.55%	to	1.90%	30.74%	to	28.99%

130	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Allspg VT Sm Cap Gro, Cl 2
2023	18,920	$4.12	to	$2.15	$70,724	—	0.55%	to	1.90%	3.54%		to	2.15%
2022	19,710	$3.97	to	$2.10	$71,369	—	0.55%	to	1.90%	(34.78%)		to	(35.66%)
2021	21,888	$6.09	to	$3.27	$122,035	—	0.55%	to	1.90%	7.05%		to	5.61%
2020	23,583	$5.69	to	$3.10	$123,475	—	0.55%	to	1.90%	56.92%		to	54.82%
2019	24,616	$3.63	to	$2.00	$82,575	—	0.55%	to	1.90%	24.14%		to	22.48%
ALPS Alerian Engy Infr, Class III
2023	34,442	$1.32	to	$1.14	$43,193	3.05%	0.55%	to	1.90%	13.28%		to	11.77%
2022	38,045	$1.16	to	$1.02	$42,306	4.78%	0.55%	to	1.90%	16.68%		to	15.12%
2021	31,011	$1.00	to	$0.89	$29,707	2.06%	0.55%	to	1.90%	37.02%		to	35.18%
2020	31,725	$0.73	to	$0.66	$22,314	2.78%	0.55%	to	1.90%	(25.54%)		to	(26.54%)
2019	35,763	$0.98	to	$0.89	$33,932	1.50%	0.55%	to	1.90%	19.75%		to	18.15%
AC VP Intl, Cl I
2023	2,880	$2.30	to	$2.09	$6,221	1.41%	0.55%	to	0.95%	11.96%		to	11.51%
2022	3,217	$2.05	to	$1.87	$6,233	1.50%	0.55%	to	0.95%	(25.17%)		to	(25.47%)
2021	3,597	$2.75	to	$2.51	$9,341	0.16%	0.55%	to	0.95%	8.15%		to	7.72%
2020	3,871	$2.54	to	$2.33	$9,327	0.49%	0.55%	to	0.95%	25.19%		to	24.69%
2019	4,271	$2.03	to	$1.87	$8,221	0.88%	0.55%	to	0.95%	27.72%		to	27.21%
AC VP Intl, Cl II
2023	7,365	$2.47	to	$1.03	$16,816	1.25%	0.55%	to	1.55%	11.81%		to	10.71%
2022	7,608	$2.21	to	$0.93	$16,058	1.35%	0.55%	to	1.55%	(25.27%)		to	(6.43	%)(7)
2021	8,507	$2.96	to	$3.01	$24,400	0.02%	0.55%	to	1.20%	8.01%		to	7.31%
2020	9,218	$2.74	to	$2.81	$24,485	0.38%	0.55%	to	1.20%	24.97%		to	24.15%
2019	9,677	$2.19	to	$2.26	$20,637	0.75%	0.55%	to	1.20%	27.44%		to	26.61%
AC VP Mid Cap Val, Cl II
2023	11,493	$3.30	to	$1.04	$38,655	2.17%	0.55%	to	1.55%	5.45%		to	4.40%
2022	12,448	$3.13	to	$0.99	$40,249	2.11%	0.55%	to	1.55%	(1.92%)		to	(0.64	%)(7)
2021	12,841	$3.19	to	$3.46	$42,771	1.00%	0.55%	to	1.45%	22.34%		to	21.25%
2020	14,793	$2.61	to	$2.85	$40,391	1.63%	0.55%	to	1.45%	0.56%		to	(0.35%)
2019	19,355	$2.59	to	$2.86	$52,756	1.91%	0.55%	to	1.45%	28.29%		to	27.14%
AC VP Ultra, Cl II
2023	8,647	$6.05	to	$5.40	$49,845	—	0.55%	to	1.45%	42.49%		to	41.21%
2022	8,897	$4.24	to	$3.83	$36,106	—	0.55%	to	1.45%	(32.83%)		to	(33.43%)
2021	9,890	$6.32	to	$5.75	$60,002	—	0.55%	to	1.45%	22.32%		to	21.23%
2020	11,057	$5.16	to	$4.74	$54,981	—	0.55%	to	1.45%	48.73%		to	47.40%
2019	11,208	$3.47	to	$3.22	$37,737	—	0.55%	to	1.45%	33.72%		to	32.53%
AC VP Val, Cl I
2023	5,194	$5.63	to	$5.11	$27,678	2.38%	0.55%	to	0.95%	8.50%		to	8.07%
2022	5,778	$5.19	to	$4.73	$28,456	2.09%	0.55%	to	0.95%	(0.01%)		to	(0.41%)
2021	6,246	$5.19	to	$4.75	$30,851	1.73%	0.55%	to	0.95%	23.83%		to	23.33%
2020	6,916	$4.19	to	$3.85	$27,765	2.28%	0.55%	to	0.95%	0.42%		to	0.02%
2019	8,222	$4.17	to	$3.85	$32,899	2.11%	0.55%	to	0.95%	26.34%		to	25.83%
AC VP Val, Cl II
2023	46,305	$4.65	to	$2.47	$177,917	2.23%	0.55%	to	1.90%	8.42%		to	6.98%
2022	51,027	$4.29	to	$2.31	$180,526	1.96%	0.55%	to	1.90%	(0.24%)		to	(1.57%)
2021	49,692	$4.30	to	$2.35	$178,573	1.59%	0.55%	to	1.90%	23.60%		to	21.95%
2020	53,117	$3.48	to	$1.92	$155,093	2.14%	0.55%	to	1.90%	0.28%		to	(1.06%)
2019	63,453	$3.47	to	$1.94	$184,130	1.96%	0.55%	to	1.90%	26.23%		to	24.53%
BlackRock Adv SMID Cap VI, Cl III
2023	1,529	$1.14	to	$1.12	$1,730	3.19%	0.65%	to	1.55%	17.86%		to	16.82%
2022	341	$0.97	to	$0.96	$329	5.43%	0.65%	to	1.55%	(4.28	%)(7)	to	(4.84	%)(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
BlackRock Global Alloc, Cl III
2023	44,971	$1.75	to	$1.49	$74,396	2.48%	0.55%	to	1.90%	11.88%		to	10.37%
2022	48,231	$1.56	to	$1.35	$71,677	—	0.55%	to	1.90%	(16.53%)		to	(17.64%)
2021	51,484	$1.87	to	$1.64	$92,142	0.83%	0.55%	to	1.90%	5.83%		to	4.41%
2020	49,337	$1.77	to	$1.57	$83,868	1.34%	0.55%	to	1.90%	20.05%		to	18.43%
2019	51,774	$1.47	to	$1.33	$73,748	1.25%	0.55%	to	1.90%	17.11%		to	15.55%
BNY Mellon Sus US Eq, Serv
2023	2,647	$1.13	to	$1.12	$2,990	0.14%	0.65%	to	1.55%	22.71%		to	21.61%
2022	258	$0.92	to	$0.92	$239	—	0.65%	to	1.55%	(7.93	%)(7)	to	(8.48	%)(7)
Calvert VP EAFE Intl Index, Cl F
2023	2,801	$1.14	to	$1.12	$3,180	3.77%	0.65%	to	1.55%	16.77%		to	15.73%
2022	1,106	$0.98	to	$0.97	$1,081	8.22%	0.65%	to	1.55%	(2.06	%)(7)	to	(2.64	%)(7)
Calvert VP Nasdaq 100 Index, Cl F
2023	7,195	$1.30	to	$1.28	$9,295	0.47%	0.65%	to	1.55%	53.03%		to	51.66%
2022	2,273	$0.85	to	$0.84	$1,929	0.44%	0.65%	to	1.55%	(16.49	%)(7)	to	(16.98	%)(7)
Calv VP Russ 2000 Sm Cap Ind, Cl F
2023	4,332	$1.10	to	$1.08	$4,726	1.24%	0.65%	to	1.55%	15.61%		to	14.57%
2022	1,554	$0.95	to	$0.94	$1,475	1.76%	0.65%	to	1.55%	(6.07	%)(7)	to	(6.63	%)(7)
Calvert VP SRI Bal, Cl F
2023	1,315	$1.10	to	$1.08	$1,433	2.01%	0.65%	to	1.55%	15.67%		to	14.64%
2022	344	$0.95	to	$0.94	$326	3.11%	0.65%	to	1.55%	(5.21	%)(7)	to	(5.79	%)(7)
Calvert VP SRI Bal, Cl I
2023	7,788	$2.87	to	$2.82	$21,222	1.58%	0.55%	to	1.20%	16.19%		to	15.43%
2022	8,225	$2.47	to	$2.44	$19,357	1.18%	0.55%	to	1.20%	(15.88%)		to	(16.42%)
2021	9,172	$2.93	to	$2.92	$25,775	1.16%	0.55%	to	1.20%	14.49%		to	13.74%
2020	9,850	$2.56	to	$2.57	$24,246	1.51%	0.55%	to	1.20%	14.63%		to	13.88%
2019	10,384	$2.24	to	$2.26	$22,358	1.56%	0.55%	to	1.20%	23.72%		to	22.92%
CB Var Sm Cap Gro, Cl I
2023	4,265	$3.77	to	$3.24	$15,058	—	0.55%	to	1.45%	7.81%		to	6.85%
2022	4,501	$3.49	to	$3.03	$14,793	—	0.55%	to	1.45%	(29.24%)		to	(29.87%)
2021	4,824	$4.94	to	$4.33	$22,500	—	0.55%	to	1.45%	11.99%		to	10.99%
2020	5,487	$4.41	to	$3.90	$22,942	—	0.55%	to	1.45%	42.48%		to	41.20%
2019	6,213	$3.09	to	$2.76	$18,309	—	0.55%	to	1.45%	26.18%		to	25.05%
Col VP Bal, Cl 2
2023	91,069	$1.06	to	$1.03	$95,274	—	0.60%	to	1.55%	20.38%		to	19.24%
2022	70,090	$0.88	to	$0.86	$61,116	—	0.60%	to	1.55%	(17.36%)		to	(18.14%)
2021	23,656	$1.06	to	$1.06	$25,051	—	0.60%	to	1.55%	6.03	%(6)	to	5.37	%(6)
Col VP Bal, Cl 3
2023	177,389	$3.46	to	$2.19	$568,979	—	0.55%	to	1.90%	20.57%		to	18.96%
2022	183,169	$2.87	to	$1.84	$489,962	—	0.55%	to	1.90%	(17.20%)		to	(18.31%)
2021	198,849	$3.46	to	$2.25	$643,716	—	0.55%	to	1.90%	14.11%		to	12.58%
2020	202,406	$3.03	to	$2.00	$577,612	—	0.55%	to	1.90%	16.94%		to	15.37%
2019	200,210	$2.59	to	$1.73	$493,462	—	0.55%	to	1.90%	22.11%		to	20.47%
Col VP Commodity Strategy, Cl 2
2023	21,658	$0.80	to	$0.69	$16,350	20.62%	0.55%	to	1.90%	(7.64%)		to	(8.88%)
2022	29,909	$0.86	to	$0.76	$24,623	28.61%	0.55%	to	1.90%	18.05%		to	16.47%
2021	15,752	$0.73	to	$0.65	$11,016	—	0.55%	to	1.90%	31.29%		to	29.53%
2020	8,170	$0.56	to	$0.50	$4,373	20.03%	0.55%	to	1.90%	(2.09%)		to	(3.40%)
2019	8,107	$0.57	to	$0.52	$4,460	0.93%	0.55%	to	1.90%	7.19%		to	5.75%

132	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Contrarian Core, Cl 2
2023	45,709	$3.43	to	$2.97	$149,161	—	0.55%	to	1.90%	31.17%	to	29.41%
2022	45,630	$2.62	to	$2.29	$114,015	—	0.55%	to	1.90%	(19.30%)	to	(20.38%)
2021	46,001	$3.24	to	$2.88	$143,414	—	0.55%	to	1.90%	23.28%	to	21.63%
2020	46,707	$2.63	to	$2.37	$118,781	—	0.55%	to	1.90%	21.33%	to	19.71%
2019	48,211	$2.17	to	$1.98	$101,337	—	0.55%	to	1.90%	32.08%	to	30.31%
Col VP Disciplined Core, Cl 2
2023	11,160	$3.48	to	$3.00	$52,064	—	0.60%	to	1.90%	23.34%	to	21.75%
2022	10,728	$2.82	to	$2.47	$40,774	—	0.60%	to	1.90%	(19.42%)	to	(20.46%)
2021	10,168	$3.50	to	$3.10	$48,058	—	0.60%	to	1.90%	31.64%	to	29.94%
2020	10,030	$2.66	to	$2.39	$36,162	—	0.60%	to	1.90%	13.15%	to	11.69%
2019	10,947	$2.35	to	$2.14	$35,044	—	0.60%	to	1.90%	23.72%	to	22.12%
Col VP Disciplined Core, Cl 3
2023	87,846	$3.49	to	$3.55	$339,236	—	0.55%	to	1.45%	23.55%	to	22.45%
2022	96,320	$2.83	to	$2.90	$302,302	—	0.55%	to	1.45%	(19.27%)	to	(20.00%)
2021	105,498	$3.50	to	$3.63	$411,739	—	0.55%	to	1.45%	31.84%	to	30.66%
2020	116,774	$2.65	to	$2.77	$347,019	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	131,960	$2.34	to	$2.47	$346,230	—	0.55%	to	1.45%	23.95%	to	22.84%
Col VP Divd Opp, Cl 2
2023	33,217	$2.53	to	$2.19	$98,976	—	0.60%	to	1.90%	4.22%	to	2.87%
2022	33,985	$2.43	to	$2.13	$97,769	—	0.60%	to	1.90%	(1.98%)	to	(3.24%)
2021	27,966	$2.48	to	$2.20	$82,699	—	0.60%	to	1.90%	25.14%	to	23.53%
2020	26,193	$1.98	to	$1.78	$62,077	—	0.60%	to	1.90%	0.30%	to	(1.00%)
2019	27,679	$1.98	to	$1.80	$65,706	—	0.60%	to	1.90%	23.02%	to	21.43%
Col VP Divd Opp, Cl 3
2023	93,884	$4.67	to	$2.46	$365,624	—	0.55%	to	1.45%	4.38%	to	3.45%
2022	106,455	$4.47	to	$2.38	$398,253	—	0.55%	to	1.45%	(1.78%)	to	(2.66%)
2021	112,748	$4.55	to	$2.45	$432,848	—	0.55%	to	1.45%	25.33%	to	24.20%
2020	128,498	$3.63	to	$1.97	$395,051	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	148,528	$3.62	to	$1.98	$456,364	—	0.55%	to	1.45%	23.24%	to	22.14%
Col VP Emerg Mkts Bond, Cl 2
2023	9,315	$1.07	to	$0.92	$9,458	5.25%	0.55%	to	1.90%	9.42%	to	7.95%
2022	10,088	$0.97	to	$0.85	$9,401	4.03%	0.55%	to	1.90%	(16.62%)	to	(17.73%)
2021	11,854	$1.17	to	$1.04	$13,330	3.68%	0.55%	to	1.90%	(2.99%)	to	(4.29%)
2020	12,122	$1.21	to	$1.09	$14,140	3.23%	0.55%	to	1.90%	6.58%	to	5.14%
2019	13,256	$1.13	to	$1.03	$14,563	4.87%	0.55%	to	1.90%	11.47%	to	9.98%
Col VP Emer Mkts, Cl 2
2023	38,481	$1.23	to	$1.06	$47,969	—	0.60%	to	1.90%	8.54%	to	7.15%
2022	40,466	$1.14	to	$0.99	$46,712	—	0.60%	to	1.90%	(33.47%)	to	(34.33%)
2021	37,968	$1.71	to	$1.51	$66,169	0.84%	0.60%	to	1.90%	(8.03%)	to	(9.22%)
2020	32,764	$1.86	to	$1.66	$62,343	0.43%	0.60%	to	1.90%	32.37%	to	30.66%
2019	32,611	$1.40	to	$1.27	$47,056	0.14%	0.60%	to	1.90%	30.49%	to	28.80%
Col VP Emer Mkts, Cl 3
2023	28,396	$3.07	to	$1.67	$68,435	—	0.55%	to	1.45%	8.71%	to	7.74%
2022	31,922	$2.82	to	$1.55	$71,144	—	0.55%	to	1.45%	(33.34%)	to	(33.94%)
2021	35,031	$4.23	to	$2.35	$117,350	0.99%	0.55%	to	1.45%	(7.84%)	to	(8.67%)
2020	38,326	$4.59	to	$2.57	$139,658	0.56%	0.55%	to	1.45%	32.63%	to	31.44%
2019	45,589	$3.46	to	$1.96	$125,995	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
Col VP Global Strategic Inc, Cl 2
2023	9,372	$0.93	to	$0.80	$8,915	3.11%	0.60%	to	1.90%	8.82%	to	7.41%
2022	9,863	$0.85	to	$0.74	$8,660	3.18%	0.60%	to	1.90%	(14.14%)	to	(15.25%)
2021	9,729	$0.99	to	$0.88	$9,991	3.67%	0.60%	to	1.90%	0.43%	to	(0.87%)
2020	9,357	$0.99	to	$0.88	$9,602	5.12%	0.60%	to	1.90%	3.96%	to	2.62%
2019	9,897	$0.95	to	$0.86	$9,811	—	0.60%	to	1.90%	10.10%	to	8.67%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 3
2023	28,567	$1.82	to	$1.12	$44,431	3.26%	0.55%	to	1.45%	9.21%	to	8.23%
2022	31,815	$1.66	to	$1.03	$45,420	3.43%	0.55%	to	1.45%	(14.08%)	to	(14.85%)
2021	35,882	$1.93	to	$1.21	$59,979	3.92%	0.55%	to	1.45%	0.59%	to	(0.32%)
2020	38,477	$1.92	to	$1.22	$64,308	5.22%	0.55%	to	1.45%	4.11%	to	3.17%
2019	43,214	$1.85	to	$1.18	$69,749	—	0.55%	to	1.45%	10.30%	to	9.31%
Col VP Govt Money Mkt, Cl 2
2023	157,215	$1.02	to	$0.87	$148,910	4.38%	0.60%	to	1.90%	3.84%	to	2.50%
2022	160,765	$0.98	to	$0.85	$146,821	1.24%	0.60%	to	1.90%	0.50%	to	(0.79%)
2021	102,600	$0.98	to	$0.86	$93,666	0.01%	0.60%	to	1.90%	(0.59%)	to	(1.87%)
2020	100,549	$0.98	to	$0.88	$92,735	0.13%	0.60%	to	1.90%	(0.36%)	to	(1.66%)
2019	54,408	$0.98	to	$0.89	$50,523	1.60%	0.60%	to	1.90%	1.03%	to	(0.30%)
Col VP Govt Money Mkt, Cl 3
2023	112,497	$1.26	to	$0.94	$126,338	4.50%	0.55%	to	1.45%	4.02%	to	3.09%
2022	125,779	$1.21	to	$0.91	$135,605	1.22%	0.55%	to	1.45%	0.61%	to	(0.29%)
2021	101,435	$1.21	to	$0.91	$110,390	0.01%	0.55%	to	1.45%	(0.53%)	to	(1.41%)
2020	123,715	$1.21	to	$0.93	$135,583	0.18%	0.55%	to	1.45%	(0.27%)	to	(1.16%)
2019	86,619	$1.22	to	$0.94	$96,069	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
Col VP Hi Yield Bond, Cl 2
2023	26,480	$1.64	to	$1.41	$48,187	5.28%	0.60%	to	1.90%	11.20%	to	9.77%
2022	27,215	$1.47	to	$1.28	$44,830	5.01%	0.60%	to	1.90%	(11.31%)	to	(12.45%)
2021	28,938	$1.66	to	$1.46	$54,019	4.95%	0.60%	to	1.90%	4.17%	to	2.82%
2020	27,679	$1.59	to	$1.42	$49,734	5.59%	0.60%	to	1.90%	5.67%	to	4.31%
2019	28,414	$1.51	to	$1.36	$48,520	5.77%	0.60%	to	1.90%	15.83%	to	14.33%
Col VP Hi Yield Bond, Cl 3
2023	38,417	$3.36	to	$2.22	$115,280	5.38%	0.55%	to	1.45%	11.47%	to	10.47%
2022	43,790	$3.01	to	$2.01	$118,266	5.08%	0.55%	to	1.45%	(11.19%)	to	(11.99%)
2021	50,238	$3.39	to	$2.28	$153,394	4.93%	0.55%	to	1.45%	4.29%	to	3.35%
2020	55,713	$3.25	to	$2.21	$163,849	5.64%	0.55%	to	1.45%	5.96%	to	5.01%
2019	66,858	$3.07	to	$2.10	$185,992	5.75%	0.55%	to	1.45%	16.08%	to	15.04%
Col VP Inc Opp, Cl 2
2023	15,262	$1.60	to	$1.37	$26,797	4.92%	0.60%	to	1.90%	10.70%	to	9.27%
2022	15,640	$1.44	to	$1.25	$24,877	5.14%	0.60%	to	1.90%	(10.75%)	to	(11.89%)
2021	15,562	$1.61	to	$1.42	$27,881	8.91%	0.60%	to	1.90%	3.52%	to	2.18%
2020	15,674	$1.56	to	$1.39	$27,225	4.58%	0.60%	to	1.90%	5.04%	to	3.68%
2019	17,985	$1.48	to	$1.34	$29,843	4.81%	0.60%	to	1.90%	15.44%	to	13.94%
Col VP Inc Opp, Cl 3
2023	29,011	$2.69	to	$2.14	$71,590	5.03%	0.55%	to	1.45%	10.90%	to	9.91%
2022	32,732	$2.43	to	$1.95	$73,104	5.16%	0.55%	to	1.45%	(10.70%)	to	(11.50%)
2021	37,714	$2.72	to	$2.20	$94,708	8.85%	0.55%	to	1.45%	3.90%	to	2.97%
2020	42,052	$2.61	to	$2.14	$101,999	4.60%	0.55%	to	1.45%	5.16%	to	4.21%
2019	49,492	$2.49	to	$2.05	$114,398	4.99%	0.55%	to	1.45%	15.59%	to	14.56%
Col VP Inter Bond, Cl 2
2023	60,739	$1.17	to	$1.00	$72,989	2.14%	0.60%	to	1.90%	5.46%	to	4.09%
2022	48,671	$1.11	to	$0.97	$55,788	2.91%	0.60%	to	1.90%	(17.71%)	to	(18.78%)
2021	50,375	$1.35	to	$1.19	$70,444	3.08%	0.60%	to	1.90%	(1.18%)	to	(2.45%)
2020	47,138	$1.36	to	$1.22	$66,938	2.67%	0.60%	to	1.90%	11.60%	to	10.16%
2019	38,012	$1.22	to	$1.11	$48,594	2.96%	0.60%	to	1.90%	8.38%	to	6.98%
Col VP Inter Bond, Cl 3
2023	119,388	$2.09	to	$1.38	$216,758	2.22%	0.55%	to	1.45%	5.61%	to	4.67%
2022	126,393	$1.98	to	$1.32	$218,263	3.03%	0.55%	to	1.45%	(17.62%)	to	(18.36%)
2021	145,682	$2.41	to	$1.62	$306,148	3.17%	0.55%	to	1.45%	(0.90%)	to	(1.79%)
2020	160,950	$2.43	to	$1.65	$342,523	2.75%	0.55%	to	1.45%	11.83%	to	10.83%
2019	159,192	$2.17	to	$1.49	$305,425	3.11%	0.55%	to	1.45%	8.52%	to	7.55%

134	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 2
2023	21,127	$4.36	to	$3.74	$115,306	—	0.60%	to	1.90%	41.92%		to	40.09%
2022	19,630	$3.07	to	$2.67	$76,441	—	0.60%	to	1.90%	(31.94%)		to	(32.82%)
2021	19,443	$4.51	to	$3.97	$111,805	—	0.60%	to	1.90%	27.58%		to	25.94%
2020	17,772	$3.53	to	$3.15	$80,335	—	0.60%	to	1.90%	33.61%		to	31.88%
2019	16,736	$2.65	to	$2.39	$56,838	—	0.60%	to	1.90%	34.72%		to	32.98%
Col VP Lg Cap Gro, Cl 3
2023	38,438	$3.31	to	$4.38	$131,653	—	0.55%	to	1.45%	42.17%		to	40.90%
2022	42,115	$2.33	to	$3.11	$101,467	—	0.55%	to	1.45%	(31.82%)		to	(32.43%)
2021	47,378	$3.42	to	$4.60	$168,058	—	0.55%	to	1.45%	27.83%		to	26.69%
2020	55,016	$2.67	to	$3.63	$152,397	—	0.55%	to	1.45%	33.83%		to	32.63%
2019	62,416	$2.00	to	$2.74	$128,985	—	0.55%	to	1.45%	35.02%		to	33.80%
Col VP Lg Cap Index, Cl 2
2023	88,753	$1.16	to	$1.13	$101,415	—	0.60%	to	1.55%	24.90%		to	23.73%
2022	54,509	$0.93	to	$0.91	$50,101	—	0.60%	to	1.55%	(19.03%)		to	(19.79%)
2021	23,421	$1.14	to	$1.14	$26,667	—	0.60%	to	1.55%	13.93	%(6)	to	13.22	%(6)
Col VP Lg Cap Index, Cl 3
2023	132,545	$4.05	to	$3.26	$528,874	—	0.55%	to	1.90%	25.13%		to	23.46%
2022	141,826	$3.24	to	$2.64	$454,456	—	0.55%	to	1.90%	(18.89%)		to	(19.98%)
2021	149,903	$3.99	to	$3.30	$595,823	—	0.55%	to	1.90%	27.52%		to	25.81%
2020	152,958	$3.13	to	$2.62	$479,900	—	0.55%	to	1.90%	17.25%		to	15.68%
2019	156,149	$2.67	to	$2.27	$420,166	—	0.55%	to	1.90%	30.23%		to	28.49%
Col VP Limited Duration Cr, Cl 2
2023	66,869	$1.06	to	$0.99	$74,958	3.05%	0.55%	to	1.90%	6.08%		to	4.66%
2022	70,475	$1.00	to	$0.94	$74,819	0.52%	0.55%	to	1.90%	(6.87%)		to	(8.12%)
2021	59,735	$1.07	to	$1.03	$68,215	1.39%	0.55%	to	1.90%	(1.38%)		to	(2.71%)
2020	54,109	$1.09	to	$1.06	$62,924	2.54%	0.55%	to	1.90%	4.99%		to	3.58%
2019	39,044	$1.04	to	$1.02	$43,437	2.09%	0.55%	to	1.90%	6.88%		to	5.44%
Col VP Long Govt/Cr Bond, Cl 2
2023	14,703	$1.07	to	$0.92	$15,002	3.29%	0.55%	to	1.90%	6.10%		to	4.67%
2022	10,846	$1.01	to	$0.88	$10,487	2.36%	0.55%	to	1.90%	(28.09%)		to	(29.06%)
2021	12,912	$1.40	to	$1.24	$17,456	1.65%	0.55%	to	1.90%	(4.00%)		to	(5.28%)
2020	19,114	$1.46	to	$1.31	$27,008	2.51%	0.55%	to	1.90%	16.43%		to	14.87%
2019	12,488	$1.25	to	$1.14	$15,275	2.52%	0.55%	to	1.90%	18.77%		to	17.17%
Col VP Overseas Core, Cl 2
2023	20,026	$1.66	to	$1.47	$36,445	1.66%	0.60%	to	1.90%	14.64%		to	13.16%
2022	19,479	$1.45	to	$1.29	$31,077	0.76%	0.60%	to	1.90%	(15.41%)		to	(16.50%)
2021	19,064	$1.71	to	$1.55	$36,106	1.09%	0.60%	to	1.90%	9.09%		to	7.68%
2020	14,948	$1.57	to	$1.44	$26,029	1.43%	0.60%	to	1.90%	8.19%		to	6.78%
2019	14,848	$1.45	to	$1.35	$23,958	1.82%	0.60%	to	1.90%	24.38%		to	22.80%
Col VP Overseas Core, Cl 3
2023	27,311	$1.80	to	$1.59	$51,120	1.83%	0.55%	to	1.45%	14.84%		to	13.81%
2022	30,269	$1.57	to	$1.40	$49,413	0.80%	0.55%	to	1.45%	(15.27%)		to	(16.03%)
2021	32,569	$1.85	to	$1.66	$63,000	1.18%	0.55%	to	1.45%	9.28%		to	8.30%
2020	36,058	$1.69	to	$1.54	$64,166	1.56%	0.55%	to	1.45%	8.33%		to	7.36%
2019	42,438	$1.56	to	$1.43	$69,942	1.96%	0.55%	to	1.45%	24.63%		to	23.52%
Col VP Select Lg Cap Eq, Cl 2
2023	2,393	$1.17	to	$1.16	$2,785	—	0.65%	to	1.55%	26.94%		to	25.81%
2022	544	$0.92	to	$0.92	$501	—	0.65%	to	1.55%	(8.22	%)(7)	to	(8.76	%)(7)
Col VP Select Lg Cap Val, Cl 2
2023	17,249	$3.05	to	$2.67	$66,072	—	0.60%	to	1.90%	4.48%		to	3.14%
2022	17,438	$2.92	to	$2.58	$64,723	—	0.60%	to	1.90%	(2.65%)		to	(3.90%)
2021	13,936	$3.00	to	$2.69	$53,745	—	0.60%	to	1.90%	25.23%		to	23.61%
2020	9,450	$2.40	to	$2.18	$29,243	—	0.60%	to	1.90%	6.17%		to	4.80%
2019	9,809	$2.26	to	$2.08	$28,733	—	0.60%	to	1.90%	25.67%		to	24.05%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2023	11,454	$4.28	to	$3.15	$43,542	—	0.55%	to	1.45%	4.65%		to	3.72%
2022	13,975	$4.09	to	$3.04	$50,932	—	0.55%	to	1.45%	(2.49%)		to	(3.36%)
2021	12,549	$4.20	to	$3.15	$47,197	—	0.55%	to	1.45%	25.46%		to	24.33%
2020	10,598	$3.34	to	$2.53	$31,993	—	0.55%	to	1.45%	6.37%		to	5.41%
2019	13,028	$3.14	to	$2.40	$36,838	—	0.55%	to	1.45%	25.85%		to	24.72%
Col VP Select Mid Cap Gro, Cl 2
2023	10,620	$2.88	to	$2.48	$35,129	—	0.60%	to	1.90%	24.18%		to	22.58%
2022	10,060	$2.32	to	$2.02	$27,061	—	0.60%	to	1.90%	(31.42%)		to	(32.31%)
2021	9,970	$3.38	to	$2.99	$39,277	—	0.60%	to	1.90%	15.57%		to	14.08%
2020	9,288	$2.92	to	$2.62	$31,803	—	0.60%	to	1.90%	34.27%		to	32.54%
2019	8,303	$2.18	to	$1.98	$21,266	—	0.60%	to	1.90%	34.02%		to	32.29%
Col VP Select Mid Cap Gro, Cl 3
2023	18,490	$4.53	to	$3.26	$67,844	—	0.55%	to	1.45%	24.40%		to	23.29%
2022	19,888	$3.64	to	$2.64	$58,878	—	0.55%	to	1.45%	(31.30%)		to	(31.91%)
2021	22,032	$5.30	to	$3.88	$95,791	—	0.55%	to	1.45%	15.77%		to	14.73%
2020	24,410	$4.57	to	$3.38	$92,335	—	0.55%	to	1.45%	34.49%		to	33.29%
2019	27,275	$3.40	to	$2.54	$77,186	—	0.55%	to	1.45%	34.28%		to	33.08%
Col VP Select Mid Cap Val, Cl 2
2023	11,612	$2.93	to	$2.54	$40,998	—	0.60%	to	1.90%	9.39%		to	7.98%
2022	12,350	$2.68	to	$2.35	$40,200	—	0.60%	to	1.90%	(10.20%)		to	(11.36%)
2021	11,773	$2.99	to	$2.65	$42,971	—	0.60%	to	1.90%	31.18%		to	29.49%
2020	10,747	$2.28	to	$2.05	$29,999	—	0.60%	to	1.90%	6.61%		to	5.23%
2019	11,553	$2.14	to	$1.95	$30,378	—	0.60%	to	1.90%	30.46%		to	28.78%
Col VP Select Mid Cap Val, Cl 3
2023	10,964	$4.33	to	$2.95	$40,179	—	0.55%	to	1.45%	9.58%		to	8.60%
2022	12,744	$3.95	to	$2.72	$42,797	—	0.55%	to	1.45%	(10.06%)		to	(10.86%)
2021	13,270	$4.39	to	$3.05	$49,753	—	0.55%	to	1.45%	31.41%		to	30.23%
2020	15,060	$3.34	to	$2.34	$43,098	—	0.55%	to	1.45%	6.82%		to	5.86%
2019	18,698	$3.13	to	$2.21	$50,177	—	0.55%	to	1.45%	30.70%		to	29.53%
Col VP Select Sm Cap Val, Cl 2
2023	7,937	$2.55	to	$2.22	$25,205	—	0.60%	to	1.90%	12.17%		to	10.73%
2022	7,906	$2.27	to	$2.01	$22,558	—	0.60%	to	1.90%	(15.43%)		to	(16.53%)
2021	6,959	$2.68	to	$2.40	$23,615	—	0.60%	to	1.90%	29.84%		to	28.16%
2020	5,865	$2.07	to	$1.88	$15,402	—	0.60%	to	1.90%	8.27%		to	6.87%
2019	5,336	$1.91	to	$1.76	$12,996	—	0.60%	to	1.90%	16.74%		to	15.23%
Col VP Select Sm Cap Val, Cl 3
2023	6,967	$5.01	to	$2.63	$29,240	—	0.55%	to	1.45%	12.36%		to	11.35%
2022	7,805	$4.45	to	$2.36	$29,169	—	0.55%	to	1.45%	(15.29%)		to	(16.04%)
2021	8,094	$5.26	to	$2.82	$36,039	—	0.55%	to	1.45%	30.08%		to	28.92%
2020	8,684	$4.04	to	$2.18	$30,099	—	0.55%	to	1.45%	8.46%		to	7.48%
2019	10,587	$3.73	to	$2.03	$33,704	—	0.55%	to	1.45%	16.94%		to	15.89%
Col VP Sel Gbl Tech, Cl 2
2023	6,245	$1.23	to	$1.22	$7,657	—	0.65%	to	1.55%	43.93%		to	42.65%
2022	1,146	$0.86	to	$0.85	$980	—	0.65%	to	1.55%	(15.93	%)(7)	to	(16.44	%)(7)
Col VP Sm Cap Val, Cl 2
2023	1,342	$1.20	to	$1.18	$1,595	0.49%	0.65%	to	1.55%	20.87%		to	19.80%
2022	409	$0.99	to	$0.98	$404	0.18%	0.65%	to	1.55%	(1.99	%)(7)	to	(2.56	%)(7)
Col VP Strategic Inc, Cl 2
2023	62,276	$1.35	to	$1.16	$77,774	3.47%	0.60%	to	1.90%	8.56%		to	7.15%
2022	60,974	$1.25	to	$1.09	$70,436	2.71%	0.60%	to	1.90%	(12.05%)		to	(13.19%)
2021	60,277	$1.42	to	$1.25	$79,642	5.31%	0.60%	to	1.90%	1.03%		to	(0.28%)
2020	54,322	$1.40	to	$1.25	$71,367	3.34%	0.60%	to	1.90%	5.99%		to	4.62%
2019	53,222	$1.32	to	$1.20	$66,277	3.69%	0.60%	to	1.90%	9.57%		to	8.15%

136	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 2
2023	14,811	$1.05	to	$0.90	$14,761	2.54%	0.60%	to	1.90%	4.80%	to	3.45%
2022	16,021	$1.01	to	$0.87	$15,283	1.79%	0.60%	to	1.90%	(14.83%)	to	(15.93%)
2021	15,497	$1.18	to	$1.04	$17,497	1.80%	0.60%	to	1.90%	(1.78%)	to	(3.05%)
2020	14,174	$1.20	to	$1.07	$16,346	2.42%	0.60%	to	1.90%	4.23%	to	2.87%
2019	12,058	$1.15	to	$1.04	$13,377	2.51%	0.60%	to	1.90%	5.87%	to	4.49%
Col VP US Govt Mtge, Cl 3
2023	28,406	$1.51	to	$1.04	$37,449	2.67%	0.55%	to	1.45%	4.97%	to	4.04%
2022	31,984	$1.44	to	$1.00	$40,242	1.98%	0.55%	to	1.45%	(14.73%)	to	(15.50%)
2021	37,439	$1.69	to	$1.19	$55,348	1.89%	0.55%	to	1.45%	(1.61%)	to	(2.49%)
2020	41,015	$1.72	to	$1.22	$61,786	2.50%	0.55%	to	1.45%	4.38%	to	3.44%
2019	42,323	$1.65	to	$1.18	$61,670	2.69%	0.55%	to	1.45%	6.03%	to	5.08%
CS Commodity Return, Cl 1
2023	18,490	$0.65	to	$0.58	$11,445	21.54%	0.55%	to	1.45%	(9.61%)	to	(10.42%)
2022	21,993	$0.72	to	$0.65	$15,137	15.31%	0.55%	to	1.45%	15.40%	to	14.37%
2021	21,050	$0.62	to	$0.57	$12,605	4.76%	0.55%	to	1.45%	27.20%	to	26.06%
2020	21,423	$0.49	to	$0.45	$10,128	5.96%	0.55%	to	1.45%	(2.02%)	to	(2.90%)
2019	25,441	$0.50	to	$0.47	$12,321	0.87%	0.55%	to	1.45%	6.11%	to	5.16%
CTIVP AC Div Bond, Cl 2
2023	18,390	$1.12	to	$0.96	$20,880	3.12%	0.60%	to	1.90%	4.70%	to	3.35%
2022	15,338	$1.07	to	$0.93	$16,738	2.93%	0.60%	to	1.90%	(16.02%)	to	(17.10%)
2021	14,286	$1.28	to	$1.12	$18,609	2.04%	0.60%	to	1.90%	(0.31%)	to	(1.59%)
2020	15,575	$1.28	to	$1.14	$20,436	1.74%	0.60%	to	1.90%	7.60%	to	6.20%
2019	14,158	$1.19	to	$1.08	$17,326	5.54%	0.60%	to	1.90%	8.74%	to	7.34%
CTIVP BR Gl Infl Prot Sec, Cl 2
2023	17,710	$1.14	to	$0.98	$21,070	8.95%	0.60%	to	1.90%	3.27%	to	1.94%
2022	20,991	$1.11	to	$0.96	$24,291	4.59%	0.60%	to	1.90%	(18.17%)	to	(19.24%)
2021	19,577	$1.35	to	$1.19	$27,836	0.57%	0.60%	to	1.90%	3.80%	to	2.46%
2020	13,758	$1.30	to	$1.16	$18,927	0.45%	0.60%	to	1.90%	8.31%	to	6.92%
2019	13,689	$1.20	to	$1.09	$17,491	3.03%	0.60%	to	1.90%	6.98%	to	5.61%
CTIVP BR Gl Infl Prot Sec, Cl 3
2023	30,734	$1.58	to	$1.32	$45,399	8.82%	0.55%	to	1.45%	3.39%	to	2.46%
2022	36,009	$1.53	to	$1.29	$51,673	4.45%	0.55%	to	1.45%	(18.04%)	to	(18.77%)
2021	39,791	$1.87	to	$1.59	$69,964	0.69%	0.55%	to	1.45%	3.91%	to	2.97%
2020	39,638	$1.80	to	$1.55	$67,369	0.56%	0.55%	to	1.45%	8.52%	to	7.54%
2019	45,328	$1.66	to	$1.44	$71,210	3.16%	0.55%	to	1.45%	7.22%	to	6.26%
CTIVP CenterSquare Real Est, Cl 2
2023	10,611	$1.86	to	$1.62	$22,631	1.78%	0.60%	to	1.90%	12.88%	to	11.43%
2022	11,996	$1.65	to	$1.45	$22,847	1.34%	0.60%	to	1.90%	(24.78%)	to	(25.76%)
2021	11,723	$2.19	to	$1.96	$29,846	1.10%	0.60%	to	1.90%	40.36%	to	38.55%
2020	12,537	$1.56	to	$1.41	$22,818	4.18%	0.60%	to	1.90%	(5.75%)	to	(6.97%)
2019	13,727	$1.66	to	$1.52	$26,591	1.61%	0.60%	to	1.90%	25.41%	to	23.78%
CTIVP MFS Val, Cl 2
2023	21,939	$2.87	to	$2.50	$75,303	—	0.60%	to	1.90%	7.13%	to	5.75%
2022	22,716	$2.68	to	$2.36	$73,528	—	0.60%	to	1.90%	(6.91%)	to	(8.11%)
2021	21,551	$2.88	to	$2.57	$75,491	—	0.60%	to	1.90%	24.36%	to	22.76%
2020	21,073	$2.32	to	$2.09	$59,610	—	0.60%	to	1.90%	2.72%	to	1.39%
2019	20,500	$2.26	to	$2.06	$56,639	—	0.60%	to	1.90%	28.74%	to	27.08%
CTIVP MS Adv, Cl 2
2023	6,283	$3.07	to	$2.62	$24,647	—	0.60%	to	1.90%	29.84%	to	28.17%
2022	6,721	$2.37	to	$2.05	$20,677	—	0.60%	to	1.90%	(41.57%)	to	(42.32%)
2021	7,330	$4.05	to	$3.55	$38,806	—	0.60%	to	1.90%	(4.92%)	to	(6.15%)
2020	6,352	$4.26	to	$3.78	$35,501	—	0.60%	to	1.90%	74.44%	to	72.19%
2019	5,228	$2.44	to	$2.19	$16,824	—	0.60%	to	1.90%	26.09%	to	24.47%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Prin Blue Chip Gro, Cl 1
2023	41,831	$2.74	to	$2.56	$111,833	—	0.55%	to	1.45%	38.77%		to	37.54%
2022	47,724	$1.98	to	$1.86	$92,282	—	0.55%	to	1.45%	(28.40%)		to	(29.04%)
2021	53,190	$2.76	to	$2.62	$144,175	—	0.55%	to	1.45%	17.92%		to	16.87%
2020	62,336	$2.34	to	$2.24	$143,801	—	0.55%	to	1.45%	31.21%		to	30.04%
2019	72,360	$1.78	to	$1.73	$127,746	—	0.55%	to	1.45%	31.03%		to	29.86%
CTIVP Prin Blue Chip Gro, Cl 2
2023	10,303	$4.09	to	$3.52	$53,451	—	0.60%	to	1.90%	38.38%		to	36.59%
2022	10,321	$2.96	to	$2.58	$39,157	—	0.60%	to	1.90%	(28.62%)		to	(29.54%)
2021	9,638	$4.15	to	$3.66	$51,911	—	0.60%	to	1.90%	17.57%		to	16.05%
2020	9,749	$3.53	to	$3.15	$44,895	—	0.60%	to	1.90%	30.82%		to	29.13%
2019	9,576	$2.70	to	$2.44	$33,854	—	0.60%	to	1.90%	30.65%		to	28.96%
CTIVP T Rowe Price LgCap Val, Cl 2
2023	13,904	$2.49	to	$2.17	$42,260	—	0.60%	to	1.90%	8.63%		to	7.23%
2022	14,600	$2.29	to	$2.03	$41,199	—	0.60%	to	1.90%	(5.73%)		to	(6.95%)
2021	12,161	$2.43	to	$2.18	$36,641	—	0.60%	to	1.90%	24.23%		to	22.63%
2020	10,703	$1.96	to	$1.78	$26,085	—	0.60%	to	1.90%	1.81%		to	0.50%
2019	10,056	$1.92	to	$1.77	$24,140	—	0.60%	to	1.90%	25.47%		to	23.85%
CTIVP TCW Core Plus Bond, Cl 2
2023	18,366	$1.07	to	$0.92	$19,442	2.31%	0.60%	to	1.90%	4.91%		to	3.57%
2022	15,688	$1.02	to	$0.89	$15,903	0.89%	0.60%	to	1.90%	(14.82%)		to	(15.92%)
2021	15,052	$1.20	to	$1.05	$17,938	1.13%	0.60%	to	1.90%	(1.99%)		to	(3.26%)
2020	17,213	$1.22	to	$1.09	$21,080	2.20%	0.60%	to	1.90%	8.02%		to	6.63%
2019	9,903	$1.13	to	$1.02	$11,268	2.37%	0.60%	to	1.90%	7.93%		to	6.54%
CTIVP Vty Sycamore Estb Val, Cl 2
2023	15,978	$3.55	to	$3.08	$66,318	—	0.60%	to	1.90%	9.02%		to	7.61%
2022	15,979	$3.25	to	$2.86	$61,811	—	0.60%	to	1.90%	(3.58%)		to	(4.82%)
2021	14,888	$3.37	to	$3.01	$60,951	—	0.60%	to	1.90%	30.76%		to	29.07%
2020	13,877	$2.58	to	$2.33	$43,610	—	0.60%	to	1.90%	7.16%		to	5.77%
2019	15,555	$2.41	to	$2.20	$45,795	—	0.60%	to	1.90%	27.09%		to	25.44%
CTIVP Vty Sycamore Estb Val, Cl 3
2023	9,202	$5.36	to	$3.91	$43,664	—	0.55%	to	1.45%	9.21%		to	8.23%
2022	10,010	$4.91	to	$3.61	$43,664	—	0.55%	to	1.45%	(3.42%)		to	(4.28%)
2021	10,178	$5.09	to	$3.77	$46,158	—	0.55%	to	1.45%	31.03%		to	29.85%
2020	10,052	$3.88	to	$2.90	$34,992	—	0.55%	to	1.45%	7.31%		to	6.35%
2019	12,437	$3.62	to	$2.73	$40,364	—	0.55%	to	1.45%	27.31%		to	26.17%
CTIVP Westfield Mid Cap Gro, Cl 2
2023	7,553	$3.05	to	$2.63	$29,092	—	0.60%	to	1.90%	24.43%		to	22.83%
2022	7,344	$2.45	to	$2.14	$23,011	—	0.60%	to	1.90%	(26.23%)		to	(27.18%)
2021	7,227	$3.32	to	$2.94	$30,841	—	0.60%	to	1.90%	15.72%		to	14.22%
2020	7,361	$2.87	to	$2.57	$27,283	—	0.60%	to	1.90%	26.42%		to	24.79%
2019	7,956	$2.27	to	$2.06	$23,436	—	0.60%	to	1.90%	40.95%		to	39.13%
Del Ivy VIP Asset Strategy, Cl II
2023	8,132	$1.61	to	$1.39	$12,557	2.06%	0.55%	to	1.90%	13.31%		to	11.80%
2022	9,145	$1.42	to	$1.24	$12,502	1.52%	0.55%	to	1.90%	(15.21%)		to	(16.34%)
2021	10,019	$1.67	to	$1.49	$16,237	1.59%	0.55%	to	1.90%	9.84%		to	8.37%
2020	10,756	$1.52	to	$1.37	$15,965	2.00%	0.55%	to	1.90%	13.25%		to	11.73%
2019	12,187	$1.34	to	$1.23	$16,046	2.12%	0.55%	to	1.90%	21.11%		to	19.48%
Del VIP for Inc, Serv Cl
2023	912	$1.07	to	$1.06	$974	5.86%	0.65%	to	1.55%	12.12%		to	11.12%
2022	413	$0.96	to	$0.95	$396	—	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)
Del VIP Intl, Serv Cl
2023	857	$1.03	to	$1.02	$879	0.97%	0.65%	to	1.55%	12.54%		to	11.54%
2022	432	$0.92	to	$0.91	$396	—	0.65%	to	1.55%	(7.86	%)(7)	to	(8.41	%)(7)

138	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
DWS Alt Asset Alloc VIP, Cl B
2023	13,734	$1.23	to	$1.05	$16,055	6.64%	0.55%	to	1.90%	5.09%		to	3.69%
2022	15,555	$1.17	to	$1.02	$17,388	6.64%	0.55%	to	1.90%	(8.25%)		to	(9.47%)
2021	12,269	$1.28	to	$1.12	$15,007	1.58%	0.55%	to	1.90%	11.73%		to	10.24%
2020	10,984	$1.14	to	$1.02	$12,104	2.51%	0.55%	to	1.90%	4.74%		to	3.34%
2019	13,011	$1.09	to	$0.98	$13,753	3.56%	0.55%	to	1.90%	13.72%		to	12.20%
EV VT Floating-Rate Inc, Init Cl
2023	50,310	$1.72	to	$1.06	$80,842	8.19%	0.55%	to	1.55%	10.60%		to	9.51%
2022	57,322	$1.55	to	$0.97	$83,655	4.66%	0.55%	to	1.55%	(3.27%)		to	(2.68	%)(7)
2021	52,307	$1.61	to	$1.39	$79,386	2.90%	0.55%	to	1.45%	3.06%		to	2.13%
2020	53,306	$1.56	to	$1.36	$78,848	3.33%	0.55%	to	1.45%	1.41%		to	0.53%
2019	75,165	$1.54	to	$1.36	$109,951	4.32%	0.55%	to	1.45%	6.49%		to	5.54%
Fid VIP Contrafund, Serv Cl 2
2023	123,150	$4.34	to	$3.15	$507,551	0.26%	0.55%	to	1.90%	32.39%		to	30.62%
2022	133,029	$3.28	to	$2.41	$416,576	0.26%	0.55%	to	1.90%	(26.89%)		to	(27.87%)
2021	143,617	$4.48	to	$3.34	$618,452	0.03%	0.55%	to	1.90%	26.81%		to	25.11%
2020	156,503	$3.53	to	$2.67	$534,239	0.08%	0.55%	to	1.90%	29.52%		to	27.78%
2019	172,296	$2.73	to	$2.09	$456,586	0.21%	0.55%	to	1.90%	30.56%		to	28.81%
Fid VIP Emer Mkts, Serv Cl 2
2023	1,829	$1.04	to	$1.03	$1,893	2.66%	0.65%	to	1.55%	8.77%		to	7.81%
2022	617	$0.96	to	$0.95	$590	5.28%	0.65%	to	1.55%	(4.74	%)(7)	to	(5.30	%)(7)
Fid VIP Energy, Serv Cl 2
2023	1,982	$1.17	to	$1.15	$2,295	2.81%	0.65%	to	1.55%	0.05%		to	(0.84%)
2022	681	$1.16	to	$1.16	$792	5.09%	0.65%	to	1.55%	15.45	%(7)	to	14.76	%(7)
Fid VIP Gro & Inc, Serv Cl
2023	10,014	$4.27	to	$3.88	$40,195	1.56%	0.55%	to	0.95%	17.93%		to	17.46%
2022	10,958	$3.62	to	$3.30	$37,405	1.56%	0.55%	to	0.95%	(5.54%)		to	(5.92%)
2021	11,782	$3.84	to	$3.51	$42,718	2.29%	0.55%	to	0.95%	25.07%		to	24.58%
2020	12,829	$3.07	to	$2.82	$37,319	2.01%	0.55%	to	0.95%	7.14%		to	6.72%
2019	14,530	$2.86	to	$2.64	$39,574	3.51%	0.55%	to	0.95%	29.23%		to	28.71%
Fid VIP Gro & Inc, Serv Cl 2
2023	23,416	$4.55	to	$1.16	$96,519	1.50%	0.55%	to	1.55%	17.72%		to	16.55%
2022	23,378	$3.87	to	$1.00	$84,649	1.46%	0.55%	to	1.55%	(5.69%)		to	(0.41	%)(7)
2021	24,392	$4.10	to	$3.74	$95,670	2.17%	0.55%	to	1.20%	24.95%		to	24.14%
2020	27,581	$3.28	to	$3.01	$86,752	1.91%	0.55%	to	1.20%	7.00%		to	6.31%
2019	31,792	$3.07	to	$2.83	$93,498	3.45%	0.55%	to	1.20%	28.97%		to	28.13%
Fid VIP Gro Opp, Serv Cl 2
2023	7,196	$1.22	to	$1.20	$8,689	—	0.65%	to	1.55%	44.36%		to	43.08%
2022	1,783	$0.84	to	$0.84	$1,499	—	0.65%	to	1.55%	(17.23	%)(7)	to	(17.72	%)(7)
Fid VIP Intl Cap Appr, Serv Cl 2
2023	3,267	$1.17	to	$1.15	$3,798	0.25%	0.65%	to	1.55%	26.37%		to	25.22%
2022	689	$0.93	to	$0.92	$637	0.22%	0.65%	to	1.55%	(6.69	%)(7)	to	(7.24	%)(7)
Fid VIP Invest Gr, Serv Cl 2
2023	7,882	$1.00	to	$0.99	$7,862	4.31%	0.65%	to	1.55%	5.32%		to	4.38%
2022	859	$0.95	to	$0.95	$817	7.27%	0.65%	to	1.55%	(4.16	%)(7)	to	(4.73	%)(7)
Fid VIP Mid Cap, Serv Cl
2023	5,939	$11.06	to	$10.03	$62,092	0.50%	0.55%	to	0.95%	14.38%		to	13.92%
2022	6,630	$9.67	to	$8.81	$60,815	0.40%	0.55%	to	0.95%	(15.32%)		to	(15.66%)
2021	7,266	$11.42	to	$10.44	$78,981	0.50%	0.55%	to	0.95%	24.82%		to	24.32%
2020	8,169	$9.15	to	$8.40	$71,389	0.55%	0.55%	to	0.95%	17.39%		to	16.92%
2019	9,419	$7.79	to	$7.18	$70,309	0.77%	0.55%	to	0.95%	22.67%		to	22.18%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Mid Cap, Serv Cl 2
2023	65,759	$7.01	to	$2.36	$337,242	0.38%	0.55%	to	1.90%	14.17%		to	12.65%
2022	70,982	$6.14	to	$2.09	$320,729	0.27%	0.55%	to	1.90%	(15.43%)		to	(16.56%)
2021	76,803	$7.27	to	$2.51	$412,423	0.36%	0.55%	to	1.90%	24.62%		to	22.95%
2020	84,028	$5.83	to	$2.04	$364,896	0.40%	0.55%	to	1.90%	17.22%		to	15.65%
2019	97,978	$4.97	to	$1.76	$363,510	0.66%	0.55%	to	1.90%	22.50%		to	20.86%
Fid VIP Overseas, Serv Cl
2023	4,139	$2.43	to	$2.21	$9,498	0.95%	0.55%	to	0.95%	19.75%		to	19.27%
2022	4,330	$2.03	to	$1.85	$8,318	0.96%	0.55%	to	0.95%	(25.00%)		to	(25.30%)
2021	4,660	$2.71	to	$2.48	$11,967	0.44%	0.55%	to	0.95%	18.92%		to	18.44%
2020	5,118	$2.28	to	$2.09	$11,088	0.34%	0.55%	to	0.95%	14.86%		to	14.40%
2019	5,912	$1.98	to	$1.83	$11,189	1.61%	0.55%	to	0.95%	26.97%		to	26.47%
Fid VIP Overseas, Serv Cl 2
2023	16,514	$2.88	to	$1.72	$40,198	0.80%	0.55%	to	1.45%	19.56%		to	18.50%
2022	17,219	$2.41	to	$1.46	$35,279	0.80%	0.55%	to	1.45%	(25.09%)		to	(25.76%)
2021	19,522	$3.22	to	$1.96	$53,906	0.32%	0.55%	to	1.45%	18.74%		to	17.67%
2020	21,628	$2.71	to	$1.67	$50,424	0.22%	0.55%	to	1.45%	14.70%		to	13.67%
2019	24,147	$2.36	to	$1.47	$49,487	1.45%	0.55%	to	1.45%	26.80%		to	25.67%
Fid VIP Strategic Inc, Serv Cl 2
2023	134,874	$1.27	to	$1.10	$162,987	4.45%	0.55%	to	1.90%	8.58%		to	7.13%
2022	131,771	$1.17	to	$1.02	$147,370	3.39%	0.55%	to	1.90%	(12.00%)		to	(13.18%)
2021	138,730	$1.33	to	$1.18	$177,205	2.56%	0.55%	to	1.90%	2.97%		to	1.58%
2020	127,920	$1.29	to	$1.16	$159,418	3.05%	0.55%	to	1.90%	6.57%		to	5.14%
2019	135,767	$1.21	to	$1.10	$159,517	3.40%	0.55%	to	1.90%	10.05%		to	8.57%
Frank Global Real Est, Cl 2
2023	19,107	$3.49	to	$1.10	$46,209	2.88%	0.55%	to	1.45%	10.82%		to	9.83%
2022	22,064	$3.15	to	$1.00	$48,213	2.42%	0.55%	to	1.45%	(26.47%)		to	(27.12%)
2021	23,528	$4.28	to	$1.37	$70,706	0.89%	0.55%	to	1.45%	26.09%		to	24.97%
2020	26,984	$3.40	to	$1.10	$64,477	3.29%	0.55%	to	1.45%	(5.91%)		to	(6.75%)
2019	31,459	$3.61	to	$1.18	$80,181	2.64%	0.55%	to	1.45%	21.70%		to	20.61%
Frank Inc, Cl 2
2023	38,683	$1.66	to	$1.43	$60,747	5.16%	0.55%	to	1.90%	8.03%		to	6.58%
2022	41,040	$1.53	to	$1.34	$59,978	4.85%	0.55%	to	1.90%	(5.99%)		to	(7.25%)
2021	38,475	$1.63	to	$1.45	$60,037	4.60%	0.55%	to	1.90%	16.12%		to	14.56%
2020	38,728	$1.40	to	$1.27	$52,301	5.97%	0.55%	to	1.90%	0.14%		to	(1.21%)
2019	46,150	$1.40	to	$1.28	$62,607	5.35%	0.55%	to	1.90%	15.42%		to	13.87%
Frank Inc, Cl 4
2023	5,805	$1.05	to	$1.03	$6,034	4.84%	0.65%	to	1.55%	7.85%		to	6.88%
2022	2,561	$0.97	to	$0.96	$2,476	7.34%	0.65%	to	1.55%	(3.02	%)(7)	to	(3.59	%)(7)
Frank Mutual Gbl Dis, Cl 4
2023	421	$1.18	to	$1.17	$496	2.88%	0.65%	to	1.55%	19.36%		to	18.29%
2022	134	$0.99	to	$0.99	$134	1.49%	0.65%	to	1.55%	(0.78	%)(7)	to	(1.37	%)(7)
Frank Mutual Shares, Cl 2
2023	23,728	$3.12	to	$1.84	$62,315	1.87%	0.55%	to	1.90%	12.84%		to	11.33%
2022	26,191	$2.77	to	$1.66	$61,099	1.83%	0.55%	to	1.90%	(7.94%)		to	(9.17%)
2021	28,365	$3.01	to	$1.82	$72,024	2.85%	0.55%	to	1.90%	18.51%		to	16.93%
2020	32,570	$2.54	to	$1.56	$69,793	2.71%	0.55%	to	1.90%	(5.56%)		to	(6.83%)
2019	39,528	$2.69	to	$1.67	$89,848	1.80%	0.55%	to	1.90%	21.90%		to	20.26%
Frank Sm Cap Val, Cl 2
2023	22,656	$7.52	to	$2.33	$114,080	0.52%	0.55%	to	1.90%	12.13%		to	10.63%
2022	25,398	$6.71	to	$2.10	$113,286	1.00%	0.55%	to	1.90%	(10.56%)		to	(11.75%)
2021	26,794	$7.50	to	$2.38	$134,339	1.02%	0.55%	to	1.90%	24.68%		to	23.00%
2020	28,578	$6.02	to	$1.94	$115,452	1.50%	0.55%	to	1.90%	4.61%		to	3.22%
2019	32,667	$5.75	to	$1.88	$126,596	1.05%	0.55%	to	1.90%	25.66%		to	23.97%

140	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Sm Cap Val, Cl 4
2023	2,839	$1.11	to	$1.09	$3,129	0.42%	0.65%	to	1.55%	11.95%		to	10.93%
2022	1,205	$0.99	to	$0.98	$1,192	0.83%	0.65%	to	1.55%	(1.65	%)(7)	to	(2.23	%)(7)
GS VIT Mid Cap Val, Inst
2023	13,864	$8.58	to	$5.45	$106,603	1.00%	0.55%	to	1.20%	10.81%		to	10.09%
2022	15,316	$7.74	to	$4.95	$106,671	0.68%	0.55%	to	1.20%	(10.48%)		to	(11.06%)
2021	16,894	$8.65	to	$5.57	$131,913	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	19,376	$6.64	to	$4.31	$116,602	0.62%	0.55%	to	1.20%	7.81%		to	7.11%
2019	22,573	$6.16	to	$4.02	$126,366	0.77%	0.55%	to	1.20%	30.81%		to	29.96%
GS VIT Multi-Strategy Alt, Advisor
2023	9,708	$1.04	to	$0.92	$9,647	6.44%	0.55%	to	1.90%	6.94%		to	5.51%
2022	10,136	$0.97	to	$0.87	$9,493	3.47%	0.55%	to	1.90%	(7.36%)		to	(8.59%)
2021	7,940	$1.05	to	$0.95	$8,057	1.38%	0.55%	to	1.90%	4.08%		to	2.68%
2020	7,250	$1.01	to	$0.93	$7,104	1.83%	0.55%	to	1.90%	5.99%		to	4.57%
2019	6,769	$0.95	to	$0.88	$6,290	2.68%	0.55%	to	1.90%	8.01%		to	6.55%
GS VIT Multi-Strategy Alt, Serv
2023	1,052	$1.03	to	$1.01	$1,078	9.18%	0.65%	to	1.55%	7.07%		to	6.12%
2022	401	$0.96	to	$0.96	$387	12.27%	0.65%	to	1.55%	(3.71	%)(7)	to	(4.27	%)(7)
GS VIT Sm Cap Eq Insights, Inst
2023	901	$5.45	to	$4.94	$4,602	1.00%	0.55%	to	0.95%	18.62%		to	18.15%
2022	975	$4.59	to	$4.18	$4,209	0.31%	0.55%	to	0.95%	(19.82%)		to	(20.14%)
2021	1,088	$5.73	to	$5.24	$5,878	0.45%	0.55%	to	0.95%	23.11%		to	22.62%
2020	1,238	$4.65	to	$4.27	$5,451	0.22%	0.55%	to	0.95%	7.99%		to	7.56%
2019	1,456	$4.31	to	$3.97	$5,957	0.48%	0.55%	to	0.95%	24.16%		to	23.66%
GS VIT Sm Cap Eq Insights, Serv
2023	902	$1.12	to	$1.11	$1,008	1.29%	0.65%	to	1.55%	18.18%		to	17.13%
2022	330	$0.95	to	$0.95	$314	0.25%	0.65%	to	1.55%	(5.77	%)(7)	to	(6.32	%)(7)
GS VIT U.S. Eq Insights, Inst
2023	23,461	$4.23	to	$3.46	$93,870	0.68%	0.55%	to	1.45%	23.13%		to	22.03%
2022	26,352	$3.44	to	$2.84	$85,875	0.79%	0.55%	to	1.45%	(20.18%)		to	(20.89%)
2021	29,415	$4.30	to	$3.59	$120,460	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	34,242	$3.34	to	$2.81	$109,201	0.84%	0.55%	to	1.45%	16.90%		to	15.86%
2019	40,322	$2.86	to	$2.43	$110,217	1.21%	0.55%	to	1.45%	24.52%		to	23.41%
Invesco VI Am Fran, Ser I
2023	3,517	$3.87	to	$3.70	$13,220	—	0.55%	to	0.95%	40.16%		to	39.60%
2022	3,864	$2.76	to	$2.65	$10,393	—	0.55%	to	0.95%	(31.49%)		to	(31.76%)
2021	4,117	$4.03	to	$3.88	$16,208	—	0.55%	to	0.95%	11.31%		to	10.87%
2020	4,758	$3.62	to	$3.50	$16,877	0.07%	0.55%	to	0.95%	41.57%		to	41.01%
2019	5,370	$2.56	to	$2.48	$13,489	—	0.55%	to	0.95%	36.01%		to	35.46%
Invesco VI Am Fran, Ser II
2023	11,541	$3.76	to	$3.39	$41,827	—	0.55%	to	1.45%	39.83%		to	38.58%
2022	13,038	$2.69	to	$2.44	$33,926	—	0.55%	to	1.45%	(31.67%)		to	(32.28%)
2021	14,122	$3.94	to	$3.61	$53,938	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	16,180	$3.55	to	$3.28	$55,833	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	19,916	$2.51	to	$2.34	$48,830	—	0.55%	to	1.45%	35.68%		to	34.46%
Invesco VI Bal Risk Alloc, Ser II
2023	22,516	$1.35	to	$1.17	$29,098	—	0.55%	to	1.90%	5.82%		to	4.40%
2022	26,236	$1.28	to	$1.12	$32,129	7.41%	0.55%	to	1.90%	(14.98%)		to	(16.12%)
2021	25,890	$1.50	to	$1.34	$37,476	3.03%	0.55%	to	1.90%	8.66%		to	7.21%
2020	25,880	$1.38	to	$1.25	$34,796	7.46%	0.55%	to	1.90%	9.39%		to	7.92%
2019	31,724	$1.27	to	$1.16	$39,137	—	0.55%	to	1.90%	14.25%		to	12.72%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Comstock, Ser II
2023	25,314	$4.23	to	$1.12	$95,816	1.55%	0.55%	to	1.55%	11.48%		to	10.37%
2022	27,918	$3.80	to	$1.01	$95,536	1.35%	0.55%	to	1.55%	0.29%		to	0.68	%(7)
2021	29,782	$3.79	to	$2.71	$102,722	1.57%	0.55%	to	1.45%	32.31%		to	31.13%
2020	36,170	$2.86	to	$2.07	$94,658	2.13%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	42,757	$2.91	to	$2.12	$113,810	1.67%	0.55%	to	1.45%	24.26%		to	23.14%
Invesco VI Core Eq, Ser I
2023	12,684	$5.29	to	$5.29	$67,844	0.73%	1.25%	to	1.25%	21.84%		to	21.84%
2022	13,894	$4.34	to	$4.34	$61,007	0.91%	1.25%	to	1.25%	(21.53%)		to	(21.53%)
2021	15,101	$5.53	to	$5.53	$84,521	0.66%	1.25%	to	1.25%	26.15%		to	26.15%
2020	16,461	$4.38	to	$4.38	$73,056	1.34%	1.25%	to	1.25%	12.44%		to	12.44%
2019	18,198	$3.90	to	$3.90	$71,851	0.94%	1.25%	to	1.25%	27.36%		to	27.36%
Invesco VI Core Plus Bond, Ser II
2023	3,782	$0.99	to	$0.98	$3,735	3.83%	0.65%	to	1.55%	5.16%		to	4.23%
2022	387	$0.95	to	$0.94	$366	1.32%	0.65%	to	1.55%	(4.93	%)(7)	to	(5.50	%)(7)
Invesco VI Dis Mid Cap Gro, Ser I
2023	11,608	$1.38	to	$1.35	$15,945	—	0.55%	to	1.20%	12.53%		to	11.81%
2022	12,594	$1.23	to	$1.21	$15,421	—	0.55%	to	1.20%	(31.36%)		to	(31.80%)
2021	14,159	$1.79	to	$1.77	$25,333	—	0.55%	to	1.20%	18.45%		to	17.68%
2020	15,946	$1.51	to	$1.50	$24,155	0.05%	0.55%	to	1.20%	51.03	%(5)	to	50.36	%(5)
Invesco VI Dis Mid Cap Gro, Ser II
2023	7,520	$1.37	to	$1.32	$10,148	—	0.55%	to	1.45%	12.23%		to	11.23%
2022	8,247	$1.22	to	$1.19	$9,954	—	0.55%	to	1.45%	(31.51%)		to	(32.12%)
2021	9,306	$1.78	to	$1.75	$16,458	—	0.55%	to	1.45%	18.14%		to	17.08%
2020	10,622	$1.51	to	$1.50	$15,963	—	0.55%	to	1.45%	50.65	%(5)	to	49.72	%(5)
Invesco VI Div Divd, Ser I
2023	6,442	$2.84	to	$2.61	$17,683	1.96%	0.55%	to	1.20%	8.45%		to	7.75%
2022	7,439	$2.62	to	$2.43	$18,878	1.89%	0.55%	to	1.20%	(2.22%)		to	(2.85%)
2021	7,765	$2.68	to	$2.50	$20,232	2.10%	0.55%	to	1.20%	18.24%		to	17.48%
2020	8,941	$2.26	to	$2.13	$19,755	2.93%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	11,136	$2.27	to	$2.15	$24,624	2.84%	0.55%	to	1.20%	24.40%		to	23.60%
Invesco VI Div Divd, Ser II
2023	3,624	$2.65	to	$2.45	$9,457	1.70%	0.85%	to	1.45%	7.85%		to	7.21%
2022	4,379	$2.45	to	$2.29	$10,598	1.68%	0.85%	to	1.45%	(2.75%)		to	(3.33%)
2021	4,426	$2.52	to	$2.37	$11,041	1.92%	0.85%	to	1.45%	17.59%		to	16.89%
2020	5,209	$2.15	to	$2.03	$11,057	2.70%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
2019	6,610	$2.17	to	$2.06	$14,194	2.55%	0.85%	to	1.45%	23.72%		to	22.98%
Invesco VI EQV Intl Eq, Ser II
2023	17,008	$2.48	to	$1.89	$38,321	—	0.55%	to	1.45%	17.22%		to	16.18%
2022	19,003	$2.12	to	$1.63	$36,630	1.41%	0.55%	to	1.45%	(18.95%)		to	(19.68%)
2021	20,910	$2.61	to	$2.02	$49,860	1.03%	0.55%	to	1.45%	5.03%		to	4.09%
2020	23,326	$2.49	to	$1.94	$53,197	2.08%	0.55%	to	1.45%	13.11%		to	12.10%
2019	27,790	$2.20	to	$1.73	$56,237	1.25%	0.55%	to	1.45%	27.54%		to	26.39%
Invesco VI Global, Ser II
2023	33,561	$4.40	to	$2.44	$123,102	—	0.55%	to	1.90%	33.71%		to	31.92%
2022	37,552	$3.29	to	$1.85	$103,293	—	0.55%	to	1.90%	(32.31%)		to	(33.22%)
2021	41,188	$4.87	to	$2.77	$168,530	—	0.55%	to	1.90%	14.54%		to	13.00%
2020	44,144	$4.25	to	$2.45	$158,216	0.44%	0.55%	to	1.90%	26.64%		to	24.94%
2019	49,088	$3.36	to	$1.96	$139,266	0.64%	0.55%	to	1.90%	30.73%		to	28.98%
Invesco VI Gbl Strat Inc, Ser II
2023	78,192	$1.73	to	$0.90	$123,483	—	0.55%	to	1.90%	8.01%		to	6.56%
2022	85,984	$1.60	to	$0.85	$126,018	—	0.55%	to	1.90%	(12.20%)		to	(13.37%)
2021	98,263	$1.83	to	$0.98	$164,758	4.16%	0.55%	to	1.90%	(4.09%)		to	(5.38%)
2020	109,621	$1.91	to	$1.03	$192,491	5.23%	0.55%	to	1.90%	2.43%		to	1.06%
2019	128,020	$1.86	to	$1.02	$220,135	3.41%	0.55%	to	1.90%	10.00%		to	8.52%

142	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Hlth, Ser II
2023	10,054	$3.30	to	$2.98	$32,073	—	0.55%	to	1.45%	2.20%		to	1.29%
2022	11,724	$3.23	to	$2.95	$36,734	—	0.55%	to	1.45%	(14.01%)		to	(14.78%)
2021	12,805	$3.75	to	$3.46	$46,666	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	14,173	$3.37	to	$3.13	$46,553	0.10%	0.55%	to	1.45%	13.57%		to	12.56%
2019	14,951	$2.96	to	$2.78	$43,401	—	0.55%	to	1.45%	31.46%		to	30.28%
Invesco VI Main St, Ser II
2023	1,307	$1.76	to	$1.69	$2,299	0.48%	0.85%	to	1.45%	21.79%		to	21.07%
2022	1,597	$1.45	to	$1.40	$2,295	1.10%	0.85%	to	1.45%	(20.98%)		to	(21.46%)
2021	1,925	$1.83	to	$1.78	$3,503	0.51%	0.85%	to	1.45%	26.15%		to	25.40%
2020	2,060	$1.45	to	$1.42	$2,976	1.13%	0.85%	to	1.45%	12.73%		to	12.06%
2019	2,502	$1.29	to	$1.27	$3,213	0.80%	0.85%	to	1.45%	30.62%		to	29.84%
Invesco VI Mn St Sm Cap, Ser II
2023	23,472	$5.00	to	$2.68	$98,221	0.96%	0.55%	to	1.90%	17.18%		to	15.61%
2022	23,898	$4.26	to	$2.32	$85,386	0.25%	0.55%	to	1.90%	(16.50%)		to	(17.62%)
2021	26,168	$5.11	to	$2.82	$112,646	0.18%	0.55%	to	1.90%	21.59%		to	19.96%
2020	27,781	$4.20	to	$2.35	$98,850	0.37%	0.55%	to	1.90%	18.98%		to	17.38%
2019	31,718	$3.53	to	$2.00	$94,237	—	0.55%	to	1.90%	25.44%		to	23.76%
Invesco VI Tech, Ser I
2023	7,330	$3.52	to	$3.58	$24,846	—	0.55%	to	1.20%	46.14%		to	45.20%
2022	8,033	$2.41	to	$2.46	$18,662	—	0.55%	to	1.20%	(40.28%)		to	(40.67%)
2021	8,637	$4.03	to	$4.15	$33,694	—	0.55%	to	1.20%	13.78%		to	13.05%
2020	10,030	$3.55	to	$3.67	$34,515	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	10,550	$2.44	to	$2.55	$25,039	—	0.55%	to	1.20%	35.14%		to	34.26%
Invesco VI Tech, Ser II
2023	2,929	$1.17	to	$1.15	$3,408	—	0.65%	to	1.55%	45.77%		to	44.47%
2022	610	$0.80	to	$0.80	$490	—	0.65%	to	1.55%	(20.88	%)(7)	to	(21.36	%)(7)
Janus Henderson VIT Bal, Serv
2023	89,611	$1.51	to	$1.40	$132,210	1.82%	0.55%	to	1.90%	14.51%		to	12.97%
2022	88,215	$1.32	to	$1.24	$113,816	0.98%	0.55%	to	1.90%	(17.07%)		to	(18.18%)
2021	87,752	$1.59	to	$1.52	$137,239	0.69%	0.55%	to	1.90%	16.27%		to	14.70%
2020	74,253	$1.37	to	$1.32	$100,413	1.60%	0.55%	to	1.90%	13.40%		to	11.88%
2019	56,949	$1.21	to	$1.18	$68,253	1.82%	0.55%	to	1.90%	21.60%		to	19.98%
Janus Henderson VIT Enter, Serv
2023	4,828	$3.20	to	$2.91	$14,534	0.09%	0.55%	to	0.95%	17.13%		to	16.67%
2022	5,343	$2.73	to	$2.49	$13,772	0.08%	0.55%	to	0.95%	(16.61%)		to	(16.94%)
2021	5,926	$3.27	to	$3.00	$18,370	0.24%	0.55%	to	0.95%	15.90%		to	15.44%
2020	6,521	$2.82	to	$2.60	$17,484	—	0.55%	to	0.95%	18.53%		to	18.06%
2019	7,645	$2.38	to	$2.20	$17,333	0.05%	0.55%	to	0.95%	34.42%		to	33.88%
Janus Henderson VIT Flex Bd, Serv
2023	54,461	$1.10	to	$0.95	$57,033	3.72%	0.55%	to	1.90%	4.72%		to	3.33%
2022	49,715	$1.05	to	$0.92	$49,951	1.97%	0.55%	to	1.90%	(14.37%)		to	(15.51%)
2021	54,882	$1.23	to	$1.09	$64,705	1.63%	0.55%	to	1.90%	(1.66%)		to	(2.97%)
2020	55,739	$1.25	to	$1.12	$67,139	2.47%	0.55%	to	1.90%	9.65%		to	8.18%
2019	44,425	$1.14	to	$1.04	$49,020	2.88%	0.55%	to	1.90%	8.68%		to	7.22%
Janus Henderson VIT Forty, Serv
2023	2,031	$1.20	to	$1.18	$2,427	0.20%	0.65%	to	1.55%	38.75%		to	37.51%
2022	550	$0.87	to	$0.86	$477	0.21%	0.65%	to	1.55%	(14.36	%)(7)	to	(14.87	%)(7)
Janus Hend VIT Gbl Tech Innov, Srv
2023	9,595	$3.69	to	$1.29	$33,980	—	0.55%	to	1.55%	53.43%		to	51.91%
2022	9,650	$2.40	to	$0.85	$22,290	—	0.55%	to	1.55%	(37.47%)		to	(16.26	%)(7)
2021	11,042	$3.84	to	$8.59	$41,320	0.11%	0.55%	to	1.20%	17.10%		to	16.34%
2020	12,474	$3.28	to	$7.38	$39,831	—	0.55%	to	1.20%	49.90%		to	48.93%
2019	13,302	$2.19	to	$4.96	$28,362	—	0.55%	to	1.20%	44.03%		to	43.09%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	143

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Overseas, Serv
2023	10,521	$2.07	to	$1.09	$20,209	1.43%	0.55%	to	1.55%	9.98%		to	8.89%
2022	10,668	$1.88	to	$1.00	$19,075	1.70%	0.55%	to	1.55%	(9.34%)		to	(0.29	%)(7)
2021	10,886	$2.08	to	$3.21	$21,627	1.02%	0.55%	to	1.20%	12.67%		to	11.94%
2020	11,852	$1.84	to	$2.86	$20,942	1.20%	0.55%	to	1.20%	15.39%		to	14.64%
2019	13,664	$1.60	to	$2.50	$20,973	1.82%	0.55%	to	1.20%	26.01%		to	25.20%
Janus Henderson VIT Res, Serv
2023	15,163	$4.17	to	$3.35	$58,985	0.06%	0.55%	to	1.90%	42.03%		to	40.13%
2022	15,712	$2.94	to	$2.39	$43,311	—	0.55%	to	1.90%	(30.45%)		to	(31.38%)
2021	16,792	$4.23	to	$3.48	$66,914	0.02%	0.55%	to	1.90%	19.39%		to	17.79%
2020	18,250	$3.54	to	$2.96	$61,214	0.22%	0.55%	to	1.90%	31.85%		to	30.08%
2019	20,124	$2.68	to	$2.27	$51,489	0.31%	0.55%	to	1.90%	34.48%		to	32.68%
Lazard Ret Emer Mkts Eq, Serv
2023	332	$1.13	to	$1.11	$374	7.35%	0.65%	to	1.55%	21.48%		to	20.40%
2022	43	$0.93	to	$0.93	$42	3.94%	0.65%	to	1.55%	(6.40	%)(7)	to	(6.96	%)(7)
Lazard Ret Global Dyn MA, Serv
2023	6,834	$1.54	to	$1.33	$10,001	—	0.55%	to	1.90%	10.21%		to	8.73%
2022	8,731	$1.40	to	$1.23	$11,622	0.08%	0.55%	to	1.90%	(17.83%)		to	(18.93%)
2021	10,498	$1.70	to	$1.51	$17,083	2.74%	0.55%	to	1.90%	11.32%		to	9.83%
2020	11,732	$1.53	to	$1.38	$17,230	0.61%	0.55%	to	1.90%	0.26%		to	(1.09%)
2019	14,412	$1.53	to	$1.39	$21,230	0.05%	0.55%	to	1.90%	17.14%		to	15.57%
Lord Abt Bond Debenture, Cl VC
2023	3,237	$1.01	to	$0.99	$3,236	8.46%	0.65%	to	1.55%	5.87%		to	4.91%
2022	935	$0.95	to	$0.95	$887	20.62%	0.65%	to	1.55%	(4.49	%)(7)	to	(5.05	%)(7)
Lord Abt Short Dur Inc, Cl VC
2023	8,565	$1.02	to	$1.01	$8,707	6.76%	0.65%	to	1.55%	4.37%		to	3.45%
2022	2,326	$0.98	to	$0.97	$2,273	11.65%	0.65%	to	1.55%	(1.84	%)(7)	to	(2.43	%)(7)
LVIP JPM US Eq, Serv Cl
2023	3,279	$1.17	to	$1.15	$3,819	1.03%	0.65%	to	1.55%	16.04	%(8)	to	15.34	%(8)
MFS Gbl Real Est, Serv Cl
2023	1,148	$0.90	to	$0.89	$1,029	0.55%	0.65%	to	1.55%	10.49%		to	9.50%
2022	483	$0.82	to	$0.81	$394	1.65%	0.65%	to	1.55%	(16.74	%)(7)	to	(17.24	%)(7)
MFS Intl Gro, Serv Cl
2023	2,680	$1.11	to	$1.10	$2,962	1.17%	0.65%	to	1.55%	13.66%		to	12.66%
2022	611	$0.98	to	$0.97	$597	0.40%	0.65%	to	1.55%	(1.98	%)(7)	to	(2.56	%)(7)
MFS Mass Inv Gro Stock, Serv Cl
2023	26,423	$2.73	to	$2.52	$70,051	0.05%	0.55%	to	1.45%	23.03%		to	21.93%
2022	29,550	$2.22	to	$2.07	$63,985	—	0.55%	to	1.45%	(19.89%)		to	(20.61%)
2021	31,273	$2.77	to	$2.61	$84,817	0.03%	0.55%	to	1.45%	24.97%		to	23.85%
2020	35,260	$2.22	to	$2.10	$76,753	0.22%	0.55%	to	1.45%	21.53%		to	20.44%
2019	36,777	$1.82	to	$1.75	$66,117	0.34%	0.55%	to	1.45%	38.82%		to	37.58%
MFS New Dis, Serv Cl
2023	8,074	$3.92	to	$4.03	$30,053	—	0.55%	to	1.20%	13.63%		to	12.89%
2022	8,688	$3.45	to	$3.57	$28,558	—	0.55%	to	1.20%	(30.38%)		to	(30.83%)
2021	9,511	$4.96	to	$5.16	$45,049	—	0.55%	to	1.20%	1.02%		to	0.36%
2020	10,533	$4.91	to	$5.15	$49,536	—	0.55%	to	1.20%	44.78%		to	43.85%
2019	11,428	$3.39	to	$3.58	$37,250	—	0.55%	to	1.20%	40.50%		to	39.59%
MFS Research Intl, Serv Cl
2023	1,693	$1.08	to	$1.07	$1,821	1.00%	0.65%	to	1.55%	12.09%		to	11.10%
2022	439	$0.97	to	$0.96	$423	2.42%	0.65%	to	1.55%	(3.09	%)(7)	to	(3.66	%)(7)

144	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Utilities, Serv Cl
2023	30,875	$5.15	to	$1.89	$128,927	3.30%	0.55%	to	1.90%	(2.86%)	to	(4.17%)
2022	35,725	$5.30	to	$1.97	$153,188	2.24%	0.55%	to	1.90%	(0.07%)	to	(1.41%)
2021	35,894	$5.31	to	$2.00	$154,358	1.52%	0.55%	to	1.90%	13.20%	to	11.68%
2020	40,895	$4.69	to	$1.79	$155,077	2.21%	0.55%	to	1.90%	5.04%	to	3.63%
2019	46,751	$4.46	to	$1.73	$169,548	3.78%	0.55%	to	1.90%	24.12%	to	22.45%
MS VIF Dis, Cl II
2023	18,521	$3.79	to	$2.30	$66,636	—	0.55%	to	1.90%	43.34%	to	41.43%
2022	19,128	$2.64	to	$1.63	$48,221	—	0.55%	to	1.90%	(63.17%)	to	(63.67%)
2021	18,790	$7.18	to	$4.48	$129,812	—	0.55%	to	1.90%	(11.68%)	to	(12.87%)
2020	19,577	$8.13	to	$5.14	$154,281	—	0.55%	to	1.90%	150.66%	to	147.31%
2019	18,470	$3.24	to	$2.08	$58,529	—	0.55%	to	1.90%	39.20%	to	37.33%
MS VIF Global Real Est, Cl II
2023	9,225	$1.40	to	$1.25	$12,332	1.95%	0.55%	to	1.45%	9.87%	to	8.88%
2022	10,342	$1.27	to	$1.15	$12,632	4.44%	0.55%	to	1.45%	(26.60%)	to	(27.26%)
2021	11,545	$1.73	to	$1.58	$19,270	2.35%	0.55%	to	1.45%	23.16%	to	22.05%
2020	13,408	$1.41	to	$1.29	$18,246	4.39%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	16,636	$1.66	to	$1.54	$26,812	2.61%	0.55%	to	1.45%	17.41%	to	16.35%
NB AMT Intl Eq, Cl S
2023	4,909	$1.53	to	$1.47	$7,414	0.05%	0.55%	to	1.45%	12.66%	to	11.66%
2022	5,709	$1.36	to	$1.32	$7,669	1.55%	0.55%	to	1.45%	(23.12%)	to	(23.81%)
2021	6,175	$1.77	to	$1.73	$10,827	0.32%	0.55%	to	1.45%	12.73%	to	11.72%
2020	6,800	$1.57	to	$1.55	$10,623	0.50%	0.55%	to	1.45%	11.95%	to	10.95%
2019	7,924	$1.40	to	$1.40	$11,112	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
NB AMT Sus Eq, Cl S
2023	4,558	$3.25	to	$2.83	$17,390	0.08%	0.60%	to	1.90%	25.81%	to	24.19%
2022	4,439	$2.59	to	$2.28	$13,471	0.12%	0.60%	to	1.90%	(19.14%)	to	(20.18%)
2021	4,556	$3.20	to	$2.85	$17,173	0.18%	0.60%	to	1.90%	22.43%	to	20.85%
2020	4,405	$2.61	to	$2.36	$13,612	0.38%	0.60%	to	1.90%	18.56%	to	17.03%
2019	4,590	$2.20	to	$2.02	$12,006	0.30%	0.60%	to	1.90%	24.83%	to	23.21%
NB AMT US Eq Index PW Strat, Cl S
2023	6,908	$1.32	to	$1.16	$8,745	—	0.55%	to	1.90%	14.37%	to	12.84%
2022	6,788	$1.16	to	$1.03	$7,542	—	0.55%	to	1.90%	(11.76%)	to	(12.95%)
2021	5,209	$1.31	to	$1.19	$6,586	0.32%	0.55%	to	1.90%	17.30%	to	15.72%
2020	4,401	$1.12	to	$1.02	$4,769	0.86%	0.55%	to	1.90%	7.67%	to	6.22%
2019	4,240	$1.04	to	$0.96	$4,286	0.16%	0.55%	to	1.90%	14.63%	to	13.09%
PIMCO VIT All Asset, Advisor Cl
2023	26,172	$2.04	to	$1.28	$50,062	2.82%	0.55%	to	1.90%	7.43%	to	5.98%
2022	28,886	$1.90	to	$1.21	$51,711	7.56%	0.55%	to	1.90%	(12.35%)	to	(13.53%)
2021	28,910	$2.17	to	$1.40	$59,799	10.91%	0.55%	to	1.90%	15.41%	to	13.86%
2020	32,326	$1.88	to	$1.23	$58,128	4.85%	0.55%	to	1.90%	7.32%	to	5.88%
2019	39,328	$1.75	to	$1.16	$66,173	2.77%	0.55%	to	1.90%	11.13%	to	9.64%
PIMCO VIT Glb Man As Alloc, Adv Cl
2023	3,886	$1.48	to	$1.26	$5,409	2.10%	0.55%	to	1.90%	12.25%	to	10.73%
2022	4,495	$1.32	to	$1.14	$5,605	1.90%	0.55%	to	1.90%	(18.84%)	to	(19.93%)
2021	4,798	$1.63	to	$1.43	$7,409	2.38%	0.55%	to	1.90%	11.99%	to	10.47%
2020	4,148	$1.45	to	$1.29	$5,747	7.83%	0.55%	to	1.90%	16.08%	to	14.51%
2019	4,415	$1.25	to	$1.13	$5,298	2.12%	0.55%	to	1.90%	16.32%	to	14.77%
PIMCO VIT Tot Return, Advisor Cl
2023	59,225	$1.07	to	$0.93	$60,236	3.48%	0.55%	to	1.90%	5.25%	to	3.84%
2022	54,369	$1.02	to	$0.89	$52,773	2.52%	0.55%	to	1.90%	(14.85%)	to	(15.99%)
2021	56,072	$1.19	to	$1.06	$64,182	1.72%	0.55%	to	1.90%	(1.91%)	to	(3.22%)
2020	54,942	$1.22	to	$1.10	$64,444	1.99%	0.55%	to	1.90%	7.94%	to	6.50%
2019	39,647	$1.13	to	$1.03	$43,292	2.89%	0.55%	to	1.90%	7.65%	to	6.21%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	145

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Hlth Care, Cl IB
2023	6,060	$4.91	to	$1.09	$24,465	0.30%	0.55%	to	1.55%	8.54%		to	7.47%
2022	5,652	$4.52	to	$1.01	$23,143	0.41%	0.55%	to	1.55%	(5.19%)		to	2.06	%(7)
2021	5,821	$4.77	to	$4.35	$26,302	1.11%	0.55%	to	1.20%	18.75%		to	17.98%
2020	6,500	$4.01	to	$3.69	$24,820	0.48%	0.55%	to	1.20%	15.64%		to	14.89%
2019	7,149	$3.47	to	$3.21	$23,677	—	0.55%	to	1.20%	29.58%		to	28.74%
Put VT Intl Eq, Cl IB
2023	4,622	$2.33	to	$2.22	$10,188	0.04%	0.55%	to	1.20%	17.86%		to	17.10%
2022	4,961	$1.98	to	$1.89	$9,303	1.58%	0.55%	to	1.20%	(15.23%)		to	(15.78%)
2021	5,340	$2.33	to	$2.25	$11,852	1.17%	0.55%	to	1.20%	8.22%		to	7.52%
2020	5,740	$2.16	to	$2.09	$11,820	1.62%	0.55%	to	1.20%	11.48%		to	10.76%
2019	6,274	$1.93	to	$1.89	$11,617	1.43%	0.55%	to	1.20%	24.47%		to	23.66%
Put VT Intl Val, Cl IB
2023	2,141	$1.20	to	$1.18	$2,552	0.83%	0.65%	to	1.55%	17.91%		to	16.87%
2022	270	$1.02	to	$1.01	$275	—	0.65%	to	1.55%	1.80	%(7)	to	1.19	%(7)
Put VT Lg Cap Val, Cl IB
2023	6,203	$1.16	to	$1.14	$7,147	1.44%	0.65%	to	1.55%	14.92%		to	13.90%
2022	1,744	$1.01	to	$1.00	$1,756	—	0.65%	to	1.55%	0.54	%(7)	to	(0.06	%)(7)
Put VT Sus Fut, Cl IB
2023	1,495	$1.12	to	$1.10	$1,671	—	0.65%	to	1.55%	27.69%		to	26.55%
2022	29	$0.88	to	$0.87	$27	—	0.65%	to	1.55%	(12.79	%)(7)	to	(13.31	%)(7)
Put VT Sus Leaders, Cl IA
2023	12,137	$6.35	to	$6.35	$77,572	0.75%	1.25%	to	1.25%	24.85%		to	24.85%
2022	13,260	$5.09	to	$5.09	$67,887	0.84%	1.25%	to	1.25%	(23.68%)		to	(23.68%)
2021	14,649	$6.67	to	$6.67	$98,211	0.34%	1.25%	to	1.25%	22.30%		to	22.30%
2020	15,847	$5.45	to	$5.45	$86,886	0.63%	1.25%	to	1.25%	27.46%		to	27.46%
2019	17,005	$4.28	to	$4.28	$73,160	0.69%	1.25%	to	1.25%	35.02%		to	35.02%
Put VT Sus Leaders, Cl IB
2023	8,858	$5.22	to	$1.15	$35,481	0.51%	0.55%	to	1.55%	25.42%		to	24.17%
2022	7,392	$4.16	to	$0.93	$29,066	0.55%	0.55%	to	1.55%	(23.33%)		to	(7.80	%)(7)
2021	7,904	$5.43	to	$5.04	$41,649	0.14%	0.55%	to	1.20%	22.86%		to	22.06%
2020	8,424	$4.42	to	$4.13	$36,224	0.42%	0.55%	to	1.20%	28.19%		to	27.36%
2019	9,530	$3.45	to	$3.24	$32,045	0.45%	0.55%	to	1.20%	35.61%		to	34.73%
Royce Micro-Cap, Invest Cl
2023	1,549	$7.38	to	$6.70	$10,731	—	0.55%	to	0.95%	18.13%		to	17.66%
2022	1,702	$6.25	to	$5.69	$10,011	—	0.55%	to	0.95%	(22.86%)		to	(23.17%)
2021	1,881	$8.10	to	$7.41	$14,415	—	0.55%	to	0.95%	29.27%		to	28.75%
2020	2,174	$6.27	to	$5.76	$12,923	—	0.55%	to	0.95%	23.12%		to	22.62%
2019	2,431	$5.09	to	$4.69	$11,773	—	0.55%	to	0.95%	18.90%		to	18.42%
Temp Global Bond, Cl 2
2023	21,204	$0.87	to	$0.75	$17,502	—	0.55%	to	1.90%	2.32%		to	0.95%
2022	25,466	$0.85	to	$0.75	$20,671	—	0.55%	to	1.90%	(5.47%)		to	(6.74%)
2021	28,021	$0.90	to	$0.80	$24,169	—	0.55%	to	1.90%	(5.51%)		to	(6.78%)
2020	29,605	$0.95	to	$0.86	$27,164	8.50%	0.55%	to	1.90%	(5.80%)		to	(7.07%)
2019	35,065	$1.01	to	$0.92	$34,358	7.17%	0.55%	to	1.90%	1.45%		to	0.09%
Third Ave VST Third Ave Value
2023	1,993	$5.90	to	$5.35	$11,135	2.34%	0.55%	to	0.95%	20.15%		to	19.67%
2022	2,166	$4.91	to	$4.47	$10,107	1.49%	0.55%	to	0.95%	15.47%		to	15.01%
2021	2,361	$4.25	to	$3.89	$9,570	0.69%	0.55%	to	0.95%	21.39%		to	20.91%
2020	2,673	$3.50	to	$3.22	$8,951	2.67%	0.55%	to	0.95%	(2.93%)		to	(3.32%)
2019	3,063	$3.61	to	$3.33	$10,588	0.27%	0.55%	to	0.95%	11.85%		to	11.40%

146	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VanEck VIP Global Gold, Cl S
2023	27,682	$1.14	to	$0.99	$29,906	—	0.55%	to	1.90%	9.80%	to	8.34%
2022	28,070	$1.04	to	$0.91	$27,791	—	0.55%	to	1.90%	(13.83%)	to	(14.99%)
2021	26,221	$1.21	to	$1.07	$30,258	11.86%	0.55%	to	1.90%	(14.48%)	to	(15.63%)
2020	24,609	$1.41	to	$1.27	$33,396	2.86%	0.55%	to	1.90%	37.87%	to	36.02%
2019	19,858	$1.02	to	$0.94	$19,650	—	0.55%	to	1.90%	37.99%	to	36.14%
VP Aggr, Cl 2
2023	323,688	$2.61	to	$1.87	$789,147	—	0.55%	to	1.90%	16.58%	to	15.02%
2022	353,190	$2.24	to	$1.63	$745,332	—	0.55%	to	1.90%	(18.63%)	to	(19.72%)
2021	379,327	$2.75	to	$2.03	$993,245	—	0.55%	to	1.90%	15.12%	to	13.58%
2020	447,140	$2.39	to	$1.79	$1,022,254	—	0.55%	to	1.90%	14.36%	to	12.82%
2019	514,782	$2.09	to	$1.58	$1,033,752	—	0.55%	to	1.90%	20.92%	to	19.30%
VP Aggr, Cl 4
2023	173,886	$2.61	to	$2.31	$431,464	—	0.55%	to	1.45%	16.55%	to	15.51%
2022	195,567	$2.24	to	$2.00	$417,888	—	0.55%	to	1.45%	(18.64%)	to	(19.36%)
2021	212,647	$2.75	to	$2.48	$560,596	—	0.55%	to	1.45%	15.14%	to	14.11%
2020	244,947	$2.39	to	$2.17	$563,163	—	0.55%	to	1.45%	14.33%	to	13.30%
2019	297,629	$2.09	to	$1.92	$600,819	—	0.55%	to	1.45%	21.01%	to	19.93%
VP Conserv, Cl 2
2023	327,628	$1.43	to	$1.10	$438,602	—	0.55%	to	1.90%	7.87%	to	6.43%
2022	364,058	$1.32	to	$1.03	$453,757	—	0.55%	to	1.90%	(16.01%)	to	(17.13%)
2021	386,140	$1.57	to	$1.24	$575,776	—	0.55%	to	1.90%	2.25%	to	0.88%
2020	444,639	$1.54	to	$1.23	$651,949	—	0.55%	to	1.90%	8.70%	to	7.25%
2019	334,581	$1.42	to	$1.15	$452,819	—	0.55%	to	1.90%	10.14%	to	8.67%
VP Conserv, Cl 4
2023	215,364	$1.43	to	$1.26	$289,935	—	0.55%	to	1.45%	7.80%	to	6.84%
2022	246,692	$1.32	to	$1.18	$309,416	—	0.55%	to	1.45%	(15.96%)	to	(16.71%)
2021	279,904	$1.57	to	$1.42	$419,557	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	345,597	$1.54	to	$1.40	$508,729	—	0.55%	to	1.45%	8.64%	to	7.66%
2019	322,396	$1.42	to	$1.30	$438,288	—	0.55%	to	1.45%	10.14%	to	9.15%
VP Man Risk, Cl 2
2023	195,838	$1.22	to	$1.12	$232,534	—	0.55%	to	1.90%	11.64%	to	10.15%
2022	196,286	$1.09	to	$1.02	$209,643	—	0.55%	to	1.90%	(17.84%)	to	(18.94%)
2021	203,989	$1.33	to	$1.25	$266,275	—	0.55%	to	1.90%	10.12%	to	8.64%
2020	185,210	$1.21	to	$1.16	$220,500	—	0.55%	to	1.90%	7.20%	to	5.76%
2019	159,500	$1.13	to	$1.09	$177,905	—	0.55%	to	1.90%	15.42%	to	13.87%
VP Man Risk US, Cl 2
2023	276,365	$1.36	to	$1.25	$366,203	—	0.55%	to	1.90%	13.92%	to	12.39%
2022	289,531	$1.19	to	$1.11	$338,221	—	0.55%	to	1.90%	(17.67%)	to	(18.77%)
2021	246,733	$1.45	to	$1.37	$351,655	—	0.55%	to	1.90%	12.72%	to	11.21%
2020	207,706	$1.29	to	$1.23	$263,829	—	0.55%	to	1.90%	9.19%	to	7.72%
2019	146,325	$1.18	to	$1.14	$171,094	—	0.55%	to	1.90%	17.67%	to	16.09%
VP Man Vol Conserv, Cl 2
2023	458,306	$1.19	to	$1.04	$526,283	—	0.55%	to	1.90%	7.28%	to	5.84%
2022	510,679	$1.11	to	$0.99	$548,639	—	0.55%	to	1.90%	(16.45%)	to	(17.57%)
2021	529,357	$1.33	to	$1.20	$683,876	—	0.55%	to	1.90%	2.06%	to	0.69%
2020	649,932	$1.30	to	$1.19	$826,131	—	0.55%	to	1.90%	7.53%	to	6.09%
2019	430,973	$1.21	to	$1.12	$511,641	—	0.55%	to	1.90%	11.30%	to	9.81%
VP Man Vol Conserv Gro, Cl 2
2023	854,946	$1.29	to	$1.16	$1,086,575	—	0.55%	to	1.90%	9.37%	to	7.91%
2022	938,364	$1.18	to	$1.07	$1,094,441	—	0.55%	to	1.90%	(17.52%)	to	(18.62%)
2021	1,036,906	$1.43	to	$1.32	$1,472,908	—	0.55%	to	1.90%	4.88%	to	3.47%
2020	1,128,542	$1.37	to	$1.27	$1,535,498	—	0.55%	to	1.90%	8.55%	to	7.10%
2019	1,086,807	$1.26	to	$1.19	$1,368,390	—	0.55%	to	1.90%	13.37%	to	11.85%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	147

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Gro, Cl 2
2023	6,709,472	$1.51	to	$1.42	$10,404,577	—	0.55%	to	1.90%	13.96%	to	12.44%
2022	7,214,937	$1.32	to	$1.26	$9,852,364	—	0.55%	to	1.90%	(19.87%)	to	(20.94%)
2021	7,665,951	$1.65	to	$1.59	$13,115,191	—	0.55%	to	1.90%	11.28%	to	9.79%
2020	7,572,902	$1.48	to	$1.45	$11,679,063	—	0.55%	to	1.90%	10.69%	to	9.20%
2019	7,648,690	$1.34	to	$1.33	$10,691,504	—	0.55%	to	1.90%	17.61%	to	16.03%
VP Man Vol Mod Gro, Cl 2
2023	7,556,338	$1.41	to	$1.37	$11,297,787	—	0.55%	to	1.90%	11.66%	to	10.16%
2022	8,355,742	$1.26	to	$1.24	$11,208,244	—	0.55%	to	1.90%	(18.60%)	to	(19.69%)
2021	9,058,517	$1.55	to	$1.55	$14,986,546	—	0.55%	to	1.90%	8.10%	to	6.65%
2020	9,435,051	$1.43	to	$1.45	$14,491,911	—	0.55%	to	1.90%	9.77%	to	8.30%
2019	9,915,419	$1.31	to	$1.34	$13,928,600	—	0.55%	to	1.90%	15.53%	to	13.98%
VP Mod, Cl 2
2023	3,490,897	$1.99	to	$1.46	$6,534,930	—	0.55%	to	1.90%	12.34%	to	10.84%
2022	3,731,168	$1.77	to	$1.32	$6,245,287	—	0.55%	to	1.90%	(17.06%)	to	(18.18%)
2021	3,901,973	$2.13	to	$1.61	$7,909,032	—	0.55%	to	1.90%	8.41%	to	6.95%
2020	3,989,791	$1.97	to	$1.50	$7,493,232	—	0.55%	to	1.90%	12.25%	to	10.74%
2019	4,164,098	$1.75	to	$1.36	$6,996,952	—	0.55%	to	1.90%	15.50%	to	13.95%
VP Mod, Cl 4
2023	2,620,111	$1.99	to	$1.76	$4,944,759	—	0.55%	to	1.45%	12.32%	to	11.32%
2022	2,930,322	$1.77	to	$1.58	$4,942,959	—	0.55%	to	1.45%	(17.04%)	to	(17.78%)
2021	3,257,133	$2.14	to	$1.92	$6,649,080	—	0.55%	to	1.45%	8.45%	to	7.47%
2020	3,634,891	$1.97	to	$1.79	$6,870,098	—	0.55%	to	1.45%	12.17%	to	11.17%
2019	4,146,579	$1.76	to	$1.61	$7,014,436	—	0.55%	to	1.45%	15.54%	to	14.50%
VP Mod Aggr, Cl 2
2023	990,336	$2.28	to	$1.65	$2,117,397	—	0.55%	to	1.90%	14.31%	to	12.78%
2022	1,127,206	$1.99	to	$1.46	$2,119,616	—	0.55%	to	1.90%	(18.04%)	to	(19.14%)
2021	1,295,509	$2.43	to	$1.80	$2,993,307	—	0.55%	to	1.90%	11.69%	to	10.19%
2020	1,529,551	$2.18	to	$1.64	$3,180,301	—	0.55%	to	1.90%	13.41%	to	11.89%
2019	1,759,401	$1.92	to	$1.46	$3,240,508	—	0.55%	to	1.90%	18.06%	to	16.48%
VP Mod Aggr, Cl 4
2023	603,948	$2.28	to	$2.02	$1,308,145	—	0.55%	to	1.45%	14.28%	to	13.26%
2022	689,542	$2.00	to	$1.78	$1,312,157	—	0.55%	to	1.45%	(18.02%)	to	(18.75%)
2021	783,176	$2.43	to	$2.19	$1,824,824	—	0.55%	to	1.45%	11.72%	to	10.72%
2020	903,028	$2.18	to	$1.98	$1,890,515	—	0.55%	to	1.45%	13.39%	to	12.37%
2019	1,095,299	$1.92	to	$1.76	$2,029,967	—	0.55%	to	1.45%	18.10%	to	17.04%
VP Mod Conserv, Cl 2
2023	648,002	$1.68	to	$1.26	$1,021,214	—	0.55%	to	1.90%	9.90%	to	8.43%
2022	712,621	$1.53	to	$1.16	$1,025,805	—	0.55%	to	1.90%	(16.55%)	to	(17.66%)
2021	787,086	$1.83	to	$1.41	$1,363,432	—	0.55%	to	1.90%	5.16%	to	3.75%
2020	848,396	$1.74	to	$1.36	$1,404,346	—	0.55%	to	1.90%	10.40%	to	8.92%
2019	853,533	$1.58	to	$1.25	$1,285,589	—	0.55%	to	1.90%	12.89%	to	11.38%
VP Mod Conserv, Cl 4
2023	508,546	$1.68	to	$1.49	$807,957	—	0.55%	to	1.45%	9.88%	to	8.90%
2022	581,044	$1.53	to	$1.36	$843,640	—	0.55%	to	1.45%	(16.56%)	to	(17.31%)
2021	665,339	$1.83	to	$1.65	$1,162,608	—	0.55%	to	1.45%	5.21%	to	4.26%
2020	755,456	$1.74	to	$1.58	$1,259,908	—	0.55%	to	1.45%	10.38%	to	9.39%
2019	848,431	$1.58	to	$1.45	$1,287,128	—	0.55%	to	1.45%	12.87%	to	11.86%
VP Ptnrs Core Bond, Cl 2
2023	14,110	$1.11	to	$0.95	$15,773	2.55%	0.60%	to	1.90%	5.42%	to	4.07%
2022	12,423	$1.05	to	$0.91	$13,252	1.45%	0.60%	to	1.90%	(14.11%)	to	(15.22%)
2021	11,968	$1.22	to	$1.08	$14,907	1.16%	0.60%	to	1.90%	(2.01%)	to	(3.26%)
2020	11,429	$1.25	to	$1.11	$14,577	1.88%	0.60%	to	1.90%	7.33%	to	5.94%
2019	8,894	$1.16	to	$1.05	$10,597	2.13%	0.60%	to	1.90%	7.74%	to	6.35%

148	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Eq, Cl 2
2023	3,211	$3.14	to	$2.72	$11,488	—	0.60%	to	1.90%	23.69%	to	22.10%
2022	3,470	$2.54	to	$2.23	$10,090	—	0.60%	to	1.90%	(18.05%)	to	(19.10%)
2021	3,521	$3.10	to	$2.75	$12,507	—	0.60%	to	1.90%	28.41%	to	26.75%
2020	3,800	$2.42	to	$2.17	$10,567	—	0.60%	to	1.90%	16.03%	to	14.53%
2019	4,244	$2.08	to	$1.90	$10,227	—	0.60%	to	1.90%	25.45%	to	23.83%
VP Ptnrs Core Eq, Cl 3
2023	5,663	$3.41	to	$2.98	$18,292	—	0.55%	to	1.45%	23.87%	to	22.76%
2022	6,635	$2.76	to	$2.43	$17,356	—	0.55%	to	1.45%	(17.89%)	to	(18.62%)
2021	7,412	$3.36	to	$2.98	$23,707	—	0.55%	to	1.45%	28.63%	to	27.48%
2020	8,699	$2.61	to	$2.34	$21,712	—	0.55%	to	1.45%	16.20%	to	15.16%
2019	11,078	$2.25	to	$2.03	$23,860	—	0.55%	to	1.45%	25.69%	to	24.56%
VP Ptnrs Intl Core Eq, Cl 2
2023	12,129	$1.55	to	$1.37	$20,031	1.13%	0.60%	to	1.90%	16.65%	to	15.14%
2022	10,609	$1.33	to	$1.19	$15,090	1.68%	0.60%	to	1.90%	(20.12%)	to	(21.15%)
2021	8,261	$1.66	to	$1.51	$14,774	1.57%	0.60%	to	1.90%	12.51%	to	11.05%
2020	5,101	$1.48	to	$1.36	$8,115	0.22%	0.60%	to	1.90%	10.29%	to	8.88%
2019	5,071	$1.34	to	$1.25	$7,349	2.57%	0.60%	to	1.90%	17.70%	to	16.17%
VP Ptnrs Intl Gro, Cl 2
2023	19,142	$1.59	to	$1.39	$33,812	0.24%	0.60%	to	1.90%	13.77%	to	12.31%
2022	20,432	$1.40	to	$1.24	$31,851	—	0.60%	to	1.90%	(27.31%)	to	(28.25%)
2021	20,542	$1.93	to	$1.73	$44,210	—	0.60%	to	1.90%	9.67%	to	8.25%
2020	18,933	$1.76	to	$1.60	$37,314	0.09%	0.60%	to	1.90%	21.57%	to	20.00%
2019	18,390	$1.44	to	$1.33	$29,908	0.93%	0.60%	to	1.90%	25.61%	to	23.98%
VP Ptnrs Intl Val, Cl 2
2023	17,866	$1.37	to	$1.23	$24,465	1.94%	0.60%	to	1.90%	16.27%	to	14.77%
2022	18,872	$1.18	to	$1.07	$22,304	2.17%	0.60%	to	1.90%	(12.29%)	to	(13.41%)
2021	17,333	$1.34	to	$1.24	$23,456	1.93%	0.60%	to	1.90%	10.98%	to	9.53%
2020	14,868	$1.21	to	$1.13	$18,225	0.74%	0.60%	to	1.90%	(4.71%)	to	(5.94%)
2019	16,045	$1.27	to	$1.20	$20,752	3.61%	0.60%	to	1.90%	12.52%	to	11.08%
VP Ptnrs Sm Cap Gro, Cl 2
2023	5,906	$1.97	to	$1.70	$15,824	—	0.60%	to	1.90%	6.30%	to	4.93%
2022	5,632	$1.85	to	$1.62	$14,256	—	0.60%	to	1.90%	(29.55%)	to	(30.46%)
2021	4,587	$2.63	to	$2.33	$16,540	—	0.60%	to	1.90%	7.37%	to	5.99%
2020	3,948	$2.45	to	$2.20	$13,307	—	0.60%	to	1.90%	37.61%	to	35.83%
2019	3,823	$1.78	to	$1.62	$9,390	—	0.60%	to	1.90%	20.22%	to	18.67%
VP Ptnrs Sm Cap Val, Cl 2
2023	4,597	$2.04	to	$1.77	$11,216	—	0.60%	to	1.90%	10.42%	to	9.00%
2022	4,739	$1.85	to	$1.63	$10,581	—	0.60%	to	1.90%	(13.68%)	to	(14.79%)
2021	4,206	$2.14	to	$1.91	$10,987	—	0.60%	to	1.90%	23.01%	to	21.43%
2020	3,231	$1.74	to	$1.57	$6,905	—	0.60%	to	1.90%	3.36%	to	2.03%
2019	3,438	$1.68	to	$1.54	$7,128	—	0.60%	to	1.90%	18.81%	to	17.28%
VP Ptnrs Sm Cap Val, Cl 3
2023	12,365	$4.54	to	$2.27	$47,500	—	0.55%	to	1.45%	10.65%	to	9.66%
2022	13,574	$4.10	to	$2.07	$47,332	—	0.55%	to	1.45%	(13.54%)	to	(14.31%)
2021	14,915	$4.75	to	$2.42	$60,409	—	0.55%	to	1.45%	23.21%	to	22.10%
2020	17,789	$3.85	to	$1.98	$58,544	—	0.55%	to	1.45%	3.55%	to	2.62%
2019	20,084	$3.72	to	$1.93	$63,888	—	0.55%	to	1.45%	19.00%	to	17.93%
VP US Flex Conserv Gro, Cl 2
2023	244,360	$1.18	to	$1.16	$301,739	—	0.55%	to	1.90%	10.61%	to	9.14%
2022	252,349	$1.07	to	$1.06	$282,912	—	0.55%	to	1.90%	(17.19%)	to	(18.30%)
2021	252,398	$1.29	to	$1.30	$343,216	—	0.55%	to	1.90%	6.91%	to	5.47%
2020	298,161	$1.21	to	$1.23	$381,005	—	0.55%	to	1.90%	5.29%	to	3.88%
2019	216,805	$1.15	to	$1.19	$264,362	—	0.55%	to	1.90%	14.23%	to	12.70%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	149

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Gro, Cl 2
2023	2,426,805	$1.37	to	$1.42	$3,678,128	—	0.55%	to	1.90%	16.16%	to	14.61%
2022	2,536,094	$1.18	to	$1.24	$3,322,898	—	0.55%	to	1.90%	(19.17%)	to	(20.26%)
2021	2,507,111	$1.45	to	$1.55	$4,081,955	—	0.55%	to	1.90%	14.87%	to	13.32%
2020	2,383,120	$1.27	to	$1.37	$3,392,122	—	0.55%	to	1.90%	4.23%	to	2.83%
2019	2,087,385	$1.21	to	$1.33	$2,862,487	—	0.55%	to	1.90%	19.54%	to	17.94%
VP US Flex Mod Gro, Cl 2
2023	1,352,692	$1.28	to	$1.29	$1,861,012	—	0.55%	to	1.90%	13.24%	to	11.73%
2022	1,428,099	$1.13	to	$1.15	$1,742,584	—	0.55%	to	1.90%	(17.99%)	to	(19.09%)
2021	1,457,022	$1.38	to	$1.43	$2,177,512	—	0.55%	to	1.90%	10.86%	to	9.38%
2020	1,429,369	$1.24	to	$1.30	$1,935,524	—	0.55%	to	1.90%	4.95%	to	3.54%
2019	1,326,348	$1.18	to	$1.26	$1,718,525	—	0.55%	to	1.90%	16.93%	to	15.36%
Wanger Acorn
2023	32,426	$6.05	to	$1.10	$159,429	—	0.55%	to	1.55%	21.07%	to	19.87%
2022	36,060	$5.00	to	$0.92	$147,223	—	0.55%	to	1.55%	(33.83%)	to	(9.83	%)(7)
2021	39,685	$7.55	to	$3.70	$246,177	0.72%	0.55%	to	1.45%	8.30%	to	7.33%
2020	45,839	$6.97	to	$3.45	$263,234	—	0.55%	to	1.45%	23.55%	to	22.44%
2019	54,642	$5.64	to	$2.82	$253,728	0.26%	0.55%	to	1.45%	30.38%	to	29.21%
Wanger Intl
2023	30,060	$4.46	to	$1.03	$104,635	0.31%	0.55%	to	1.55%	16.32%	to	15.16%
2022	33,274	$3.83	to	$0.90	$100,085	0.91%	0.55%	to	1.55%	(34.21%)	to	(9.03	%)(7)
2021	36,342	$5.82	to	$2.73	$166,989	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
2020	41,614	$4.93	to	$2.33	$162,608	2.05%	0.55%	to	1.45%	13.74%	to	12.72%
2019	50,662	$4.33	to	$2.07	$174,505	0.79%	0.55%	to	1.45%	29.28%	to	28.12%
WA Var Global Hi Yd Bond, Cl II
2023	9,036	$1.25	to	$1.08	$10,681	4.99%	0.55%	to	1.90%	9.35%	to	7.89%
2022	9,922	$1.14	to	$1.00	$10,760	6.23%	0.55%	to	1.90%	(14.35%)	to	(15.49%)
2021	9,903	$1.33	to	$1.18	$12,619	4.22%	0.55%	to	1.90%	0.49%	to	(0.86%)
2020	8,499	$1.33	to	$1.19	$10,857	3.76%	0.55%	to	1.90%	6.53%	to	5.11%
2019	9,240	$1.24	to	$1.14	$11,151	5.39%	0.55%	to	1.90%	13.39%	to	11.86%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	New subaccount operations commenced on April 28, 2023.

150	∎ RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2023 and 2022, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 3 to the consolidated financial statements, the Company changed the manner in which it accounts for long-duration insurance contracts in 2023.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the consolidated financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Valuation of market risk benefits

As described in Notes 2 and 12 to the consolidated financial statements, market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach, dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate. As of December 31, 2023, the market risk benefits asset was $1,427 million and the market risk benefits liability was $1,762 million.

The principal considerations for our determination that performing procedures relating to the valuation of market risk benefits is a critical audit matter are (i) the significant judgment by management when developing the fair value estimate of the market risk benefits, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to management’s significant assumptions related to utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to market risk benefits, including controls over the reasonableness of the significant market risk benefit assumptions. These procedures also included, among others, (i) evaluating management’s process for developing the fair value estimate of the market risk benefits, (ii) testing, on a sample basis, the completeness and accuracy of data used in the estimate, and (iii) the involvement of professionals with specialized skill and knowledge to assist in evaluating the reasonableness of the significant market risk benefit assumptions based on industry knowledge and data as well as historical Company data and experience, and the continued appropriateness of unchanged assumptions.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 22, 2024

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2023	2022(1)
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2023, $19,871; 2022, $17,331; allowance for credit losses: 2023, $2; 2022, $22)	$19,374	$16,135
Mortgage loans, at amortized cost (allowance for credit losses: 2023, $10; 2022, $11)	1,725	1,768
Policy loans	912	847
Other investments (allowance for credit losses: 2023, nil; 2022, nil)	165	207
Total investments	22,176	18,957
Investments of consolidated investment entities, at fair value	2,099	2,354
Cash and cash equivalents	2,598	2,611
Cash of consolidated investment entities, at fair value	87	133
Market risk benefits	1,427	1,015
Reinsurance recoverables (allowance for credit losses: 2023, $27; 2022, $23)	4,284	4,228
Receivables	6,702	7,577
Receivables of consolidated investment entities, at fair value	28	20
Accrued investment income	176	145
Deferred acquisition costs	2,696	2,759
Other assets	6,977	4,726
Other assets of consolidated investment entities, at fair value	1	2
Separate account assets	74,634	70,876
Total assets	$123,885	$115,403

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$37,535	$34,122
Market risk benefits	1,762	2,118
Short-term borrowings	201	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,155	2,363
Other liabilities	5,896	4,131
Other liabilities of consolidated investment entities, at fair value	45	119
Separate account liabilities	74,634	70,876
Total liabilities	122,728	114,430
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(618)	(412)
Accumulated other comprehensive income (loss), net of tax	(694)	(1,084)
Total shareholder’s equity	1,157	973
Total liabilities and shareholder’s equity	$123,885	$115,403

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2023	2022(1)	2021(1)
Revenues
Premiums	$448	$306	$(871)
Net investment income	1,304	827	827
Policy and contract charges	2,020	2,078	2,250
Other revenues	590	644	616
Net realized investment gains (losses)	(70)	(100)	595
Total revenues	4,292	3,755	3,417

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,348	236	(157)
Interest credited to fixed accounts	654	665	600
Remeasurement (gains) losses of future policy benefit reserves	(20)	1	(52)
Change in fair value of market risk benefits	798	311	(113)
Amortization of deferred acquisition costs	239	241	245
Interest and debt expense	192	108	105
Other insurance and operating expenses	697	682	751
Total benefits and expenses	3,908	2,244	1,379
Pretax income (loss)	384	1,511	2,038
Income tax provision (benefit)	(10)	209	316
Net income	$394	$1,302	$1,722

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2023	2022(1)	2021(1)

Net income	$394	$1,302	$1,722
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	509	(2,035)	(848)
Effect of changes in discount rate assumptions on certain long-duration contracts	(54)	861	284
Effect of changes in instrument-specific credit risk on market risk benefits	(65)	407	100
Total other comprehensive income (loss), net of tax	390	(767)	(464)
Total comprehensive income (loss)	$784	$535	$1,258

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2021	$3	$2,466	$(76)	$1,184	$3,577
Cumulative effect of adoption of long-duration contracts guidance	—	—	(860)	(1,037)	(1,897)
Net income	—	—	1,722	—	1,722
Other comprehensive loss, net of tax	—	—	—	(464)	(464)
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,900)	—	(1,900)

Balances at December 31, 2021(1)	3	2,466	(1,114)	(317)	1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2022(1)	3	2,466	(412)	(1,084)	973
Net income	—	—	394	—	394
Other comprehensive income, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2023	$3	$2,466	$(618)	$(694)	$1,157

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2023	2022(1)	2021(1)
Cash Flows from Operating Activities
Net income	$394	$1,302	$1,722
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(205)	(201)	(98)
Deferred income tax (benefit) expense	100	154	138
Contractholder and policyholder charges, non-cash	(403)	(395)	(390)
Loss from equity method investments	26	48	72
Net realized investment (gains) losses	46	(3)	(611)
Impairments and provision for loan losses	(20)	91	(3)
Net losses (gains) of consolidated investment entities	23	17	(20)
Changes in operating assets and liabilities:
Deferred acquisition costs	63	62	(9)
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	3,474	1,013	1,482
Derivatives, net of collateral	(666)	311	(575)
Reinsurance recoverables	100	84	(19)
Receivables	333	279	114
Accrued investment income	(31)	(21)	10
Current income tax, net	(323)	72	(321)
Other operating assets and liabilities of consolidated investment entities	(5)	2	20
Other, net	134	136	66
Net cash provided by (used in) operating activities	3,040	2,951	1,578

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	617	1,309	555
Maturities, sinking fund payments and calls	963	1,563	2,804
Purchases	(4,187)	(5,600)	(3,677)
Proceeds from sales, maturities and repayments of mortgage loans	118	141	272
Funding of mortgage loans	(74)	(124)	(215)
Proceeds from sales and collections of other investments	29	24	93
Purchase of other investments	(15)	(46)	(32)
Purchase of investments by consolidated investment entities	(427)	(961)	(1,603)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	643	615	1,047
Purchase of equipment and software	(10)	(13)	(13)
Change in policy loans, net	(65)	(13)	12
Cash paid for deposit receivable	(39)	(45)	(377)
Cash received for deposit receivable	774	550	254
Advance on line of credit to Ameriprise Financial, Inc.	(850)	(1,034)	(1)
Repayment from Ameriprise Financial, Inc. on line of credit	850	1,034	1
Cash paid for written options with deferred premiums	(59)	(619)	(552)
Cash received from written options with deferred premiums	43	204	106
Other, net	25	21	(39)
Net cash provided by (used in) investing activities	(1,664)	(2,994)	(1,365)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,476	1,169	1,553
Net transfers from (to) separate accounts	(132)	(162)	(273)
Surrenders and other benefits	(2,102)	(1,459)	(1,365)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	—	6
Payments on line of credit with Ameriprise Financial, Inc.	—	—	(6)
Cash paid for purchased options with deferred premiums	(53)	(197)	(156)
Cash received for purchased options with deferred premiums	251	378	1,350
Borrowings by consolidated investment entities	—	341	1,756
Repayments of debt by consolidated investment entities	(275)	(4)	(1,142)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(1,900)
Net cash provided by (used in) financing activities	(1,435)	(534)	(177)
Net increase (decrease) in cash and cash equivalents	(59)	(577)	36
Cash and cash equivalents at beginning of period	2,744	3,321	3,285
Cash and cash equivalents at end of period	$2,685	$2,744	$3,321

Supplemental Disclosures:
Income taxes paid (received), net	$215	$(17)	$496
Interest paid excluding consolidated investment entities	28	3	—
Interest paid by consolidated investment entities	177	75	90
Non-cash investing activity:
Exchange of an investment that resulted in a realized gain and an increase to amortized cost	—	—	17
Investments transferred in connection with reinsurance transaction	—	—	7,513

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefits (“GMDB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) riders.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted Accounting Standards Update (“ASU”), Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), effective January 1, 2023 with a transition date of January 1, 2021. The significant accounting policies for market risk benefits (“MRB”); deferred acquisition costs (“DAC”); deferred sales inducement costs (“DSIC”); reinsurance; policyholder account balances, future policy benefits and claims; and unearned revenue liability were added or updated as a result of adopting the new accounting standard. See Note 3 for additional information related to the transition approach and adoption impact.

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the

RiverSource Life Insurance Company

measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of

RiverSource Life Insurance Company

the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

RiverSource Life Insurance Company

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in-force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a

RiverSource Life Insurance Company

periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2023 and 2022, land, buildings, equipment and software were $117 million and $123 million, net of accumulated depreciation of $244 million and $229 million as of December 31, 2023 and 2022, respectively. Depreciation and amortization expense for the years ended December 31, 2023, 2022 and 2021 was $15 million, $13 million and $14 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

RiverSource Life Insurance Company

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. These GMAB and GMWB provisions are accounted for as market risk benefits under ASU 2018-12.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC on a constant level basis. DSIC is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities, and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized consistent with DAC amortization factors. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Financial Instruments — Credit Losses — Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the Financial Accounting Standards Board (“FASB”) proposed amendments to ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”). The update removes the recognition and measurement guidance for Troubled Debt Restructurings (“TDRs”) by creditors in Subtopic 310-40, Receivables — Troubled Debt Restructurings by Creditors, and modifies the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. Rather than applying the recognition and measurement for TDRs, an entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan. The update also requires entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments — Credit Losses — Measured at Amortized Cost. The amendments are to be applied prospectively, but entities may apply a modified retrospective transition for changes to the recognition and measurement of TDRs. For entities that have adopted Topic 326, the amendments are effective for interim and annual periods beginning after December 15, 2022. The Company adopted the standard on January 1, 2023. The adoption of this update did not have an impact on the Company’s consolidated financial condition and results of operations and modifications to disclosures are immaterial in the current period.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts (ASU 2018-12). The guidance changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits, requiring updates, if any, and at least annually, to assumptions used to measure liabilities for future policy benefits, changing the amortization pattern of deferred acquisition costs to a constant-level basis and removing certain shadow adjustments previously recorded in AOCI. Adoption of the accounting standard did not impact overall cash flows, insurance subsidiaries’ dividend capacity, or regulatory capital requirements.

RiverSource Life Insurance Company

When the Company adopted the standard effective January 1, 2023 with a transition date of January 1, 2021 (the “transition date”), opening equity was adjusted for the adoption impacts to retained earnings and AOCI and prior periods presented (i.e. 2021 and 2022) were restated. The adoption impact as of January 1, 2021 was a reduction in total equity of $1.9 billion, of which $0.9 billion and $1.0 billion were reflected in retained earnings and AOCI, respectively.

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Consolidated Balance Sheets:

(in millions)	As Filed December 31, 2022	Adjustment	Post-adoption December 31, 2022	As Filed December 31, 2021	Adjustment	Post-adoption December 31, 2021
Assets
Market risk benefits	$—	$1,015	$1,015	$—	$539	$539
Reinsurance recoverables (allowance for credit losses: 2022, $23; 2021, $11)	4,412	(184)	4,228	4,529	927	5,456
Deferred acquisition costs	3,141	(382)	2,759	2,757	64	2,821
Other assets	4,791	(65)	4,726	7,015	296	7,311
Total assets	$115,019	$384	$115,403	$139,427	$1,826	$141,253
Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$36,057	$(1,935)	$34,122	$35,744	$(727)	$35,017
Market risk benefits	—	2,118	2,118	—	3,440	3,440
Other liabilities	4,120	11	4,131	6,303	216	6,519
Total liabilities	114,236	194	114,430	137,286	2,929	140,215
Shareholder’s equity:
Accumulated deficit	(799)	387	(412)	(912)	(202)	(1,114)
Accumulated other comprehensive income (loss), net of tax	(887)	(197)	(1,084)	584	(901)	(317)
Total shareholder’s equity	783	190	973	2,141	(1,103)	1,038
Total liabilities and shareholder’s equity	$115,019	$384	$115,403	$139,427	$1,826	$141,253

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	As Filed 2022	Adjustment	Post-adoption 2022	As Filed 2021	Adjustment	Post-adoption 2021
Revenues
Policy and contract charges	$2,091	$(13)	$2,078	$2,304	$(54)	$2,250
Total revenues	3,768	(13)	3,755	3,471	(54)	3,417
Benefits and expenses
Benefits, claims, losses and settlement expenses	1,366	(1,130)	236	715	(872)	(157)
Remeasurement (gains) losses of future policy benefit reserves	—	1	1	—	(52)	(52)
Change in fair value of market risk benefits	—	311	311	—	(113)	(113)
Amortization of deferred acquisition costs	196	45	241	112	133	245
Other insurance and operating expenses	670	12	682	738	13	751
Total benefits and expenses	3,005	(761)	2,244	2,270	(891)	1,379
Pretax income (loss)	763	748	1,511	1,201	837	2,038
Income tax provision (benefit)	50	159	209	137	179	316
Net income (loss)	$713	$589	$1,302	$1,064	$658	$1,722

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities.

Leases — Common Control Arrangements

In March 2023, the FASB proposed amendments to ASU 2016-02, Leases (“Topic 842”). The update applicable to all entities requires leasehold improvements associated with common control leases to be amortized over the useful life of the leasehold improvements to the common control group as long as the lessee controls the use of the underlying asset through a lease and to be accounted for as a transfer between entities under common control through an adjustment to equity if, and when, the lessee no longer controls the use of the underlying asset. The amendments are effective for interim and annual periods beginning after December 15, 2023. Early adoption is permitted for both interim and annual financial statements that have not yet been made

RiverSource Life Insurance Company

available for issuance. The Company early adopted the update during the second quarter of 2023 and will apply the amendments prospectively as of the beginning of 2023 to all new and existing leasehold improvements recognized on or after that date with any remaining unamortized balance of existing leasehold improvements amortized over their remaining useful life to the common control group determined at that date. The adoption of this update did not have a material impact on the Company’s consolidated financial condition and results of operations.

Future Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company is assessing changes to the segment related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2023	2022	2021
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$152	$164	$193
Unaffiliated	14	14	17
Total	166	178	210
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	39	42	49
Unaffiliated	17	18	20
	56	60	69
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	307	334	389
Unaffiliated	4	4	5
	311	338	394
Total	367	398	463
Total revenue from contracts with customers	533	576	673
Revenue from other sources(1)	3,759	3,179	2,744
Total revenues	$4,292	$3,755	$3,417

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is

RiverSource Life Insurance Company

not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $49 million and $48 million as of December 31, 2023 and 2022, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $24 million and $30 million as of December 31, 2023 and 2022, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary and has the power to direct the activities that most significantly impact the economic performance of the CLO.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an

RiverSource Life Insurance Company

affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $70 million and $92 million as of December 31, 2023 and 2022, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of December 31, 2023 and 2022, respectively. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$40	$—	$40
Common stocks	—	5	—	5
Syndicated loans	—	1,991	63	2,054
Total investments	—	2,036	63	2,099
Receivables	—	28	—	28
Other assets	—	1	—	1
Total assets at fair value	$—	$2,065	$63	$2,128
Liabilities
Debt(1)	$—	$2,155	$—	$2,155
Other liabilities	—	45	—	45
Total liabilities at fair value	$—	$2,200	$—	$2,200

	December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$35	$—	$35
Common stocks	—	3	—	3
Syndicated loans	—	2,191	125	2,316
Total investments	—	2,229	125	2,354
Receivables	—	20	—	20
Other assets	—	1	1	2
Total assets at fair value	$—	$2,250	$126	$2,376
Liabilities
Debt(1)	$—	$2,363	$—	$2,363
Other liabilities	—	119	—	119
Total liabilities at fair value	$—	$2,482	$—	$2,482

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.1 billion and $2.4 billion as of December 31, 2023 and 2022, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(in millions)	Common Stocks	Syndicated Loans		Other Assets
Balance at January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance at December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

(in millions)	Syndicated Loans	Other Assets
Balance at January 1, 2021	$92	$2
Total gains (losses) included in:
Net income	2 (1)	1	(1)
Purchases	106	—
Sales	(38)	—
Settlements	(49)	—
Transfers into Level 3	119	2
Transfers out of Level 3	(150)	(2)
Deconsolidation of consolidated investment entities	(18)	—
Balance at December 31, 2021	$64	$3
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2021	$—	$1	(1)

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2023 and 2022 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

RiverSource Life Insurance Company

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled held by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2023	2022
Syndicated loans
Unpaid principal balance	$2,190	$2,525
Excess unpaid principal over fair value	(136)	(209)
Fair value	$2,054	$2,316
Fair value of loans more than 90 days past due	$—	$—
Fair value of loans in nonaccrual status	13	23
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	40	48
Debt
Unpaid principal balance	$2,362	$2,636
Excess unpaid principal over fair value	(207)	(273)
Carrying value (1)	$2,155	$2,363

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.1 billion and $2.4 billion as of December 31, 2023 and 2022, respectively.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2023, 2022 and 2021.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2023	2022	2023	2022
Debt of consolidated CLOs due 2028-2034	$2,155	$2,363	6.6%	5.3%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 14.8%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

RiverSource Life Insurance Company

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2023
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$10,828	$405	$(497)	$(1)	$10,735
Residential mortgage backed securities	3,886	20	(264)	—	3,642
Commercial mortgage backed securities	2,784	6	(193)	—	2,597
State and municipal obligations	717	61	(19)	(1)	758
Asset backed securities	1,545	7	(21)	—	1,531
Foreign government bonds and obligations	12	—	—	—	12
U.S. government and agency obligations	99	—	—	—	99
Total	$19,871	$499	$(994)	$(2)	$19,374

	December 31, 2022
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$9,349	$180	$(803)	$(20)	$8,706
Residential mortgage backed securities	3,254	8	(303)	—	2,959
Commercial mortgage backed securities	2,904	2	(255)	—	2,651
State and municipal obligations	761	53	(26)	(2)	786
Asset backed securities	1,025	10	(38)	—	997
Foreign government bonds and obligations	37	—	(2)	—	35
U.S. government and agency obligations	1	—	—	—	1
Total	$17,331	$253	$(1,427)	$(22)	$16,135

As of December 31, 2023 and 2022, accrued interest of $168 million and $139 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2023 and 2022, fixed maturity securities comprised approximately 87% and 85%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2023 and 2022, $265 million and $257 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2023			December 31, 2022
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,558	$4,337	22%	$6,313	$5,754	36%
AA	3,961	3,799	20	1,159	1,188	7
A	2,213	2,279	12	1,572	1,594	10
BBB	8,813	8,633	44	7,646	7,023	43
Below investment grade (1)	326	326	2	641	576	4
Total fixed maturities	$19,871	$19,374	100%	$17,331	$16,135	100%

(1)

The amortized cost of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million as of both December 31, 2023 and 2022. The fair value of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million as of both December 31, 2023 and 2022. These securities are not rated but are included in below investment grade due to their risk characteristics.

RiverSource Life Insurance Company

As of December 31, 2023, approximately 61% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. These issuers were downgraded in the third quarter of 2023 from AAA to AA due to the downgrade of the U.S. Government long-term credit rating. As of December 31, 2022, approximately 36% of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2023, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $554 million that was 48% of the Company’s total shareholder’s equity. Also, the Company had an additional 34 issuers with holdings totaling $5.8 billion that individually were between 10% and 23% of the Company’s total shareholder’s equity as of December 31, 2023. As of December 31, 2022, the Company had holdings in AAF 2 totaling $544 million that was 56% of the Company’s total shareholder’s equity. Also, the Company had an additional 30 issuers with holdings totaling $4.4 billion that individually were between 10% and 22% of the Company’s total shareholder’s equity as of December 31, 2022. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2023 and 2022.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2023
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	43	$410	$(8)	340	$4,735	$(489)	383	$5,145	$(497)
Residential mortgage backed securities	30	389	(4)	204	2,114	(260)	234	2,503	(264)
Commercial mortgage backed securities	20	264	(4)	196	2,062	(189)	216	2,326	(193)
State and municipal obligations	5	29	(1)	47	137	(18)	52	166	(19)
Asset backed securities	5	102	—	32	684	(21)	37	786	(21)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
U.S. government and agency obligations	1	—	—	—	—	—	1	—	—
Total	104	$1,194	$(17)	821	$9,738	$(977)	925	$10,932	$(994)

	December 31, 2022
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	405	$5,028	$(443)	100	$1,532	$(360)	505	$6,560	$(803)
Residential mortgage backed securities	189	1,643	(117)	52	826	(186)	241	2,469	(303)
Commercial mortgage backed securities	176	1,746	(149)	58	666	(106)	234	2,412	(255)
State and municipal obligations	40	126	(15)	26	59	(11)	66	185	(26)
Asset backed securities	39	808	(28)	4	60	(10)	43	868	(38)
Foreign government bonds and obligations	10	32	(1)	1	1	(1)	11	33	(2)
Total	859	$9,383	$(753)	241	$3,144	$(674)	1,100	$12,527	$(1,427)

As part of the Company’s ongoing monitoring process, management determined that the decrease in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2023 is primarily attributable to the impact of lower interest rates and tighter credit spreads. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2023 and 2022, approximately 94% and 93%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2021	$10	$—	$10
Additions for which credit losses were not previously recorded	—	1	1
Charge-offs	(10)	—	(10)
Balance at December 31, 2021	—	1	1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	20	2	22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	$1	$1	$2

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Gross realized investment gains	$11	$28	$576
Gross realized investment losses	(57)	(25)	(6)
Credit reversals (losses)	20	(21)	(1)
Other impairments	(1)	(70)	(13)
Total	$(27)	$(88)	$556

Previously recorded allowance for credit losses was reversed during the year ended December 31, 2023 primarily due to the sale of a corporate debt security in the communications industry. Credit losses for the year ended December 31, 2022 primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. Credit losses for the year ended December 31, 2021 primarily related to recording an allowance for credit losses on certain state and municipal securities. Other impairments for the years ended December 31, 2023, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2023 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$552	$546
Due after one year through five years	1,845	1,812
Due after five years through 10 years	4,280	4,018
Due after 10 years	4,979	5,228
	11,656	11,604
Residential mortgage backed securities	3,886	3,642
Commercial mortgage backed securities	2,784	2,597
Asset backed securities	1,545	1,531
Total	$19,871	$19,374

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2023	2022	2021
Fixed maturities	$830	$615	$643
Mortgage loans	69	73	102
Other investments	431	159	101
	1,330	847	846
Less: investment expenses	26	20	19
Total	$1,304	$827	$827

RiverSource Life Insurance Company

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Fixed maturities	$(27)	$(88)	$556
Mortgage loans	1	(1)	57
Other investments	(44)	(11)	(18)
Total	$(70)	$(100)	$595

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2021	$35
Provisions	(23)
Balance at December 31, 2021	12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	11
Provisions	(1)
Balance at December 31, 2023	$10

The decrease in the allowance for credit losses provision for commercial loans in 2021 reflected the sale of certain commercial mortgage loans and syndicated loans in conjunction with the fixed deferred and payout annuity reinsurance transaction in 2021.

As of December 31, 2023 and 2022, accrued interest on commercial loans was $15 million and $14 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

There were no commercial mortgage loans sold for the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Company sold $746 million of commercial mortgage loans.

During the years ended December 31, 2023, 2022 and 2021, the Company purchased $1 million, $42 million and $26 million, respectively, of syndicated loans, and sold $1 million, nil and $340 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2023 and 2022. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2023 and 2022. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2023 and 2022.

RiverSource Life Insurance Company

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2023
Loan-to-Value Ratio (in millions)	2023	2022	2021	2020	2019	Prior	Total
> 100%	$—	$—	$—	$—	$2	$20	$22
80% - 100%	—	—	—	2	11	49	62
60% - 80%	55	26	6	14	40	102	243
40% - 60%	7	46	129	49	65	343	639
< 40%	7	31	43	37	71	580	769
Total	$69	$103	$178	$102	$189	$1,094	$1,735

	December 31, 2022
Loan-to-Value Ratio (in millions)	2022	2021	2020	2019	2018	Prior	Total
> 100%	$—	$—	$2	$2	$—	$39	$43
80% - 100%	1	9	2	20	7	30	69
60% - 80%	39	85	17	52	9	104	306
40% - 60%	49	84	64	80	55	426	758
< 40%	16	8	27	42	78	432	603
Total	$105	$186	$112	$196	$149	$1,031	$1,779

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2023, write-offs of commercial mortgage loans were not material.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2023	2022	2023	2022
East North Central	$180	$192	10%	11%
East South Central	47	51	3	3
Middle Atlantic	97	100	6	6
Mountain	130	120	8	7
New England	21	17	1	1
Pacific	595	601	34	34
South Atlantic	452	467	26	26
West North Central	105	115	6	6
West South Central	108	116	6	6
Total	$1,735	$1,779	100%	100%

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2023	2022	2023	2022
Apartments	$454	$465	26%	26%
Hotel	13	14	1	1
Industrial	293	295	17	17
Mixed use	54	55	3	3
Office	230	243	13	14
Retail	546	576	32	32
Other	145	131	8	7
Total	$1,735	$1,779	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2023 and 2022 was $57 million and $72 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2023 and 2022. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality. For the year ended December 31, 2023, write-offs of syndicated loans were not material.

RiverSource Life Insurance Company

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2023
Internal Risk Rating (in millions)	2023	2022	2021	2020	2019	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	7	—	1	1	9
Risk 2	6	1	9	2	6	—	24
Risk 1	6	2	9	1	5	1	24
Total	$12	$3	$25	$3	$12	$2	$57

	December 31, 2022
Internal Risk Rating (in millions)	2022	2021	2020	2019	2018	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	5	—	3	—	2	10
Risk 2	5	13	2	5	—	11	36
Risk 1	3	5	1	3	5	9	26
Total	$8	$23	$3	$11	$5	$22	$72

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $6.5 billion and $7.4 billion as of December 31, 2023 and 2022, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2023 and 2022.

Modifications with Borrowers Experiencing Financial Difficulty

Modifications of financing receivables with borrowers experiencing financial difficulty by the Company were not material during the year ended December 31, 2023.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Pre-adoption balance at December 31, 2020	$1,671	$22	$43	$7	$100	$452
Effect of shadow reserve adjustments	42	4	18	1	31	53
Post-adoption balance at January 1, 2021	1,713	26	61	8	131	505
Capitalization of acquisition costs	110	71	—	—	3	54
Amortization	(145)	(6)	(8)	(1)	(9)	(47)
Balance at December 31, 2021	$1,678	$91	$53	$7	$125	$512

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$108	$(3)	$—	$19	$89	$2,508
Effect of shadow reserve adjustments	149	6	—	—	—	304
Post-adoption balance at January 1, 2021	257	3	—	19	89	2,812
Capitalization of acquisition costs	9	—	1	2	4	254
Amortization	(18)	—	—	(2)	(9)	(245)
Balance at December 31, 2021	$248	$3	$1	$19	$84	$2,821

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2022	$1,678	$91	$53	$7	$125	$512
Capitalization of acquisition costs	39	73	—	—	1	55
Amortization	(135)	(15)	(8)	(1)	(8)	(46)
Balance at December 31, 2022	$1,582	$149	$45	$6	$118	$521

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2022	$248	$3	$1	$19	$84	$2,821
Capitalization of acquisition costs	5	—	1	1	4	179
Amortization	(17)	—	—	(2)	(9)	(241)
Balance at December 31, 2022	$236	$3	$2	$18	$79	$2,759

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2023	$1,582	$149	$45	$6	$118	$521
Capitalization of acquisition costs	23	83	—	—	—	57
Amortization	(124)	(24)	(10)	(1)	(8)	(44)
Balance at December 31, 2023	$1,481	$208	$35	$5	$110	$534

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$236	$3	$2	$18	$79	$2,759
Capitalization of acquisition costs	4	—	4	1	4	176
Amortization	(17)	(1)	—	(2)	(8)	(239)
Balance at December 31, 2023	$223	$2	$6	$17	$75	$2,696

The following tables summarize the balances of and changes in DSIC, including the January 1, 2021 adoption of ASU 2018-12. DSIC are recorded in Other assets.

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Pre-adoption balance at December 31, 2020	$173	$14	$187
Effect of shadow reserve adjustments	8	8	16
Post-adoption balance at January 1, 2021	181	22	203
Capitalization of sales inducement costs	1	—	1
Amortization	(18)	(3)	(21)
Balance at December 31, 2021	$164	$19	$183

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2022	$164	$19	$183
Capitalization of sales inducement costs	1	—	1
Amortization	(16)	(3)	(19)
Balance at December 31, 2022	$149	$16	$165

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$149	$16	$165
Amortization	(15)	(4)	(19)
Balance at December 31, 2023	$134	$12	$146

RiverSource Life Insurance Company

9. REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are 89% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2023 and 2022, traditional life and UL insurance policies in force were $198.8 billion and $198.9 billion, respectively, of which $144.7 billion and $146.2 billion as of December 31, 2023 and 2022 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Direct premiums	$674	$530	$490
Reinsurance ceded	(226)	(224)	(1,361)
Net premiums	$448	$306	$(871)

Policy and contract charges are presented on the Consolidated Statements of Income net of $180 million, $165 million and $152 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2023, 2022 and 2021, respectively.

The amount of claims recovered through reinsurance on all contracts was $438 million, $435 million and $404 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Reinsurance recoverables include approximately $2.8 billion and $2.7 billion related to LTC risk ceded to Genworth as of December 31, 2023 and 2022, respectively.

Policyholder account balances, future policy benefits and claims include $376 million and $388 million related to previously assumed reinsurance arrangements as of December 31, 2023 and 2022, respectively.

RiverSource Life Insurance Company

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2023	2022
Policyholder account balances
Policyholder account balances	$27,947	$24,986
Future policy benefits
Liability for future policy benefits	7,763	7,495
Deferred profit liability	81	62
Additional liabilities for insurance guarantees	1,321	1,186
Other insurance and annuity liabilities	213	177
Total future policy benefits	9,378	8,920
Policy claims and other policyholders’ funds	210	216
Total policyholder account balances, future policy benefits and claims	$37,535	$34,122

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2023	$4,752	$6,410	$6,799	$312	$471
Contract deposits	73	3,084	47	—	91
Policy charges	(10)	—	—	—	—
Surrenders and other benefits	(759)	(156)	(1,086)	(10)	(127)
Net transfer from (to) separate account liabilities	(25)	—	—	—	—
Variable account index-linked adjustments	—	1,403	—	—	—
Interest credited	142	1	222	5	9
Balance at December 31, 2023	$4,173	$10,742	$5,982	$307	$444
Weighted-average crediting rate	3.3%	1.8%	3.6%	2.0%	N/A
Cash surrender value(1)	$4,146	$10,129	$5,974	$278	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,544	$1,520	$2,654	$524	$24,986
Contract deposits	123	272	193	1	3,884
Policy charges	(176)	(94)	(121)	—	(401)
Surrenders and other benefits	(69)	(78)	(53)	(44)	(2,382)
Net transfer from (to) separate account liabilities	—	(107)	—	—	(132)
Variable account index-linked adjustments	—	—	—	—	1,403
Interest credited	52	56	82	20	589
Balance at December 31, 2023	$1,474	$1,569	$2,755	$501	$27,947
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$8,740	$57,291	$14,407	$141
Cash surrender value(1)	$1,330	$1,065	$2,271	$326

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2022	$4,972	$4,458	$7,251	$323	$527
Contract deposits	146	2,784	55	—	53
Policy charges	(8)	—	—	—	—
Surrenders and other benefits	(450)	(41)	(744)	(17)	(124)
Net transfer from (to) separate account liabilities	(60)	—	—	—	—
Variable account index-linked adjustments	—	(791)	—	—	—
Interest credited	152	—	237	6	15
Balance at December 31, 2022	$4,752	$6,410	$6,799	$312	$471
Weighted-average crediting rate	3.2%	1.1%	3.5%	1.9%	N/A
Cash surrender value(1)	$4,720	$5,986	$6,786	$277	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$1,602	$1,493	$2,534	$563	$23,723
Contract deposits	134	233	218	(3)	3,620
Policy charges	(178)	(91)	(116)	—	(393)
Surrenders and other benefits	(67)	(70)	(50)	(56)	(1,619)
Net transfer from (to) separate account liabilities	—	(102)	—	—	(162)
Variable account index-linked adjustments	—	—	—	—	(791)
Interest credited	53	57	68	20	608
Balance at December 31, 2022	$1,544	$1,520	$2,654	$524	$24,986
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$9,187	$57,354	$15,043	$149
Cash surrender value(1)	$1,382	$1,054	$2,148	$348

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For VA and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2023 and 2022 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$43	$131	$52	$15	$2	$243
	2%	–	2.99%	137	1	—	—	—	138
	3%	–	3.99%	2,214	—	—	1	—	2,215
	4%	–	5.00%	1,514	—	—	—	—	1,514

	Total			$3,908	$132	$52	$16	$2	$4,110

Fixed accounts of structured variable annuities	1%	–	1.99%	$1	$18	$7	$2	$—	$28
	2%	–	2.99%	11	—	—	—	—	11
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$18	$7	$2	$—	$39

Fixed annuities	1%	–	1.99%	$107	$377	$183	$93	$—	$760
	2%	–	2.99%	36	14	1	—	—	51
	3%	–	3.99%	2,816	1	—	—	—	2,817
	4%	–	5.00%	2,339	—	—	—	—	2,339

	Total			$5,298	$392	$184	$93	$—	$5,967

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$7	$13	$—	$22
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$7	$13	$—	$22

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	51	3	9	—	—	63
	3%	–	3.99%	854	1	4	4	—	863
	4%	–	5.00%	518	1	—	—	—	519

	Total			$1,423	$5	$13	$4	$—	$1,445

RiverSource Life Insurance Company

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$2	$4	$—	$24	$30
	2%	–	2.99%	13	12	—	1	8	34
	3%	–	3.99%	122	2	3	6	—	133
	4%	–	5.00%	607	6	—	—	—	613

	Total			$742	$22	$7	$7	$32	$810

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$2	$—	$—	$2
	2%	–	2.99%	128	—	—	—	—	128
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$128	$—	$2	$—	$—	$130

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	30	—	—	—	—	30
	4%	–	5.00%	295	—	—	—	—	295

	Total			$325	$—	$—	$—	$—	$325

Total	1%	–	1.99%	$151	$530	$255	$123	$26	$1,085
	2%	–	2.99%	376	30	10	1	8	425
	3%	–	3.99%	6,036	4	7	11	—	6,058
	4%	–	5.00%	5,273	7	—	—	—	5,280

	Total			$11,836	$571	$272	$135	$34	$12,848

Percentage of total account values that reset in:
Next 12 months				99.9%	99.5%	99.3%	100.0%	100.0%	99.9%
> 12 months to 24 months				0.1	0.5	0.6	—	—	0.1
> 24 months				—	—	0.1	—	—	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

				December 31, 2022
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$169	$102	$18	$—	$—	$289
	2%	–	2.99%	177	—	—	—	—	177
	3%	–	3.99%	2,611	—	—	1	—	2,612
	4%	–	5.00%	1,611	—	—	—	—	1,611

	Total			$4,568	$102	$18	$1	$—	$4,689

Fixed accounts of structured variable annuities	1%	–	1.99%	$12	$7	$3	$1	$—	$23
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$7	$3	$1	$—	$23

Fixed annuities	1%	–	1.99%	$460	$402	$132	$33	$10	$1,037
	2%	–	2.99%	67	—	—	—	—	67
	3%	–	3.99%	3,344	—	—	—	—	3,344
	4%	–	5.00%	2,333	—	—	—	—	2,333

	Total			$6,204	$402	$132	$33	$10	$6,781

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$1	$3	$7	$14	$—	$25
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$1	$3	$7	$14	$—	$25

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	55	—	1	—	—	56
	3%	–	3.99%	885	1	2	—	—	888
	4%	–	5.00%	569	—	—	—	—	569

	Total			$1,509	$1	$3	$—	$—	$1,513

Fixed accounts of variable universal life insurance	1%	–	1.99%	$4	$3	$2	$—	$9	$18
	2%	–	2.99%	30	—	1	2	2	35
	3%	–	3.99%	134	1	1	1	—	137
	4%	–	5.00%	648	—	—	—	—	648

	Total			$816	$4	$4	$3	$11	$838

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$3	$—	$—	$3
	2%	–	2.99%	126	—	—	—	—	126
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$126	$—	$3	$—	$—	$129

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	32	—	—	—	—	32
	4%	–	5.00%	314	—	—	—	—	314

	Total			$346	$—	$—	$—	$—	$346

Total	1%	–	1.99%	$646	$517	$165	$48	$19	$1,395
	2%	–	2.99%	455	—	2	2	2	461
	3%	–	3.99%	7,006	2	3	2	—	7,013
	4%	–	5.00%	5,475	—	—	—	—	5,475

	Total			$13,582	$519	$170	$52	$21	$14,344

RiverSource Life Insurance Company

		December 31, 2022
		Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Percentage of total account values that reset in:
Next 12 months		99.8%	96.3%	93.8%	100.0%	100.0%	99.6%
> 12 months to 24 months		0.1	3.0	5.8	—	—	0.3
> 24 months		0.1	0.7	0.4	—	—	0.1
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following tables summarize the balances of and changes in the liability for future policy benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in millions)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$1,536	$633	$530	$5,749	$8,448
Effect of shadow reserve adjustments	(175)	—	—	(566)	(741)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach	4	—	—	35	39
Effect of change in deferred profit liability	(43)	—	—	—	(43)
Effect of remeasurement of the liability at the current single A discount rate	215	265	238	1,965	2,683
Post-adoption balance at January 1, 2021	1,537	898	768	7,183	10,386
Less: reinsurance recoverable	—	601	24	3,623	4,248
Post-adoption balance at January 1, 2021, after reinsurance recoverable	$1,537	$297	$744	$3,560	$6,138

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2021	$—	$702	$238	$1,831	$2,771
Beginning balance at original discount rate	—	536	183	1,498	2,217
Effect of changes in cash flow assumptions	—	—	—	(6)	(6)
Effect of actual variances from expected experience	—	56	(35)	(61)	(40)
Adjusted beginning of year balance	$—	$592	$148	$1,431	$2,171
Issuances	38	78	18	—	134
Interest accrual	—	29	9	73	111
Net premiums collected	(38)	(63)	(20)	(184)	(305)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$636	$155	$1,320	$2,111
Effect of changes in discount rate assumptions	—	141	33	227	401
Balance at December 31, 2021	$—	$777	$188	$1,547	$2,512
Present Value of Future Policy Benefits:
Balance at January 1, 2021	$1,537	$1,600	$1,006	$9,014	$13,157
Beginning balance at original discount rate	1,321	1,169	714	6,716	9,920
Effect of changes in cash flow assumptions	—	—	—	(8)	(8)
Effect of actual variances from expected experience	(14)	58	(40)	(124)	(120)
Adjusted beginning of year balance	$1,307	$1,227	$674	$6,584	$9,792
Issuances	39	78	18	—	135
Interest accrual	53	70	39	347	509
Benefit payments	(168)	(120)	(43)	(336)	(667)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,231	$1,255	$688	$6,595	$9,769
Effect of changes in discount rate assumptions	139	343	226	1,755	2,463
Balance at December 31, 2021	$1,370	$1,598	$914	$8,350	$12,232
Adjustment due to reserve flooring	$—	$1	$—	$—	$1
Net liability for future policy benefits	$1,370	$822	$726	$6,803	$9,721
Less: reinsurance recoverable	1,265	558	25	3,443	5,291
Net liability for future policy benefits, after reinsurance recoverable	$105	$264	$701	$3,360	$4,430
Discounted expected future gross premiums	$—	$2,005	$1,158	$1,623	$4,786
Expected future gross premiums	$—	$2,815	$1,395	$1,905	$6,115
Expected future benefit payments	$1,707	$2,159	$1,217	$11,568	$16,651
Weighted average interest accretion rate	4.2%	6.5%	5.9%	5.3%
Weighted average discount rate	2.6%	2.8%	2.8%	2.9%
Weighted average duration of liability (in years)	7	8	9	10

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products

Present Value of Expected Net Premiums:
Balance at January 1, 2022	$—	$777	$188	$1,547	$2,512
Beginning balance at original discount rate	—	636	155	1,320	2,111
Effect of changes in cash flow assumptions	—	1	1	52	54
Effect of actual variances from expected experience	—	47	(22)	(48)	(23)
Adjusted beginning of year balance	$—	$684	$134	$1,324	$2,142
Issuances	42	57	12	—	111
Interest accrual	—	34	7	65	106
Net premiums collected	(42)	(67)	(16)	(169)	(294)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$137	$1,220	$2,065
Effect of changes in discount rate assumptions	—	(22)	(3)	(13)	(38)
Balance at December 31, 2022	$—	$686	$134	$1,207	$2,027
Present Value of Future Policy Benefits:
Balance at January 1, 2022	$1,370	$1,598	$914	$8,350	$12,232
Beginning balance at original discount rate	1,231	1,255	688	6,595	9,769
Effect of changes in cash flow assumptions	—	(8)	1	42	35
Effect of actual variances from expected experience	(13)	52	(28)	(36)	(25)
Adjusted beginning of year balance	$1,218	$1,299	$661	$6,601	$9,779
Issuances	42	57	12	—	111
Interest accrual	49	73	38	336	496
Benefit payments	(154)	(116)	(42)	(368)	(680)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,155	$1,313	$669	$6,569	$9,706
Effect of changes in discount rate assumptions	(90)	6	27	(130)	(187)
Balance at December 31, 2022	$1,065	$1,319	$696	$6,439	$9,519
Adjustment due to reserve flooring	$—	$3	$—	$—	$3
Net liability for future policy benefits	$1,065	$636	$562	$5,232	$7,495
Less: reinsurance recoverable	949	443	19	2,649	4,060
Net liability for future policy benefits, after reinsurance recoverable	$116	$193	$543	$2,583	$3,435
Discounted expected future gross premiums	$—	$1,855	$926	$1,381	$4,162
Expected future gross premiums	$—	$3,183	$1,331	$1,908	$6,422
Expected future benefit payments	$1,595	$2,234	$1,169	$11,229	$16,227
Weighted average interest accretion rate	4.1%	6.4%	6.1%	5.2%
Weighted average discount rate	5.2%	5.5%	5.4%	5.4%
Weighted average duration of liability (in years)	6	7	8	9

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$686	$134	$1,207	$2,027
Beginning balance at original discount rate	—	708	137	1,220	2,065
Effect of changes in cash flow assumptions	—	(19)	(19)	19	(19)
Effect of actual variances from expected experience	—	(2)	(18)	(3)	(23)
Adjusted beginning of year balance	$—	$687	$100	$1,236	$2,023
Issuances	177	55	12	—	244
Interest accrual	1	36	5	59	101
Net premiums collected	(178)	(70)	(12)	(158)	(418)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$105	$1,137	$1,950
Effect of changes in discount rate assumptions	—	(5)	(1)	9	3
Balance at December 31, 2023	$—	$703	$104	$1,146	$1,953
Present Value of Future Policy Benefits:
Balance at January 1, 2023	$1,065	$1,319	$696	$6,439	$9,519
Beginning balance at original discount rate	1,155	1,313	669	6,569	9,706
Effect of changes in cash flow assumptions	—	(18)	(25)	9	(34)
Effect of actual variances from expected experience	(10)	(1)	(29)	5	(35)
Adjusted beginning of year balance	$1,145	$1,294	$615	$6,583	$9,637
Issuances	177	56	11	—	244
Interest accrual	50	73	37	329	489
Benefit payments	(150)	(132)	(42)	(405)	(729)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,222	$1,291	$621	$6,507	$9,641
Effect of changes in discount rate assumptions	(58)	34	40	54	70
Balance at December 31, 2023	$1,164	$1,325	$661	$6,561	$9,711
Adjustment due to reserve flooring	$—	$5	$—	$—	$5
Net liability for future policy benefits	$1,164	$627	$557	$5,415	$7,763
Less: reinsurance recoverable	880	440	22	2,738	4,080
Net liability for future policy benefits, after reinsurance recoverable	$284	$187	$535	$2,677	$3,683
Discounted expected future gross premiums	$—	$1,764	$904	$1,325	$3,993
Expected future gross premiums	$—	$2,938	$1,269	$1,786	$5,993
Expected future benefit payments	$1,726	$2,166	$1,068	$10,850	$15,810
Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.0%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%
Weighted average duration of liability (in years)	7	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2022 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC morbidity, premium rate increase and benefit reduction assumptions, and updates to Term Life lapse assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2021 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions.

RiverSource Life Insurance Company

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,100	$74	$12	$1,186
Interest accrual	35	5	1	41
Benefit accrual	128	8	2	138
Benefit payments	(50)	(18)	(4)	(72)
Effect of actual variances from expected experience	(13)	11	(2)	(4)
Impact of change in net unrealized (gains) losses on securities	25	1	6	32
Balance at December 31, 2023	$1,225	$81	$15	$1,321
Weighted average interest accretion rate	3.0%	6.9%	4.0%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$1,120	$76	$46	$1,242
Interest accrual	32	5	1	38
Benefit accrual	108	8	—	116
Benefit payments	(43)	(14)	(4)	(61)
Effect of actual variances from expected experience	(19)	2	(2)	(19)
Impact of change in net unrealized (gains) losses on securities	(98)	(3)	(29)	(130)
Balance at December 31, 2022	$1,100	$74	$12	$1,186
Weighted average interest accretion rate	2.9%	7.0%	4.1%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2023		2022		2021
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$196	$49	$45	$49	$39	$53
Term and whole life insurance	169	37	169	39	166	41
Disability income insurance	124	32	127	31	131	30
Long term care insurance	185	270	189	271	192	274
Total	$674	$388	$530	$390	$528	$398

The following tables summarize the balances of and changes in unearned revenue, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$19	$76	$—	$95
Effect of shadow reserve adjustments	5	10	153	168
Post-adoption balance at January 1, 2021	24	86	153	263
Deferral of revenue	3	34	55	92
Amortization	(1)	(8)	(13)	(22)
Balance at December 31, 2021	$26	$112	$195	$333
Balance at January 1, 2022	$26	$112	$195	$333
Deferral of revenue	2	48	54	104
Amortization	(1)	(10)	(16)	(27)
Balance at December 31, 2022	$27	$150	$233	$410
Balance at January 1, 2023	$27	$150	$233	$410
Deferral of revenue	1	59	52	112
Amortization	(1)	(13)	(19)	(33)
Balance at December 31, 2023	$27	$196	$266	$489

RiverSource Life Insurance Company

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$63,223	$7,653	$70,876
Premiums and deposits	835	459	1,294
Policy charges	(1,343)	(292)	(1,635)
Surrenders and other benefits	(5,378)	(317)	(5,695)
Investment return	8,477	1,250	9,727
Net transfer from (to) general account	25	42	67
Balance at December 31, 2023	$65,839	$8,795	$74,634
Cash surrender value	$64,280	$8,263	$72,543

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2022	$82,862	$9,376	$92,238
Premiums and deposits	1,067	425	1,492
Policy charges	(1,396)	(278)	(1,674)
Surrenders and other benefits	(4,923)	(286)	(5,209)
Investment return	(14,450)	(1,654)	(16,104)
Net transfer from (to) general account	63	70	133
Balance at December 31, 2022	$63,223	$7,653	$70,876
Cash surrender value	$61,461	$7,200	$68,661

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Company

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in millions)
Pre-adoption balance at December 31, 2020	$3,084
Effect of shadow reserve adjustments	(3)
Adjustments for the cumulative effect of the changes in instrument-specific credit risk on market risk benefits between the original contract issuance date and the transition date	670
Adjustments to the host contract for differences between previous carrying amount and fair value measurement for the market risk benefits under the option-based method of valuation	20
Adjustments for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurements for the market risk benefits	1,058
Post-adoption balance at January 1, 2021	$4,829

	Years Ended December 31,
(in millions, except age)	2023	2022	2021
Balance at beginning of period	$1,103	$2,901	$4,829
Issuances	17	27	45
Interest accrual and time decay	(53)	(237)	(294)
Reserve increase from attributed fees collected	788	810	819
Reserve release for benefit payments and derecognition	(35)	(29)	(8)
Effect of changes in interest rates and bond markets	(367)	(4,193)	(1,053)
Effect of changes in equity markets and subaccount performance	(1,267)	2,258	(1,558)
Effect of changes in equity index volatility	(67)	205	73
Actual policyholder behavior different from expected behavior	5	17	52
Effect of changes in other future expected assumptions	128	(139)	123
Effect of changes in the instrument-specific credit risk on market risk benefits	83	(517)	(127)
Balance at end of period	$335	$1,103	$2,901
Reconciliation of the gross balances in an asset or liability position:
Asset position	$1,427	$1,015	$539
Liability position	(1,762)	(2,118)	(3,440)
Net asset (liability) position	$(335)	$(1,103)	$(2,901)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$913	$2,781	$251
Living benefits	$2,513	$3,364	$195
Composite (greater of)	$3,308	$5,830	$441
Weighted average attained age of contractholders	69	68	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(1,551)	$(2,044)	$(2,502)
Changes in unrealized (gains) losses in other comprehensive income relating to liabilities held at end of period	$84	$(505)	$(102)

RiverSource Life Insurance Company

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$335	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.6%
			Surrender rate(2)	0.3%	–	75.0%	3.7%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	41.6%	1.6%

	December 31, 2022
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$1,103	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.0%
			Surrender rate(2)	0.2%	–	45.6%	3.6%
			Market volatility(3)	0.0%	–	26.6%	12.1%
			Nonperformance risk(4)	95 bps			95	bps
			Mortality rate(5)	0.0%	–	41.6%	1.5%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2023 and 2022, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $18 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $110 million.

Year ended December 31, 2022

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $39 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $200 million.

•	Updates to mortality assumptions resulted in a decrease to pre-tax income of $49 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair values measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calender year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

RiverSource Life Insurance Company

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. As of December 31, 2023 and 2022, the Company had accessed collateralized borrowings and pledged (granted a lien on) certain investments, primarily commercial mortgage backed securities, with an aggregate fair value of $1.1 billion and $962 million, respectively. The amount of the Company’s liability including accrued interest was $201 million as of both December 31, 2023 and 2022. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2023 and 2022. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2023 and 2022 was 5.6% and 4.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. Prior to June 1, 2023, the interest rate for any borrowing under the agreement was established by reference to London Interbank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In June 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

RiverSource Life of NY, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. Prior to July 1, 2023, the interest rate for any borrowing under the agreement was established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. In July 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

RTA, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. Prior to June 1, 2023, the interest rate for any borrowing under the agreement was established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In June 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2023 and 2022 and is recorded in Long-term debt.

RiverSource Life Insurance Company

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,283	$452	$10,735
Residential mortgage backed securities	—	3,642	—	3,642
Commercial mortgage backed securities	—	2,597	—	2,597
State and municipal obligations	—	758	—	758
Asset backed securities	—	976	555	1,531
Foreign government bonds and obligations	—	12	—	12
U.S. government and agency obligations	99	—	—	99
Total Available-for-Sale securities	99	18,268	1,007	19,374
Cash equivalents	558	2,012	—	2,570
Market risk benefits	—	—	1,427	1,427	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	51	51
Other assets:
Interest rate derivative contracts	1	184	—	185
Equity derivative contracts	65	4,945	—	5,010
Foreign exchange derivative contracts	1	20	—	21
Credit derivative contracts	—	1	—	1
Total other assets	67	5,150	—	5,217
Separate account assets at net asset value (“NAV”)				74,634	(2)
Total assets at fair value	$724	$25,430	$2,485	$103,273

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	—	3	49	$52
IUL embedded derivatives	—	—	873	873
Structured variable annuity embedded derivatives	—	—	1,011	1,011
Total policyholder account balances, future policy benefits and claims	—	3	1,933	1,936	(3)
Market risk benefits	—	—	1,762	1,762	(1)
Other liabilities:
Interest rate derivative contracts	1	304	—	305
Equity derivative contracts	95	3,355	—	3,450
Foreign exchange derivative contracts	1	3	—	4
Credit derivative contracts	—	106	—	106
Total other liabilities	97	3,768	—	3,865
Total liabilities at fair value	$97	$3,771	$3,695	$7,563

RiverSource Life Insurance Company

	December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$8,311	$395	$8,706
Residential mortgage backed securities	—	2,959	—	2,959
Commercial mortgage backed securities	—	2,651	—	2,651
State and municipal obligations	—	786	—	786
Asset backed securities	—	452	545	997
Foreign government bonds and obligations	—	35	—	35
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	15,194	940	16,135
Cash equivalents	1,063	1,529	—	2,592
Market risk benefits	—	—	1,015	1,015	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	48	48
Other assets:
Interest rate derivative contracts	7	260	—	267
Equity derivative contracts	129	2,564	—	2,693
Foreign exchange derivative contracts	—	34	—	34
Credit derivative contracts	—	13	—	13
Total other assets	136	2,871	—	3,007
Separate account assets at NAV				70,876	(2)
Total assets at fair value	$1,200	$19,594	$2,003	$93,673

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$44	$47
IUL embedded derivatives	—	—	739	739
Structured variable annuity embedded derivatives	—	—	(137)	(137	)(4)
Total policyholder account balances, future policy benefits and claims	—	3	646	649	(5)
Market risk benefits	—	—	2,118	2,118	(1)
Other liabilities:
Interest rate derivative contracts	4	351	—	355
Equity derivative contracts	138	2,228	—	2,366
Foreign exchange derivative contracts	6	4	—	10
Total other liabilities	148	2,583	—	2,731
Total liabilities at fair value	$148	$2,586	$2,764	$5,498

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $195 million cumulative decrease to the embedded derivatives as of December 31, 2023.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.
(5)	The Company’s adjustment for nonperformance risk resulted in a $139 million cumulative decrease to the embedded derivatives as of December 31, 2022.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940		$48
Total gains (losses) included in:
Net income	—	—	—	(1)	6
Other comprehensive income (loss)	12	10	22		—
Purchases	110	—	110		—
Settlements	(65)	—	(65)		(3)
Balance at December 31, 2023	$452	$555	$1,007		$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)		(112)		—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2021	$766	$9	$395	$1,170		$—
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	3
Other comprehensive income (loss)	(10)	—	(1)	(11)		—
Purchases	108	—	—	108		—
Issues	—	—	—	—		57
Settlements	(119)	—	(81)	(200)		(1)
Transfers into Level 3	168	—	2	170		—
Transfers out of Level 3	(416)	(9)	(24)	(449)		—
Balance at December 31, 2021	$496	$—	$291	$787		$59
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2021	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2021	$(8)	$—	$(1)	$(9)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives	Total
Balance at January 1, 2021	$49		$935		$70	$1,054
Total (gains) losses included in:
Net income	10	(2)	68	(2)	393 (3)	471
Issues	—		—		(28)	(28)
Settlements	(3)		(98)		(29)	(130)
Balance at December 31, 2021	$56		$905		$406	$1,367
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2021	$—		$68	(2)	$—	$68

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and December 31, 2022 and the amounts are presented as contra liabilities.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $51 million, $45 million and $(23) million, net of the reinsurance accrual, for the years ended December 31, 2023, 2022 and 2021, respectively.

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$451	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.2%
Asset backed securities	$555	Discounted cash flow	Annual default rate	3.1%			3.1%
			Loss severity	25.0%			25.0%
			Yield/spread to U.S. Treasuries(2)	275 bps	–	515 bps	284	bps
Fixed deferred indexed annuity ceded embedded derivatives	$51	Discounted cash flow	Surrender rate(3)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$49	Discounted cash flow	Surrender rate(3)	0.0%	–	66.8%	1.4%
			Nonperformance risk(4)	85 bps			85	bps
IUL embedded derivatives	$873	Discounted cash flow	Nonperformance risk(4)	85 bps			85	bps
Structured variable annuity embedded derivatives	$1,011	Discounted cash flow	Surrender rate(3)	0.5%	–	75.0%	2.6%
			Nonperformance risk(4)	85 bps			85	bps

	December 31, 2022
	Fair Value		Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$395		Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.1%	–	2.3%	1.4%
Asset backed securities	$545		Discounted cash flow	Annual default rate	2.4%			2.4%
				Loss severity	25.0%			25.0%
				Yield/spread to U.S. Treasuries(2)	320 bps	–	550 bps	329	bps
Fixed deferred indexed annuity ceded embedded derivatives	$48		Discounted cash flow	Surrender rate(3)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$44		Discounted cash flow	Surrender rate(3)	0.0%	–	66.8%	1.4%
				Nonperformance risk(4)	95 bps			95	bps
IUL embedded derivatives	$739		Discounted cash flow	Nonperformance risk(4)	95 bps			95	bps
Structured variable annuity embedded derivatives	$(137	)(5)	Discounted cash flow	Surrender rate(3)	0.8%	–	40.0%	0.9%
				Nonperformance risk(4)	95 bps			95	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(3)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

RiverSource Life Insurance Company

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2023 and 2022. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2023 and 2022. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $41 million and $58 million as of December 31, 2023 and 2022, respectively, and is classified as Level 3 in the fair value hierarchy.

RiverSource Life Insurance Company

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2023
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,725	$—	$—	$1,599	$1,599
Policy loans	912	—	912	—	912
Other investments	76	—	54	22	76
Receivables	6,514	—	—	5,566	5,566
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$16,641	$—	$—	$14,243	$14,243
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	339	—	339
Other liabilities	5	—	—	5	5
Separate account liabilities — investment contracts	332	—	332	—	332

	December 31, 2022
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,768	$—	$—	$1,600	$1,600
Policy loans	847	—	847	—	847
Other investments	89	—	69	20	89
Receivables	7,372	—	—	6,174	6,174
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,450	$—	$—	$12,470	$12,470
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	315	—	315
Other liabilities	8	—	—	7	7
Separate account liabilities — investment contracts	298	—	298	—	298

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2023, 2022 and 2021, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the five year period ending December 31, 2028 and a total of $4 million thereafter.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $338 million, $320 million and $345 million for the years ended December 31, 2023, 2022 and 2021, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for federal income taxes was $269 million and $(56) million as of December 31, 2023 and 2022, respectively, which is reflected in Other assets and Other liabilities, respectively.

Investments

The Company invested in AA and A rated asset backed securities issued by AAF as of December 31, 2021 and in AA, A and BBB rated asset backed securities issued by AAF 2 as of December 31, 2023 and 2022, both affiliates of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. During the third quarter of 2022, the Company redeemed the outstanding AA and A rated securities issued by AAF at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2023 and 2022, the fair value of these asset backed securities was $554 million and $544 million, respectively. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $34 million, $17 million and $12 million for the years ended December 31, 2023, 2022 and 2021, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has amended its revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. Prior to June 1, 2023, the interest rate for any borrowing under the agreement was established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In June 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2023 and 2022. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Dividends paid to Ameriprise Financial	$600	$600	$1,900
Dividend received from RiverSource Life of NY	50	63	—
Dividends received from RTA	—	—	50
Return of capital received from RTA	75	80	—

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $582 million and $679 million as of December 31, 2023 and 2022, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.1 billion as of both December 31, 2023 and 2022.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Statutory net gain from operations	$1,331	$1,615	$1,366
Statutory net income	845	1,769	253

Government debt securities of $4 million as of both December 31, 2023 and 2022 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,170	$—	$5,170	$(3,694)	$(1,101)	$(357)	$18
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	38	—	38	(18)	—	—	20
Total	$5,217	$—	$5,217	$(3,721)	$(1,101)	$(357)	$38

	December 31, 2022
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$2,887	$—	$2,887	$(2,313)	$(565)	$(5)	$4
OTC cleared	23	—	23	(9)	—	—	14
Exchange-traded	97	—	97	(75)	—	—	22
Total	$3,007	$—	$3,007	$(2,397)	$(565)	$(5)	$40

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$3,812	$—	$3,812	$(3,694)	$(34)	$(78)	$6
OTC cleared	35	—	35	(9)	—	—	26
Exchange-traded	18	—	18	(18)	—	—	—
Total	$3,865	$—	$3,865	$(3,721)	$(34)	$(78)	$32

	December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$2,630	$—	$2,630	$(2,313)	$(38)	$(277)	$2
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	92	—	92	(75)	—	(17)	—
Total	$2,731	$—	$2,731	$(2,397)	$(38)	$(294)	$2

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 5 for information related to derivatives held by consolidated investment entities.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2023			December 31, 2022
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$42,516	$185	$305	$101,302	$267	$355
Equity contracts	81,905	5,010	3,450	67,416	2,693	2,366
Credit contracts	3,375	1	106	1,802	13	—
Foreign exchange contracts	2,952	21	4	2,870	34	10
Total non-designated hedges	130,748	5,217	3,865	173,390	3,007	2,731
Embedded derivatives
IUL	N/A	—	873	N/A	—	739
Fixed deferred indexed annuities and deposit receivables	N/A	51	52	N/A	48	47
Structured variable annuity(3)	N/A	—	1,011	N/A	—	(137)
Total embedded derivatives	N/A	51	1,936	N/A	48	649
Total derivatives	$130,748	$5,268	$5,801	$173,390	$3,055	$3,380

N/A	Not applicable.
(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2023 included $1.0 billion of individual contracts in a liability position and $15 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2022 included $194 million of individual contracts in a liability position and $331 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2023 and 2022, investment securities with a fair value of $1.5 billion and $1.7 billion, respectively, were pledged to meet contractual obligations under derivative contracts, of which $145 million and $302 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2023 and 2022, investment securities with a fair value of $376 million and $14 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $314 million and $5 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2023 and 2022, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2023 and 2022, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2023
Interest rate contracts	$—	$(5)	$—	$(422)
Equity contracts	—	770	79	(1,239)
Credit contracts	—	—	—	7
Foreign exchange contracts	—	—	—	5
IUL embedded derivatives	—	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	(3)	—
Structured variable annuity embedded derivatives	—	(1,166)	—	—
Total gain (loss)	$—	$(401)	$1	$(1,649)

RiverSource Life Insurance Company

(in millions)	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits

Year Ended December 31, 2022
Interest rate contracts	$—	$(26)	$—	$(2,874)
Equity contracts	—	(164)	(126)	899
Credit contracts	—	—	—	279
Foreign exchange contracts	—	—	—	105
IUL embedded derivatives	—	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	4	—
Structured variable annuity embedded derivatives	—	633	—	—
Total gain (loss)	$—	$443	$95	$(1,591)

Year Ended December 31, 2021
Interest rate contracts	$—	$—	$—	$(886)
Equity contracts	1	34	91	(851)
Credit contracts	—	—	—	43
Foreign exchange contracts	—	—	—	5
IUL embedded derivatives	—	—	30	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	(8)	—
Structured variable annuity embedded derivatives	—	(393)	—	—
Total gain (loss)	$1	$(359)	$113	$(1,689)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2023:

(in millions)	Premiums Payable	Premiums Receivable
2024	$131	$23
2025	121	20
2026	247	88
2027	20	—
2028	30	—
2029-2030	378	—
Total	$927	$131

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

RiverSource Life Insurance Company

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2023 and 2022, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $62 million and $234 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2023 and 2022 was $55 million and $232 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2023 and 2022 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $7 million and $2 million as of December 31, 2023 and 2022, respectively.

19. SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income(2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

RiverSource Life Insurance Company

	Year Ended December 31, 2021
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(527)	$111	$(416)
Reclassification of net (gains) losses on securities included in net income(2)	(556)	117	(439)
Impact of benefit reserves and reinsurance recoverables	8	(1)	7
Net unrealized gains (losses) on securities	(1,075)	227	(848)
Effect of changes in discount rate assumptions on certain long-duration contracts	361	(77)	284
Effect of changes in instrument-specific credit risk on MRBs	127	(27)	100
Total other comprehensive income (loss)	$(587)	$123	$(464)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2021	$1,185	$—	$—	$(1)	$1,184
Cumulative effect of adoption of long-duration contracts guidance	707	(1,217)	(527)	—	(1,037)
OCI before reclassifications	(409)	284	100	—	(25)
Amounts reclassified from AOCI	(439)	—	—	—	(439)
Total OCI	(848)	284	100	—	(464)
Balance at December 31, 2021	1,044	(933)	(427)	(1)	(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	(991)	(72)	(20)	(1)	(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	$(482)	$(126)	$(85)	$(1)	$(694)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Current income tax
Federal	$(112)	$57	$172
State	2	(2)	6
Total current income tax	(110)	55	178
Deferred income tax
Federal	98	150	136
State	2	4	2
Total deferred income tax	100	154	138
Total income tax provision (benefit)	$(10)	$209	$316

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2023	2022	2021
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(8.2)	(2.3)	(1.7)
Low income housing tax credits	(8.0)	(2.9)	(3.3)
Foreign tax credit, net of addback	(7.0)	(1.7)	(0.9)
Audit adjustments	(3.4)	—	—
Uncertain tax positions	1.6	—	—
Other, net	1.5	(0.3)	0.4
Income tax provision (benefit)	(2.5)%	13.8%	15.5%

The decrease in the Company’s effective tax rate for the year ended December 31, 2023 compared to 2022 is primarily due to lower pretax income in the current year.

The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to lower pretax income relative to tax preferred items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2023 and 2022. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2023	2022(1)
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$1,244	$1,431
Investments including net unrealized on Available-for-Sale securities	118	165
Other	30	29
Gross deferred income tax assets	1,392	1,625
Less: valuation allowance	30	30
Total deferred income tax assets	1,362	1,595
Deferred income tax liabilities
Deferred acquisition costs	380	410
Other	56	52
Gross deferred income tax liabilities	436	462
Net deferred income tax assets	$926	$1,133

(1)

Prior period amounts have been reclassified to conform to current year presentation and primarily relate to derivative activity being presented with the liabilities they are hedging and remaining investments being presented together inclusive of net unrealized on Available-for-Sale securities.

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $28 million, net of federal benefit, which will expire beginning December 31, 2024. Based on analysis of the Company’s tax position as of December 31, 2023, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million; therefore, a valuation allowance of $30 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2023	2022	2021
Balance at January 1	$37	$37	$38
Reductions for tax positions related to the current year	(3)	(1)	(1)
Additions for tax positions of prior years	65	1	—
Reductions for tax positions of prior years	(71)	—	—
Reductions due to lapse of statutes of limitations	(1)	—	—
Balance at December 31	$27	$37	$37

RiverSource Life Insurance Company

If recognized, approximately $19 million, $20 million and $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2023, 2022 and 2021, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $2 million in the next 12 months primarily due to state statutes of limitations expirations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $8 million, nil and a net increase of $1 million in interest and penalties for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company had a payable of $11 million and $3 million related to accrued interest and penalties, respectively.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. As of December 31, 2023, the federal statutes of limitations are closed on years through 2018. A previously open item for 2014 and 2015 was resolved in the second quarter of 2023. Also in the second quarter of 2023, the Internal Revenue Service (“IRS”) audit for tax years 2016 through 2018 was finalized. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial and its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2021.

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2023	2022
Commercial mortgage loans	$15	$—

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which include information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, or adverse publicity each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to

RiverSource Life Insurance Company

monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2023 and 2022, the estimated liability was $34 million and $12 million, respectively. As of December 31, 2023 and 2022, the related premium tax asset was $29 million and $10 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

SAI9010_12_C01_(05/24)

PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated
August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is
incorporated herein by reference.

(ii)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable
Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable
Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity (form 411380) and data pages filed electronically as Exhibit 4.1 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about
Jan.25, 2013 is incorporated herein by reference.

(ii)
Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's
Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

(iii)
Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's
Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

(iv)
Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

(v)
Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to
Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

	(vi)	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.
(vii)
Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective
Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

(viii)
Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to
Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

(ix)
Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment
No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

(x)
Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

(xi)
Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xii)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to
Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xiii)
Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant's
Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xiv)
Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.60 to RiverSource Variable
Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xv)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.61 to
RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is
incorporated herein by reference.

(xvi)
Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.62 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xvii)
Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.63 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xviii)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed electronically as Exhibit 4.64 to
RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is
incorporated herein by reference.

(xix)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.21 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xx)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Rider and data page are filed electronically as Exhibit 4.22 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxi)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus Rider and data page are filed electronically as Exhibit 4.23 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus Rider and data page are filed electronically as Exhibit 4.24 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxiii)
Form of Guaranteed Minimum Death Benefit Rider – Enhanced Legacy Benefit (form 15111687) and data page filed electronically as Exhibit 4.28 to the Registrant’s Post-Effective Amendment No.8 to Registration Statement
No. 333-186218, is incorporated herein by reference.

(xxiv)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Rider and data page are filed electronically as Exhibit 4.26 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxv)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page are filed electronically as Exhibit 4.27 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxvi)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page are filed electronically as Exhibit 4.28 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxvii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Plus Rider and data page are filed electronically as Exhibit 4.29 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxviii)
Form of Guaranteed Minimum Death Benefit Rider SecureSource Legacy benefit Single Rider (form 115049-SG) is filed electronically as Exhibit 4.30 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxix)
Form of Guaranteed Minimum Death Benefit Rider SecureSource Legacy Joint Rider (form 115049-JT) is filed electronically as Exhibit 4.31 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxx)
Form of Payments to Beneficiary Endorsement (form ICC19 115157) is filed electronically as Exhibit 4.32 to Initial
Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxxi)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Tempo Rider and data page filed as
Exhibit 4.31 to Registrant’s Post-Effective Amendment No.6 to Registration Statement No. 333‐230376, is incorporated herein by reference.

(xxxii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo Rider and data page filed as
Exhibit 4.32 to Registrant’s Post-Effective Amendment No.6 to Registration Statement No. 333‐230376, is incorporated herein by reference.

(xxxiii)
Form of Investment Options and Limits Endorsement (116532) filed as Exhibit 4.33 to Registrant’s Post-Effective
Amendment No.6 to Registration Statement No. 333‐230376, is incorporated herein by reference.

(xxxiv)
Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JT) filed as Exhibit 4.34 to Registrant’s
Post-Effective Amendment No.6 to Registration Statement No. 333‐230376, is incorporated herein by reference.

(xxxv)
Form of Rider Anniversary Processing Endorsement Single Life (ICC21 116465-SG) filed as Exhibit 4.35 to Registrant’s
Post-Effective Amendment No.6 to Registration Statement No. 333‐230376, incorporated herein by reference.

(e)
Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

(f)	(i)	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.
(ii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(iii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein
Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life
Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia
Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to
Registration Statement No. 333-69777 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to
Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among
American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company
and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration
Statement No. 333-69777 is incorporated herein by reference.

(vii)
Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life
Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as
Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

(viii)
Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust,
Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to
Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ix)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource
Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about
April 24, 2008 is incorporated by reference herein.

(x)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and
Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference.

(xi)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective
Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xii)
Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust,
Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement
No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

(xiii)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells
Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42
to Registration Statement No. 333-79311 is incorporated by reference.

(xiv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock
Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account
10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment
Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource
Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xvi)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s
Post-Effective Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and
RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4
to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xviii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell &
Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective
Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated herein by reference.

(xx)
Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as
Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference

(xxi)
Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life
Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard
Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to
Registration Statement No. 333-79311 is incorporated by reference.

(xxii)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company,
Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason
Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly
Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc.
(formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor
Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement
No. 333-79311 is incorporated herein by reference.

(xxiii)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc.,
Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance
Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference..

(xxiv)
Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and
INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment
No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)		Not Applicable.

(j)	Not applicable.
(k)	Opinion of counsel and consent to its use as the legality of the securities being registered is electronically herewith.
(l)	Consent of Independent Registered Public Accounting Firm is electronically herewith.
(m)	Not applicable.
(n)	Not applicable.
(o)	Not applicable.
(p)
Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023, filed electronically as Exhibit (p)
to RiverSource Account 10’s Post-Effective Amendment 20 to Registration Statement 333-230376, is incorporated herein by reference.

Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Stephen P. Blaske		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Sherman, Kara D.		Director
Stephen R. Wolfrath		Director, Vice President – Insurance and Annuities Product Development and Management
John R. Hutt		Director
Brian E. Hartert		Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP GP, LLC	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[4]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[5]	Texas
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP St. Albans Investors GP, LLC	Delaware
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
Lionstone VA Five, LLC	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Canada, Inc.	Ontario
Columbia Threadneedle Canada Holdings, Inc.	Ontario
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.6†	Luxembourg
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP6	Scotland
Columbia Threadneedle PE Co-Investment FP LP6	Scotland
Columbia Threadneedle Real Estate Partners LLP[7]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
Columbia Threadneedle REP Property Management Limited	England & Wales
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP6	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP6	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[8]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg

Parent Company /Subsidiary Name	Jurisdiction
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%)
5
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
6
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
7
Columbia ThreadneedleTreasury Limited holds 1 unit
8
One-third of this entity is owned by American Express Travel Related Services
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Janz, Sara S.	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$394,275,424	None	None	None
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Company (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on April 23, 2024.
RiverSource Variable Account 10
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 23, 2024.
RiverSource Life Insurance Company
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on April 23, 2024.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ John R. Hutt	Director
John R. Hutt
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023 filed electronically as Exhibit (p) to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement File No.333-230376, is [var:POA filed_incorporated,0001av], by

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF Post-Effective Amendment No. 21
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2024 is filed electronically herewith.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consent of Independent Registered Public Accounting Firm